UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

C/O Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end:    September 30, 2018

Date of reporting period:    June 30, 2018

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Low Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Limited Term Income Fund

Thornburg Low Duration Income Fund

Thornburg Strategic Income Fund

Thornburg Value Fund

Thornburg International Value Fund

Thornburg Core Growth Fund

Thornburg International Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Global Opportunities Fund

Thornburg Developing World Fund

Thornburg Better World International Fund

Thornburg Capital Management Fund

Thornburg Long/Short Equity Fund

Schedule of Investments
Thornburg Low Duration Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 103.0%
	Alabama — 1.6%
	City of Mobile Industrial Development Board (Alabama Power Company Barry Plant), 1.85% due 6/1/2034 (put 3/24/2020)	$1,000,000	$ 992,590
	Southeast Alabama Gas Supply District, Series A 4.00% due 6/1/2019 - 6/1/2020	1,665,000	1,716,280
	Arizona — 2.7%
[a]	Arizona Health Facilities Authority, Series C-RMK 1.55% due 1/1/2046 (put 7/2/2018)	3,240,000	3,240,000
	Mesa Utility System Revenue,
	3.00% due 7/1/2019	325,000	329,631
	4.00% due 7/1/2020	915,000	956,093
	Arkansas — 0.2%
	Board of Trustees of the University of Arkansas (Fayetteville Campus), 4.00% due 11/1/2018	295,000	297,463
	California — 8.5%
[b]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), 2.115% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	1,000,000	1,003,700
	California Infrastructure and Economic Development Bank (Pacific Gas and Electric Company), 1.75% due 11/1/2026 (put 6/1/2022)	1,590,000	1,519,420
	California Municipal Finance Authority, 1.60% due 9/1/2021 (put 10/1/2018)	1,000,000	1,000,000
	California Statewide Communities Development Authority (Irvine East Campus Apartments), 5.00% due 5/15/2019 - 5/15/2020	1,220,000	1,270,830
	City of Chula Vista (San Diego Gas & Electric Co.), Series A, 1.65% due 7/1/2018	1,000,000	1,000,000
[c]	City of Los Angeles (Cash Flow Management) GO, 4.00% due 6/27/2019	3,000,000	3,070,020
[c]	County of Los Angeles (Fiscal Year 2017-2018 Expenditures) GO, 4.00% due 6/28/2019	3,000,000	3,073,650
[c]	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 4.00% due 6/28/2019	2,000,000	2,049,100
	Colorado — 1.5%
[a]	City & County of Denver, Series A2 1.55% due 12/1/2029 (put 7/2/2018)	2,025,000	2,025,000
	City of Aurora (Sports Park and E-911 Projects) COP, 5.00% due 12/1/2019	365,000	382,086
	Connecticut — 2.1%
	State of Connecticut GO, 5.00% due 6/15/2022	1,715,000	1,875,970
	State of Connecticut Health and Educational Facilities Authority (Ascension Health Credit Group), 1.65% due 11/15/2029 (put 3/1/2019)	1,645,000	1,643,273
	Florida — 2.1%
	City of Cape Coral (Utility Improvement; Insured: AGM), 1.40% due 9/1/2018	495,000	494,871
[a]	County of Manatee, 1.58% due 9/1/2024 (put 7/2/2018)	1,200,000	1,200,000
	Gainesville Utilities System Revenue,
[a]	Series A-REMK 12/14/15 1.55% due 10/1/2026 (put 7/2/2018)	1,000,000	1,000,000
[a]	Series C-REMK 12/14/15 1.55% due 10/1/2026 (put 7/2/2018)	600,000	600,000
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), 3.00% due 10/15/2018	120,000	120,511
	Georgia — 2.8%
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2019 - 12/1/2021	1,000,000	1,072,652
	City of Atlanta (BeltLine Project), Series A, 4.00% due 1/1/2019	580,000	586,595
	Monroe County Development Authority (Gulf Power Co.), 2.00% due 9/1/2037 (put 6/25/2020)	3,000,000	2,981,550
	Guam — 1.2%
	Government of Guam (Economic Development),
	5.00% due 11/15/2018 - 1/1/2019	1,400,000	1,419,252
	Series D-REF, 4.00% due 11/15/2018	275,000	277,104
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2020	300,000	319,170
	Hawaii — 0.6%
[b]	City and County of Honolulu (Rail Transit Project) GO, 1.83% (MUNISPA + 0.32%) due 9/1/2028 (put 9/1/2020)	1,000,000	1,000,500
	Illinois — 7.9%
	Chicago O’Hare International Airport (2015 Airport Projects), 5.00% due 1/1/2019	940,000	955,867
	Chicago O’Hare International Airport (2016 Airport Projects), Series B, 5.00% due 1/1/2019	500,000	508,440
	Chicago Park District (Capital Improvement Plan) GO, Series D, 5.00% due 1/1/2020	500,000	519,945
	Chicago Park District GO, Series C 3.00% due 1/1/2019	275,000	276,103
	Chicago Transit Authority (Rail Car and Rail System Improvements), 5.50% due 6/1/2019 (pre-refunded 12/1/2018)	815,000	828,399
	City of Chicago (Water System),
	5.00% due 11/1/2020	600,000	639,594
	Series 2017-2, 5.00% due 11/1/2019 - 11/1/2022	2,200,000	2,327,394
	City of Chicago, 5.00% due 1/1/2020	600,000	628,914
	County of Cook (Capital Improvement Plan) GO, Series A, 5.00% due 11/15/2019	615,000	639,907
	County of Cook GO, Series C 4.25% due 11/15/2019	200,000	206,088
	Du Page County High School District No. 88 (Addison Trail and Willowbrook High Schools), 3.00% due 1/15/2020	1,245,000	1,267,298
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), 1.55% due 8/15/2042 (put 7/2/2018)	1,525,000	1,525,000
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2018	500,000	506,160
	Illinois Finance Authority (Silver Cross Hospital and Medical Centers), 5.00% due 8/15/2018	500,000	501,510
	State of Illinois 5.75% due 6/15/2019	75,000	77,633

Schedule of Investments, Continued
Thornburg Low Duration Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	State of Illinois (Build Illinois Program),
	5.00% due 6/15/2020	$ 535,000	$ 562,488
	Series A, 4.00% due 6/15/2019	520,000	529,734
	State of Illinois (State Facilities Improvements) GO, 5.00% due 3/1/2022	575,000	604,170
	Indiana — 4.7%
	City of Whiting, 1.85% due 6/1/2044 (put 10/1/2019)	2,000,000	1,994,360
	Indiana Finance Authority,
[a]	1.54% due 2/1/2037 (put 7/2/2018)	3,200,000	3,200,000
[a]	1.57% due 11/1/2037 (put 7/2/2018)	2,600,000	2,600,000
	Kansas — 0.4%
	Kansas (Department of Commerce Impact Program) DFA, Series K, 5.00% due 12/1/2018	635,000	642,823
	Kentucky — 2.3%
	Commonwealth of Kentucky State Property and Buildings Commission (Project No. 112), Series B, 5.00% due 11/1/2019 - 11/1/2021	2,600,000	2,782,444
	Louisville/Jefferson County Metropolitan Government (Louisville Gas and Electric Company), 1.50% due 10/1/2033 (put 4/1/2019)	1,000,000	997,420
	Louisiana — 3.4%
[a]	Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge, 1.53% due 11/1/2019 (put 7/2/2018)	700,000	700,000
	Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2021	600,000	639,654
	Shreveport Water & Sewer Revenue, Series C 5.00% due 12/1/2023	860,000	973,744
[d]	State of Louisiana GO, 5.00% due 8/1/2021	2,960,000	3,223,736
	Massachusetts — 0.8%
	Massachusetts Housing Finance Agency (Low and Moderate Income Housing), Series B, 2.00% due 6/1/2019	1,325,000	1,325,278
	Michigan — 1.6%
	Livonia Public Schools School District GO, 5.00% due 5/1/2021 - 5/1/2022	985,000	1,069,149
	Northern Michigan University, Series A 5.00% due 12/1/2019 - 12/1/2021	1,535,000	1,641,713
	Minnesota — 1.1%
[a]	Minneapolis MN/St Paul Housing & Redevelopment Authority, Series B-2 1.55% due 11/15/2035 (put 7/2/2018)	1,750,000	1,750,000
	Mississippi — 0.4%
[a]	Mississippi Business Finance Corp., Series G 1.53% due 11/1/2035 (put 7/2/2018)	655,000	655,000
	Missouri — 0.5%
[a]	Missouri Development Finance Board, Series A 1.55% due 12/1/2033 (put 7/2/2018)	800,000	800,000
	Nevada — 1.5%
	Clark County Department of Aviation, Series A 5.00% due 7/1/2021	2,000,000	2,175,380
	Clark County School District (School Facilities Improvements) GO, Series C, 5.00% due 6/15/2021	250,000	270,930
	New Hampshire — 1.9%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire), 1.57% due 7/1/2033 - 7/1/2035 (put 7/2/2018)	3,170,000	3,170,000
	New Jersey — 4.7%
	City of Trenton (Various Capital Improvements; Insured: AGM) (State Aid Withholding) GO, 5.00% due 7/15/2020	500,000	530,150
	New Jersey (Cigarette Tax) EDA, 5.00% due 6/15/2019	550,000	565,235
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series K, 5.50% due 12/15/2019	200,000	209,688
	New Jersey Transit Corp. (Urban Public Transportation Capital Improvement), Series A, 5.00% due 9/15/2019	1,250,000	1,296,025
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements), 5.00% due 6/15/2020	500,000	524,810
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: Natl-Re), Series B, 5.50% due 12/15/2020	2,000,000	2,144,660
	Passaic Valley Sewer Commissioners (Sewer System) GO, Series G, 5.75% due 12/1/2021	500,000	556,445
	Tobacco Settlement Financing Corp., Series A 5.00% due 6/1/2021	1,790,000	1,928,438
	New Mexico — 2.0%
[a]	New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services Obligated Group), 1.55% due 8/1/2034 (put 7/2/2018)	3,230,000	3,230,000
	New York — 13.2%
	City of New York (Capital Projects) GO, Series C, 5.00% due 8/1/2019	450,000	466,672
	City of New York GO,
[a]	1.53% due 8/1/2038 (put 7/2/2018)	2,300,000	2,300,000
[a]	Series 1 1.53% due 3/1/2040 (put 7/2/2018)	500,000	500,000
	Metropolitan Transportation Authority (Transit and Commuter System), Series C-1A, 4.00% due 2/15/2019	1,000,000	1,015,160
[a]	Metropolitan Transportation Authority, 1.55% due 11/15/2045 (put 7/2/2018)	2,305,000	2,305,000
	New York City Transitional Finance Authority Future Tax Secured Revenue,
[a]	1.53% due 11/1/2036 - 2/1/2045 (put 7/2/2018)	1,835,000	1,835,000
[a]	1.55% due 8/1/2031 (put 7/2/2018)	1,500,000	1,500,000
	New York City Water & Sewer System,
[a]	1.53% due 6/15/2050 (put 7/2/2018)	2,770,000	2,770,000
[a]	Series F-SUBSER F-2-REMK 10/2 1.55% due 6/15/2035 (put 7/2/2018)	2,850,000	2,850,000
[a]	New York State Housing Finance Agency, 1.56% due 11/1/2046 (put 7/2/2018)	3,200,000	3,200,000
	Tobacco Settlement Asset Securitization Corp., Series A, 5.00% due 6/1/2021	1,000,000	1,076,170
	Town of Oyster Bay GO, 3.00% due 2/1/2019 - 2/1/2020	2,000,000	2,017,360

Schedule of Investments, Continued
Thornburg Low Duration Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	North Carolina — 4.6%
[a]	Charlotte-Mecklenburg Hospital Authority, (Carolinas Healthcare System Obligated Group), 1.58% due 1/15/2038 (put 7/2/2018)	$4,500,000	$ 4,500,000
[a]	University of North Carolina at Chapel Hill, Series A-REMK 9/21/15 1.50% due 2/15/2031 (put 7/2/2018)	780,000	780,000
[a]	University of North Carolina, 1.50% due 2/15/2031	2,385,000	2,385,000
	Ohio — 2.1%
	Clty of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	500,000	543,625
[a]	Ohio Higher Educational Facility Commission 1.54% due 1/1/2039 (put 7/2/2018)	3,000,000	3,000,000
	Oklahoma — 0.8%
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2018	270,000	271,083
	Tulsa County Industrial Authority (Jenks Public Schools), 5.50% due 9/1/2018	1,000,000	1,006,580
	Oregon — 0.6%
	State of Oregon (Cash Management) GO, Series A, 5.00% due 9/28/2018	1,000,000	1,008,380
	Pennsylvania — 4.8%
	City of Philadelphia (Pennsylvania Gas Works),
	5.00% due 10/1/2020	500,000	532,405
	Series 1998, 5.00% due 7/1/2018	350,000	350,000
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2021	1,000,000	1,080,700
	East Penn School District (State Aid Withholding) GO, 2.00% due 9/15/2020	555,000	555,011
[a]	Hospitals & Higher Education Facilities Authority of Philadelphia, 1.55% due 7/1/2025 - 7/1/2041 (put 7/2/2018)	2,770,000	2,770,000
	Lancaster County Hospital Authority (Masonic Villages Project), 5.00% due 11/1/2018	1,500,000	1,516,965
	Luzerne County Industrial Development Authority (Insured: AGM) GO, 5.00% due 12/15/2019 - 12/15/2020	1,000,000	1,049,320
	South Carolina — 0.3%
	South Carolina Public Service Authority (Capital Improvement), Series A, 5.00% due 12/1/2021	515,000	557,714
	Texas — 14.7%
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2021	1,000,000	1,079,010
	City of Houston (Convention & Entertainment Facilities Department), 4.00% due 9/1/2018	675,000	677,477
[d]	City of Houston GO, Series A 5.00% due 3/1/2019	3,000,000	3,069,360
	City of Houston Higher Education Finance Corp.) (KIPP Program; Guaranty: PSF), 5.00% due 8/15/2018	970,000	973,899
	City of San Antonio (Electric and Gas Systems),
	2.25% due 2/1/2033 (put 12/1/2019)	1,000,000	1,006,790
	Series C, 3.00% due 12/1/2045 (put 12/1/2019)	265,000	269,558
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	1,000,000	1,112,910
	Dallas Independent School District (School District Buildings Renovations; Insured: PSF-GTD) GO, Series B-4, 5.00% due 2/15/2036 (put 2/15/2020)	325,000	341,172
[a]	Harris County Cultural Education Facilities Finance Corp., (Texas Medical Center; LOC:JP Morgan Chase Bank NA) 1.55% due 9/1/2031 (put 7/2/2018)	3,190,000	3,190,000
	Houston Airport System Revenue, Series B, 5.00% due 7/1/2022 - 7/1/2023	780,000	872,611
[d]	Houston Independent School District, Series B-REM 2.40% due 6/1/2036 (put 6/1/2021)	3,275,000	3,300,742
[a]	Lower Neches Valley Authority Industrial Development Corp., 1.53% due 5/1/2046 (put 7/2/2018)	2,100,000	2,100,000
	North Texas Tollway Authority, Series A, 5.00% due 1/1/2022	1,000,000	1,099,350
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2021	510,000	552,463
	State of Texas (Cash Flow Management), 4.00% due 8/30/2018	1,240,000	1,245,146
[a]	Tarrant County Cultural Education Facilities Finance Corp., 1.55% due 11/15/2050 (put 7/2/2018)	3,300,000	3,300,000
	Utah — 3.9%
[a]	City of Murray, (IHC Health Services, Inc. Obligated Group), Series A 1.55% due 5/15/2037 (put 7/2/2018)	3,200,000	3,200,000
[a]	Weber County (IHC Health Services, Inc. Obligated Group), Series C 1.55% due 2/15/2035 (put 7/2/2018)	3,200,000	3,200,000
	Washington — 0.5%
	King County Public Hospital District No. 2 (Evergreen Health) GO, 5.00% due 12/1/2018	835,000	846,991
	West Virginia — 1.0%
	Mason County (Appalachian Power Company), Series L-REMK, 1.625% due 10/1/2022 (put 10/1/2018)	200,000	199,746
	West Virginia Economic Development Authority, (Appalachian Power Co.), 2.625% due 12/1/2042 (put 6/1/2022)	1,425,000	1,425,513
	Total Investments — 103.0% (Cost $170,000,986)		$170,023,920
	Liabilities Net of Other Assets — (3.0)%		(4,984,589)
	Net Assets — 100.0%		$165,039,331

Footnote Legend
a	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
b	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2018.
c	When-issued security.
d	Segregated as collateral for a when-issued security.

Schedule of Investments, Continued
Thornburg Low Duration Municipal Fund	June 30, 2018 (Unaudited)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
GO	General Obligation
LIBOR	London Interbank Offered Rates
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF	Guaranteed by Permanent School Fund
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Low Duration Municipal Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Low Duration Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Municipal Fund	June 30, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 170,023,920	$ —	$ 170,023,920	$ —
Total Investments in Securities	$ 170,023,920	$ —	$ 170,023,920	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018.

SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 100.5%
	Alabama — 1.1%
	Alabama Public School & College Authority (Education System Capital Improvements),
	Series A, 5.00% due 6/1/2019 - 6/1/2022	$ 20,865,000	$ 22,444,636
	Series B, 5.00% due 6/1/2019 - 6/1/2023	1,505,000	1,629,945
	Alabama State Board of Education (Calhoun Community College), 4.00% due 5/1/2019 - 5/1/2022	5,425,000	5,633,080
	City of Mobile Industrial Development Board (Alabama Power Company Barry Plant), 1.85% due 6/1/2034 (put 3/24/2020)	25,500,000	25,311,045
	East Alabama Health Care Authority GO, 5.00% due 9/1/2021 - 9/1/2022	2,045,000	2,214,819
	Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	3,375,000	3,394,339
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2025 - 9/1/2027	8,915,000	10,469,067
	University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018	1,700,000	1,709,656
	Alaska — 0.3%
	Alaska Energy Authority (Bradley Lake Hydroelectric Project; Insured: AGM), 6.00% due 7/1/2020	1,790,000	1,933,325
	City of Valdez (BP Pipelines (Alaska), Inc. Project),
	5.00% due 1/1/2021	12,000,000	12,856,560
	Series B, 5.00% due 1/1/2021	3,700,000	3,964,106
	Arizona — 2.8%
	Arizona (Dignity Health) HFA, 5.00% due 7/1/2018 - 7/1/2020	4,125,000	4,211,991
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2022 - 12/1/2024	3,100,000	3,500,045
	Arizona Board of Regents (Arizona State University) COP,
	Series A, 5.00% due 9/1/2019 - 9/1/2023	18,235,000	20,114,372
	Series C, 5.00% due 6/1/2022	6,080,000	6,750,685
	Arizona Board of Regents (Northern Arizona University Projects) COP,
	3.00% due 9/1/2018 - 9/1/2019	3,525,000	3,565,548
	5.00% due 9/1/2020 - 9/1/2023	6,825,000	7,475,603
	Arizona Board of Regents (University of Arizona) COP, 5.00% due 6/1/2022 - 6/1/2028	1,690,000	1,940,961
	Arizona Board of Regents (University of Arizona), 5.00% due 8/1/2020 - 8/1/2024	1,925,000	2,152,894
[a]	Arizona Health Facilities Authority, Series C-RMK 1.55% due 1/1/2046 (put 7/2/2018)	16,950,000	16,950,000
	Arizona School Facilities Board (School Site and Building Projects) COP, 5.25% due 9/1/2023 (pre-refunded 9/1/2018)	1,315,000	1,323,219
[b]	Arizona School Facilities Board (State School Land Trust; Insured: AMBAC), 5.00% due 7/1/2018	4,540,000	4,540,000
	Arizona Transportation Board, Series A, 5.00% due 7/1/2019 - 7/1/2022	15,975,000	17,219,735
	City of Phoenix Civic Improvement Corp., Series A, 5.00% due 7/1/2022 - 7/1/2025	8,580,000	9,894,692
	City of Tucson (Street and Highway Projects), Series A, 5.00% due 7/1/2022	2,135,000	2,378,838
	Pima County (Ina & Roger Road Wastewater Reclamation Facilities),
	5.00% due 7/1/2018	2,000,000	2,000,000
	Series A,
	3.00% due 7/1/2018 - 7/1/2022	3,025,000	3,112,648
	5.00% due 7/1/2018 - 7/1/2022	2,100,000	2,224,909
	Pima County (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM), 5.00% due 7/1/2018	5,000,000	5,000,000
	Pima County (Sewer System & Fleet Services Facilities Expansion) COP, 5.00% due 12/1/2018 - 12/1/2022	7,460,000	7,896,188
	Pinal County (Detention and Training Facilities), Series A, 5.00% due 8/1/2019 - 8/1/2025	6,190,000	6,870,777
	Pinal County (Hunt Highway (Phases III-V), Ironwood Drive, Public Safety Radio & Court Buildings), 5.00% due 8/1/2025	3,000,000	3,438,600
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2024 - 1/1/2028	25,175,000	29,613,102
	Scottsdale (Scottsdale Healthcare) IDA, 5.00% due 9/1/2019	6,885,000	6,921,972
	State of Arizona Department of Administration (State Lottery; Insured: AGM),
	5.00% due 7/1/2018	8,370,000	8,370,000
[b]	5.00% due 7/1/2020	8,705,000	9,255,330
	Arkansas — 0.1%
	Board of Trustees of the University of Arkansas (Fayetteville Campus Athletic Facilities), 3.00% due 11/1/2023	615,000	639,914
	City of Fort Smith (Water and Sewer System Construction; Insured: AGM), 4.00% due 10/1/2018 - 10/1/2019	2,670,000	2,722,175
	Jefferson County (Jefferson Regional Medical Center; Insured: AGM), 4.50% due 6/1/2019	1,580,000	1,617,051
	California — 9.9%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2021 - 12/1/2023	6,200,000	7,097,620
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Zero Coupon due 9/1/2022	3,250,000	2,946,482
	Brentwood Infrastructure Financing Authority (Redevelopment Agency of the City of Brentwood; Insured: AGM), 5.25% due 11/1/2018 - 11/1/2019	1,745,000	1,792,977
	Cabrillo (Educational Facilities; Insured: AMBAC) USD GO, Series A, Zero Coupon due 8/1/2021	1,000,000	936,870
	California (Community Developmental Disabilities Program; Insured: California Mtg Insurance) HFFA,
	5.50% due 2/1/2019	2,865,000	2,933,502
	5.75% due 2/1/2020 - 2/1/2021	3,670,000	3,962,325
	California (Dignity Health) HFFA,
	Series A,
	5.00% due 3/1/2020 - 3/1/2021	7,850,000	8,357,333
	5.25% due 3/1/2022	7,020,000	7,589,182

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	California (St. Joseph Health System) HFFA, Series D, 5.00% due 7/1/2043 (put 10/15/2020)	$ 5,000,000	$ 5,359,700
	California Educational Facilities Authority (Chapman University), 5.00% due 4/1/2021	4,870,000	5,289,453
[c]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), 2.115% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	5,000,000	5,018,500
[d]	California Municipal Finance Authority, 1.60% due 9/1/2021 (put 10/1/2018)	25,600,000	25,600,000
	California State Economic Recovery GO, Series A, 5.00% due 7/1/2020 (pre-refunded 7/1/2019)	4,200,000	4,350,066
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2020 - 4/1/2021	2,475,000	2,648,283
	California State Public Works Board (California State University),
	5.00% due 11/1/2018	2,700,000	2,732,508
	Series A, 5.00% due 10/1/2020	1,000,000	1,074,410
	California State Public Works Board (Coalinga State Hospital), 5.00% due 6/1/2020 - 6/1/2022	22,240,000	24,447,422
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2021 - 11/1/2022	10,825,000	12,212,535
	California State Public Works Board (Various Capital Projects),
	Series A, 5.00% due 10/1/2021	1,000,000	1,102,050
	Series G, 5.00% due 11/1/2020 - 11/1/2021	3,250,000	3,548,118
	California Statewide Communities Development Authority (Aspire Public Schools; LOC: PCSD; Guaranty Pool I, LLC), 5.00% due 7/1/2020 (pre-refunded 1/1/2019)	670,000	677,658
	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series A, 5.00% due 4/1/2019	27,000,000	27,724,950
	Castaic Lake Water Agency (Water System Improvement; Insured: AMBAC) COP, Zero Coupon due 8/1/2023	10,125,000	8,956,372
	Central Valley Financing Authority (Carson Ice), 5.00% due 7/1/2019	1,750,000	1,812,353
	Chula Vista COP, 5.25% due 3/1/2019	1,235,000	1,266,653
[e]	City of Los Angeles (Cash Flow Management) GO, 4.00% due 6/27/2019	72,000,000	73,680,480
	Clovis (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2019	2,685,000	2,641,825
	Community Facilities District No. 86-1 of the Irvine (Educational Facilities; Insured: AGM) USD, 5.25% due 9/1/2018 - 9/1/2019	6,000,000	6,153,150
[e]	County of Los Angeles (Fiscal Year 2017-2018 Expenditures) GO, 4.00% due 6/28/2019	101,505,000	103,996,948
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project), 5.00% due 6/1/2020 - 12/1/2024	35,595,000	40,078,152
	County of Monterey (2009 Refinancing Project; Insured: AGM) COP, 5.00% due 8/1/2018	2,260,000	2,266,667
	Escondido Union High School District (Insured: Natl-Re) GO, Zero Coupon due 11/1/2020	2,655,000	2,544,764
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD COP, Series B-2, 5.50% due 12/1/2018 - 12/1/2019	11,640,000	12,107,792
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series A, 5.00% due 7/1/2023	8,950,000	10,307,536
	Series B, 5.00% due 7/1/2023	11,950,000	13,762,576
	Series D, 5.00% due 7/1/2022 - 7/1/2024	22,900,000	26,290,162
	Los Angeles Convention and Exhibition Center Authority, Series A, 5.00% due 8/15/2018	2,295,000	2,304,937
	Los Angeles County Public Works Financing Authority (Multiple Capital Projects), Series A, 5.00% due 8/1/2018 - 8/1/2019	21,935,000	22,640,705
	Needles USD GO, Series B, Zero Coupon due 8/1/2023	1,005,000	881,455
	North City West School Facilities Financing Authority (Carmel Valley Educational Facilities; Insured: AGM), Series A, 5.00% due 9/1/2023	4,545,000	5,082,810
	Northern California Power Agency (Hydroelectric Project), Series A, 5.00% due 7/1/2019 - 7/1/2020	2,325,000	2,407,310
	Oakland (Construction & Modernization Project; Insured: AGM) USD GO, 5.00% due 8/1/2022 - 8/1/2025	6,780,000	7,845,899
	Oakland State Building Authority (Elihu M. Harris State Office Building), 5.00% due 12/1/2018	7,240,000	7,347,586
	Palo Alto USD GO, Zero Coupon due 8/1/2019	1,000,000	983,920
	Palomar Community College District GO, Series B, Zero Coupon due 8/1/2021	2,560,000	2,416,000
[e]	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 4.00% due 6/28/2019	45,445,000	46,560,675
	Rocklin (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2022	3,910,000	3,576,242
	Sacramento City (Educational Facilities Improvements) USD GO, 5.00% due 7/1/2021	3,265,000	3,578,277
	Sacramento City Financing Authority (Merged Downtown & Oak Park; Insured: Natl-Re), Zero Coupon due 12/1/2019 - 12/1/2021	4,520,000	4,315,184
	San Diego (Educational System Capital Projects; Insured: Natl-Re) GO, Series D-1, 5.50% due 7/1/2020	10,000,000	10,789,200
	San Diego Convention Center Expansion Financing Authority, Series A, 5.00% due 4/15/2020 - 4/15/2022	15,000,000	16,406,890
	San Francisco Building Authority (San Francisco Civic Center Complex), 5.00% due 12/1/2018	13,130,000	13,325,112
	San Joaquin Delta Community College District (Insured: AGM) GO, Series B, Zero Coupon due 8/1/2019	7,600,000	7,220,760
	Santa Ana (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2019	3,425,000	3,367,049
	Santa Ana Financing Authority (Police Administration & Holding Facility; Insured: Natl-Re), 6.25% due 7/1/2018	4,035,000	4,035,000
	Santa Fe Springs Community Development Commission (Consolidated Redevelopment Project; Insured: Natl-Re), Zero Coupon due 9/1/2024	7,000,000	5,912,270
	State of California (Various Purposes) GO, 5.00% due 9/1/2020 - 9/1/2021	15,000,000	16,256,850
	State of California Economic Recovery GO, Series A, 5.00% due 7/1/2018	4,000,000	4,000,000
	Tuolumne Wind Project Authority, Series A, 5.00% due 1/1/2019	2,000,000	2,036,360
	Tustin Community Redevelopment Agency (Tustin Redevelopment), 4.00% due 9/1/2019 - 9/1/2020 (pre-refunded 9/1/2018)	2,060,000	2,109,791
	West Contra Costa (Educational Facilities; Insured: AGM) USD GO, Series C-1, Zero Coupon due 8/1/2022	4,000,000	3,663,000
	West Covina Redevelopment Agency (Fashion Plaza), 6.00% due 9/1/2022	6,135,000	6,621,199
	Colorado — 0.9%
	City & County of Denver (Buell Theatre Property) COP, 5.00% due 12/1/2020 - 12/1/2023	8,610,000	9,463,484
	City & County of Denver School District No. 1 (Eastbridge Elementary and Conservatory Green K-8 Schools) COP,
	4.00% due 12/15/2019 - 12/15/2020	1,000,000	1,044,846
	5.00% due 12/15/2021 - 12/15/2023	3,210,000	3,600,466
[a]	City & County of Denver, Series A2 1.55% due 12/1/2029 (put 7/2/2018)	1,600,000	1,600,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	City of Longmont, 6.00% due 5/15/2019	$ 1,655,000	$ 1,718,999
	Colorado (Northern Colorado Medical Center) HFA, 5.00% due 5/15/2025 - 5/15/2026	1,305,000	1,503,362
	Colorado (Northern Colorado Medical Center; Insured: AGM) HFA, Series B-REMK, 5.25% due 5/15/2019	2,225,000	2,295,755
	Colorado Educational & Cultural Facilities Authority (National Conference of State Legislatures), 5.00% due 6/1/2020 - 6/1/2021	2,805,000	2,953,901
	El County Paso (Judicial Complex; Insured: AGM), 5.00% due 12/1/2022 - 12/1/2028	2,500,000	2,904,820
	El Paso County (Pikes Peak Regional Development Center) COP,
	4.00% due 12/1/2021	1,000,000	1,064,250
	5.00% due 12/1/2023	1,330,000	1,512,423
	El Paso County Falcon School District No. 49 COP, 5.00% due 12/15/2020 - 12/15/2024	1,950,000	2,194,796
	Park Creek Metropolitan District (Insured: AGM), 5.50% due 12/1/2018 - 12/1/2019	2,200,000	2,273,198
	Regional Transportation District COP,
	Series A,
	5.50% due 6/1/2021	205,000	218,743
	5.50% due 6/1/2021 (pre-refunded 6/1/2020)	2,165,000	2,315,641
	Regional Transportation District (FasTracks Transportation System) COP, 5.00% due 6/1/2019 - 6/1/2020	8,385,000	8,752,519
	Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2023 - 6/1/2024	8,000,000	9,009,440
	State of Colorado COP, Series A, 5.00% due 9/1/2024 - 9/1/2028	4,610,000	5,407,331
	Connecticut — 1.6%
	City of Hartford (Various Public Improvements; Insured: AGM) GO,
	5.00% due 10/1/2022	1,765,000	1,928,174
	Series A, 5.00% due 7/1/2024 - 7/1/2025	1,820,000	2,040,607
	City of West Haven (Insured: AGM) GO, 4.00% due 8/1/2018	2,080,000	2,083,411
	State of Connecticut 5.00% due 6/15/2023 - 6/15/2027	4,825,000	5,436,704
	State of Connecticut (Educational Facilities) GO,
	5.00% due 9/1/2023 - 6/15/2024	24,935,000	27,826,009
[b]	5.00% due 6/15/2025	11,015,000	12,350,899
	State of Connecticut (Various Capital Projects) GO,
	5.00% due 8/15/2024	1,845,000	2,037,194
	Series B, 5.00% due 5/15/2024 - 5/15/2027	44,500,000	49,845,855
	Series D,
[c]	2.28% (MUNISPA + 0.77%) due 9/15/2018	725,000	726,037
[c]	2.43% (MUNISPA + 0.92%) due 9/15/2019	1,000,000	1,006,250
	State of Connecticut GO, 5.00% due 6/15/2028	1,855,000	2,115,516
	Delaware — 0.0%
	Delaware Transportation Authority (Transportation System), 5.00% due 7/1/2020 - 7/1/2022	1,940,000	2,137,558
	District of Columbia — 0.1%
	District of Columbia 5.00% due 12/1/2027	925,000	980,352
	District of Columbia (Insured: Syncora) GO, Series B, 5.25% due 6/1/2020	3,005,000	3,207,056
	District of Columbia (National Public Radio), Series A, 5.00% due 4/1/2019 - 4/1/2020	2,695,000	2,817,131
	Florida — 6.3%
	Alachua County School Board (Educational Facilities) COP, 5.00% due 7/1/2022 - 7/1/2023	3,850,000	4,319,109
	Broward County (Airport, Marina & Port Improvements),
	4.00% due 10/1/2018 - 10/1/2020	2,085,000	2,168,752
	5.00% due 10/1/2018 - 10/1/2020	3,500,000	3,687,545
	Broward County (Port Facilities), 5.50% due 9/1/2018 - 9/1/2019	6,300,000	6,446,818
	Broward County School Board (Educational Facilities) COP,
	Series A, 5.00% due 7/1/2021 - 7/1/2025	22,580,000	25,538,577
	Series B, 5.00% due 7/1/2023 - 7/1/2025	9,000,000	10,357,170
	Series C, 5.00% due 7/1/2025 - 7/1/2026	12,830,000	14,977,892
	Central Florida Expressway Authority, 5.00% due 7/1/2022 - 7/1/2024	3,525,000	4,007,376
	City of Cape Coral (Water and Sewer System Improvements), 5.00% due 10/1/2022 - 10/1/2026	5,435,000	6,320,539
	City of Fort Myers (Gulf Breeze Loan Program; Insured: Natl-Re), 5.00% due 12/1/2018	2,195,000	2,201,036
	City of Jacksonville, Series C, 5.00% due 10/1/2018 - 10/1/2023	3,655,000	3,907,156
	City of Lakeland (Energy System; Insured: AGM), 5.00% due 10/1/2019 - 10/1/2020	6,695,000	7,015,464
	City of Lakeland (Lakeland Regional Health Systems), 5.00% due 11/15/2019 - 11/15/2026	9,525,000	10,369,465
	City of Miami (Stormwater Management Utility System), 5.00% due 9/1/2026 - 9/1/2028	2,675,000	3,140,076
	City of North Miami Beach (North Miami Beach Water Project),
	3.00% due 8/1/2018	1,280,000	1,281,498
	5.00% due 8/1/2019 - 8/1/2021	3,430,000	3,621,025
	City of Orlando (Senior Tourist Development; Insured: AGM), 5.00% due 11/1/2023 - 11/1/2027	3,530,000	4,069,059
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University),
	5.00% due 4/1/2019 - 4/1/2020	2,225,000	2,307,375
	5.50% due 4/1/2019	1,705,000	1,754,360
	Florida Higher Educational Facilities Financing Authority (University of Tampa), Series A, 5.00% due 4/1/2019 - 4/1/2022	1,845,000	1,933,898

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Florida State Board of Governors (University System Capital Improvements), Series A, 4.00% due 7/1/2020 - 7/1/2022	$ 12,655,000	$ 13,388,368
	Fort Myers Utility System Revenue,
	5.00% due 10/1/2023	990,000	1,082,496
	5.00% due 10/1/2023 (pre-refunded 10/1/2021)	2,370,000	2,595,340
[a]	Gainesville Utilities System Revenue, Series C-REMK 12/14/15 1.55% due 10/1/2026 (put 7/2/2018)	19,215,000	19,215,000
	Highlands County Health Facilities Authority ETM, 5.00% due 11/15/2019	5,000	5,223
	Highlands County Health Facilities Authority, 5.00% due 11/15/2019	2,995,000	3,127,888
	Hillsborough County (Court Facilities), Series B, 5.00% due 11/1/2018 - 11/1/2021	18,155,000	19,226,004
	Hillsborough County (Jail and Storm Water Projects), Series A, 5.00% due 11/1/2021 - 11/1/2022	5,305,000	5,900,924
	Hillsborough County School Board (Master Lease Program) COP, 5.00% due 7/1/2028	4,835,000	5,709,313
	Jacksonville Electric Authority (Electric System), Series A, 5.00% due 10/1/2023 - 10/1/2024	2,595,000	2,944,909
	Jacksonville Electric Authority (Water and Sewer System), 5.00% due 10/1/2018	1,500,000	1,513,245
	Lee County School Board (School Facilities Improvements) COP, 5.00% due 8/1/2023 - 8/1/2024	3,000,000	3,423,280
	Manatee County (County Capital Projects), 5.00% due 10/1/2018 - 10/1/2021	5,175,000	5,459,123
	Manatee County (Public Utilities Improvements), 5.00% due 10/1/2024 - 10/1/2025	970,000	1,123,113
	Manatee County School District (School Facilities Improvements; Insured: AGM), 5.00% due 10/1/2025 - 10/1/2027	2,900,000	3,395,388
	Marion County School Board (Insured: BAM) COP, Series B, 5.00% due 6/1/2019 - 6/1/2024	10,965,000	11,770,143
	Miami Beach GO,
	4.00% due 9/1/2019 - 9/1/2021	3,760,000	3,896,034
	5.00% due 9/1/2020 - 9/1/2022	4,720,000	5,054,498
	Miami-Dade County (Building Better Communities) GO, Series B, 5.25% due 7/1/2018	5,040,000	5,040,000
	Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2025	2,500,000	2,873,200
	Miami-Dade County (Professional Sports Franchise Facilities; Insured: AGM), Series C, Zero Coupon due 10/1/2018 - 10/1/2019	7,555,000	7,475,866
	Miami-Dade County (Transit System), 5.00% due 7/1/2023 - 7/1/2025	10,215,000	11,827,341
	Miami-Dade County Expressway Authority (Toll System), Series B, 5.00% due 7/1/2024 - 7/1/2025	4,000,000	4,577,440
	Miami-Dade County Expressway Authority (Toll System; Insured: AGM), 5.00% due 7/1/2019	7,530,000	7,777,812
	Miami-Dade County School Board (Educational Facilities Improvements) COP,
	Series A,
	5.00% due 5/1/2022 - 5/1/2024	15,535,000	17,506,973
	5.00% due 5/1/2031 (put 5/1/2024)	2,550,000	2,908,479
	Series C, 5.00% due 5/1/2025	15,000,000	17,289,000
	Orange County (Orlando Health, Inc.) HFA,
	5.25% due 10/1/2019	6,050,000	6,310,150
	5.375% due 10/1/2023	4,150,000	4,342,145
	Orange County (Orlando Health, Inc.; Insured: Natl-Re) HFA, 6.25% due 10/1/2021	1,540,000	1,657,348
	Orange County School Board (Educational Facilities) COP, Series D, 5.00% due 8/1/2019 - 8/1/2025	10,795,000	11,958,002
	Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2020	600,000	638,208
	Palm Beach County School Board (Educational Facilities) COP,
	Series B, 5.00% due 8/1/2022 - 8/1/2024	10,370,000	11,810,436
	Series C,
	4.00% due 8/1/2019 - 8/1/2021	4,775,000	5,029,446
	5.00% due 8/1/2018 - 8/1/2022	3,550,000	3,809,975
	Palm Beach County School District COP, Series C, 5.00% due 8/1/2021 - 8/1/2026	10,130,000	11,517,265
	Polk County (Water and Wastewater Utility Systems), 5.00% due 10/1/2023	1,420,000	1,590,641
	Polk County (Water and Wastewater Utility Systems; Insured: AGM),
	3.00% due 10/1/2021	3,125,000	3,208,750
	4.00% due 10/1/2020	3,100,000	3,241,608
	Reedy Creek Improvement District (Buena Vista Drive Corridor Improvements), 5.00% due 6/1/2023	1,940,000	2,205,082
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems) GO, Series A, 5.00% due 6/1/2021 - 6/1/2025	4,210,000	4,826,935
	Reedy Creek Improvement District (Walt Disney World Resort Complex Utility Systems), Series 1, 5.00% due 10/1/2018 - 10/1/2023	3,330,000	3,631,061
	South Florida Water Management District (Everglades Restoration Plan) COP, 5.00% due 10/1/2018 - 10/1/2022	9,530,000	10,136,369
	South Lake County Hospital District, 5.00% due 10/1/2025	4,140,000	4,367,120
	Sunshine State Governmental Financing Commission (Miami-Dade County Program), 5.00% due 9/1/2021 - 9/1/2024	7,275,000	8,135,024
	Sunshine State Governmental Financing Commission (Miami-Dade County Program; Insured: AGM), 5.00% due 9/1/2021	5,000,000	5,449,100
	Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018 - 10/1/2019	5,890,000	6,042,149
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), 5.00% due 10/15/2023 - 10/15/2025	1,750,000	1,994,658
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.; Insured: AGM), 5.00% due 10/15/2018 - 10/15/2019	4,425,000	4,546,720
	Volusia County School Board (University High School, River Springs Middle School) COP, 5.00% due 8/1/2024	1,000,000	1,144,380
	Georgia — 1.2%
	Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons, LLC),
	4.00% due 6/15/2020	395,000	412,581
	5.00% due 6/15/2019	400,000	413,116
	Athens-Clarke County Unified Government Development Authority (UGAREF Central Precinct, LLC), 5.00% due 6/15/2022 - 6/15/2024	1,790,000	2,015,288
	City of Atlanta (Airport Passenger Facility),
	5.00% due 1/1/2024 - 1/1/2025	3,850,000	4,397,212

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series B, 5.00% due 1/1/2023 - 1/1/2025	$ 2,645,000	$ 3,002,701
	City of Atlanta (Atlantic Station Project), 5.00% due 12/1/2018 - 12/1/2024	5,500,000	5,962,922
	City of Atlanta (BeltLine Project), Series A, 5.00% due 1/1/2020 - 1/1/2021	585,000	611,925
	City of Atlanta (Hartsfield-Jackson Atlanta International Airport),
	Series B, 5.00% due 1/1/2020 - 1/1/2021	13,000,000	13,632,830
	Series C,
	5.00% due 1/1/2019	3,145,000	3,199,503
	5.25% due 1/1/2020	5,000,000	5,264,650
	5.50% due 1/1/2021	3,525,000	3,839,042
	City of Atlanta (Water & Wastewater System),
	5.00% due 11/1/2021 - 11/1/2025	6,630,000	7,494,164
	6.00% due 11/1/2019	5,650,000	5,977,474
	Development Authority of Bartow County (Georgia Power Co. Plant Bowen Project), 2.70% due 8/1/2043 (put 8/23/2018)	6,000,000	6,010,080
	Fulton County Development Authority (Georgia Tech Athletic Association), 5.00% due 10/1/2022	4,550,000	5,032,254
	Fulton County Facilities Corp. (Public Purpose Project) COP, 5.00% due 11/1/2019	6,600,000	6,891,720
	Hospital Authority of Gwinnett County (Gwinnett Hospital System, Inc.; Insured: AGM), Series A, 5.00% due 7/1/2023	5,000,000	5,163,550
	LaGrange-Troup County Hospital Authority (West Georgia Health Foundation, Inc.), 5.00% due 7/1/2018	550,000	550,000
	Monroe County Development Authority (Gulf Power Co.), 2.00% due 9/1/2037 (put 6/25/2020)	1,300,000	1,292,005
	Valdosta and Lowndes County Hospital Authority (South Medical Center), Series B, 5.00% due 10/1/2022	1,500,000	1,643,115
	Guam — 0.7%
	Government of Guam (Economic Development), 5.00% due 1/1/2019	680,000	690,023
	Government of Guam (Layon Solid Waste Disposal Facility), Series A, 5.50% due 12/1/2018 - 12/1/2019	5,000,000	5,156,670
	Government of Guam (Various Capital Projects), Series D-REF, 5.00% due 11/15/2019 - 11/15/2024	18,450,000	20,449,257
	Guam Government Waterworks Authority (Water & Wastewater System Improvements), 5.25% due 7/1/2020 - 7/1/2023	1,995,000	2,202,609
	Guam Government, 5.00% due 1/1/2025	305,000	325,929
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2023 - 10/1/2026	5,070,000	5,599,713
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2019 - 10/1/2022	8,840,000	9,621,465
	Hawaii — 1.5%
	City and County of Honolulu (Capital Improvements) GO, 5.00% due 11/1/2019 - 11/1/2022	23,100,000	25,214,828
[c]	City and County of Honolulu (Rail Transit Project) GO, 1.83% (MUNISPA + 0.32%) due 9/1/2025 - 9/1/2028 (put 9/1/2020)	17,075,000	17,083,538
	County of Hawaii (Capital Improvements) GO,
	5.00% due 9/1/2023	800,000	912,056
	Series B, 5.00% due 9/1/2023	1,500,000	1,710,105
	Series C, 5.00% due 9/1/2021 - 9/1/2026	9,250,000	10,594,625
	Series D, 5.00% due 9/1/2023 - 9/1/2026	5,770,000	6,713,188
	Series E, 5.00% due 9/1/2021 - 9/1/2026	6,180,000	6,968,177
	State of Hawaii (Hawaiian Home Lands Settlement) GO,
	Series DZ,
	5.00% due 12/1/2019	1,545,000	1,616,873
	5.00% due 12/1/2022 (pre-refunded 12/1/2021)	4,000,000	4,401,151
	Series DZ-2017, 5.00% due 12/1/2019	1,455,000	1,523,929
	Series EA, 5.00% due 12/1/2020 - 12/1/2021	5,500,000	6,002,725
	Series EF, 5.00% due 11/1/2018	20,000,000	20,235,400
	Idaho — 0.3%
	Idaho (Trinity Health Credit Group) HFA, Series D, 5.00% due 12/1/2022 - 12/1/2024	4,200,000	4,775,160
	Regents of the University of Idaho, 5.25% due 4/1/2041 (put 4/1/2021)	12,600,000	13,610,646
	Illinois — 7.2%
	Board of Education of the City of Chicago (Educational Facilities; Insured: BHAC) GO, Zero Coupon due 12/1/2020	12,000,000	11,270,040
	Board of Trustees of Southern Illinois University (Housing & Auxiliary Facilities; Insured: Natl-re), Series A, 5.25% due 4/1/2020	1,000,000	1,045,220
	Chicago Midway International Airport, Series B, 5.00% due 1/1/2022 - 1/1/2024	3,700,000	4,125,199
	Chicago O’Hare International Airport (2015 Airport Projects), 5.00% due 1/1/2019 - 1/1/2021	8,350,000	8,722,924
	Chicago O’Hare International Airport (2016 Airport Projects),
	Series B, 5.00% due 1/1/2019	8,500,000	8,643,480
	Series C, 5.00% due 1/1/2027	1,750,000	2,015,037
	Chicago O’Hare International Airport (Capital Development Programs), Series B, 5.00% due 1/1/2022 (pre-refunded 1/1/2021)	5,835,000	6,278,110
	Chicago Park District
	Series B 5.00% due 1/1/2020	3,185,000	3,312,050
	Series D 5.00% due 1/1/2021	1,790,000	1,899,799
	Chicago Park District (Capital Improvement Plan) GO,
	4.00% due 1/1/2019 - 1/1/2020	1,635,000	1,662,901
	5.00% due 1/1/2023 - 1/1/2025	5,350,000	5,946,635
	Series B,
	4.00% due 1/1/2019 - 1/1/2020	4,475,000	4,559,544
	5.00% due 1/1/2021 - 1/1/2024	7,270,000	7,879,898

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series C, 5.00% due 1/1/2022 - 1/1/2023	$ 5,155,000	$ 5,632,417
	Series D, 5.00% due 1/1/2020	530,000	551,142
	Chicago School Reform Board of Trustees of the Board of Education (School District Capital Improvement Program; Insured: Natl-Re) GO, Series A, 5.25% due 12/1/2021	1,500,000	1,606,095
	City of Chicago (Chicago Midway Airport), Series B, 5.00% due 1/1/2023 - 1/1/2024	22,275,000	24,774,280
	City of Chicago (Project Fund), Series A, 5.00% due 1/1/2024 - 1/1/2027 (pre-refunded 1/1/2020)	17,850,000	18,710,192
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2021 - 1/1/2023	2,410,000	2,509,568
	City of Chicago (Wastewater Transmission System), Series C-REMK-10/, 5.00% due 1/1/2019 - 1/1/2025	19,500,000	21,364,562
	City of Chicago (Wastewater Transmission System; Insured: BHAC), Series A, 5.50% due 1/1/2020	1,400,000	1,404,158
	City of Chicago (Water System),
	5.00% due 11/1/2027	6,250,000	7,051,875
	Series 2017-2, 5.00% due 11/1/2018 - 11/1/2024	5,650,000	6,047,272
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2028	2,000,000	2,291,720
	City of Chicago Board of Education (Insured: Natl-Re) GO, Series A, 5.00% due 12/1/2018	1,000,000	1,009,470
	City of Mount Vernon (Various Municipal Capital Improvements; Insured: AGM) GO, 4.00% due 12/15/2019 - 12/15/2021	3,425,000	3,563,325
	City of Waukegan (Lakehurst Redevelopment Project; Insured: AGM) GO, Series A, 5.00% due 12/30/2019 - 12/30/2022	6,035,000	6,491,655
	Community College District No. 503 (Black Hawk College; Insured: AGM) GO, 5.00% due 12/1/2021 - 12/1/2024	10,935,000	12,269,191
	Community College District No. 516 (Waubonsee Community College) GO,
	4.50% due 12/15/2020	1,325,000	1,408,064
	5.00% due 12/15/2021	6,175,000	6,783,052
	Community High School District No. 127 (Lake County-Grayslake Educational Facilities.; Insured: Syncora) GO, 7.375% due 2/1/2020	1,000,000	1,085,990
	Community Unit School District No. 200 (DuPage County Educational Facilities; Insured: FSA) GO, Series D, 5.25% due 10/1/2023	1,000,000	1,042,370
	Community Unit School District No. 302 (Kane & DeKalb County Educational Facilities; Insured: Natl-Re) GO, Zero Coupon due 2/1/2021	3,165,000	2,958,832
	Community Unit School District No. 428 (DeKalb County Educational Facilities) GO, Zero Coupon due 1/1/2021	6,140,000	5,731,260
	Community Unit School District No. 5 (Insured: BAM) GO, 5.00% due 4/15/2024 - 4/15/2026	1,650,000	1,887,135
	Cook County Community College District No. 508 (City Colleges of Chicago) GO,
	5.00% due 12/1/2020 - 12/1/2024	8,020,000	8,597,107
	5.25% due 12/1/2025 - 12/1/2026	3,315,000	3,548,659
	Cook County School District No. 97 (Village of Oak Park; Insured: Natl-Re) GO, 9.00% due 12/1/2018	4,000,000	4,121,880
	County of Cook (Capital Improvement Plan) GO,
	Series A, 5.00% due 11/15/2021	5,000,000	5,446,700
	Series C,
	4.00% due 11/15/2020 - 11/15/2022	3,925,000	4,149,299
	5.00% due 11/15/2020 - 11/15/2022	9,195,000	9,825,809
	Series D, 5.00% due 11/15/2019	3,690,000	3,839,445
	Du Page County High School District No. 88 (Addison Trail and Willowbrook High Schools), 3.00% due 1/15/2020	2,630,000	2,677,103
	Forest Preserve District of Cook County GO, Series A, 5.00% due 11/15/2021	1,500,000	1,610,775
	Forest Preserve District of DuPage County GO, 5.00% due 11/1/2020 - 11/1/2024	9,455,000	10,670,325
[a]	Illinois Development Finance Authority (NorthShore University HealthSystem), 1.55% due 5/1/2031 (put 7/2/2018)	32,500,000	32,500,000
	Illinois Finance Authority (Advocate Health Care),
	5.00% due 8/1/2023 - 8/1/2025	2,765,000	3,152,645
	5.50% due 11/1/2018	510,000	516,594
	Series A-1, 5.00% due 11/1/2030 (put 1/15/2020)	1,250,000	1,308,475
	Series D, 5.00% due 4/1/2020 (pre-refunded 4/1/2019)	1,315,000	1,348,217
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), 1.55% due 8/15/2042 (put 7/2/2018)	44,700,000	44,700,000
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2020 - 11/15/2025	4,020,000	4,545,612
	Illinois Finance Authority (Trinity Health), Series L, 4.00% due 12/1/2021	1,000,000	1,064,250
	Illinois State Toll Highway Authority,
	Series A-1, 5.00% due 1/1/2025	6,500,000	6,805,370
	Series D, 5.00% due 1/1/2023 - 1/1/2024	10,500,000	11,890,460
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 (Insured: AMBAC) GO, Zero Coupon due 12/1/2021	2,000,000	1,844,286
	Kane McHenry Cook & DeKalb Counties Unit School District No. 300 GO, 5.00% due 1/1/2024	7,150,000	8,054,546
	McHenry County Conservation District GO, 5.00% due 2/1/2021 - 2/1/2025	4,325,000	4,815,113
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion), Series B, 5.00% due 12/15/2020	4,000,000	4,219,560
	Railsplitter Tobacco Settlement Authority,
	5.00% due 6/1/2019	22,000,000	22,606,760
	5.125% due 6/1/2019	6,780,000	6,974,586
	State of Illinois (Build Illinois) GO, 5.00% due 4/1/2026	5,000,000	5,014,850
	State of Illinois (Build Illinois),
	Series A, 5.00% due 6/15/2023 - 6/15/2025	14,650,000	16,445,745
	Series B 5.00% due 6/15/2019	1,285,000	1,321,083
	Series B, 5.00% due 6/15/2021 (pre-refunded 6/15/2019)	9,945,000	10,264,334
	State of Illinois (Insured: BAM-TCRS National), Series BAM-TCRS, 6.00% due 6/15/2026	3,455,000	4,142,683
	Town of Cicero Cook County (Cicero and Laramie Development Areas; Insured: AGM) GO, Series A, 5.00% due 1/1/2019 - 1/1/2021	4,700,000	4,856,608
	University of Illinois Board of Trustees (Insured: AGM) COP, Series B, 5.00% due 10/1/2019	955,000	964,579

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Village of Melrose Park (Insured: Natl-Re), Series A, 5.20% due 7/1/2018	$ 580,000	$ 580,000
	Village of Tinley Park GO, 4.00% due 12/1/2022	625,000	668,231
	Will & Kendall Counties Plainfield Community Consolidated School District 202 (Capital Improvements; Insured: BAM) GO, Series A, 5.00% due 1/1/2023 - 1/1/2025	21,125,000	23,793,099
	Will County Valley View Community Unit School District No. 365 (Insured: AGM) GO, Series B, Zero Coupon due 11/1/2018	3,370,000	3,350,454
	Indiana — 1.6%
	Avon Community School Building Corp.,
	4.00% due 7/15/2018 - 7/15/2019	2,000,000	2,024,270
	5.00% due 7/15/2021 - 7/15/2027	6,730,000	7,605,568
	Board of Trustees for the Vincennes University, Series J, 5.00% due 6/1/2020	1,000,000	1,061,200
	City of Carmel Redevelopment Authority (Road and Intersection Improvements), 5.00% due 8/1/2021 - 8/1/2022	4,915,000	5,385,239
	City of Carmel Redevelopment District (CFP Energy Center, LLC Installment Purchase Agreement) COP, 5.75% due 7/15/2022 (pre-refunded 1/15/2021)	2,320,000	2,462,657
	Duneland School Building Corp. (State Aid Withholding), Zero Coupon due 2/1/2020 - 8/1/2021	12,480,000	11,864,429
	Hamilton Southeastern Consolidated School Building Corp. (Educational Facilities; Insured: State Intercept), Series D, 5.00% due 7/15/2021 - 1/15/2024	3,210,000	3,569,129
	Indiana Bond Bank (Columbus Learning Center), 5.00% due 8/1/2021	1,300,000	1,410,240
[a]	Indiana Finance Authority 1.55% due 2/1/2037 (put 7/2/2018)	1,625,000	1,625,000
	Indiana Finance Authority (Community Health Network), Series A, 5.00% due 5/1/2019 - 5/1/2022	6,130,000	6,538,003
	Indiana Finance Authority (CWA Authority, Inc. Wastewater System Project), Series A, 5.00% due 10/1/2021 - 10/1/2024	2,000,000	2,256,550
	Indiana Finance Authority (Indiana University Health System),
	Series N,
	5.00% due 3/1/2020 - 3/1/2021	14,880,000	15,942,562
	5.00% due 3/1/2022 (pre-refunded 3/1/2021)	3,240,000	3,502,861
	Indiana Finance Authority (Indianapolis Airport), Series A-1, 5.00% due 11/1/2018	2,750,000	2,782,285
	Indiana Finance Authority (Marian University Health Sciences), 5.00% due 9/15/2018 - 9/15/2021	7,605,000	7,962,680
	Indiana Finance Authority (Parkview Health System), 5.00% due 5/1/2022	1,135,000	1,258,078
	Indiana Finance Authority (Rockville Correctional Facilities), 5.25% due 7/1/2018	2,150,000	2,150,000
	Indiana Finance Authority (Sisters of St. Francis Health Services, Inc.), 5.00% due 11/1/2018	1,250,000	1,263,925
	Indiana Finance Authority (Wabash Correctional Facilities), 5.25% due 7/1/2018	1,000,000	1,000,000
[a]	Indiana Finance Authority, 1.54% due 2/1/2037 (put 7/2/2018)	2,525,000	2,525,000
[a]	Indiana Finance Authority, (Franciscan Alliance, Inc. Obligated Group; LOC: Barclays Bank plc), 1.57% due 11/1/2037 (put 7/2/2018)	1,600,000	1,600,000
	Indiana Municipal Power Agency (Power Supply System), Series A, 5.00% due 1/1/2026 - 1/1/2028	4,235,000	4,967,594
	Knox Middle School Building Corp. (Insured: Natl-Re) (State Aid Withholding), Zero Coupon due 1/15/2020	1,295,000	1,243,951
	Lake Central Multi-District School Building Corp. (Educational Facilities) (State Aid Withholding),
	Series B,
	4.00% due 1/15/2019 - 1/15/2022	5,050,000	5,257,360
	5.00% due 7/15/2019 - 7/15/2022	5,100,000	5,443,307
	Perry Township Multischool Building Corp. (Educational Facilities) (State Aid Withholding),
	3.00% due 1/10/2019	1,000,000	1,007,110
	4.00% due 7/10/2019	1,000,000	1,023,140
	5.00% due 7/10/2020 - 7/10/2021	3,090,000	3,306,645
	Whitko High School Building Corp. (School Corp. Capital Improvements) (State Aid Withholding), 4.00% due 7/15/2018	1,025,000	1,025,820
	Zionsville Community Schools Building Corp. (Insured: AGM) (State Aid Withholding), 5.00% due 7/15/2019	1,100,000	1,128,028
	Iowa — 0.3%
	Des Moines Independent Community School District (School Infrastructure; Insured: AGM), 4.00% due 6/1/2019 - 6/1/2022	14,125,000	14,626,224
	Iowa Finance Authority (Genesis Health System), 5.00% due 7/1/2022 - 7/1/2024	6,085,000	6,827,908
	Kansas — 0.9%
	Kansas (National Bio and Agro-Defense Facility) DFA, 5.00% due 4/1/2020 - 4/1/2025	39,450,000	43,473,391
	Kansas (New Jobs Training; Insured: BAM) DFA, 5.00% due 12/1/2020	1,500,000	1,567,635
	Seward County No. 480 USD GO, Series B, 5.00% due 9/1/2024 - 9/1/2027	6,120,000	7,062,433
	Unified Government of Wyandotte County/Kansas City (Utility Systems Improvement), Series A, 5.00% due 9/1/2022 - 9/1/2024	3,600,000	4,043,200
	Wyandotte County No. 500 (General Improvement) USD GO, Series A, 5.00% due 9/1/2025 - 9/1/2026	5,675,000	6,580,407
	Kentucky — 1.9%
	Commonwealth of Kentucky State Property and Buildings Commission (Project No. 112), Series B, 5.00% due 11/1/2021 - 11/1/2026	61,960,000	69,909,126
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA, Series B, Zero Coupon due 10/1/2019 - 10/1/2023	21,680,000	20,164,682
	Lexington-Fayette Urban County Government Public Facilities Corp. (Eastern State Hospital), Series A, 5.00% due 6/1/2022	6,165,000	6,679,962
	Louisville/Jefferson County Metropolitan Government (Louisville Gas and Electric Company), 1.50% due 10/1/2033 (put 4/1/2019)	16,725,000	16,681,850
	Louisville/Jefferson County Metropolitan Government (Norton Healthcare, Inc.), 5.00% due 10/1/2024 - 10/1/2026	5,200,000	5,982,318
	Turnpike Authority of Kentucky (Revitalization Projects), Series B, 5.00% due 7/1/2025 - 7/1/2026	5,615,000	6,546,906
	Louisiana — 2.9%
	City of Bossier (Public Improvements; Insured: AGM),
	Series ST-2010,
	4.00% due 12/1/2018	2,020,000	2,040,927

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
4.50% due 12/1/2021	$ 2,240,000	$ 2,412,211
City of Lafayette (Utilities System Improvements), 5.00% due 11/1/2019	1,000,000	1,042,180
City of New Orleans (Audubon Park Aquarium; Insured: AGM) GO, Series A1, 4.00% due 10/1/2018	1,110,000	1,117,104
City of New Orleans (Public Improvements) GO,
4.00% due 12/1/2018 - 12/1/2019	1,450,000	1,478,699
5.00% due 12/1/2020 - 12/1/2021	2,515,000	2,722,028
City of New Orleans (Public Improvements; Insured: AGM) GO, 5.00% due 12/1/2019 - 12/1/2021	12,030,000	12,931,639
City of Shreveport (Water and Sewer System; Insured: BAM), Series A, 5.00% due 12/1/2020 - 12/1/2024	31,150,000	34,474,951
Consolidated Sales Tax District A of the Parish of LaFourche (Roads, Bridges & Drainage Works), 4.00% due 3/1/2021 - 3/1/2022	3,535,000	3,715,404
East Baton Rouge Sewerage Commission (Wastewater System Improvements), Series B, 5.00% due 2/1/2023 - 2/1/2025	2,150,000	2,440,263
Ernest N. Morial - New Orleans Exhibition Hall Authority (Convention Center), 5.00% due 7/15/2020 - 7/15/2023	3,780,000	4,118,020
Jefferson Sales Tax District Parish of Jefferson (Sewerage Capital Project; Insured: AGM), Series B, 5.00% due 12/1/2018	2,000,000	2,028,640
Louisiana Energy & Power Authority (LEPA Unit No. 1 Power; Insured: AGM), Series A, 5.00% due 6/1/2022 - 6/1/2023	1,750,000	1,958,625
Louisiana Energy & Power Authority (Rodemacher Unit No. 2 Power), 5.00% due 1/1/2020 - 1/1/2023	4,240,000	4,570,114
Louisiana Local Govt Environmental Facilities & Community Development Authority (Bossier Parish Community College - Campus Facilities, Inc. Project),
4.00% due 12/1/2018 - 12/1/2019	3,965,000	4,031,726
5.00% due 12/1/2020	1,200,000	1,287,540
Louisiana Local Govt Environmental Facilities & Community Development Authority (LCTCS Act 391 Project; Insured: BAM), 5.00% due 10/1/2022 - 10/1/2027	19,015,000	21,799,220
Louisiana Local Govt Environmental Facilities & Community Development Authority (Town of Vinton Public Power Authority; Insured: AGM), 4.50% due 10/1/2018 - 10/1/2019	2,000,000	2,042,800
Louisiana Offshore Terminal Authority (Deepwater Oil Port-Loop, LLC), Series A, 5.00% due 10/1/2018	22,140,000	22,317,341
Louisiana Public Facilities Authority (Hurricane Recovery Program), 5.00% due 6/1/2022 - 6/1/2023	7,945,000	8,901,327
Louisiana State Office Facilities Corp. (State Capitol), Series A, 5.00% due 5/1/2021	4,595,000	4,833,435
New Orleans Regional Transit Authority (Streetcar Rail Lines; Insured: AGM), 5.00% due 12/1/2019 - 12/1/2022	3,110,000	3,303,371
Parish of LaFourche (Roads, Highways & Bridges), 5.00% due 1/1/2019 - 1/1/2023	1,525,000	1,632,590
Parish of Orleans School District (Insured: AGM) GO, 5.00% due 9/1/2018 - 9/1/2020	8,640,000	8,912,237
Parish of Plaquemines Law Enforcement District GO,
5.00% due 9/1/2019	1,005,000	1,024,266
5.00% due 9/1/2021 (pre-refunded 9/1/2019)	1,115,000	1,158,418
Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	14,195,000	15,037,757
Parish of Terrebonne Hospital Service District No. 1 (Terrebonne General Medical Center),
5.00% due 4/1/2019 - 4/1/2021	3,295,000	3,414,086
5.00% due 4/1/2021 (pre-refunded 4/1/2020)	835,000	881,251
Shreveport Water & Sewer Revenue Series C 5.00% due 12/1/2024 - 12/1/2026	2,420,000	2,786,450
State of Louisiana GO, 5.00% due 8/1/2021	11,175,000	12,170,692
Maine — 0.1%
Maine Governmental Facilities Authority (Augusta & Machias Courthouses), 5.00% due 10/1/2020 - 10/1/2023	5,180,000	5,720,421
Maryland — 0.4%
Maryland Economic Development Corp. (Public Health Laboratory),
4.00% due 6/1/2022	8,245,000	8,716,202
5.00% due 6/1/2021	8,725,000	9,500,304
Prince County George’s 5.00% due 9/15/2026	6,110,000	7,280,859
Massachusetts — 1.2%
Berkshire Wind Power Cooperative Corp.,
5.00% due 7/1/2018 - 7/1/2019	5,590,000	5,679,863
5.00% due 7/1/2020 (pre-refunded 1/1/2020)	2,965,000	3,107,883
Massachusetts (Insured BHAC-CR FGIC), 5.50% due 1/1/2029	8,300,000	10,317,066
Massachusetts Development Finance Agency (CareGroup Healthcare System), Series H-1, 5.00% due 7/1/2020	5,000,000	5,299,900
Massachusetts Development Finance Agency (CareGroup Healthcare), Series I, 5.00% due 7/1/2023 - 7/1/2026	11,020,000	12,528,817
Massachusetts Development Finance Agency (Dominion Energy Brayton Point Station Units 1 and 2), 5.75% due 12/1/2042 (pre-refunded 5/1/2019)	2,000,000	2,069,780
Massachusetts Development Finance Agency (Mount Auburn Hospital Health Records System),
Series H-1,
3.00% due 7/1/2018	1,000,000	1,000,000
5.00% due 7/1/2022 - 7/1/2025	15,265,000	17,195,068
Massachusetts Development Finance Agency (Simmons College), Series J, 5.25% due 10/1/2023	595,000	679,651
Massachusetts Educational Financing Authority, 5.75% due 1/1/2020	7,500,000	7,923,450
Massachusetts Health & Educational Facilities Authority (UMass Memorial Health Care), Series G, 5.00% due 7/1/2018	4,290,000	4,290,000
Massachusetts Housing Finance Agency (Low and Moderate Income Housing), Series B, 2.00% due 6/1/2019	10,550,000	10,552,215
Michigan — 2.8%
Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2022 - 11/15/2025	1,870,000	2,128,510
Byron Center Michigan Public Schools (Insured: AGM/Q-SBLF), 4.00% due 5/1/2020	1,000,000	1,040,470
County of Genesee (Water Supply System; Insured: BAM) GO, 5.00% due 11/1/2022	600,000	666,090
County of Livingston (Howell Public Schools; Insured: Q-SBLF) GO, 4.00% due 5/1/2020 - 5/1/2021	2,000,000	2,093,890

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital; Insured: AGM),
	5.00% due 5/15/2020 - 5/15/2021	$ 2,785,000	$ 2,928,346
	5.00% due 5/15/2021 (pre-refunded 5/15/2020)	1,300,000	1,375,504
	Livonia Public Schools School District (School Building & Site) GO,
	Series I,
	4.00% due 5/1/2020	800,000	829,440
	5.00% due 5/1/2021	900,000	965,880
	Michigan Finance Authority (Beaumont Health Credit Group),
	4.00% due 8/1/2018	500,000	500,940
	5.00% due 8/1/2023 - 8/1/2025	18,800,000	21,460,842
	Michigan Finance Authority (Henry Ford Health System), 5.00% due 11/15/2027	1,000,000	1,154,180
	Michigan Finance Authority (Trinity Health Credit Group), 5.00% due 12/1/2022 - 12/1/2028	10,500,000	12,126,925
	Michigan Finance Authority (Ypsilanti Community Schools), 5.00% due 8/1/2019 - 8/1/2022	5,040,000	5,393,203
	Michigan Municipal Bond Authority (Clean Water Fund), 5.00% due 10/1/2020	35,000	35,856
	Michigan State Building Authority (Facilities Program), Series I, 5.00% due 4/15/2023 - 4/15/2026	4,305,000	4,962,763
	Michigan State Hospital Finance Authority (Ascension Health), Series F-2-REM, 1.90% due 11/15/2047 (put 4/1/2021)	2,900,000	2,891,503
	Michigan State Hospital Finance Authority (Henry Ford Health System), 5.50% due 11/15/2018	3,500,000	3,551,170
	Michigan State Hospital Finance Authority (Trinity Health), 6.00% due 12/1/2018	2,000,000	2,036,280
	Michigan Strategic Fund (Michigan House of Representatives Facilities; Insured: AGM), Series A, 5.25% due 10/15/2019 - 10/15/2020 (pre-refunded 10/15/2018)	6,575,000	6,647,062
	Novi Community School District (Michigan School Bond Qualification and Loan Program; Insured: Q-SBLF) GO, 5.00% due 5/1/2019	800,000	822,936
	Plymouth-Canton Community Schools (Insured: Q-SBLF) GO,
	Series A,
	4.00% due 5/1/2019	1,000,000	1,020,220
	5.00% due 5/1/2020	1,000,000	1,058,370
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), 5.00% due 9/1/2020 - 9/1/2024	6,940,000	7,688,188
	School District of the City of Dearborn (Insured: Q-SBLF) (State Aid Withholding) GO,
	3.00% due 5/1/2019	445,000	449,988
	4.00% due 5/1/2020 - 5/1/2023	2,080,000	2,213,264
	School District of the City of Detroit (Wayne County School Building & Site; Insured: Q-SBLF) GO, Series A, 5.00% due 5/1/2020 - 5/1/2022	9,200,000	9,929,406
	Sparta Area Schools, Counties of Kent and Ottawa (School Building & Site; Insured: Q-SBLF) GO, 5.00% due 5/1/2020	1,335,000	1,410,454
	St. Johns Public Schools (Insured: Natl-Re/FGIC/Q-SBLF) GO, 5.00% due 5/1/2021	1,000,000	1,053,660
	State Building Authority of the State of Michigan (Higher Education Facilities Program), Series I-A, 5.00% due 10/15/2020 - 10/15/2023	12,715,000	14,317,506
	State of Michigan (Jobs Today Highway Program & Governor’s Economic Stimulus Program), 5.00% due 3/15/2025	19,000,000	21,912,890
	Utica Community Schools County of Macomb (Technology Infrastructure Improvements; Insured: Q-SBLF) GO, 4.00% due 5/1/2019	9,925,000	10,109,208
	Warren Consolidated School District (Insured: Q-SBLF) GO, 5.00% due 5/1/2020 - 5/1/2021	2,000,000	2,138,000
	Wayne County Airport Authority (Detroit Metropolitan Airport),
	Series C,
	5.00% due 12/1/2019	12,645,000	13,218,830
	5.50% due 12/1/2020	4,395,000	4,775,871
	Series D, 5.50% due 12/1/2019 - 12/1/2020	5,715,000	6,120,952
	Wayne State University, Series A, 5.00% due 11/15/2023 - 11/15/2026	17,480,000	20,222,198
	Minnesota — 1.0%
	City of Rochester (Mayo Clinic), Series A, 4.00% due 11/15/2030 (put 11/15/2018)	1,450,000	1,462,369
	City of St. Cloud (CentraCare Health System), Series A, 5.00% due 5/1/2019 - 5/1/2020	6,805,000	7,091,483
	City of St. Paul Housing & Redevelopment Authority (Gillette Children’s Specialty Healthcare Project), 5.25% due 2/1/2020 (pre-refunded 2/1/2019)	2,010,000	2,052,713
	Le Sueur-Henderson No. 2397 (Minnesota School District Credit Enhancement Program) ISD, 3.00% due 4/1/2021	1,125,000	1,153,969
[a]	Minneapolis MN/St Paul Housing & Redevelopment Authority, Series B-2 1.55% due 11/15/2035 (put 7/2/2018)	34,115,000	34,115,000
	Northern Municipal Power Agency (Electric System), Series A1, 5.00% due 1/1/2019 - 1/1/2020	8,500,000	8,749,655
	Port Authority of the City of St. Paul (Minnesota Andersen Office Building), Series 3, 5.00% due 12/1/2021 - 12/1/2022	2,215,000	2,457,556
	Port Authority of the City of St. Paul (Minnesota Freeman Office Building),
	Series 2,
	4.00% due 12/1/2018	3,925,000	3,966,134
	5.00% due 12/1/2019 - 12/1/2020	4,675,000	4,965,201
	St. Paul Housing and Redevelopment Authority (HealthPartners), 5.00% due 7/1/2023 - 7/1/2025	1,850,000	2,103,986
	Mississippi — 0.3%
[a]	Jackson County 1.53% due 6/1/2023 (put 7/2/2018)	1,000,000	1,000,000
	Mississippi Development Bank (Department of Corrections), Series C, 5.00% due 8/1/2018	4,910,000	4,923,404
	Mississippi Development Bank (MDOT-Harrison County Highway), Series A-GA, 5.00% due 1/1/2020 - 1/1/2023	6,500,000	7,015,800
	Mississippi Development Bank (MDOT-Madison County Highway), 5.00% due 1/1/2020 - 1/1/2023	5,250,000	5,678,158
	Mississippi State Business Fianance Commission 1.53% due 11/1/2035	1,700,000	1,700,000
	Missouri — 0.9%
	Cass County COP,
	4.50% due 5/1/2019	1,270,000	1,298,651

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	5.00% due 5/1/2020 - 5/1/2021	$ 4,005,000	$ 4,217,182
	Health & Educational Facilities Authority of the State of Missouri
[a]	Series A 1.55% due 9/1/2030 (put 7/2/2018)	1,700,000	1,700,000
[a]	Series B 1.55% due 9/1/2030 (put 7/2/2018)	3,500,000	3,500,000
[a]	Series C-REMK 1.44% due 3/1/2040 (put 7/2/2018)	1,000,000	1,000,000
	Jackson County (Parking Facility Projects), 4.00% due 12/1/2019 - 12/1/2021	1,500,000	1,581,990
	Kansas City (Kansas City Redevelopment District) IDA, 5.00% due 9/1/2018	2,000,000	2,011,226
	Kansas City Municipal Assistance Corp. (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC), Series B-1, Zero Coupon due 4/15/2021 - 4/15/2022	15,095,000	13,959,079
	Missouri Development Finance Board (City of Independence Electric System),
	Series B, 5.00% due 6/1/2019 - 6/1/2020	2,790,000	2,901,815
	Series F, 4.00% due 6/1/2019 - 6/1/2022	7,885,000	8,223,832
	Missouri Health and Educational Facilities Authority (Children’s Mercy Hospital),
	5.00% due 5/15/2019 - 5/15/2020	1,170,000	1,203,776
	5.00% due 5/15/2020 (pre-refunded 5/15/2019)	830,000	854,618
	Missouri State Health & Educational facility Authority 1.44% due 7/1/2032	2,600,000	2,600,000
	Platte County (Community & Resource Centers), 5.00% due 4/1/2019 - 4/1/2021	4,440,000	4,663,947
	Southeast Missouri State University (City of Cape Girardeau Campus System Facilities), 5.00% due 4/1/2020	2,825,000	2,977,494
	Special Administrative Board of the Transitional School District of the City of St. Louis (State Aid Withholding) GO, 4.00% due 4/1/2019 - 4/1/2022	8,570,000	9,011,014
	Nebraska — 0.1%
	Douglas County Hospital Authority No. 3 (Nebraska Methodist Health System), 5.00% due 11/1/2022 - 11/1/2025	6,980,000	7,869,718
	Nevada — 3.1%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2019 - 9/1/2027	6,155,000	6,729,143
	City of Las Vegas (City Hall) COP, 5.00% due 9/1/2018	4,000,000	4,023,048
	Clark County Department of Aviation, Series A 5.00% due 7/1/2021	1,855,000	2,017,665
	Clark County School District (Acquisition of Transportation & Technology Equipment) GO,
	Series C, 5.00% due 6/15/2022	2,560,000	2,829,722
	Series D, 5.00% due 6/15/2021 - 6/15/2022	47,150,000	51,684,924
	Series E, 5.00% due 6/15/2021	21,405,000	23,197,027
	Las Vegas Clark County Library District GO, 5.00% due 1/1/2019	3,000,000	3,051,690
	Las Vegas Convention and Visitors Authority, Series C, 5.00% due 7/1/2023 - 7/1/2026	6,205,000	7,062,226
	Las Vegas Valley Water District GO,
	Series A, 5.00% due 6/1/2023 - 6/1/2026	55,955,000	64,483,120
	Series B, 5.00% due 12/1/2025	20,000,000	23,306,800
	Series C, 5.00% due 6/1/2020 - 6/1/2021	9,255,000	9,959,823
	Series D, 5.00% due 6/1/2019 - 6/1/2020	6,080,000	6,423,906
	Washoe County (Reno-Sparks Convention & Visitors Authority) GO, 5.00% due 7/1/2021 - 7/1/2022	4,200,000	4,575,457
	New Hampshire — 0.1%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire), 1.57% due 7/1/2033 - 7/1/2035 (put 7/2/2018)	1,930,000	1,930,000
	New Hampshire Municipal Bond Bank, 5.25% due 8/15/2020 - 8/15/2022	3,770,000	4,199,383
	New Hampshire Turnpike System, Series B, 5.00% due 2/1/2020 - 2/1/2021	2,260,000	2,407,433
	New Jersey — 2.9%
	Burlington County Bridge Commission (County Governmental Loan Program), 5.00% due 12/1/2018	1,000,000	1,014,770
	City of Jersey City (Qualified General Improvement; Insured: BAM) (State Aid Withholding) GO,
	Series A,
	4.00% due 8/1/2020 - 8/1/2021	5,455,000	5,733,802
	5.00% due 8/1/2022 - 8/1/2023	4,985,000	5,580,536
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re), 5.50% due 10/1/2024	5,000,000	5,900,050
	Hudson County Improvement Authority (Hudson County Lease; Insured: AGM),
	4.75% due 10/1/2018 - 10/1/2019	6,390,000	6,573,431
	5.375% due 10/1/2020	2,020,000	2,166,066
	New Jersey (New Jersey Transit Corporation) EDA, Series B, 5.00% due 11/1/2024 - 11/1/2026	16,000,000	17,592,800
	New Jersey (School Facilities Construction) EDA,
	5.00% due 9/1/2020 - 3/1/2026	11,650,000	12,389,517
	Series G, 5.75% due 9/1/2023 (pre-refunded 3/1/2021)	4,955,000	5,446,239
	Series GG, 5.75% due 9/1/2023	550,000	590,865
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series K, 5.50% due 12/15/2019	5,525,000	5,792,631
	New Jersey Health Care Facilities Financing Authority (Virtua Health Issue), 5.00% due 7/1/2023 - 7/1/2024	1,535,000	1,743,273
	New Jersey Higher Educational Assistance Authority,
	Series 1A,
	5.00% due 12/1/2018	3,000,000	3,040,200
	5.25% due 12/1/2019	5,650,000	5,904,928
	New Jersey Transit Corp. (Urban Public Transportation Capital Improvement), Series A, 5.00% due 9/15/2021	3,395,000	3,627,320
	New Jersey Transportation Trust Fund Authority (Federal Highway), 5.00% due 6/15/2028	7,330,000	7,346,273

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
[c]	2.71% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	$ 6,250,000	$ 6,272,937
	5.00% due 6/15/2020 - 6/15/2025	19,000,000	19,752,105
[b]	5.00% due 6/15/2027	30,285,000	33,391,332
	Series A,
	5.00% due 6/15/2024	1,710,000	1,871,646
	5.25% due 12/15/2022	2,000,000	2,186,120
	Series B, 5.00% due 6/15/2019 - 6/15/2021	4,570,000	4,809,809
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: AMBAC), Series B, 5.25% due 12/15/2023	3,545,000	3,962,105
	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2022	22,595,000	22,645,613
	Passaic Valley Sewer Commissioners (Sewer System) GO,
	Series G,
	5.625% due 12/1/2018	1,210,000	1,230,110
	5.75% due 12/1/2019 - 12/1/2021	10,750,000	11,733,225
	New Mexico — 1.2%
	Albuquerque Municipal School District No. 12 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding) GO, 5.00% due 8/1/2019	5,885,000	6,098,508
	Carlsbad Municipal School District (Educational Facilities) GO, 5.00% due 8/1/2023	1,650,000	1,878,442
	City of Albuquerque (City Infrastructure Improvements) GO, 5.00% due 7/1/2023	1,360,000	1,549,543
	City of Farmington (Southern California Edison Co.-Four Corners Project), 1.875% due 4/1/2029 (put 4/1/2020)	3,000,000	2,980,320
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2022	2,110,000	2,242,909
	New Mexico Educational Assistance Foundation (Student Loans), Series A-1, 5.00% due 12/1/2018 - 12/1/2021	8,000,000	8,283,580
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services), 5.00% due 8/1/2024 - 8/1/2025	1,780,000	2,043,120
[a]	New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services Obligated Group), 1.55% due 8/1/2034 (put 7/2/2018)	36,700,000	36,700,000
	New Mexico State University, Series B, 5.00% due 4/1/2020 - 4/1/2022	6,190,000	6,643,670
	Rio Rancho Public School District No 94 GO, 5.00% due 8/1/2026	1,085,000	1,273,606
	Rio Rancho Public School District No. 94 (State Aid Withholding) GO, 4.00% due 8/1/2018	3,940,000	3,947,683
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2025	1,250,000	1,461,887
	State of New Mexico (Educational Facilities), 5.00% due 7/1/2020	4,000,000	4,256,160
	New York — 12.4%
	City of Long Beach School District (Insured: AGM) (State Aid Withholding) GO, 3.50% due 5/1/2022	1,600,000	1,654,224
	City of New York (City Budget Financial Management) GO,
	5.00% due 8/1/2021 - 8/1/2023	25,145,000	28,089,365
	Series D, 5.00% due 8/1/2021 - 8/1/2022	6,000,000	6,633,660
	Series J, 5.00% due 8/1/2021 - 8/1/2024	80,480,000	91,613,384
	Series K, 5.00% due 8/1/2021 - 8/1/2022	20,850,000	23,116,205
	City of New York GO,
[a]	1.59% due 10/1/2046 (put 7/2/2018)	2,300,000	2,300,000
[a]	Series 1 1.53% due 3/1/2040 (put 7/2/2018)	11,100,000	11,100,000
	Metropolitan Transportation Authority (Green Bond),
	Series A2, 5.00% due 11/15/2026 - 11/15/2027	34,040,000	40,019,066
	Series C-1, 5.00% due 11/15/2027 - 11/15/2028	21,960,000	26,024,705
	Metropolitan Transportation Authority (Transit and Commuter System), Series C-1A, 4.00% due 2/15/2019	14,500,000	14,719,820
	Metropolitan Transportation Authority,
	Series A, 5.00% due 11/15/2020	2,000,000	2,154,360
	Series A2-GREEN BOND, 5.00% due 11/15/2025	10,480,000	12,186,563
	Series C-2B, 5.00% due 11/15/2034 (put 2/15/2020)	550,000	578,001
	Series D, 5.00% due 11/15/2020 - 11/15/2021	37,280,000	40,691,879
	Monroe County Industrial Development Corp. (St. John Fisher College), Series A, 5.00% due 6/1/2019 - 6/1/2022	3,030,000	3,277,018
	Nassau County (New York Institute of Technology) IDA, Series A, 5.25% due 3/1/2020	1,715,000	1,814,556
	New York City Health and Hospital Corp. (Healthcare Facilities Improvements) GO, Series A, 5.00% due 2/15/2019 - 2/15/2021	15,315,000	16,027,816
	New York City Transitional Finance Authority (City Capital Projects & WTC Recovery Costs),
	5.00% due 11/1/2018	3,075,000	3,112,023
	Series B, 5.00% due 11/1/2018	3,145,000	3,182,866
	Series D, 5.00% due 11/1/2018	11,730,000	11,871,229
	Series E, 5.00% due 11/1/2018	14,725,000	14,902,289
[a]	New York City Transitional Finance Authority Future Tax Secured Revenue 1.53% due 2/1/2045 (put 7/2/2018)	49,310,000	49,310,000
	New York City Transitional Finance Authority Future Tax Secured Revenue,
[a]	1.53% due 11/1/2036 (put 7/2/2018)	32,850,000	32,850,000
[a]	1.55% due 8/1/2031 (put 7/2/2018)	3,700,000	3,700,000
[a]	Series 1-SUB 1D 1.55% due 11/1/2022 (put 7/2/2018)	15,750,000	15,750,000
	New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.), 5.00% due 12/1/2026	2,500,000	2,961,000
[a]	New York City Water & Sewer System 1.55% due 6/15/2032 (put 7/2/2018)	1,120,000	1,120,000
	New York City Water & Sewer System,
[a]	1.53% due 6/15/2043 - 6/15/2050 (put 7/2/2018)	108,865,000	108,865,000
[a]	1.55% due 6/15/2045 (put 7/2/2018)	2,000,000	2,000,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[a]	1.56% due 6/15/2044 (put 7/2/2018)	$ 2,700,000	$ 2,700,000
[a]	1.59% due 6/15/2044 (put 7/2/2018)	18,745,000	18,745,000
[b]	New York State Dormitory Authority (Metropolitan Transportation Authority Service Contract), Series A, 5.00% due 12/15/2019	60,000,000	63,036,000
	New York State Dormitory Authority (NYSARC, Inc. Developmental Disability Programs), Series A, 5.00% due 7/1/2020	1,000,000	1,061,400
	New York State Dormitory Authority (School Districts Financing Program) (State Aid Withholding),
	5.25% due 10/1/2023	140,000	154,732
	5.25% due 10/1/2023 (pre-refunded 10/1/2021)	1,860,000	2,059,429
	Series G, 5.00% due 4/1/2019 - 10/1/2022	2,360,000	2,508,099
	Series H, 5.00% due 10/1/2018 - 10/1/2021	4,730,000	4,952,242
	Series J, 5.00% due 10/1/2018 - 10/1/2020	7,940,000	8,273,132
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM) (State Aid Withholding), Series F, 5.00% due 10/1/2018 - 10/1/2021	7,950,000	8,327,279
	New York State Dormitory Authority (School Districts Financing Program; Insured: AGM), Series A, 5.00% due 10/1/2020 - 10/1/2024	8,650,000	9,735,544
[a]	New York State Housing Finance Agency, 1.56% due 11/1/2046 (put 7/2/2018)	5,025,000	5,025,000
	New York State Thruway Authority (Governor Thomas E. Dewey Thruway),
	5.00% due 1/1/2020 - 1/1/2022	7,500,000	8,090,525
	Series K, 5.00% due 1/1/2024 - 1/1/2025	3,000,000	3,447,530
	New York State Thruway Authority (Highway, Bridge, Multi-Modal and MTA Projects), Series A, 5.00% due 3/15/2024	18,300,000	19,775,712
	New York State Thruway Authority (New NY Bridge), 5.00% due 5/1/2019	5,000,000	5,142,900
	Suffolk County Economic Development Corp. (Catholic Health Services), 5.00% due 7/1/2020 - 7/1/2022	15,000,000	16,058,700
	Town of Oyster Bay 3.00% due 3/15/2019	38,540,000	38,788,198
	Town of Oyster Bay GO, 3.00% due 2/1/2019 - 2/1/2020	5,180,388	5,229,353
[a]	Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels; LOC: Citibank NA), 1.49% due 1/1/2032 (put 7/2/2018)	4,200,000	4,200,000
	Triborough Bridge and Tunnel Authority (MTA Bridges and Tunnels),
	5.00% due 11/15/2025 - 11/15/2027	18,730,000	22,377,573
	Series A, 5.00% due 11/15/2021	5,140,000	5,674,868
	United Nations Development Corp. (One, Two and Three U.N. Plaza), Series A, 5.00% due 7/1/2019	4,000,000	4,131,640
	West Seneca Central School District (Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2022	1,000,000	1,119,490
	North Carolina — 1.7%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System),
	Series A,
	3.00% due 1/15/2021	1,595,000	1,639,389
	4.00% due 1/15/2019 - 1/15/2022	1,445,000	1,510,047
	5.00% due 1/15/2023 - 1/15/2024	4,255,000	4,772,789
[a]	Charlotte-Mecklenburg Hospital Authority, (Carolinas Healthcare System Obligated Group), 1.58% due 1/15/2038 (put 7/2/2018)	32,180,000	32,180,000
	City of Charlotte (Equipment Acquisition & Public Facilities) COP, Series C, 5.00% due 12/1/2020 - 12/1/2025	8,940,000	10,124,298
	County of Buncombe (Primary, Middle School & Community College Facilities), Series A, 5.00% due 6/1/2022 - 6/1/2024	2,350,000	2,661,259
	County of Dare (Educational Facility Capital Projects),
	Series A,
	4.00% due 6/1/2019 - 6/1/2022	1,755,000	1,832,462
	5.00% due 6/1/2021 - 6/1/2024	1,925,000	2,120,573
	County of Mecklenburg (County Debt Restructuring) GO, Series A, 5.00% due 12/1/2018	3,015,000	3,059,652
	County of Randolph,
	Series B, 5.00% due 10/1/2021 - 10/1/2023	3,560,000	3,937,773
	Series C, 5.00% due 10/1/2020 - 10/1/2023	1,400,000	1,529,177
	North Carolina Eastern Municipal Power Agency,
	5.00% due 1/1/2022	4,715,000	5,201,871
	Series B, 5.00% due 1/1/2021	5,000,000	5,392,400
	North Carolina Municipal Power Agency (Catawba Electric),
	4.00% due 1/1/2022	1,000,000	1,065,780
	Series A,
	4.00% due 1/1/2020	1,550,000	1,603,343
	5.00% due 1/1/2019 - 1/1/2020	5,500,000	5,627,665
	State of North Carolina (State Capital Projects and Correctional Facilities), Series B, 5.00% due 11/1/2019	23,635,000	24,702,120
	Winston-Salem State University (Student Housing and Student Services Facilities), 5.00% due 4/1/2019 - 4/1/2022	1,760,000	1,865,821
	North Dakota — 0.0%
	County of Ward (Insured: AGM), 4.00% due 4/1/2020	2,445,000	2,535,636
	Ohio — 3.2%
	Akron, Bath & Copley Joint Township Hospital District (Children’s Hospital Medical Center), 5.00% due 11/15/2021	1,000,000	1,092,740
	American Municipal Power, Inc. (AMP Combined Hydroelectric Projects), Series C, 5.25% due 2/15/2019	5,595,000	5,723,573
	American Municipal Power, Inc. (AMP Fremont Energy Center), 5.00% due 2/15/2020 - 2/15/2022	5,915,000	6,375,848
	Cincinnati City School District Board of Education (Educational Facilities; Insured: Natl-Re) GO, 5.25% due 12/1/2023	2,690,000	3,103,372
	City of Akron (Community Learning Centers), 5.00% due 12/1/2021	4,120,000	4,521,247
	City of Akron (Various Municipal Capital Projects) GO, Series A, 5.00% due 12/1/2019	1,685,000	1,764,599

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	City of Cleveland (City Capital Projects) GO, Series A, 2.00% due 12/1/2018	$ 700,000	$ 701,477
	City of Cleveland (City Capital Projects; Insured: AMBAC) GO, 5.50% due 10/1/2019	1,260,000	1,319,157
	City of Cleveland (Cleveland Stadium) COP, 4.75% due 11/15/2020	2,000,000	2,116,460
	City of Cleveland (Municipal Street System Improvements) GO,
	Series A,
	3.00% due 12/1/2020 - 12/1/2021	2,980,000	3,073,541
	4.00% due 12/1/2022 - 12/1/2023	6,725,000	7,277,476
	5.00% due 12/1/2024 - 12/1/2026	10,895,000	12,568,925
	City of Cleveland (Parks & Recreation Facilities),
	4.00% due 10/1/2018 - 10/1/2019	1,020,000	1,037,986
	5.00% due 10/1/2020 - 10/1/2023	3,375,000	3,739,822
	City of Cleveland (Police & Fire Pension Payment), 5.00% due 5/15/2019 - 5/15/2021	4,105,000	4,313,381
	City of Cleveland (Public Facilities Improvements), 5.00% due 10/1/2025 - 10/1/2028	2,855,000	3,333,909
	City of Cleveland (Public Facilities),
	4.00% due 10/1/2019	600,000	617,136
	5.00% due 10/1/2020 - 10/1/2023	2,570,000	2,862,526
	City of Toledo (Water System Improvements), 5.00% due 11/15/2018 - 11/15/2023	12,440,000	13,545,023
	Cleveland Package Facilities (Insured: AGM), 5.25% due 9/15/2021	965,000	1,061,722
	Cleveland State University (Campus Capital Projects), 5.00% due 6/1/2019 - 6/1/2022	4,700,000	5,043,968
	Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Art), 5.00% due 10/1/2019	2,000,000	2,080,120
	Clty of Cleveland (Parking Facility; Insured: AGM), 5.25% due 9/15/2021	2,035,000	2,212,554
	County of Clermont (Sanitary Sewer System), 4.00% due 8/1/2019	1,420,000	1,422,712
	County of Cuyahoga (Convention Hotel Project) COP, 5.00% due 12/1/2019 - 12/1/2024	29,470,000	33,011,739
	County of Hamilton, Series A, 5.00% due 12/1/2018 - 12/1/2026	20,150,000	22,589,108
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2022 - 2/15/2025	6,465,000	7,240,557
	Franklin County Convention Facilities Authority (Greater Columbus Convention Center), 5.00% due 12/1/2021 - 12/1/2024	2,500,000	2,804,175
	Kent State University (Insured: AGC),
	Series B,
	5.00% due 5/1/2020	85,000	87,387
	5.00% due 5/1/2020 (pre-refunded 5/1/2019)	915,000	940,922
	Ohio State Building Authority, 5.00% due 10/1/2020	1,700,000	1,771,111
	Ohio Turnpike & Infrastructure Commission, 5.00% due 2/15/2027 - 2/15/2028	14,555,000	17,245,125
	RiverSouth Authority (RiverSouth Area Redevelopment), 5.00% due 12/1/2019	2,500,000	2,619,175
	State of Ohio (Common Schools Capital Facilities) GO, Series D, 5.50% due 9/15/2019	4,150,000	4,344,054
	State of Ohio (Cultural and Sports Capital Facilities), 5.00% due 10/1/2020	3,845,000	4,113,496
	State of Ohio (Major New Street Infrastructure Project),
	4.00% due 12/15/2018 - 12/15/2019	2,000,000	2,045,250
	5.00% due 12/15/2020 - 12/15/2026	10,500,000	11,919,155
	Youngstown City School District (Educational Facilities) (State Aid Withholding) GO, 4.00% due 12/1/2018 - 12/1/2023	10,060,000	10,465,161
	Oklahoma — 0.7%
	Canadian County Educational Facilities Authority (Mustang Public Schools),
	4.00% due 9/1/2019	1,410,000	1,448,253
	4.50% due 9/1/2020 - 9/1/2021	4,980,000	5,285,470
	Cleveland County Educational Facilities Authority (Moore Public Schools), 5.00% due 6/1/2023	5,355,000	6,022,715
	Oklahoma (INTEGRIS Health) DFA,
	5.00% due 8/15/2018	500,000	502,115
	Series A, 5.00% due 8/15/2022 - 8/15/2025	4,725,000	5,375,236
	Oklahoma Capitol Improvement Authority (State Highway Capital Improvement), 5.00% due 7/1/2023 - 7/1/2024	1,125,000	1,289,125
	Oklahoma County Finance Authority (Midwest City Public Service), 5.00% due 10/1/2022 - 10/1/2026	3,200,000	3,613,901
	Oklahoma County Finance Authority (Western Heights Public Schools),
	4.00% due 9/1/2018	250,000	250,960
	5.00% due 9/1/2018 - 9/1/2020	4,120,000	4,257,672
	Tulsa County Industrial Authority (Broken Arrow Public Schools), 4.50% due 9/1/2020 - 9/1/2021	10,360,000	11,125,146
	Tulsa County Industrial Authority (Jenks Public Schools), 5.50% due 9/1/2018	4,210,000	4,237,702
	Tulsa County Industrial Authority, 5.00% due 9/1/2020 - 9/1/2022	4,215,000	4,601,954
	Oregon — 0.8%
	Hillsboro School District No. 1J (School Capital Improvements) GO, 5.00% due 6/15/2025 - 6/15/2027	10,630,000	12,561,943
	Polk County Dallas School District No. 2 (Capital Improvements) GO, Zero Coupon due 6/15/2019 - 6/15/2021	1,990,000	1,897,135
	State of Oregon (Cash Management) GO, Series A, 5.00% due 9/28/2018	31,500,000	31,763,970
[a]	State of Oregon (Veterans Welfare), 1.55% due 6/1/2041 (put 7/2/2018)	2,140,000	2,140,000
	Tri-County Metropolitan Transportation District of Oregon, 5.00% due 10/1/2028	2,845,000	3,354,170
	Pennsylvania — 5.2%
	Adams County (Gettysburg College) IDA, 5.00% due 8/15/2019	1,765,000	1,828,717
	Allegheny County Higher Education Building Authority (Duquesne University of the Holy Spirit), Series A, 5.00% due 3/1/2020 - 3/1/2025	2,195,000	2,468,838

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Allegheny County Hospital Development Authority (University of Pittsburgh Medical Center), Series A, 5.00% due 9/1/2018	$ 3,100,000	$ 3,117,825
	Allegheny County Sanitary Authority (2015 Capital Project),
	4.00% due 12/1/2018	650,000	656,682
	5.00% due 12/1/2023 - 12/1/2024	19,150,000	21,821,515
	Allegheny County Sanitary Authority (2015 Capital Project; Insured: BAM), 5.00% due 12/1/2025	1,000,000	1,167,410
	Altoona Area School District (Insured: AGM) (State Aid Withholding) GO, 3.00% due 12/1/2022	1,335,000	1,372,273
	Athens Area School District (Insured: AGM) (State Aid Withholding) GO, Series B, 3.00% due 4/15/2019	2,680,000	2,683,055
	City of Philadelphia (Insured: AGM) GO,
[b]	5.00% due 8/1/2025	7,965,000	9,187,787
	5.00% due 8/1/2026 - 8/1/2027	20,720,000	24,009,181
	City of Philadelphia (Pennsylvania Gas Works),
	5.00% due 10/1/2020 - 8/1/2025	12,200,000	13,704,262
	Series 1998, 5.00% due 7/1/2018	1,395,000	1,395,000
	City of Philadelphia (Philadelphia Gas Works), 2.00% due 8/1/2018	4,765,000	4,766,525
	City of Philadelphia (Water and Wastewater System), 5.00% due 10/1/2024 - 10/1/2026	9,885,000	11,506,916
	City of Philadelphia GO, Series A, 5.00% due 8/1/2025 - 8/1/2026	25,130,000	28,866,119
	City of Pittsburgh (Insured: BAM) GO, 5.00% due 9/1/2022	1,100,000	1,218,107
	Commonwealth Financing Authority (Tobacco Master Settlement), 5.00% due 6/1/2023	930,000	1,034,076
	Commonwealth of Pennsylvania (Capital Facilities Projects) GO, 5.00% due 3/15/2022	12,485,000	13,673,697
	Commonwealth of Pennsylvania (Capital Facilities) GO, Series D, 5.00% due 8/15/2023 - 8/15/2025	49,450,000	55,994,362
	Economy Borough Municipal Authority (Beaver County Sewer System; Insured: BAM),
	3.00% due 12/15/2018	435,000	438,049
	4.00% due 12/15/2020 - 12/15/2022	1,785,000	1,898,168
[a]	Hospitals & Higher Education Facilities Authority of Philadelphia, 1.55% due 7/1/2041 (put 7/2/2018)	400,000	400,000
	Lancaster County Hospital Authority (Masonic Villages Project), 5.00% due 11/1/2018	1,105,000	1,117,498
	Lancaster County Solid Waste Management Authority (Harrisburg Resource Recovery Facility),
	5.00% due 12/15/2023	2,680,000	3,019,342
	5.25% due 12/15/2024	4,770,000	5,410,993
	Luzerne County (Insured: AGM) GO, Series A, 5.00% due 11/15/2021 - 11/15/2024	11,840,000	13,167,295
	Luzerne County Industrial Development Authority (Insured: AGM) GO, 5.00% due 12/15/2020 - 12/15/2027	6,545,000	7,155,951
	Monroeville Finance Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2021 - 2/15/2022	3,650,000	3,955,557
	Montgomery County Higher Education & Health Authority (Abington Memorial Hospital), 5.00% due 6/1/2022	3,000,000	3,302,430
	Northampton Borough Municipal Authority (Water System; Insured: AGM),
	3.00% due 5/15/2023	1,255,000	1,284,957
	4.00% due 5/15/2021 - 5/15/2022	1,685,000	1,787,361
	Pennsylvania Economic Development Financing Authority, Series A, 5.00% due 11/15/2026	2,310,000	2,709,214
	Pennsylvania Higher Educational Facilities Authority (Saint Joseph’s University), Series A, 5.00% due 11/1/2023	1,075,000	1,148,476
	Pennsylvania Higher Educational Facilities Authority (Shippensburg University Student Services, Inc. Student Housing), 4.00% due 10/1/2022	2,075,000	2,125,505
	Pennsylvania Higher Educational Facilities Authority (Univerity of Pennsylvania Health System), 5.00% due 8/15/2027	1,000,000	1,184,740
	Pennsylvania Higher Educational Facilities Authority (University of Pittsburgh Medical Center), Series E, 5.00% due 5/15/2019 - 5/15/2020	10,700,000	11,166,623
	Pennsylvania Turnpike Commission, 5.00% due 12/1/2022 - 12/1/2027	6,725,000	7,826,936
	Philadelphia Authority for Industrial Development (Mast Charter School), 5.00% due 8/1/2020	325,000	335,182
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2021 - 4/1/2027	7,850,000	8,766,648
	Philadelphia School District (State Aid Withholding) GO,
	Series C, 5.00% due 9/1/2019	18,410,000	19,081,413
	Series E,
	5.00% due 9/1/2019	4,210,000	4,363,539
	5.25% due 9/1/2021	2,265,000	2,406,993
	Pittsburgh Water and Sewer Authority,
	Series A, 5.00% due 9/1/2024	7,365,000	8,300,576
	Series B,
	5.00% due 9/1/2023	2,520,000	2,863,728
	5.00% due 9/1/2024 (pre-refunded 9/1/2023)	2,395,000	2,721,678
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	4.00% due 9/15/2018 - 9/15/2021	5,795,000	5,995,535
	5.00% due 9/15/2022 - 9/15/2024	5,260,000	5,878,855
	School District of Philadelphia (School Reform Commission) (State Aid Withholding) GO, Series D, 5.00% due 9/1/2018	5,250,000	5,278,612
	School District of Philadelphia GO, 5.00% due 9/1/2023 - 9/1/2028	2,400,000	2,718,501
	Southeastern Pennsylvania Transportation Authority, 5.00% due 6/1/2022 - 6/1/2028	7,705,000	8,962,073
	Wayne County Hospital and (Wayne Memorial Hospital; Insured: AGM) HFA,
	2.00% due 7/1/2018	625,000	625,000
	3.00% due 7/1/2019	1,185,000	1,186,078
	Rhode Island — 1.5%
	Rhode Island Clean Water Finance Agency (Public Drinking Water Supply or Treatment Facilities), Series B, 5.00% due 10/1/2018 - 10/1/2023	10,080,000	11,051,534
	Rhode Island Convention Center Authority (Convention Center and Parking Projects), 5.00% due 5/15/2019 - 5/15/2020	13,200,000	13,730,769

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Rhode Island Health and Educational Building Corp. (University of Rhode Island Auxiliary Enterprise), Series C, 5.00% due 9/15/2020 - 9/15/2023	$ 2,150,000	$ 2,383,157
Rhode Island Health and Educational Building Corp. (University of Rhode Island), Series B, 5.00% due 9/15/2020 - 9/15/2025	1,320,000	1,471,882
State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO,
5.00% due 8/1/2020 - 8/1/2022	34,725,000	37,950,308
Series A, 5.00% due 10/1/2019	5,000,000	5,211,050
Series B, 4.00% due 10/15/2020 - 10/15/2022	3,200,000	3,404,616
State of Rhode Island and Providence Plantations (Energy Conservation) COP, 5.00% due 4/1/2022	2,020,000	2,226,747
State of Rhode Island and Providence Plantations (Information Technology) COP, 5.00% due 11/1/2024	3,010,000	3,457,286
State of Rhode Island and Providence Plantations (Kent County Courthouse) COP, Series A, 5.00% due 10/1/2019 - 10/1/2023	7,575,000	8,315,158
State of Rhode Island and Providence Plantations (Training School) COP, Series B, 5.00% due 10/1/2019 - 10/1/2023	11,845,000	12,968,539
South Carolina — 0.5%
Beaufort-Jasper Water & Sewer Authority (Waterworks & Sewer System), Series B, 5.00% due 3/1/2019 - 3/1/2025	5,750,000	6,384,863
Berkeley County School District (School Facility Equipment Acquisition), 5.00% due 12/1/2020 - 12/1/2024	3,550,000	3,986,119
Charleston County (South Aviation Ave. Construction), 5.00% due 12/1/2022 - 12/1/2023	4,270,000	4,845,468
City of Charleston Public Facilities Corp. (City of Charleston Project), 5.00% due 9/1/2019 - 9/1/2025	3,250,000	3,611,259
Greenwood County (Self Regional Healthcare), Series B, 5.00% due 10/1/2022	1,000,000	1,101,980
Piedmont Municipal Power Agency (Insured: Natl-Re), 6.75% due 1/1/2019	3,800,000	3,894,848
SCAGO Educational Facilities Corp. (School District of Pickens County), 5.00% due 12/1/2021 - 12/1/2025	5,320,000	5,979,913
South Carolina Public Service Authority,
Series A, 5.00% due 12/1/2026	1,000,000	1,121,190
Series C, 5.00% due 12/1/2027	580,000	642,547
South Dakota — 0.2%
South Dakota Building Authority, 5.00% due 6/1/2022 - 6/1/2024	1,500,000	1,687,790
South Dakota Health & Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2021	1,670,000	1,817,962
South Dakota Health & Educational Facilities Authority (Prairie Lakes Health), 5.00% due 4/1/2019	2,440,000	2,499,975
South Dakota Health & Educational Facilities Authority (Regional Health), 5.00% due 9/1/2018 - 9/1/2020	3,275,000	3,354,112
South Dakota Health & Educational Facilities Authority (Sanford Health),
4.00% due 11/1/2018	800,000	806,416
5.00% due 11/1/2021 - 11/1/2025	2,785,000	3,157,458
South Dakota Housing Development Authority (Single Family Mtg), Series 2, 4.00% due 11/1/2018	1,165,000	1,174,541
Tennessee — 0.5%
Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	6,000,000	6,255,900
Metropolitan Government of Nashville and Davidson County GO, 5.00% due 1/1/2024	7,000,000	8,036,490
State of Tennessee GO,
5.00% due 8/1/2018 - 8/1/2020	7,000,000	7,254,120
Series B,
4.00% due 8/1/2018	2,000,000	2,004,160
5.00% due 8/1/2019 - 8/1/2020	4,000,000	4,211,040
Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018 - 9/1/2020	6,190,000	6,297,766
Texas — 13.8%
Austin Convention Enterprises, Inc. (Convention Center Hotel First Tier), 5.00% due 1/1/2021 - 1/1/2027	3,680,000	4,126,766
Bexar County Hospital District (University Health System) GO, 5.00% due 2/15/2022 - 2/15/2027	10,355,000	11,868,428
Cities of Dallas and Fort Worth (DFW International Airport Terminal Renewal & Improvement Program), Series D, 5.25% due 11/1/2023	3,000,000	3,311,280
City of Austin (Water and Wastewater System), 5.00% due 11/15/2022 - 11/15/2026	8,455,000	9,782,150
City of Beaumont (Waterworks & Sewer System Improvements; Insured: AGM), Series A, 5.00% due 9/1/2023 - 9/1/2024	7,500,000	8,450,100
City of Beaumont GO, 5.00% due 3/1/2022 - 3/1/2026	8,490,000	9,700,791
City of Brownsville (Water, Wastewater & Electric Utilities Systems),
5.00% due 9/1/2022	1,300,000	1,437,397
Series A, 5.00% due 9/1/2020 - 9/1/2023	5,400,000	5,938,647
City of Bryan (Electric System Improvements), 5.00% due 7/1/2019 - 7/1/2026	8,535,000	8,788,542
City of Dallas (Public Improvements) GO, 5.00% due 2/15/2022 - 2/15/2025	5,500,000	6,221,255
City of Dallas (Trinity River Corridor Infrastructure) GO,
5.00% due 2/15/2021 - 2/15/2026	22,605,000	25,514,677
Series A, 5.00% due 2/15/2024	10,235,000	11,438,534
City of Dallas GO, 5.00% due 2/15/2022 - 2/15/2023	18,955,000	20,869,960
City of Denton GO, 5.00% due 2/15/2019 - 2/15/2020	8,185,000	8,357,843
City of Houston (Airport System), Series A, 5.00% due 7/1/2018	1,000,000	1,000,000
City of Houston (Combined Utility System),
Series B, 5.00% due 11/15/2021 - 11/15/2023	19,965,000	22,442,407
Series C, 5.00% due 5/15/2022 - 5/15/2024	14,695,000	16,713,476
Series D, 5.00% due 11/15/2022 - 11/15/2024	17,535,000	19,973,056
City of Houston (Convention & Entertainment Facilities), 5.00% due 9/1/2020 - 9/1/2024	3,965,000	4,374,550
City of Houston (Convention & Entertainment Facilities; Insured: AGM/AMBAC), Series B-AGM-CR, Zero Coupon due 9/1/2020	3,650,000	3,497,101
City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2020 - 3/1/2028	62,905,000	71,443,748

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[e]	City of Houston GO, 4.00% due 6/28/2019	$ 4,000,000	$ 4,091,040
	City of Laredo (Acquire & Purchase Personal Property) GO,
	4.00% due 2/15/2019	305,000	309,755
	5.00% due 2/15/2020 - 2/15/2026	6,015,000	6,743,555
	City of Laredo (City Infrastructure Improvements) GO,
	Series A,
	4.00% due 2/15/2019 - 2/15/2020	175,000	180,155
	5.00% due 2/15/2021 - 2/15/2027	2,875,000	3,296,369
	City of Laredo (Sports Venues; Insured: AGM), 5.00% due 3/15/2021 - 3/15/2024	4,400,000	4,855,936
	City of Lubbock (Waterworks System) GO, 5.00% due 2/15/2020 - 2/15/2025	41,750,000	46,858,401
	City of McAllen (International Toll Bridge System; Insured: AGM), Series A, 5.00% due 3/1/2024 - 3/1/2027	3,015,000	3,461,214
	City of Olmos Park Higher Education Facilities Corp. (University of the Incarnate Word), 5.00% due 12/1/2020 - 12/1/2021	4,620,000	4,954,608
	City of San Antonio (CPS Energy),
	3.00% due 12/1/2045 (put 12/1/2020)	36,000,000	36,834,480
	5.25% due 2/1/2024	7,000,000	8,114,820
	City of San Antonio (Electric and Gas Systems),
	2.25% due 2/1/2033 (put 12/1/2019)	4,655,000	4,686,607
	Series C, 3.00% due 12/1/2045 (put 12/1/2019)	5,200,000	5,289,440
	City of San Antonio (San Antonio Water System) GO, 5.00% due 2/1/2023 - 2/1/2025	43,815,000	50,183,641
	City of San Antonio (San Antonio Water System), Series A, 5.00% due 5/15/2023 - 5/15/2026	5,200,000	5,994,982
	City of San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2022	1,450,000	1,610,747
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	4,000,000	4,451,640
	Clifton Higher Education Finance Corp. (IDEA Public Schools), 5.00% due 8/15/2018 - 8/15/2023	1,870,000	2,016,902
	Corpus Christi Business and Job Development Corp. (Seawall Project), 5.00% due 3/1/2021	625,000	671,825
	Dallas Area Rapid Transit, Series A, 5.00% due 12/1/2026	2,245,000	2,619,197
	Dallas Convention Center Hotel Development Corp., 5.00% due 1/1/2019	5,200,000	5,281,276
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2019 - 2/15/2027	17,535,000	19,675,016
	Dallas Independent School District
	5.00% due 2/15/2036 (pre-refunded 2/15/2022)	60,000	66,493
	5.00% due 2/15/2036 (put 2/15/2022)	3,915,000	4,304,034
	Grayson County (State Highway Toll System) GO,
	4.00% due 1/1/2020	2,000,000	2,070,000
	5.00% due 1/1/2022	3,000,000	3,289,530
[a]	Gulf Coast Industrial Development Authority 1.45% due 11/1/2041 (put 7/2/2018)	4,485,000	4,485,000
	Gulf Coast Waste Disposal Authority (Bayport Area Wastewater Treatment System; Insured: AGM), 5.00% due 10/1/2019 - 10/1/2025	6,485,000	7,099,962
	Harris County (Flood Control), 5.00% due 10/1/2025 - 10/1/2027	14,305,000	17,055,786
	Harris County (Tax Road) GO, Series A, 5.00% due 10/1/2025 - 10/1/2028	8,985,000	10,681,620
	Harris County (Texas Permanent Improvement) GO,
	Series A, 5.00% due 10/1/2025 - 10/1/2027	11,565,000	13,751,062
	Series B, 5.00% due 10/1/2018 - 10/1/2020	4,200,000	4,291,863
	Harris County Cultural Education Facilites Finance Corp. (TECO Project), 5.00% due 11/15/2024 - 11/15/2025	2,300,000	2,671,745
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health), Series A, 5.00% due 12/1/2022 - 12/1/2025	6,445,000	7,362,716
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2020 - 11/15/2027	3,525,000	4,049,646
	Harris County Cultural Education Facilities Finance Corp. (Texas Medical Center Central Heating & Cooling Services Corp.), Series A, 5.00% due 11/15/2018 - 11/15/2019	3,365,000	3,439,756
[a]	Harris County Cultural Education Facilities Finance Corp., (Texas Medical Center; LOC:JP Morgan Chase Bank NA) 1.55% due 9/1/2031 (put 7/2/2018)	5,955,000	5,955,000
	Harris County Health Facilities Development Corp. (Memorial Hermann Health; LOC: JPMorgan Chase Bank, N.A.), 7.00% due 12/1/2027 (pre-refunded 12/1/2018)	1,245,000	1,273,349
	Harris County-Houston Sports Authority (Insured: AGM), Series A, 5.00% due 11/15/2022 - 11/15/2024	23,315,000	26,427,885
	Hays County GO, 5.00% due 2/15/2022 - 2/15/2025	4,050,000	4,568,359
	Houston Airport System Revenue, Series B, 5.00% due 7/1/2019 - 7/1/2028	11,660,000	13,371,421
	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.), Series A, 5.875% due 5/15/2021	895,000	955,770
	Houston Higher Education Finance Corp. (KIPP, Inc.; Guaranty: PSF), 5.00% due 8/15/2019 - 8/15/2022	2,505,000	2,697,833
	Houston Independent School District
	2.40% due 6/1/2030 (put 6/1/2021)	4,000,000	4,028,040
	Series A-1B- 2.20% due 6/1/2039 (put 6/1/2020)	7,715,000	7,755,272
	Houston Independent School District, Series B-REM 2.40% due 6/1/2036 (put 6/1/2021)	1,725,000	1,738,558
	Katy (Educational Facilities Improvements; Guaranty: PSF) ISD GO, Series A, 5.00% due 2/15/2023 - 2/15/2026	9,670,000	11,184,727
	Keller ISD GO, Series A, 5.00% due 8/15/2023 - 8/15/2026	20,530,000	23,938,564
	Laredo Community College District (School Facilities Improvements) GO, 5.00% due 8/1/2019 - 8/1/2024	4,220,000	4,585,983
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2025	8,020,000	8,825,930
	5.00% due 5/15/2025 (pre-refunded 5/15/2022)	55,000	60,936

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[a]	Lower Neches Valley Authority Industrial Development Corp., 1.53% due 5/1/2046 (put 7/2/2018)	$ 8,100,000	$ 8,100,000
	Metropolitan Transit Authority of Harris County, 5.00% due 11/1/2019 - 11/1/2027	12,880,000	14,358,401
	New Caney (Guaranty: PSF) ISD GO, 5.00% due 2/15/2024	865,000	968,134
	North East (Educational Facilities; Guaranty: PSF) ISD GO, 2.00% due 8/1/2044 (put 8/1/2019)	10,265,000	10,292,202
	North Harris County Regional Water Authority (Regional Water Production Design, Acquisition and Construction), 5.00% due 12/15/2020 - 12/15/2026	6,490,000	7,398,860
	North Texas Tollway Authority, Series A, 5.00% due 1/1/2024	12,000,000	13,683,240
	Northside (Educational Facilities; Guaranty: PSF) ISD GO, Series A, 2.00% due 6/1/2039 (put 6/1/2019)	2,030,000	2,034,547
	Pasadena (Educational Facilities; Guaranty: PSF) ISD GO, Series B, 3.00% due 2/15/2044 (put 8/15/2019)	9,155,000	9,280,881
	Round Rock (Educational Facilities Improvements) ISD GO, 5.00% due 8/1/2025 - 8/1/2027	3,100,000	3,661,533
	Round Rock (Educational Facilities Improvements; Guaranty: PSF) ISD GO, 5.00% due 8/1/2018 - 8/1/2026	11,125,000	12,312,102
	Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019 - 10/1/2021	5,390,000	5,673,642
	San Antonio Public Facilities Corp. (Convention Center Refinancing & Expansion), 5.00% due 9/15/2020	915,000	976,012
	San Antonio Water System Series A 5.00% due 5/15/2020 - 5/15/2023	1,080,000	1,175,763
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 5.125% due 8/15/2020	860,000	892,878
[b]	State of Texas (Cash Flow Management), 4.00% due 8/30/2018	94,120,000	94,510,598
	Tarrant Regional Water District,
	2.00% due 3/1/2020	800,000	804,168
	5.00% due 3/1/2021 - 3/1/2027	8,850,000	10,168,188
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2022 - 8/15/2024	2,130,000	2,388,929
	Texas Transportation Commission (Highway Improvements) GO, 5.00% due 4/1/2022 - 4/1/2024	10,380,000	11,756,705
	Texas Transportation Commission State Highway Fund, Series A, 5.00% due 4/1/2024	1,650,000	1,897,978
	University of Texas System (Campus Improvements), 5.00% due 8/15/2025 - 8/15/2026	10,750,000	12,683,032
	Uptown Development Authority (Infrastructure Improvements), 5.00% due 9/1/2018 - 9/1/2019	3,815,000	3,889,491
	Walnut Creek Special Utility District (Water System Improvements; Insured: BAM),
	4.00% due 1/10/2020 - 1/10/2021	965,000	1,003,839
	5.00% due 1/10/2022 - 1/10/2024	1,275,000	1,420,480
	U. S. Virgin Islands — 0.1%
	Virgin Islands Public Finance Authority (Diageo Project), 6.75% due 10/1/2019	3,390,000	3,347,625
	Utah — 1.3%
	City of Murray (IHC Health Services, Inc. Obligated Group),
[a]	Series B 1.55% due 5/15/2037 (put 7/2/2018)	17,365,000	17,365,000
[a]	Series C 1.55% due 5/15/2036 (put 7/2/2018)	14,525,000	14,525,000
[a]	Series D 1.55% due 5/15/2036 (put 7/2/2018)	950,000	950,000
[e]	County of Utah, (IHC Health Services, Inc. Obligated Group), Series B- 5.00% due 5/15/2056 (put 8/1/2022)	7,500,000	8,270,625
	Utah Transit Authority (Integrated Mass Transit System), Series A-SUB, 5.00% due 6/15/2022 - 6/15/2025	3,545,000	4,050,822
	Weber County (IHC Health Services, Inc. Obligated Group),
[a]	Series A 1.55% due 2/15/2031 (put 7/2/2018)	3,000,000	3,000,000
[a]	Series C 1.55% due 2/15/2035 (put 7/2/2018)	37,500,000	37,500,000
	Vermont — 0.2%
	Vermont (Vermont Public Service Corp.) EDA, 5.00% due 12/15/2020	14,250,000	15,175,395
	Virginia — 0.2%
	Fairfax County (Inova Health System) IDA,
	4.00% due 5/15/2022	5,500,000	5,915,745
	5.00% due 5/15/2022	5,000,000	5,563,250
	Washington — 1.8%
	Energy Northwest (Nine Canyon Wind Project Phase I-III), 5.00% due 7/1/2018 - 7/1/2025	9,850,000	10,544,535
	Marysville School District No. 25 (Snohomish County Educational Facilities) (State Aid Withholding) GO,
	4.00% due 12/1/2018	1,100,000	1,111,627
	5.00% due 12/1/2019 - 12/1/2023	9,085,000	10,003,854
	Port of Seattle (Insured: Natl-Re), 5.50% due 9/1/2018	5,000,000	5,031,650
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO,
	4.00% due 12/1/2018	1,270,000	1,282,624
	5.00% due 12/1/2019 - 12/1/2022	10,035,000	10,941,762
	Skagit County Public Hospital District No. 1 (Skagit Regional Health), Series A, 5.00% due 12/1/2018 - 12/1/2023	4,045,000	4,278,185
	Skagit County Public Hospital District No. 2 (Island Hospital) GO,
	4.00% due 12/1/2018 - 12/1/2021	4,000,000	4,150,480
	5.00% due 12/1/2022	1,700,000	1,895,993
	State of Washington (Capital Projects) GO, 5.00% due 7/1/2025	10,475,000	12,158,437
	State of Washington (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re) GO, Series F, Zero Coupon due 12/1/2019	3,030,000	2,955,583
	State of Washington (Stadium and Exhibition Center; Insured: Natl-Re) GO, Series S-5, Zero Coupon due 1/1/2019	3,000,000	2,977,770
	State of Washington (State Agency Real Property Projects) (State Aid Withholding) COP, Series B, 5.00% due 7/1/2018	2,670,000	2,670,000
	State of Washington (State and Local Agency Real and Personal Property Projects) (State Aid Withholding) COP, 5.00% due 7/1/2019 - 7/1/2022	10,415,000	11,271,591
	State of Washington (State and Local Agency Real and Personal Property Projects) COP, Series A, 5.00% due 7/1/2024 - 7/1/2027	17,775,000	20,754,504

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Tacoma School District No.10 (Pierce County Capital Projects) GO, 5.00% due 12/1/2018 - 12/1/2020	$ 8,500,000	$ 8,845,395
Washington Health Care Facilities Authority (Highline Medical Center; Insured: FHA 242), 5.25% due 8/1/2018	7,935,000	7,958,646
Washington Health Care Facilities Authority (MultiCare Health Systems), Series A, 5.00% due 8/15/2018	2,000,000	2,008,200
Washington Health Care Facilities Authority (Overlake Hospital Medical Center),
4.75% due 7/1/2020	1,000,000	1,058,950
5.00% due 7/1/2019	1,050,000	1,085,291
West Virginia — 0.2%
Mason County (Appalachian Power Company), Series L-REMK, 1.625% due 10/1/2022 (put 10/1/2018)	3,300,000	3,295,809
West Virginia Economic Development Authority, 2.625% due 12/1/2042 (put 6/1/2022)	6,000,000	6,002,220
West Virginia Economic Development Authority, (Appalachian Power Co.), 2.625% due 12/1/2042 (put 6/1/2022)	2,500,000	2,500,900
West Virginia Higher Education Policy Commission (Higher Education Facilities), Series A, 5.00% due 4/1/2020 - 4/1/2022	3,500,000	3,788,385
Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority (Agnesian Healthcare, Inc.), 5.00% due 7/1/2018 - 7/1/2020	4,965,000	5,130,660
Wisconsin Health & Educational Facilities Authority (Ascension Health Alliance System),
5.00% due 11/15/2024 - 11/15/2026	3,840,000	4,473,532
5.00% due 11/15/2043 (put 6/1/2021)	10,000,000	10,835,300
Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2020 - 8/15/2022	5,250,000	5,684,101
Wisconsin Health & Educational Facilities Authority (UnityPoint Health), Series A, 5.00% due 12/1/2022	1,000,000	1,119,310
WPPI Energy (Power Supply System), 5.00% due 7/1/2021	4,100,000	4,470,763
WPPI Energy, Series A, 5.00% due 7/1/2022 - 7/1/2028	1,835,000	2,113,115
Total Investments — 100.5% (Cost $6,718,844,036)		$6,762,878,794
Liabilities Net of Other Assets — (0.5)%		(32,989,344)
Net Assets — 100.0%		$6,729,889,450

Footnote Legend
a	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
b	Segregated as collateral for a when-issued security.
c	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2018.
d	Variable rate coupon, rate shown as of June 30, 2018
e	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGC	Insured by Associated General Contractors
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
BHAC	Insured by Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Insured by Federal Housing Administration
FSA	Insured by Financial Security Assurance Co.
GO	General Obligation
GRT	Gross Receipts Tax
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
ISD	Independent School District
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF	Guaranteed by Permanent School Fund
Q-SBLF	Insured by Qualified School Bond Loan Fund
Syncora	Insured by Syncora Guarantee Inc.
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Municipal Fund	June 30, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 6,762,878,794	$ —	$ 6,762,878,794	$ —
Total Investments in Securities	$ 6,762,878,794	$ —	$ 6,762,878,794	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018.

SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 100.7%
	Alabama — 1.3%
	Alabama Public School & College Authority (Educational Facilities), Series B, 5.00% due 6/1/2021 - 6/1/2026	$ 5,155,000	$ 5,780,872
	Board of Trustees of the University of Alabama (Birmingham Hospital), 5.25% due 9/1/2025 (pre-refunded 9/1/2018)	2,000,000	2,012,160
	East Alabama Health Care Authority (Health Care Facilities Capital Improvements) GO, 5.00% due 9/1/2027	1,250,000	1,338,712
[a]	Industrial Development Board of the City of Mobile Alabama, (Alabama Power Co.), 1.57% due 6/1/2034 (put 7/2/2018)	2,500,000	2,500,000
	UAB Medicine Finance Authority (University Hospital), Series B, 5.00% due 9/1/2032	6,000,000	6,956,880
	Alaska — 0.2%
	Alaska Housing Finance Corp. (State Capital Project) GO, Series A, 5.00% due 12/1/2021 (pre-refunded 12/1/2020)	500,000	538,315
	City of Valdez (BP Pipelines (Alaska), Inc. Project), 5.00% due 1/1/2021	2,000,000	2,142,760
	Arizona — 2.8%
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2031	2,500,000	2,794,225
	Arizona Board of Regents (University of Arizona SPEED), 5.00% due 8/1/2024 - 8/1/2029	2,635,000	2,904,370
[a]	Arizona Health Facilities Authority, Series C-RMK 1.55% due 1/1/2046 (put 7/2/2018)	4,750,000	4,750,000
	City of Flagstaff (Urban Trail, Street and Utilities Improvements) GO,
	3.00% due 7/1/2020	700,000	717,773
	4.00% due 7/1/2022 - 7/1/2023	620,000	669,390
	County of Pima (Providence Day School Project) IDA, 5.00% due 12/1/2030	2,000,000	2,094,700
	Industrial Development Authority of the County of Yavapai, (Waste Management, Inc.) 2.80% due 6/1/2027 (put 6/1/2021)	2,000,000	2,009,440
	Salt River Project Agricultural Improvement and Power District (Salt River Electric System), 5.00% due 1/1/2029 - 1/1/2037	10,000,000	11,860,205
	Salt Verde Financial Corp. (Gas Supply Acquisition), 5.25% due 12/1/2022 - 12/1/2028	2,770,000	3,130,570
	State of Arizona (Insured: AGM), 5.00% due 7/1/2019	7,280,000	7,523,225
	Arkansas — 0.3%
	Board of Trustees of the University of Arkansas (Fayetteville Campus), 5.00% due 11/1/2031 - 11/1/2034	3,655,000	4,184,073
	California — 9.4%
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.25% due 12/1/2027 - 12/1/2029	3,650,000	4,226,474
	Brentwood Infrastructure Financing Authority (Insured: AGM), 5.00% due 11/1/2026	2,000,000	2,176,680
	California (Adventist Health System/West) HFFA, Series A, 5.00% due 3/1/2026	3,020,000	3,371,286
	California (Children’s Hospital Los Angeles) HFFA,
	5.00% due 11/15/2022	1,000,000	1,113,300
	Series A, 5.00% due 8/15/2032 - 8/15/2033	950,000	1,087,962
	California (Dignity Health) HFFA, Series A, 5.25% due 3/1/2027	5,250,000	5,687,062
	California Educational Facilities Authority (Pitzer College), 5.50% due 4/1/2029 (pre-refunded 4/1/2020)	3,000,000	3,202,560
	California Infrastructure and Economic Development Bank (King City Joint Union High School District), 5.75% due 8/15/2029	1,500,000	1,595,445
[b,c]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), 2.115% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	3,000,000	3,011,100
	California Municipal Finance Authority, 1.60% due 9/1/2021 (put 10/1/2018)	9,900,000	9,900,000
	California Statewide Community Development Authority (Aspire Public Schools), 6.00% due 7/1/2030 (pre-refunded 1/1/2019)	7,015,000	7,174,521
	California Statewide Community Development Authority (Enloe Medical Center; Insured: California Mtg Insurance), 6.25% due 8/15/2028 (pre-refunded 8/15/2018)	1,050,000	1,056,069
	Carson Redevelopment Agency (Redevelopment Project Area No. 1),
	Series A,
	6.25% due 10/1/2022 (pre-refunded 10/1/2019)	1,620,000	1,716,552
	6.375% due 10/1/2024 (pre-refunded 10/1/2019)	1,300,000	1,379,482
[d]	City of Los Angeles (Cash Flow Management) GO, 4.00% due 6/27/2019	11,500,000	11,768,410
	Corona-Norco (Insured: AGM) USD COP, 5.00% due 4/15/2021	1,000,000	1,055,520
[d]	County of Los Angeles (Fiscal Year 2017-2018 Expenditures) GO, 4.00% due 6/28/2019	20,000,000	20,491,000
	Delano Financing Authority (City of Delano Police Station and Woollomes Avenue Bridge), Series A, 5.00% due 12/1/2025	2,555,000	2,720,819
	Franklin-McKinley School District (Insured: Natl-Re) GO, 5.25% due 8/1/2027	1,000,000	1,232,130
	Fresno (Educational Facilities and Improvements; Insured: Natl-Re) USD GO, Series A, 6.00% due 8/1/2026	1,410,000	1,662,884
	Jurupa Public Financing Authority (Eastvale Community Services; Insured: AGM), 5.50% due 9/1/2025 - 9/1/2027	2,530,000	2,913,107
	M-S-R Energy Authority, 6.125% due 11/1/2029	2,500,000	3,103,925
	North City West School Facilities Financing Authority (Carmel Valley Schools; Insured: AGM), Series A, 5.00% due 9/1/2024	1,080,000	1,207,796
	Oakland (County of Alameda Educational Facilities) USD GO, 5.00% due 8/1/2032 - 8/1/2034	3,000,000	3,461,990
	Redwood City Redevelopment Agency (Redevelopment Area A-2; Insured: AMBAC), Zero Coupon due 7/15/2023	2,065,000	1,812,327
[d]	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 4.00% due 6/28/2019	12,000,000	12,294,600
	San Jose Redevelopment Agency (Merged Area Redevelopment Project),
	5.25% due 8/1/2027 (pre-refunded 8/1/2020)	2,400,000	2,583,912
	5.375% due 8/1/2028 (pre-refunded 8/1/2020)	1,175,000	1,268,037
	San Mateo Union High School District (Educational Facilities; Insured: Natl-Re) GO, Zero Coupon due 9/1/2019	3,000,000	2,948,040
	Saratoga Union School District (Insured: Natl-Re) GO, Series B, Zero Coupon due 9/1/2023	900,000	805,950
	State of California (Kindergarten-University Facilities) GO, 5.25% due 9/1/2026	5,000,000	5,517,900
	Tuolumne Wind Project Authority, Series A, 5.875% due 1/1/2029 (pre-refunded 1/1/2019)	3,000,000	3,067,110

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Turlock Irrigation District,
Series A,
5.00% due 1/1/2021	$ 1,005,000	$ 1,056,325
5.00% due 1/1/2021 (pre-refunded 1/1/2020)	745,000	782,600
William S. Hart Union High School District (Educational Facilities) GO, Series B, Zero Coupon due 9/1/2021	800,000	751,696
Colorado — 1.0%
Housing Authority of the City and County of Denver (Three Towers Rehabilitation; Insured: AGM), 5.20% due 11/1/2027	1,335,000	1,338,565
Park Creek Metropolitan District (Insured: AGM), 5.25% due 12/1/2020 (pre-refunded 12/1/2019)	1,120,000	1,175,989
Regional Transportation District (North Metro Rail Line) COP, Series A, 5.00% due 6/1/2028	1,550,000	1,722,701
Regional Transportation District (Public Mass Transportation System) COP,
Series A,
5.50% due 6/1/2022	260,000	277,378
5.50% due 6/1/2022 (pre-refunded 6/1/2020)	2,740,000	2,930,649
State of Colorado COP, Series A, 5.00% due 9/1/2029 - 9/1/2032	5,205,000	6,126,329
Connecticut — 1.4%
City of Hartford (Various Public Improvements; Insured: AGM) GO, Series A, 5.00% due 7/1/2031	1,700,000	1,873,621
Connecticut Health & Educational Facilities Authority (Ethel Walker School), Series B, 5.75% due 7/1/2029 (pre-refunded 7/1/2019)	1,350,000	1,404,648
State of Connecticut GO, 5.00% due 6/15/2028 - 4/15/2035	14,305,000	15,974,446
District of Columbia — 0.7%
Metropolitan Airports Authority (Dulles Toll Road; Insured: AGM), Zero Coupon due 10/1/2023 - 10/1/2024	9,890,000	8,235,734
Washington Convention & Sports Authority, Series A, 5.00% due 10/1/2028	1,105,000	1,306,685
Florida — 7.9%
Broward County (Airport System Improvements), 5.00% due 10/1/2033 - 10/1/2036	4,500,000	5,115,720
Central Florida Expressway Authority, 5.00% due 7/1/2037	1,095,000	1,262,787
City of Jacksonville (Better Jacksonville Plan), Series A, 5.00% due 10/1/2026	2,075,000	2,290,509
City of Lakeland (Electric Power System Smart Grid Project; Insured: AGM),
5.00% due 10/1/2018	2,000,000	2,016,860
5.25% due 10/1/2027 - 10/1/2036	6,450,000	7,986,834
City of Lakeland (Lakeland Regional Health Systems), 5.00% due 11/15/2028	2,775,000	3,187,309
City of Miami (Stormwater Management Utility System), 5.00% due 9/1/2022 - 9/1/2025	3,270,000	3,731,517
City of Orlando (Senior Tourist Development; Insured: AGM), 5.00% due 11/1/2032 - 11/1/2037	3,430,000	3,899,653
Escambia County (Florida Health Care Facility Loan Program; Insured: AMBAC) HFA, 5.95% due 7/1/2020	260,000	281,151
Florida State Department of Children & Families (South Florida Evaluation Treatment Center) COP, 5.00% due 10/1/2018 - 10/1/2019	4,345,000	4,356,885
Lake County School Board (School District Facility Projects) COP, Series B, 5.00% due 6/1/2026	1,210,000	1,324,853
Manatee County (Public Utilities System Improvements), 5.00% due 10/1/2026 - 10/1/2033	6,080,000	6,968,756
Miami-Dade County (Miami International Airport), Series B, 5.00% due 10/1/2028 - 10/1/2031	5,335,000	6,045,033
Miami-Dade County (Seaport Properties) GO, Series C, 5.00% due 10/1/2023	1,040,000	1,139,570
Miami-Dade County Educational Facilities Authority (University of Miami; Insured: AMBAC), Series B, 5.25% due 4/1/2024	1,000,000	1,149,150
Miami-Dade County Health Facilities Authority (Nicklaus Children’s Hospital), 5.00% due 8/1/2035 - 8/1/2037	2,905,000	3,271,897
Miami-Dade County School Board COP, Series A, 5.00% due 5/1/2030	3,250,000	3,642,080
Miami-Dade County School Board (Insured: AMBAC) COP, Series D, 5.00% due 10/1/2021	3,035,000	3,313,552
Orange County (Orlando Health, Inc.) HFA, 5.125% due 10/1/2026	2,000,000	2,083,180
Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	2,000,000	2,294,880
Palm Beach County (Boca Raton Regional Hospital) HFA, 5.00% due 12/1/2025	500,000	555,145
Palm Beach County School District COP, Series C, 5.00% due 8/1/2028 - 8/1/2029	13,250,000	15,759,477
Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), 6.027% due 10/1/2021	2,000,000	2,083,740
School Board of Broward County (Educational Facilities and Equipment) COP, Series A, 5.00% due 7/1/2027	2,000,000	2,188,160
School Board of Broward County (Educational Facilities) COP,
Series A, 5.00% due 7/1/2030	1,250,000	1,419,338
Series B, 5.00% due 7/1/2032	2,000,000	2,257,420
Series C, 5.00% due 7/1/2022 - 7/1/2024	7,880,000	8,929,035
School District of Broward County COP,
Series A,
5.00% due 7/1/2026	545,000	597,576
5.00% due 7/1/2026 (pre-refunded 7/1/2022)	2,455,000	2,732,390
School District of Manatee County (School Facilities Improvement; Insured: AGM), 5.00% due 10/1/2032	2,250,000	2,576,992
Sunshine State Governmental Finance Commission (Miami-Dade County Program), 5.00% due 9/1/2028	3,500,000	3,921,085
Georgia — 1.4%
Athens-Clarke County Unified Government Development Authority (UGAREF Bolton Commons, LLC), 5.00% due 6/15/2024 - 6/15/2028	2,320,000	2,616,606
City of Atlanta (Water & Wastewater System; Insured: AGM),
Series B,
5.50% due 11/1/2024	1,740,000	1,827,574
5.50% due 11/1/2024 (pre-refunded 11/1/2019)	3,260,000	3,427,173
City of Atlanta (Water & Wastewater System; Insured: Natl-Re), Series A, 5.50% due 11/1/2022	530,000	587,669

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Clarke County Hospital Authority (Athens Regional Medical Center), 5.00% due 1/1/2023 - 1/1/2026 (pre-refunded 1/1/2022)	$ 5,620,000	$ 6,210,326
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.), 5.00% due 10/1/2019	3,000,000	3,119,790
	Valdosta and Lowndes County Hospital Authority (South Medical Center), Series B, 5.00% due 10/1/2024	1,200,000	1,310,532
	Guam — 3.0%
	Government of Guam (Economic Development), Series D-REF, 5.00% due 11/15/2031	5,500,000	6,089,270
	Government of Guam (Various Capital Projects), Series D-REF, 5.00% due 11/15/2032 - 11/15/2033	22,500,000	24,812,655
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2033	1,650,000	1,792,197
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2023 - 10/1/2025	6,500,000	7,100,610
	Guam Waterworks Authority (Water and Wastewater System), 5.25% due 7/1/2024	1,000,000	1,113,920
	Hawaii — 1.2%
[b]	City and County of Honolulu GO (Rail Transit Project), 1.83% (MUNIPSA + 0.32%) due 9/1/2027 (put 9/1/2020)	4,000,000	4,002,000
	County of Hawaii GO, 5.00% due 9/1/2033	1,250,000	1,435,600
	State of Hawaii GO,
	Series DZ, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	3,635,000	3,996,573
	Series DZ-2016, 5.00% due 12/1/2027 (pre-refunded 12/1/2021)	6,365,000	7,020,277
	Illinois — 8.0%
	Board of Trustees of Southern Illinois University (Housing & Auxiliary Facilities; Insured: Natl-Re), Series A, 5.25% due 4/1/2019	1,000,000	1,020,870
	Chicago O’Hare International Airport (2015 Airport Projects), 5.00% due 1/1/2019 - 1/1/2021	3,000,000	3,134,420
	Chicago O’Hare International Airport (2016 Airport Projects), Series C, 5.00% due 1/1/2029 - 1/1/2030	1,765,000	2,002,851
	Chicago O’Hare International Airport (2017 Airport Projects), Series B, 5.00% due 1/1/2034 - 1/1/2037	8,160,000	9,214,837
	Chicago Park District (Capital Improvement Plan) GO,
	5.00% due 1/1/2027 - 1/1/2029	7,390,000	8,133,625
	Series B, 5.00% due 1/1/2025 - 1/1/2030	4,500,000	4,940,830
	Chicago Transit Authority (Bombardier Transit Rail System), 5.00% due 12/1/2018	1,500,000	1,519,470
	City of Chicago (Midway Airport),
	Series B,
	5.00% due 1/1/2032 - 1/1/2033	9,805,000	10,783,579
	5.25% due 1/1/2034	4,700,000	5,176,862
	City of Chicago (Modern Schools Across Chicago Program; Insured: AMBAC) GO, 5.00% due 12/1/2022 - 12/1/2024	820,000	822,693
	City of Chicago (Wastewater Transmission System), Series C-REMK-10/, 5.00% due 1/1/2028 - 1/1/2029	7,865,000	8,654,278
	City of Chicago (Wastewater Transmission System; Insured: AGM), Series B-AGM-CR, 5.00% due 1/1/2034	1,375,000	1,530,760
	City of Chicago (Water System; Insured: AGM), Series 2017-2, 5.00% due 11/1/2037	3,250,000	3,632,233
	City of Chicago (Water System; Insured: AMBAC), 5.75% due 11/1/2030	1,270,000	1,525,765
	City of Mount Vernon (Various Municipal Capital Improvements; Insured: AGM) GO, 4.00% due 12/15/2025	1,900,000	1,964,087
	City of Waukegan (Insured: AGM) GO, Series A, 5.00% due 12/30/2018	2,000,000	2,033,460
	Community College District No. 525 (Joliet Junior College) GO, 6.25% due 6/1/2024	230,000	230,462
	Cook County GO, Series A, 5.25% due 11/15/2024	3,000,000	3,191,190
	Cook County Community College District No. 508 (City Colleges of Chicago) GO, 5.25% due 12/1/2026	1,000,000	1,067,760
	Cook County School District No. 104 (Argo Summit Elementary School Facilities; Insured: AGM) GO, Series D, Zero Coupon due 12/1/2022	2,000,000	1,814,400
	Forest Preserve District of DuPage County (Land Acquisition and Development) GO, 4.00% due 11/1/2022	750,000	808,965
	Illinois (Midwest Care Center I, Inc.; Collateralized: GNMA) HFA, 5.70% due 2/20/2021	275,000	275,424
	Illinois Educational Facilities Authority (Rush University Medical Center), Series B, 5.75% due 11/1/2028 (pre-refunded 11/1/2018)	1,000,000	1,014,050
	Illinois Finance Authority (Advocate Health Care Network), 6.125% due 11/1/2023 (pre-refunded 11/1/2018)	5,175,000	5,253,142
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), 1.55% due 8/15/2042 (put 7/2/2018)	9,450,000	9,450,000
	Illinois Finance Authority (Rush University Medical Center), Series A, 5.00% due 11/15/2033	1,000,000	1,114,700
	Illinois Finance Authority (Silver Cross Hospital and Medical Centers), 5.00% due 8/15/2024	1,000,000	1,107,440
	Illinois Toll Highway Authority (Move Illinois Program), 5.00% due 1/1/2037	5,550,000	6,175,318
	Metropolitan Pier & Exposition Authority (McCormick Place Expansion Project), Series B, 5.00% due 12/15/2022	1,000,000	1,074,090
	Monroe and St. Clair Counties (Community Unit School District No. 5; Insured: BAM) GO, 5.00% due 4/15/2027 - 4/15/2031	6,285,000	7,103,553
	Niles Park District (Parks and Recreation Projects) GO, 3.00% due 12/1/2018 - 12/1/2020	1,080,000	1,095,232
	Tazewell County School District (Insured: Natl-Re) GO, 9.00% due 12/1/2024	1,205,000	1,608,796
	Village of Tinley Park GO,
	4.00% due 12/1/2021	585,000	619,018
	5.00% due 12/1/2024	870,000	980,829
	Indiana — 2.7%
	Board of Trustees for the Vincennes University, Series J, 5.375% due 6/1/2022	895,000	954,652
	City of Carmel Redevelopment Authority (Performing Arts Center), Zero Coupon due 2/1/2021	2,000,000	1,891,760
	City of Carmel Redevelopment District (Performing Arts Center) COP, 6.50% due 7/15/2035 (pre-refunded 1/15/2021)	2,730,000	3,037,698
	Hobart Building Corp. (Insured: Natl-Re) (State Aid Withholding), 6.50% due 7/15/2019	1,000,000	1,036,990
	Indiana (Ascension Health Credit Group) HFFA, 5.00% due 11/15/2034 - 11/15/2036	8,325,000	9,362,790
	Indiana Bond Bank (Hendricks Regional Health Financing Program; Insured: AMBAC), 5.25% due 4/1/2023	2,000,000	2,251,220
	Indiana Bond Bank (Natural Gas Utility Improvements), Series A, 5.25% due 10/15/2020	5,340,000	5,721,597
	Indiana Finance Authority (Indiana University Health), Series N, 5.00% due 3/1/2019	5,000,000	5,113,900
	Indiana Finance Authority (Marian University), 5.25% due 9/15/2022 - 9/15/2023	5,085,000	5,485,383

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Indiana Finance Authority (Sisters of St. Francis Health Services, Inc.), 5.00% due 11/1/2021	$ 605,000	$ 611,921
[a]	Indiana Finance Authority, (Franciscan Alliance, Inc. Obligated Group; LOC: Barclays Bank plc), 1.57% due 11/1/2037 (put 7/2/2018)	1,000,000	1,000,000
	Iowa — 0.3%
	Iowa Finance Authority (UnityPoint Health), Series C, 5.00% due 2/15/2030 - 2/15/2032	4,100,000	4,541,488
	Kansas — 0.0%
	Kansas (Wichita State University) DFA, Series A, 5.00% due 6/1/2020	575,000	610,075
	Kentucky — 1.1%
	Commonwealth of Kentucky State Property and Buildings Commission (Project No. 112),
	Series B,
[c]	5.00% due 11/1/2020	4,385,000	4,675,375
	5.00% due 11/1/2021 - 11/1/2023	6,830,000	7,520,250
	Louisville/Jefferson County Metropolitan Government (Norton Suburban Hospital and Kosair Children’s Hospital), 5.25% due 10/1/2026	2,320,000	2,613,434
	Louisiana — 2.5%
	City of New Orleans (Sewerage System; Insured: AGM), 6.00% due 6/1/2024 (pre-refunded 6/1/2019)	750,000	779,857
	East Baton Rouge Sewerage Commission, Series B, 5.00% due 2/1/2030 - 2/1/2032	6,825,000	7,724,094
	Jefferson Sales Tax District (Insured: AGM), 5.00% due 12/1/2034	1,000,000	1,148,750
	Law Enforcement District of the Parish of Plaquemines,
	5.00% due 9/1/2023 - 9/1/2025 (pre-refunded 9/1/2019)	2,580,000	2,680,465
	5.15% due 9/1/2027 (pre-refunded 9/1/2019)	1,490,000	1,550,583
	5.30% due 9/1/2029 (pre-refunded 9/1/2019)	1,650,000	1,719,910
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2029 - 6/1/2031	6,100,000	6,791,800
	Louisiana Local Government Environmental Facilities and Community Development Authority (Louisiana Community and Technical College System; Insured: BAM), 5.00% due 10/1/2028	2,875,000	3,387,124
	New Orleans Regional Transit Authority (Insured: AGM), 5.00% due 12/1/2023 - 12/1/2024	2,000,000	2,138,070
	Office Facilities Corp. (Louisiana State Capitol Complex Program), 5.00% due 3/1/2019	390,000	398,521
	Parish of Lafourche (Roads, Highways and Bridges), 5.00% due 1/1/2024 - 1/1/2025	3,685,000	4,194,498
	Terrebonne Parish Hospital Service District No. 1 (General Medical Center),
	5.00% due 4/1/2028	960,000	998,170
	5.00% due 4/1/2028 (pre-refunded 4/1/2020)	540,000	569,911
	Massachusetts — 2.0%
	Massachusetts (Insured BHAC-CR FGIC), 5.50% due 1/1/2029	8,370,000	10,404,077
	Massachusetts Bay Transportation Authority (Transportation Capital Program), Series A, 5.25% due 7/1/2030	1,000,000	1,263,310
	Massachusetts Development Finance Agency (CareGroup Healthcare System),
	Series H-1, 5.00% due 7/1/2019 - 7/1/2021	5,130,000	5,413,573
	Series I, 5.00% due 7/1/2033 - 7/1/2036	6,750,000	7,558,670
	Massachusetts Development Finance Agency (Simmons College), Series J, 5.50% due 10/1/2025 - 10/1/2028	1,790,000	2,017,347
	Massachusetts Educational Financing Authority (Higher Education Student Loans), Series A, 5.50% due 1/1/2022	1,130,000	1,189,314
	Michigan — 2.3%
	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2031	1,010,000	1,141,866
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.00% due 11/1/2025	300,000	329,538
	County of Genesee (Water Supply System; Insured: BAM),
	5.00% due 11/1/2024 - 11/1/2030	3,360,000	3,713,612
	5.125% due 11/1/2032	750,000	828,915
	5.25% due 11/1/2026 - 11/1/2028	2,920,000	3,262,924
	Detroit City School District (School Building & Site Improvement; Insured: AGM/Q-SBLF) GO, Series A, 5.25% due 5/1/2026	3,150,000	3,607,947
	Detroit City School District (School Building & Site; Insured: AGM) GO, Series A, 5.25% due 5/1/2027	1,100,000	1,269,433
	Kalamazoo Hospital Finance Authority (Bronson Healthcare),
	5.00% due 5/15/2029	2,150,000	2,415,589
	5.25% due 5/15/2026	175,000	189,492
	5.25% due 5/15/2026 (pre-refunded 5/15/2021)	1,110,000	1,210,966
	Kalamazoo Hospital Finance Authority (Bronson Healthcare; Insured: AGM),
	5.00% due 5/15/2022	1,105,000	1,160,007
	5.00% due 5/15/2022 (pre-refunded 5/15/2020)	1,365,000	1,444,279
	Michigan Finance Authority (Government Loan Program), Series F, 5.00% due 4/1/2026	1,580,000	1,706,921
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	870,000	884,137
	Michigan State Hospital Finance Authority (Henry Ford Health System), 5.625% due 11/15/2029 (pre-refunded 11/15/2019)	2,500,000	2,632,650
	Michigan Strategic Fund (Michigan House of Representatives Facilities; Insured: AGM), Series A, 5.25% due 10/15/2023 (pre-refunded 10/15/2018)	1,000,000	1,010,960
	Royal Oak Hospital Finance Authority (William Beaumont Hospital), Series V, 8.00% due 9/1/2029 (pre-refunded 9/1/2018)	2,540,000	2,566,721
	State of Michigan (Trunk Line Fund; Insured: AGM), 5.50% due 11/1/2020	1,500,000	1,628,085
	Minnesota — 0.3%
[a]	Minneapolis MN/St Paul Housing & Redevelopment Authority, Series B-1 1.54% due 11/15/2035 (put 7/2/2018)	1,100,000	1,100,000
	Minnesota Agriculture & Economic Development Board (Essentia Health; Insured: AGM), 5.50% due 2/15/2025	2,500,000	2,647,925
	Mississippi — 0.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Mississippi Development Bank (Capital City Convention Center) GO, 5.00% due 3/1/2025	$ 2,850,000	$ 3,162,645
	Mississippi Development Bank (Department of Corrections), Series D, 5.25% due 8/1/2027 (pre-refunded 8/1/2020)	3,415,000	3,662,144
	Missouri — 0.4%
	Missouri Health and Educational Facilities Authority (Webster University), 5.00% due 4/1/2019 - 4/1/2021	4,755,000	5,018,625
	Tax Increment Financing Commission of Kansas City (Union Hill Redevelopment Project), 5.00% due 5/1/2022	500,000	506,815
	Nevada — 1.5%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2027 - 9/1/2032	3,180,000	3,467,249
	Clark County School District (School Facilities Improvements) GO, Series C, 5.00% due 6/15/2022	1,110,000	1,226,949
[e]	State of Nevada Department of Business & Industry, 2.25% due 12/1/2026 (put 12/3/2018)	5,800,000	5,800,000
	Washoe County (Reno Sparks Convention & Visitors Authority) GO, 5.00% due 7/1/2026 - 7/1/2032	9,000,000	9,774,000
	New Hampshire — 0.6%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire), 1.57% due 7/1/2035 (put 7/2/2018)	1,460,000	1,460,000
	New Hampshire Municipal Bond Bank, 5.00% due 8/15/2026	1,860,000	2,103,939
	State of New Hampshire (Turnpike System), Series B, 5.00% due 2/1/2022 - 2/1/2024	4,005,000	4,396,347
	New Jersey — 2.8%
	Cape May County Industrial Pollution Control Financing Authority (Atlantic City Electric Company; Insured: Natl-Re), 6.80% due 3/1/2021	575,000	634,179
	Essex County Improvement Authority (County Correctional Facilities & Gibraltar Facilities; Insured: Natl-Re), 5.50% due 10/1/2024	2,500,000	2,950,025
	New Jersey (School Facilities Construction) EDA, 5.00% due 3/1/2026	2,000,000	2,127,020
	New Jersey (School Facilities Construction; Insured: AMBAC) EDA, Series N-1, 5.50% due 9/1/2026	3,000,000	3,466,380
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,700,000	1,990,598
	New Jersey State Health Care Facilities Financing Authority (Virtua Health), 5.00% due 7/1/2027 - 7/1/2028	3,000,000	3,355,030
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
[b,c]	2.71% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	2,000,000	2,007,340
	5.00% due 6/15/2023 - 6/15/2027	14,250,000	15,482,603
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements; Insured: Natl-Re), Series B, 5.50% due 12/15/2020	3,185,000	3,415,371
	Passaic Valley Sewage Commissioners GO, Series G, 5.75% due 12/1/2022	3,000,000	3,412,830
	New Mexico — 0.7%
	City of Farmington (Arizona Public Service Co.-Four Corners Project), 4.70% due 9/1/2024	3,000,000	3,176,670
	City of Las Cruces (NMFA Loan), 5.00% due 6/1/2030	2,040,000	2,152,975
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	2,130,000	2,241,634
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2034	1,810,000	2,065,608
	New York — 10.8%
	City of New York (City Budget Financial Management) GO,
	5.00% due 8/1/2027	4,530,000	5,146,442
	Series J, 5.00% due 8/1/2030 - 8/1/2031	9,000,000	10,230,400
	City of New York GO,
[a]	1.53% due 1/1/2036 - 6/1/2044 (put 7/2/2018)	12,600,000	12,600,000
[a]	Series H SUBSER H-3 1.53% due 8/1/2021 (put 7/2/2018)	1,300,000	1,300,000
	County of Nassau (Insured: BAM) GO, Series B-BAM-TCRS, 5.00% due 4/1/2026	1,300,000	1,476,280
	Erie County Industrial Development Agency (City of Buffalo School District) (State Aid Withholding), 5.00% due 5/1/2019 - 5/1/2027	8,000,000	8,717,863
	Metropolitan Transportation Authority (Transit and Commuter System),
	Series A2-GREEN BOND, 5.00% due 11/15/2024	5,435,000	6,254,163
	Series C-1, 5.00% due 11/15/2033	8,500,000	9,887,030
	Series C-1A, 4.00% due 2/15/2019	2,250,000	2,284,110
	Metropolitan Transportation Authority, Series A2-GREEN BOND, 5.00% due 11/15/2025	10,000,000	11,628,400
	New York City Transitional Finance Authority Future Tax Secured Revenue,
[a]	1.53% due 11/1/2036 - 2/1/2045 (put 7/2/2018)	13,165,000	13,165,000
[a]	1.55% due 8/1/2031 (put 7/2/2018)	10,200,000	10,200,000
[a]	1.59% due 11/1/2042 (put 7/2/2018)	1,000,000	1,000,000
[a]	1.65% due 8/1/2022 (put 7/2/2018)	1,400,000	1,400,000
	New York City Water & Sewer System,
[a]	1.53% due 6/15/2043 - 6/15/2050 (put 7/2/2018)	15,660,000	15,660,000
[a]	1.55% due 6/15/2045 (put 7/2/2018)	3,515,000	3,515,000
[a]	1.56% due 6/15/2044 (put 7/2/2018)	3,550,000	3,550,000
[a]	1.59% due 6/15/2044 (put 7/2/2018)	2,700,000	2,700,000
	New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	2,500,000	2,798,550
	New York State Dormitory Authority (Miriam Osborn Memorial Home Assoc.), 5.00% due 7/1/2023	2,180,000	2,252,180
	New York State Dormitory Authority (State University Educational Facilities), Series A, 5.25% due 5/15/2021	500,000	538,430
[a]	New York State Housing Finance Agency, 1.56% due 11/1/2046 (put 7/2/2018)	7,000,000	7,000,000
	New York State Thruway Authority (Multi-Year Highway and Bridge Capital Program), Series K, 5.00% due 1/1/2030	7,480,000	8,512,838
	Town of Oyster Bay GO, 3.00% due 2/1/2019 - 2/1/2020	5,000,000	5,044,916
	United Nations Development Corp. (One, Two and Three U.N. Plaza), Series A, 5.00% due 7/1/2025	1,700,000	1,755,250
	North Carolina — 0.5%
	Charlotte-Mecklenburg Hospital Authority (Carolinas HealthCare System), Series A, 5.00% due 1/15/2028	2,190,000	2,429,214

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[a]	Charlotte-Mecklenburg Hospital Authority, (Carolinas Healthcare System Obligated Group), 1.58% due 1/15/2038 (put 7/2/2018)	$ 1,700,000	$ 1,700,000
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2030	3,000,000	3,393,900
	Ohio — 4.3%
	Akron, Bath and Copley Joint Township Hospital District (Children’s Hospital Medical Center of Akron), 5.00% due 11/15/2024	1,000,000	1,095,820
	American Municipal Power, Inc. (AMP Fremont Energy Center), 5.25% due 2/15/2028 (pre-refunded 2/15/2022)	4,000,000	4,438,000
	Cincinnati City School District (School Improvement Project) COP, 5.00% due 12/15/2031	3,075,000	3,450,427
	City of Cleveland (Bridges and Roadways), 5.00% due 10/1/2028 - 10/1/2029 (pre-refunded 10/1/2023)	2,520,000	2,881,040
	City of Cleveland (Public Facilities Improvements),
	5.00% due 10/1/2029	1,500,000	1,744,905
	Series A-1, 5.00% due 11/15/2027 - 11/15/2030 (pre-refunded 11/15/2023)	5,185,000	5,941,440
	City of Cleveland (Various Municipal Capital Improvements) GO, 5.00% due 12/1/2024 - 12/1/2026	2,230,000	2,499,755
	Cleveland-Cuyahoga County Port Authority (Cleveland Museum of Art), 5.00% due 10/1/2021	2,040,000	2,183,371
	Cleveland-Cuyahoga County Port Authority (County Administration Offices), 5.00% due 7/1/2025	1,780,000	2,033,258
	County of Allen (Catholic Health Partners-Mercy Health West Facility), 5.00% due 5/1/2025 - 5/1/2026	8,325,000	9,096,090
[c]	County of Cuyahoga (Convention Center Hotel) COP, 5.00% due 12/1/2026	2,910,000	3,256,465
	County of Hamilton (Cincinnati Children’s Hospital Medical Center), 5.00% due 5/15/2028 - 5/15/2031	8,085,000	9,099,107
	County of Hamilton, Series A, 5.00% due 12/1/2018 - 12/1/2023	3,100,000	3,363,357
	County of Scioto (Southern Ohio Medical Center), 5.00% due 2/15/2030 - 2/15/2033	3,615,000	4,041,152
	Deerfield Township (Public Street Improvements-Wilkens Blvd.), 5.00% due 12/1/2025	1,000,000	1,002,670
	Lucas County Health Care Facility (Sunset Retirement Community),
	5.00% due 8/15/2021	970,000	1,008,693
	5.125% due 8/15/2025	1,250,000	1,330,350
	Oklahoma — 0.2%
	Oklahoma (INTEGRIS Health) DFA, Series A, 5.00% due 8/15/2026 - 8/15/2027	2,000,000	2,286,250
	Oregon — 0.7%
	State of Oregon (Cash Management) GO, Series A, 5.00% due 9/28/2018	10,000,000	10,083,800
	Pennsylvania — 6.8%
	Allegheny County (Propel Charter School-McKeesport) IDA,
	Series C,
	5.90% due 8/15/2026	835,000	874,562
	6.375% due 8/15/2035	1,130,000	1,180,149
	Allegheny County Hospital Development Authority (University of Pittsburgh Medical Center), 5.00% due 5/15/2019	2,500,000	2,573,050
	Bethlehem Area School District (Northampton and Lehigh Counties District; Insured: AGM) (State Aid Withholding) GO,
	Series A,
	5.00% due 10/15/2020	380,000	388,713
	5.00% due 10/15/2020 (pre-refunded 4/15/2019)	95,000	97,562
	City of Philadelphia (Pennsylvania Gas Works), 5.00% due 8/1/2032 - 8/1/2034	2,300,000	2,577,107
	City of Philadelphia (Philadelphia Gas Works), 5.00% due 8/1/2034 - 8/1/2037	10,985,000	12,393,384
	City of Philadelphia (Water and Wastewater System), 5.00% due 10/1/2029 - 10/1/2030	3,510,000	4,061,560
	City of Pittsburgh (Capital Projects) GO, 5.00% due 9/1/2024 - 9/1/2036	1,715,000	1,959,502
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	3,000,000	3,362,250
	Dallastown Area School District (State Aid Withholding) GO, Series A, 4.00% due 5/1/2021	460,000	485,682
	Lancaster County Solid Waste Management Authority (Acquisition of Susquehanna Resource Management Facility), 5.25% due 12/15/2030	3,000,000	3,324,270
	Monroeville Financing Authority (University of Pittsburgh Medical Center), 5.00% due 2/15/2026	3,490,000	4,057,439
	Pennsylvania Economic (Colver Project; Insured: AMBAC) DFA, Series F, 4.625% due 12/1/2018	1,335,000	1,345,226
	Pennsylvania Higher Educational Facilities Authority (Insured: AMBAC), Series 14, Zero Coupon due 7/1/2020	2,032,839	1,759,646
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System), 5.00% due 8/15/2037	5,500,000	6,272,585
	Pennsylvania State Public School Building Authority (Philadelphia School District; Insured: AGM) (State Aid Withholding) GO, Series B, 5.00% due 6/1/2027	5,000,000	5,692,850
	Pennsylvania Turnpike Commission (Highway Improvements),
	5.00% due 12/1/2035 - 12/1/2036	1,750,000	1,987,868
	5.35% due 12/1/2030 (pre-refunded 12/1/2020)	1,540,000	1,663,092
	Series C-2, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	2,460,000	2,665,730
	Philadelphia Authority for Industrial Development (Thomas Jefferson University), 5.00% due 9/1/2032 - 9/1/2034	5,685,000	6,444,948
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2032 - 4/1/2036	11,125,000	12,375,836
	Pittsburgh Water & Sewer Authority (Water and Sewer System; Insured: AGM),
	Series A, 5.00% due 9/1/2030 - 9/1/2031	8,740,000	9,687,500
	Series B, 5.00% due 9/1/2031 (pre-refunded 9/1/2023)	3,665,000	4,164,906
	Plum Borough School District (Insured: BAM) (State Aid Withholding) GO,
	4.00% due 9/15/2018 - 9/15/2021	1,570,000	1,627,366
	5.00% due 9/15/2021	430,000	466,576
	Rhode Island — 0.4%
	State of Rhode Island and Providence Plantations (Consolidated Capital Development Loan) GO, Series B, 4.00% due 10/15/2023	800,000	861,256
	State of Rhode Island and Providence Plantations (Training School Project) COP, Series B, 5.00% due 10/1/2024	3,595,000	4,056,670

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	South Carolina — 0.5%
	City of Myrtle Beach (Municipal Sports Complex), Series B, 5.00% due 6/1/2028 - 6/1/2030	$ 2,000,000	$ 2,229,490
	South Carolina Public Service Authority (Capital Improvement Program),
	Series B, 5.00% due 12/1/2031	2,385,000	2,578,423
	Series C, 5.00% due 12/1/2031	1,515,000	1,681,620
	South Dakota — 0.4%
	South Dakota Health and Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2023	1,575,000	1,709,285
	South Dakota Health and Educational Facilities Authority (Sanford Health), 5.00% due 11/1/2024 - 11/1/2029	3,500,000	3,815,328
	Tennessee — 1.3%
	County of Shelby Health, Educational and Housing Facility Board (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2027 - 5/1/2035	3,560,000	4,108,094
	Metropolitan Government of Nashville and Davidson County (Green Projects), Series B, 5.00% due 7/1/2033 - 7/1/2036	3,000,000	3,495,660
	Tennessee Energy Acquisition Corp. (The Gas Project),
	5.00% due 2/1/2023	2,500,000	2,761,875
	5.25% due 9/1/2023	7,000,000	7,886,690
	Texas — 12.0%
	Austin Community College District (Round Rock Campus), 5.50% due 8/1/2023 (pre-refunded 8/1/2018)	2,180,000	2,186,998
	City of Austin (Travis, Williamson and Hays Counties) (Water and Wastewater System), 5.00% due 11/15/2033	4,000,000	4,639,280
	City of Brownsville (Water, Wastewater & Electric Utilities Systems), 5.00% due 9/1/2020	1,000,000	1,063,550
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2025 - 2/15/2034	9,720,000	11,020,925
	City of Dallas (Trinity River Corridor Infrastructure) GO, 5.00% due 2/15/2028	1,000,000	1,122,970
	City of Galveston (Galveston Island Convention Center; Insured: AGM),
	Series A, 5.00% due 9/1/2021	545,000	585,461
	Series B, 5.00% due 9/1/2024	1,115,000	1,232,844
	City of Houston (Convention & Entertainment Facilities), 5.00% due 9/1/2032	3,560,000	3,949,215
	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2027	1,175,000	1,364,387
[d]	City of Houston GO, 4.00% due 6/28/2019	3,500,000	3,579,660
	City of McAllen (International Toll Bridge; Insured: AGM), Series A, 5.00% due 3/1/2028 - 3/1/2032	6,120,000	6,935,439
	City of Pharr Higher Education Finance Authority (IDEA Public Schools), Series A, 5.75% due 8/15/2024 (pre-refunded 8/15/2019)	5,050,000	5,243,213
	City of San Antonio (Airport System Capital Improvements), 5.00% due 7/1/2024 - 7/1/2025	3,225,000	3,475,234
	City of San Antonio (Water System), Series A, 5.00% due 5/15/2033 - 5/15/2034	3,075,000	3,523,718
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	2,705,000	3,010,422
	Dallas Area Rapid Transit, Series A, 5.00% due 12/1/2034 - 12/1/2036	12,475,000	14,208,648
	Dallas County Utility & Reclamation District GO, 5.00% due 2/15/2027	1,905,000	2,234,984
	Harris County GO, Series A, 5.00% due 10/1/2035 - 10/1/2037	7,815,000	9,069,703
	Harris County (Flood Control), 5.00% due 10/1/2033 - 10/1/2034	4,000,000	4,670,550
	Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Series A, 5.00% due 12/1/2028	3,000,000	3,379,170
	Harris County Cultural Education Facilities Finance Corp. (TECO Project), 5.00% due 11/15/2028 - 11/15/2033	2,225,000	2,598,362
	Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.), 6.50% due 5/15/2031 (pre-refunded 5/15/2021)	775,000	872,363
	Katy (Educational Facilities Improvements; Guaranty: PSF) ISD GO, Series B, 5.00% due 2/15/2034	7,560,000	8,643,348
	Kimble County Hospital District (Medical Facilities Improvements) GO, Series A, 5.00% due 8/15/2018	525,000	527,126
	La Vernia Higher Education Finance Corp. (Kipp, Inc.), Series A, 5.75% due 8/15/2024 (pre-refunded 8/15/2019)	3,000,000	3,134,460
	Lone Star College System (Harris, Montgomery and San Jacinto Counties) GO, 5.00% due 8/15/2033	4,335,000	5,038,917
	Lower Colorado River Authority,
	Series A,
	5.00% due 5/15/2026	9,415,000	10,346,426
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	55,000	60,936
	North Central Texas Health Facilities Development Corp. (Children’s Medical Center of Dallas), 5.00% due 8/15/2019	270,000	279,626
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2020 - 1/1/2037	3,750,000	4,084,425
	Round Rock (Educational Facilities Improvements; Guaranty: PSF) ISD GO, 5.00% due 8/1/2028 - 8/1/2029	5,820,000	6,801,323
	San Antonio Water System, Series A 5.00% due 5/15/2037	500,000	582,520
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 5.75% due 8/15/2024 (pre-refunded 8/15/2020)	1,590,000	1,718,440
[c]	State of Texas (Cash Flow Management), 4.00% due 8/30/2018	20,000,000	20,083,000
	Tarrant Regional Water District (Water Control and Improvement), 5.00% due 3/1/2028 - 3/1/2029	3,650,000	4,230,882
	Texas Public Finance Authority Charter School Finance Corp. (Cosmos Foundation, Inc.), Series A, 6.00% due 2/15/2030 (pre-refunded 2/15/2020)	1,750,000	1,864,240
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2024 - 8/15/2025	2,250,000	2,541,278
	Texas Transportation Commission (Highway Improvements) GO, 5.00% due 4/1/2022 - 4/1/2024	3,000,000	3,391,220
	Trinity River Authority (Red Oak Creek System), 5.00% due 2/1/2025	625,000	722,088
	Uptown Development Authority (Infrastructure Improvements), 5.50% due 9/1/2029 (pre-refunded 9/1/2019)	1,250,000	1,305,088
	U. S. Virgin Islands — 0.3%
	Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	5,000,000	4,225,000
	Utah — 0.3%
[a]	City of Murray, (IHC Health Services, Inc. Obligated Group), Series A 1.55% due 5/15/2037 (put 7/2/2018)	975,000	975,000
[d]	County of Utah, (IHC Health Services, Inc. Obligated Group), Series B- 5.00% due 5/15/2056 (put 8/1/2022)	2,500,000	2,756,875
[a]	Weber County (IHC Health Services, Inc. Obligated Group), Series C 1.55% due 2/15/2035 (put 7/2/2018)	925,000	925,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Virginia — 0.0%
	County of Hanover (FirstHealth Richmond Memorial Hospital) IDA, 6.00% due 10/1/2021	$ 490,000	$ 505,856
	Washington — 3.1%
	City of Seattle (Light and Power Improvements), Series B, 5.00% due 2/1/2019	3,000,000	3,060,840
	King County Public Hospital District No. 2 (EvergreenHealth Medical Center) GO, 5.00% due 12/1/2028 - 12/1/2031	6,585,000	7,460,743
	Skagit County Public Hospital District No. 1 (Skagit Regional Health) GO, 5.00% due 12/1/2025 - 12/1/2028	7,860,000	8,720,495
	Skagit County Public Hospital District No. 2 (Island Hospital) GO, 5.00% due 12/1/2027 - 12/1/2028	4,640,000	5,078,149
	State of Washington (Acquisition and Improvements of Real and Personal Property) COP, Series A, 5.00% due 7/1/2030 - 7/1/2031	9,050,000	10,572,151
	Tacoma School District No.10 (Pierce County Capital Projects) GO, 5.00% due 12/1/2019 - 12/1/2020	2,000,000	2,124,060
	Washington Health Care Facilities Authority (Highline Medical Centers; Insured: FHA 242), 6.25% due 8/1/2028 (pre-refunded 8/1/2018)	3,985,000	3,999,944
	Washington Health Care Facilities Authority (MultiCare Systems; Insured: AGM), Series C-RMKT, 5.25% due 8/15/2024 (pre-refunded 8/15/2018)	1,000,000	1,004,520
	West Virginia — 0.1%
	West Virginia Economic Development Authority, (Appalachian Power Co.), 2.625% due 12/1/2042 (put 6/1/2022)	2,000,000	2,000,720
	Wisconsin — 2.7%
	Wisconsin Health & Educational Facilities Authority (Agnesian Healthcare),
	5.00% due 7/1/2021 (pre-refunded 7/1/2020)	2,170,000	2,306,319
	5.50% due 7/1/2025 (pre-refunded 7/1/2020)	5,000,000	5,362,850
	Wisconsin Health & Educational Facilities Authority (Ascension Health),
[c]	5.00% due 11/15/2035	10,000,000	11,339,400
	5.00% due 11/15/2036	3,000,000	3,395,100
	Wisconsin Health & Educational Facilities Authority (ProHealth Care, Inc.), 5.00% due 8/15/2023 - 8/15/2026	10,925,000	11,828,819
	WPPI Energy, Series A, 5.00% due 7/1/2029 - 7/1/2036	2,980,000	3,478,166
	Total Investments — 100.7% (Cost $1,352,099,020)		$1,384,656,913
	Liabilities Net of Other Assets — (0.7)%		(10,102,790)
	Net Assets — 100.0%		$1,374,554,123

Footnote Legend
a	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
b	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2018.
c	Segregated as collateral for a when-issued security.
d	When-issued security.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the aggregate value of these securities in the Fund’s portfolio was $5,800,000, representing 0.42% of the Fund’s net assets.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Insured by Federal Housing Administration
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
ISD	Independent School District
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
PSF	Guaranteed by Permanent School Fund
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Intermediate Municipal Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Intermediate Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Intermediate Municipal Fund	June 30, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 1,384,656,913	$ —	$ 1,384,656,913	$ —
Total Investments in Securities	$ 1,384,656,913	$ —	$ 1,384,656,913	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018.

SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Municipal Bonds — 102.6%
	Arizona — 2.1%
	Arizona (Scottsdale Lincoln Hospitals) HFA, 5.00% due 12/1/2031	$2,500,000	$ 2,794,225
[a]	Arizona Health Facilities Authority, Series C-RMK 1.55% due 1/1/2046 (put 7/2/2018)	500,000	500,000
	Industrial Development Authority of the County of Yavapai, (Waste Management, Inc.) 2.80% due 6/1/2027 (put 6/1/2021)	1,500,000	1,507,080
	Pima County (Providence Day School) IDA, 5.125% due 12/1/2040	710,000	732,280
	Arkansas — 0.4%
	University of Arkansas Board of Trustees (Fayetteville Campus), 5.00% due 11/1/2036	1,000,000	1,140,420
	California — 14.6%
	ABAG Finance Authority for Nonprofit Corporations (Episcopal Senior Communities), 5.00% due 7/1/2047	1,635,000	1,734,441
	Benicia (Benicia High School; Insured: AGM) USD GO, Zero Coupon due 8/1/2026	830,000	657,767
	California (Children’s Hospital Los Angeles) HFFA,
	5.00% due 11/15/2034	420,000	449,681
	Series A, 5.00% due 8/15/2036	500,000	564,755
	California (Community Program Developmental Disabilities; Insured: California Mtg Insurance) HFFA, 6.25% due 2/1/2026	1,500,000	1,661,355
[b]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), 2.115% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	1,000,000	1,003,700
	California Infrastructure and Economic Development Bank (Pacific Gas and Electric Company), Series E, 1.75% due 11/1/2026 (put 6/1/2022)	1,000,000	955,610
	California Municipal Finance Authority (Harbor Regional Center), 8.50% due 11/1/2039 (pre-refunded 11/1/2019)	1,000,000	1,089,560
	California Municipal Finance Authority, 1.60% due 9/1/2021 (put 10/1/2018)	2,000,000	2,000,000
[c]	California Pollution Control Financing Authority (Poseidon Resources (Channelside) L.P. Desalination Project), 5.00% due 11/21/2045	1,000,000	1,061,210
	California State Public Works Board (Department of General Services-Office Buildings 8 and 9 Renovation), 6.25% due 4/1/2034 (pre-refunded 4/1/2019)	100,000	103,645
	California Statewide Communities Development Authority (Aspire Public Schools), 6.125% due 7/1/2046 (pre-refunded 1/1/2019)	995,000	1,018,233
	California Statewide Communities Development Authority (Aspire Public Schools; LOC: PCSD; Guaranty Pool I, LLC), 5.00% due 7/1/2020 (pre-refunded 1/1/2019)	65,000	65,743
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Zero Coupon due 8/1/2025	2,025,000	1,496,151
	Carson Redevelopment Agency (Project Area 1), Series A, 7.00% due 10/1/2036 (pre-refunded 10/1/2019)	500,000	534,410
[d]	City of Los Angeles (Cash Flow Management) GO, 4.00% due 6/27/2019	3,000,000	3,070,020
	City of Moorpark Mobile Home Park (Villa Del Arroyo), Series A, 6.15% due 5/15/2031	1,000,000	1,084,150
	City of Palm Springs Financing Authority (Downtown Revitalization Project), 5.25% due 6/1/2027	1,620,000	1,801,586
	Corona-Norco (Insured: AGM) USD COP, 5.00% due 4/15/2031	1,750,000	1,836,117
	County of El Dorado (El Dorado Hills Development-Community Facilities), 5.00% due 9/1/2026	630,000	692,641
[d]	County of Los Angeles (Fiscal Year 2017-2018 Expenditures) GO, 4.00% due 6/28/2019	4,000,000	4,098,200
	Daly County Housing Development Finance Agency (Franciscan Country Club Mobile Home Park Acquisition), 5.25% due 12/15/2023	650,000	651,638
	M-S-R Energy Authority, 6.50% due 11/1/2039	1,000,000	1,425,360
	Oakland (County of Alameda Educational Facilities) USD GO, 5.00% due 8/1/2035	1,000,000	1,143,790
	Redwood City Redevelopment Agency (Redevelopment Project Area 2; Insured: AMBAC), Zero Coupon due 7/15/2021	1,285,000	1,200,678
	Riverside County Asset Leasing Corp. (Riverside County Hospital; Insured: Natl-Re), Zero Coupon due 6/1/2021	535,000	502,129
[d]	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD, 4.00% due 6/28/2019	3,000,000	3,073,650
	San Francisco City & County Redevelopment Financing Authority (Mission Bay North Redevelopment),
	Series C,
	6.50% due 8/1/2039 (pre-refunded 8/1/2019)	250,000	263,670
	6.75% due 8/1/2041 (pre-refunded 2/1/2021)	500,000	565,170
	San Francisco City & County Redevelopment Financing Authority (Redevelopment Project; Insured: Natl-Re), Zero Coupon due 8/1/2023	1,025,000	898,095
	San Jose Redevelopment Agency (Merged Area Redevelopment), 5.50% due 8/1/2035 (pre-refunded 8/1/2020)	1,000,000	1,081,730
	Union Elementary School District (Santa Clara County District Schools; Insured: Natl-Re), Series D, Zero Coupon due 9/1/2027	905,000	704,027
	Colorado — 1.3%
	Denver Convention Center Hotel Authority, 5.00% due 12/1/2028	1,000,000	1,134,160
	Eagle River Fire District,
	6.625% due 12/1/2024 (pre-refunded 12/1/2019)	225,000	240,219
	6.875% due 12/1/2030 (pre-refunded 12/1/2019)	400,000	428,440
	Public Authority for Colorado Energy (Natural Gas Purchase),
	5.75% due 11/15/2018	150,000	152,178
	6.50% due 11/15/2038	260,000	361,644
	Regional Transportation District (FasTracks Transportation System) COP,
	5.375% due 6/1/2031	500,000	530,315
	Series A, 5.00% due 6/1/2044	565,000	616,229
	Connecticut — 1.2%
	Connecticut Health & Educational Facilities Authority (Ethel Walker School), Series B, 6.00% due 7/1/2039 (pre-refunded 7/1/2019)	1,000,000	1,042,930
	State of Connecticut GO, 5.00% due 4/15/2035	2,000,000	2,218,620
	Delaware — 0.4%
	Delaware (Nanticoke Memorial Hospital) HFA, 5.00% due 7/1/2021	1,000,000	1,061,880

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	District of Columbia — 0.4%
	Metropolitan Washington Airports Authority (Dulles Toll Road; Insured: AGM), Zero Coupon due 10/1/2027	$1,500,000	$ 1,078,560
	Florida — 4.0%
	Broward County (Airport System Improvements), 5.00% due 10/1/2037	1,000,000	1,131,890
	Florida Higher Educational Facilities Financing Authority (Nova Southeastern University), 5.00% due 4/1/2027 - 4/1/2028	2,250,000	2,498,485
	Miami-Dade County Expressway Authority (Toll System Five-Year Work Program), 5.00% due 7/1/2022 - 7/1/2024	1,250,000	1,409,944
	Miami-Dade County School Board (District School Facilities and Infrastructure) COP, 5.00% due 8/1/2027	1,100,000	1,206,414
	Orange County (Tourist Development), Series A, 5.00% due 10/1/2031	1,000,000	1,147,440
	Sarasota County Public Hospital Board (Sarasota Memorial Hospital; Insured: Natl-Re), 6.027% due 10/1/2021	1,000,000	1,041,870
	Tampa Sports Authority (Tampa Bay Arena; Insured: Natl-Re), 5.75% due 10/1/2020	530,000	555,636
	Volusia County Educational Facilities Authority (Embry-Riddle Aeronautical University, Inc.), 5.00% due 10/15/2030	1,500,000	1,691,655
	Georgia — 0.7%
	City of Atlanta (Water and Wastewater Capital Improvement Program), 6.25% due 11/1/2034 (pre-refunded 11/1/2019)	500,000	530,550
	Development Authority of Fulton County (Georgia Tech Athletic Assoc.), 5.00% due 10/1/2019	1,000,000	1,039,930
	Main Street Natural Gas, Inc. (Georgia Gas), 5.50% due 9/15/2023	350,000	398,874
	Guam — 3.7%
	Government of Guam (Economic Development) GO, 7.00% due 11/15/2039 (pre-refunded 11/15/2019)	520,000	557,430
	Government of Guam (Economic Development), Series D-REF, 5.00% due 11/15/2031	2,000,000	2,214,280
	Government of Guam (Layon Solid Waste Disposal Facility), Series A, 5.75% due 12/1/2034 (pre-refunded 12/1/2019)	500,000	528,325
	Government of Guam (Various Capital Projects), Series D-REF, 5.00% due 11/15/2032	3,000,000	3,313,170
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2033	1,000,000	1,086,180
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2027	1,000,000	1,094,160
	Guam Waterworks Authority (Water and Wastewater System),
	5.00% due 7/1/2028	500,000	539,510
	5.25% due 7/1/2024	500,000	556,960
	Hawaii — 0.4%
[b]	City and County of Honolulu (Rail Transit Project) GO, 1.83% (MUNISPA + 0.32%) due 9/1/2028 (put 9/1/2020)	1,000,000	1,000,500
	Illinois — 9.9%
	Chicago Park District (Various Capital Projects) GO, 5.00% due 1/1/2035	2,000,000	2,154,980
	Chicago Park District, 5.00% due 1/1/2027	825,000	939,164
	City of Chicago (Chicago O’Hare International Airport), Series C, 5.00% due 1/1/2031	500,000	564,880
	City of Chicago (Riverwalk Expansion Project; Insured: AGM), 5.00% due 1/1/2031	500,000	536,420
	City of Chicago (Wastewater Transmission System), Series C-REMK-10/, 5.00% due 1/1/2030	1,500,000	1,640,625
	City of Chicago (Water System Improvements), 5.00% due 11/1/2029	200,000	216,028
	City of Chicago (Water System Improvements; Insured: AMBAC), Zero Coupon due 11/1/2018	305,000	303,170
	City of Chicago, 5.00% due 1/1/2022	1,195,000	1,249,468
	Cook County GO, Series A, 5.25% due 11/15/2033	1,000,000	1,051,930
	Illinois Finance Authority (Advocate Health Care Network), 5.00% due 8/1/2029	2,195,000	2,463,119
[a]	Illinois Finance Authority (Northwestern Memorial Healthcare Obligated Group), 1.55% due 8/15/2042 (put 7/2/2018)	3,300,000	3,300,000
	Illinois Finance Authority (OSF Healthcare System), 6.00% due 5/15/2039 (pre-refunded 5/15/2020)	990,000	1,065,587
	Illinois Finance Authority (Silver Cross Hospital & Medical Centers), 5.00% due 8/15/2035	2,355,000	2,563,370
	Illinois Finance Authority (Southern Illinois Healthcare), 5.00% due 3/1/2032 - 3/1/2034	700,000	784,427
	Illinois State University (Insured AGM), Series A, 5.00% due 4/1/2021 - 4/1/2036	1,915,000	2,096,327
	Illinois Toll Highway Authority (Move Illinois Program), 5.00% due 1/1/2037	1,000,000	1,112,670
	Kane, Cook, & DuPage Counties School District No. 46 GO,
	Series A, 5.00% due 1/1/2031	2,255,000	2,515,746
	Series D, 5.00% due 1/1/2028	1,000,000	1,124,320
	Metropolitan Water Reclamation District of Greater Chicago (Various Capital Improvement Projects) GO, Series C, 5.25% due 12/1/2032	40,000	48,020
	Will County School District No. 114 (Educational Facilities; Insured: Natl-Re) GO, Series C, Zero Coupon due 12/1/2023	570,000	476,212
	Indiana — 1.9%
	City of Carmel Redevelopment District (Performing Arts Center) COP, 6.50% due 7/15/2035 (pre-refunded 1/15/2021)	1,000,000	1,112,710
	City of Whiting Environmental Facilities (BP Products North America Inc. Project), 5.00% due 3/1/2046 (put 3/1/2023)	2,500,000	2,781,450
	Indiana Finance Authority (Marian University), 6.375% due 9/15/2041	1,000,000	1,076,520
	Kansas — 0.8%
	Unified Government of Wyandotte County/Kansas City (Utility System Improvement), Series A, 5.00% due 9/1/2031 - 9/1/2032	2,000,000	2,240,720
	Kentucky — 2.3%
	Commonwealth of Kentucky State Property and Buildings Commission (Project No. 89; Insured: AGM), 5.00% due 11/1/2020 (pre-refunded 11/1/2018)	2,500,000	2,529,425
	County of Owen (Kentucky-American Water Co. Project), Series A-KY, 6.25% due 6/1/2039	540,000	561,508
	Kentucky Economic (Norton Healthcare, Inc.; Insured: Natl-Re) DFA,
	Series B,
	Zero Coupon due 10/1/2021	715,000	654,997
[e]	Zero Coupon due 10/1/2022	2,650,000	2,350,073
	Louisiana — 1.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	City of New Orleans (Water System Facilities Improvement), 5.00% due 12/1/2034	$ 400,000	$ 444,116
	Louisiana Energy and Power Authority (LEPA Unit No. 1; Insured: AGM), Series A, 5.25% due 6/1/2038	2,000,000	2,218,480
	Parish of St. Charles (Valero Energy Corp. Refinery), 4.00% due 12/1/2040 (put 6/1/2022)	2,250,000	2,383,582
	Massachusetts — 0.3%
	Massachusetts Development Finance Agency (Jordan Hospital and Milton Hospital), Series H-1, 5.00% due 7/1/2032 - 7/1/2033	555,000	616,654
	Massachusetts Educational Financing Authority (MEFA Loan Program), 6.00% due 1/1/2028	160,000	165,610
	Michigan — 5.5%
[e]	Board of Governors of Wayne State University (Educational Facilities and Equipment), Series A, 5.00% due 11/15/2033	1,250,000	1,415,537
	City of Troy (Downtown Development Authority-Community Center Facilities) GO, 5.25% due 11/1/2032	1,025,000	1,133,445
	County of Genesee (Water Supply System; Insured: BAM) GO, 5.375% due 11/1/2038	1,000,000	1,117,880
	Detroit City School District (School Building & Site; Insured: AGM) GO, Series A, 5.25% due 5/1/2027	1,000,000	1,154,030
	Detroit City School District (School Building & Site; Insured: Q-SBLF), Series A, 5.00% due 5/1/2025	1,000,000	1,099,520
	Kalamazoo Hospital Finance Authority (Bronson Methodist Hospital),
	5.00% due 5/15/2036	450,000	468,702
	5.00% due 5/15/2036 (pre-refunded 5/15/2020)	550,000	581,944
	5.25% due 5/15/2041	140,000	150,261
	5.25% due 5/15/2041 (pre-refunded 5/15/2021)	860,000	938,226
	Livonia Public School District (School Building & Site) GO, Series I, 5.00% due 5/1/2036	225,000	249,883
	Michigan Finance Authority (State Dept. of Human Services Office Buildings), Series F, 5.00% due 4/1/2031	1,000,000	1,078,380
	Michigan Public School Academy (Will Carleton Charter School), 8.00% due 8/1/2035	950,000	965,437
	Michigan State Hospital Finance Authority (Henry Ford Health System), 5.75% due 11/15/2039 (pre-refunded 11/15/2019)	1,000,000	1,054,740
	Michigan Strategic Fund (Detroit Edison Company; Insured: Natl-Re/AMBAC), 7.00% due 5/1/2021	250,000	282,788
	Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport), Series B, 5.00% due 12/1/2031 - 12/1/2034	2,615,000	2,924,777
	Minnesota — 0.8%
	Minneapolis MN/St Paul Housing & Redevelopment Authority,
[a]	Series B-1 1.54% due 11/15/2035 (put 7/2/2018)	1,700,000	1,700,000
[a]	Series B-2 1.55% due 11/15/2035 (put 7/2/2018)	500,000	500,000
	Mississippi — 1.3%
	Mississippi Business Finance Corp.,
[a]	Series A 1.53% due 12/1/2030 (put 7/2/2018)	1,800,000	1,800,000
[a]	Series G 1.53% due 11/1/2035 (put 7/2/2018)	1,600,000	1,600,000
	Missouri — 1.0%
	Tax Increment Financing Commission of Kansas City (Union Hill Redevelopment Project), 6.00% due 5/1/2030	2,505,000	2,532,856
	Nebraska — 0.7%
	Douglas County Health Facilities (Nebraska Methodist Health System), 5.00% due 11/1/2029 - 11/1/2030	1,750,000	1,961,731
	Nevada — 1.4%
	Carson City (Carson Tahoe Regional Healthcare), 5.00% due 9/1/2037	1,000,000	1,108,380
[c]	State of Nevada Department of Business & Industry, 2.25% due 12/1/2026 (put 12/3/2018)	2,500,000	2,500,000
	New Hampshire — 0.3%
[a]	New Hampshire Health and Education Facilities Authority Act (University System of New Hampshire), 1.57% due 7/1/2035 (put 7/2/2018)	800,000	800,000
	New Jersey — 5.3%
	Higher Education Student Assistance Authority (NJCLASS Student Loan Program), Series 1B, 5.75% due 12/1/2039	750,000	814,560
	New Jersey (School Facilities Construction) EDA, 5.00% due 3/1/2026	1,000,000	1,063,510
	New Jersey (School Facilities Construction; Insured: Natl-Re) EDA, Series N-1, 5.50% due 9/1/2027	1,000,000	1,170,940
	New Jersey Economic Development Authority (School Facilities Construction), Series BBB, 5.50% due 6/15/2030	1,000,000	1,135,790
	New Jersey Transit Corp. (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series A, 5.00% due 9/15/2020	1,000,000	1,055,800
	New Jersey Transportation Trust Fund Authority (State Transportation System Improvements),
[b]	2.71% (MUNIPSA + 1.20%) due 6/15/2034 (put 12/15/2021)	1,000,000	1,003,670
	5.00% due 6/15/2027	3,000,000	3,307,710
	New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2022	2,000,000	2,004,480
	Tobacco Settlement Financing Corp.,
	5.00% due 6/1/2020	1,000,000	1,054,990
	Series A 5.00% due 6/1/2019	1,310,000	1,346,850
	New Mexico — 1.9%
	City of Farmington (Arizona Public Service Co.-Four Corners Project), 4.70% due 9/1/2024	1,000,000	1,058,890
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	2,500,000	2,631,025
[a]	New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services Obligated Group), 1.55% due 8/1/2034 (put 7/2/2018)	1,275,000	1,275,000
	New York — 10.1%
	City of New York (City Budget Financial Management) GO,
[e]	5.00% due 8/1/2023	3,000,000	3,416,910
	Series J, 5.00% due 8/1/2031	2,000,000	2,269,400

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	City of New York GO,
[a]	1.53% due 1/1/2036 (put 7/2/2018)	$1,000,000	$ 1,000,000
[a]	1.60% due 4/1/2042 (put 7/2/2018)	500,000	500,000
	Metropolitan Transportation Authority (Transit and Commuter System), Series C-1A, 4.00% due 2/15/2019	1,000,000	1,015,160
	Metropolitan Transportation Authority, Series C-1, 5.00% due 11/15/2031	2,000,000	2,343,100
	New York City Transitional Finance Authority Future Tax Secured Revenue,
[a]	1.53% due 2/1/2045 (put 7/2/2018)	900,000	900,000
[a]	1.55% due 8/1/2031 (put 7/2/2018)	3,650,000	3,650,000
[a]	Series 1-SUB 1D 1.55% due 11/1/2022 (put 7/2/2018)	1,600,000	1,600,000
[a]	New York City Water & Sewer System, 1.56% due 6/15/2044 (put 7/2/2018)	6,500,000	6,500,000
	Tobacco Settlement Asset Securitization Corp., Series A, 5.00% due 6/1/2022	1,000,000	1,093,360
	Town of Oyster Bay GO, 3.00% due 2/1/2019 - 2/1/2020	2,250,000	2,268,772
	North Carolina — 1.1%
	North Carolina Medical Care Commission (Vidant Health), 5.00% due 6/1/2029	1,500,000	1,702,995
[a]	University of North Carolina at Chapel Hill, Series A-REMK 9/21/15 1.50% due 2/15/2031 (put 7/2/2018)	1,100,000	1,100,000
	Ohio — 1.3%
	Akron, Bath and Copley Joint Hospital District (Summa Health), 5.25% due 11/15/2030	1,420,000	1,599,928
	City of Akron (Community Learning Centers), 5.00% due 12/1/2031	625,000	684,569
	Cleveland-Cuyahoga County Port Authority (Flats East Development Project; LOC: Fifth Third Bank), 7.00% due 5/15/2040	925,000	1,012,653
	Oregon — 1.0%
	State of Oregon (Cash Management) GO, Series A, 5.00% due 9/28/2018	2,500,000	2,520,950
	Pennsylvania — 7.1%
	Allegheny County (Propel Charter School) IDA, Series A, 6.75% due 8/15/2035	895,000	941,451
	Coatesville Area School District (Insured: AGM) (State Aid Withholding) GO, 5.00% due 8/1/2024 - 8/1/2025	1,475,000	1,674,957
	Commonwealth Financing Authority, 5.00% due 6/1/2029	1,000,000	1,146,330
	County of Luzerne (Insured: AGM) GO, Series A, 5.00% due 11/15/2029	1,000,000	1,120,750
[a]	Hospitals & Higher Education Facilities Authority of Philadelphia, 1.55% due 2/15/2021 - 7/1/2041 (put 7/2/2018)	1,000,000	1,000,000
	Lancaster County Hospital Authority (Masonic Villages Project), 5.00% due 11/1/2019	2,675,000	2,784,220
	Pennsylvania Economic (Colver Project; Insured: AMBAC) DFA, Series F, 4.625% due 12/1/2018	325,000	327,490
	Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System), 5.00% due 8/15/2037	2,000,000	2,280,940
	Pennsylvania Turnpike Commission (Highway Improvements),
	5.35% due 12/1/2030 (pre-refunded 12/1/2020)	770,000	831,546
	Series C-2, 5.35% due 12/1/2030 (pre-refunded 12/1/2020)	1,230,000	1,332,865
	Pennsylvania Turnpike Commission, 5.00% due 12/1/2037	750,000	849,810
	Philadelphia (Mast Charter School) IDA, 6.00% due 8/1/2035 (pre-refunded 8/1/2020)	1,000,000	1,085,480
	Philadelphia Authority for Industrial Development (Thomas Jefferson University), 5.00% due 9/1/2035	1,500,000	1,688,265
	Philadelphia Municipal Authority (Juvenile Justice Services Center), 5.00% due 4/1/2038	1,360,000	1,500,597
	School District of Philadelphia GO, 5.00% due 9/1/2038	100,000	112,547
	Rhode Island — 0.3%
	Pawtucket Housing Authority,
	5.50% due 9/1/2022 - 9/1/2024	475,000	521,501
	5.50% due 9/1/2022 - 9/1/2024 (pre-refunded 9/1/2020)	190,000	209,840
	South Carolina — 0.7%
	South Carolina Public Service Authority (Summer Nuclear Units 2 and 3), Series B, 5.00% due 12/1/2034	1,780,000	1,911,578
	South Dakota — 0.5%
	South Dakota Health & Educational Facilities Authority (Avera Health), Series A, 5.00% due 7/1/2027	400,000	430,356
	South Dakota Health & Educational Facilities Authority (Sanford Health), 5.50% due 11/1/2040	750,000	783,098
	Tennessee — 0.6%
	Shelby County Health, Educational and Housing Facility (Methodist Le Bonheur Healthcare), 5.00% due 5/1/2036	1,000,000	1,139,910
	Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024	500,000	568,560
	Texas — 11.4%
	Austin Convention Enterprises, Inc. (Convention Center Hotel First Tier), 5.00% due 1/1/2032 - 1/1/2034	1,600,000	1,806,086
	City of Dallas (Public Improvements) GO, 5.00% due 2/15/2031	1,930,000	2,177,310
[e]	City of Houston (Combined Utility System), Series D, 5.00% due 11/15/2028	2,500,000	2,873,625
	City of Houston (Convention & Entertainment Facilities Department), 5.00% due 9/1/2025 - 9/1/2034	2,875,000	3,209,467
[e]	City of Houston (Public Improvements) GO, Series A, 5.00% due 3/1/2032	3,000,000	3,441,000
	City of Texas City Industrial Development Corp. (ARCO Pipe Line Co. Project), 7.375% due 10/1/2020	1,165,000	1,296,540
[a]	Harris County Cultural Education Facilities Finance Corp., (Texas Medical Center; LOC:JP Morgan Chase Bank NA) 1.55% due 9/1/2031 (put 7/2/2018)	500,000	500,000
	Harris County-Houston Sports Authority, Series A, 5.00% due 11/15/2030	2,000,000	2,237,560
	Kimble County Hospital District, Series A, 6.25% due 8/15/2033 (pre-refunded 8/15/2019)	500,000	525,450
	La Vernia Higher Education Finance Corp. (Kipp, Inc.), Series A, 6.25% due 8/15/2039 (pre-refunded 8/15/2019)	1,000,000	1,050,320
	Lower Colorado River Authority,
	Series A,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	5.00% due 5/15/2026	$2,980,000	$ 3,274,811
	5.00% due 5/15/2026 (pre-refunded 5/15/2022)	20,000	22,158
	North Texas Tollway Authority (NTTA System), Series A, 5.00% due 1/1/2034	750,000	904,703
	San Antonio Energy Acquisition Public Facilities Corp. (Natural Gas Supply Agreement), 5.50% due 8/1/2021	40,000	43,869
	San Juan Higher Education Finance Authority (IDEA Public Schools), Series A, 6.70% due 8/15/2040 (pre-refunded 8/15/2020)	1,000,000	1,100,410
	State of Texas (Cash Flow Management), 4.00% due 8/30/2018	3,400,000	3,414,110
	Texas Public Finance Authority Charter School Finance Corp. (Cosmos Foundation, Inc.), Series A, 6.20% due 2/15/2040 (pre-refunded 2/15/2020)	1,000,000	1,068,450
	Texas Transportation Commission (Central Texas Turnpike System), Series C, 5.00% due 8/15/2034	1,000,000	1,089,380
	U. S. Virgin Islands — 0.5%
	Virgin Islands Public Finance Authority (Diageo Project), 6.75% due 10/1/2037	1,500,000	1,267,500
	Utah — 1.3%
[a]	City of Murray, (IHC Health Services, Inc. Obligated Group), Series A 1.55% due 5/15/2037 (put 7/2/2018)	540,000	540,000
	Herriman City (Towne Center Access and Utility Improvements), 4.75% due 11/1/2022 (pre-refunded 5/1/2020)	1,000,000	1,055,200
	Utah Transit Authority (Integrated Mass Transit System), Series A-SUB, 5.00% due 6/15/2033	1,000,000	1,130,640
[a]	Weber County (IHC Health Services, Inc. Obligated Group), Series C 1.55% due 2/15/2035 (put 7/2/2018)	700,000	700,000
	Washington — 1.2%
	Washington Health Care Facilities Authority (Catholic Health Initiatives), Series A, 5.75% due 1/1/2045	2,000,000	2,188,260
	Washington Health Care Facilities Authority (Overlake Hospital Medical Center), 5.70% due 7/1/2038 (pre-refunded 7/1/2020)	1,000,000	1,077,500
	West Virginia — 0.6%
	West Virginia Economic Development Authority, 2.625% due 12/1/2042 (put 6/1/2022)	1,500,000	1,500,555
	Wisconsin — 0.4%
[c,f]	Public Finance Authority (Alabama Proton Therapy Center), 6.25% due 10/1/2031	1,000,000	979,630
	Total Investments — 102.6% (Cost $260,458,549)		$270,849,757
	Liabilities Net of Other Assets — (2.6)%		(6,870,371)
	Net Assets — 100.0%		$263,979,386

Footnote Legend
a	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
b	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2018.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the aggregate value of these securities in the Fund’s portfolio was $4,540,840, representing 1.72% of the Fund’s net assets.
d	When-issued security.
e	Segregated as collateral for a when-issued security.
f	Illiquid Security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ABAG	Association of Bay Area Governments
ACA	Insured by American Capital Access
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation
DFA	Development Finance Authority
EDA	Economic Development Authority
GO	General Obligation
HFA	Health Facilities Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
Q-SBLF	Insured by Qualified School Bond Loan Fund
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Municipal Income Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Municipal Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Municipal Income Fund	June 30, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 270,849,757	$ —	$ 270,849,757	$ —
Total Investments in Securities	$ 270,849,757	$ —	$ 270,849,757	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018.

SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2018 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	Alameda County Joint Powers Authority (Alameda County Medical Center Highland Hospital), Series A, 5.00% due 12/1/2018 - 12/1/2024	$ 4,375,000	$ 4,851,367
	Alameda County Joint Powers Authority (Juvenile Justice), 5.00% due 12/1/2021	500,000	555,330
	Alameda County Joint Powers Authority (Public Facilities Capital Projects), 5.00% due 12/1/2021	1,000,000	1,110,660
	Anaheim Public Financing Authority (Public Improvements; Insured: AGM), Zero Coupon due 9/1/2022	3,000,000	2,719,830
	Bay Area Toll Authority (San Francisco Bay Area Toll Bridge),
[a]	2.21% (MUNIPSA + 0.70%) due 4/1/2047 (put 10/1/2019)	5,000,000	5,018,450
	2.95% due 4/1/2047 (put 4/1/2026)	4,775,000	4,903,686
[b]	Series E, 2.00% due 4/1/2034 (put 4/1/2021)	5,300,000	5,331,323
	Bonita (Educational Facilities) USD GO, 5.00% due 8/1/2024	1,000,000	1,121,490
	Brentwood Infrastructure Financing Authority (Residential Single Family Development; Insured: AGM), Series A, 5.00% due 9/2/2020 - 9/2/2023	6,225,000	6,958,456
	California (Children’s Hospital Los Angeles) HFFA, 5.00% due 11/15/2018 - 11/15/2023	3,425,000	3,632,982
	California (Dignity Health) HFFA, Series A, 5.25% due 3/1/2022	1,000,000	1,081,080
	California (Episcopal Home; Insured: California Mtg Insurance) HFFA, Series B, 5.10% due 2/1/2019	290,000	296,354
	California (Kaiser Permanente) HFFA, 5.00% due 11/1/2027	3,000,000	3,651,120
	California (Providence Health and Services) HFFA, Series C, 6.00% due 10/1/2018	1,000,000	1,010,950
	California (St. Joseph Health System) HFFA,
	Series A, 5.00% due 7/1/2024	1,000,000	1,141,920
	Series D, 5.00% due 7/1/2043 (put 10/15/2020)	5,000,000	5,359,700
	California Educational Facilities Authority (Chapman University), 5.00% due 4/1/2022	2,000,000	2,172,260
	California Educational Facilities Authority (Loyola Marymount University; Insured: Natl-Re), Series A, Zero Coupon due 10/1/2019	2,025,000	1,984,257
	California Educational Facilities Authority (Pitzer College), 5.00% due 4/1/2020	1,445,000	1,530,183
	California Infrastructure and Economic Development Bank (King City High School), 5.25% due 8/15/2020	1,000,000	1,059,820
[a]	California Infrastructure and Economic Development Bank (Los Angeles County Museum of Art), 2.115% (LIBOR 1 Month + 0.65%) due 12/1/2050 (put 2/1/2021)	6,250,000	6,273,125
	California Infrastructure and Economic Development Bank (Pacific Gas and Electric Company),
	1.75% due 11/1/2026 (put 6/1/2022)	4,500,000	4,300,245
	Series E, 1.75% due 11/1/2026 (put 6/1/2022)	3,500,000	3,344,635
	California Infrastructure and Economic Development Bank (The Scripps Research Institute), 5.00% due 7/1/2018 - 7/1/2027	1,850,000	2,059,069
	California Municipal Finance Authority (Biola University Residential Hall and Parking Structure), 5.00% due 10/1/2021 - 10/1/2023	435,000	484,949
	California Municipal Finance Authority (Biola University),
	4.00% due 10/1/2019	405,000	416,210
	5.00% due 10/1/2020 - 10/1/2027	2,855,000	3,209,393
	California Municipal Finance Authority, 1.60% due 9/1/2021 (put 10/1/2018)	4,000,000	4,000,000
[c]	California Pollution Control Financing Authority (Pacific Gas and Electric Company), 1.65% due 11/1/2026 (put 7/2/2018)	8,000,000	8,000,000
[d]	California Pollution Control Financing Authority, (Republic Services, Inc. Project), 1.85% due 8/1/2024 (put 8/1/2018)	2,250,000	2,250,360
[c]	California Public Finance Authority, (Sharp Healthcare Obligated Group; LOC: Barclays Bank plc), Series C- 1.53% due 8/1/2052 (put 7/2/2018)	27,100,000	27,100,000
[c]	California School Cash Reserve Program Authority, 1.42% due 5/1/2034	13,820,000	13,820,000
	California State Housing Finance Agency (Multi-Family Housing; Insured: FHA), 3.05% due 12/1/2019	735,000	735,470
	California State Public Works Board (California School for the Deaf Riverside Campus), Series H, 5.00% due 4/1/2022	565,000	629,738
	California State Public Works Board (Correctional and Rehabilitation Facilities),
	5.00% due 4/1/2024	3,350,000	3,731,263
	Series A, 5.00% due 9/1/2022 - 9/1/2024	10,430,000	11,967,795
	Series G, 5.00% due 11/1/2022	1,500,000	1,694,940
	California State Public Works Board (Judicial Council Projects),
	Series A, 5.00% due 3/1/2023 - 3/1/2024	2,400,000	2,724,668
	Series D, 5.00% due 12/1/2021 - 12/1/2022	4,300,000	4,758,400
	California State Public Works Board (Laboratory Facility and San Diego Courthouse), Series I, 5.00% due 11/1/2023 - 11/1/2024	7,000,000	8,048,440
	California State Public Works Board (University of California; Insured: Natl-Re), Series A, 5.00% due 6/1/2020	1,185,000	1,263,293
	California State Public Works Board (Various State Participating Agency Capital Projects), 5.125% due 3/1/2021 (pre-refunded 3/1/2020)	1,635,000	1,733,231
	California State Public Works Board (Yuba City Courthouse), 5.00% due 6/1/2022	1,950,000	2,182,264
	California Statewide Communities Development Authority (Aspire Public Schools; LOC: PCSD; Guaranty Pool I, LLC), 5.00% due 7/1/2020 (pre-refunded 1/1/2019)	470,000	475,372
	California Statewide Communities Development Authority (Cottage Health System),
	4.00% due 11/1/2021	150,000	159,708
	5.00% due 11/1/2020 - 11/1/2025	710,000	803,589
	California Statewide Communities Development Authority (Irvine East Campus Apartments), 5.00% due 5/15/2021 - 5/15/2027	2,260,000	2,533,198
	California Statewide Communities Development Authority (Kaiser Foundation Hospitals),
	1.60% due 7/10/2018	200,000	200,000
	Series A, 5.00% due 4/1/2019	3,715,000	3,814,748
	California Statewide Communities Development Authority (Southern California Edison Company), 2.625% due 11/1/2033 (put 12/1/2023)	4,195,000	4,217,108
	Calipatria (Educational Facilities; Insured: ACA) USD GO, Zero Coupon due 8/1/2025	4,180,000	3,088,351
	Carson Redevelopment Agency (Project Area 1), Series A, 6.00% due 10/1/2019	1,050,000	1,082,256
	CDC Successor Agency of the City of Santee (Redevelopment and Low and Moderate Income Housing; Insured: BAM), Series A, 5.00% due 8/1/2025	550,000	645,298
	Central Valley Financing Authority (Carson Ice), 5.25% due 7/1/2020	500,000	536,605
	Chabot-Las Positas Community College District (Educational Facilities) GO,

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2018 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	4.00% due 8/1/2019	$ 360,000	$ 370,170
	5.00% due 8/1/2020 - 8/1/2021	885,000	959,515
	City and County of San Francisco (525 Golden Gate Avenue-Public Utilities Commission Office Project) COP, 5.00% due 11/1/2022	700,000	732,452
	City of Antioch Public Financing Authority (Municipal Facilities Project), 5.00% due 5/1/2022 - 5/1/2024	1,400,000	1,608,247
	City of Burbank (Burbank Water and Power System), Series A, 5.00% due 6/1/2020	625,000	665,806
	City of Chula Vista (Capital Facilities Project) COP, 5.25% due 3/1/2020	1,300,000	1,379,651
	City of Chula Vista (Police Facility Project) COP, 5.00% due 10/1/2024	1,700,000	1,994,661
	City of Chula Vista (San Diego Gas & Electric Co.), Series A, 1.65% due 7/1/2018	3,500,000	3,500,000
	City of Chula Vista Financing Authority (Infrastructure, Facilities and Equipment), 5.00% due 5/1/2026 - 5/1/2027	3,500,000	4,174,150
	City of Clovis (Water System Facilities; Insured: BAM), 5.00% due 3/1/2021 - 3/1/2023	2,270,000	2,521,592
	City of Folsom (Community Facilities District No. 2), 5.00% due 12/1/2018	965,000	979,137
[e]	City of Los Angeles (Cash Flow Management) GO, 4.00% due 6/27/2019	8,500,000	8,698,390
	City of Manteca (Wastewater Quality Control Facility), 4.00% due 12/1/2018	375,000	379,226
	City of Manteca (Water Supply System),
	4.00% due 7/1/2018	550,000	550,000
	5.00% due 7/1/2019 - 7/1/2023	2,050,000	2,229,191
	City of Porterville (Public Service Capital Projects; Insured: AMBAC) COP, 6.30% due 10/1/2018	245,000	247,930
	City of San Jose Financing Authority (Civic Center Project),
	Series A,
	4.00% due 6/1/2021	1,000,000	1,067,100
	5.00% due 6/1/2019 - 6/1/2024	3,745,000	4,152,976
	City of Torrance (Torrance Memorial Medical Center), 5.00% due 9/1/2020	1,155,000	1,228,158
	County of El Dorado Community Facilities District (El Dorado Hills Development), 5.00% due 9/1/2019	1,700,000	1,766,589
[e]	County of Los Angeles (Fiscal Year 2017-2018 Expenditures) GO, 4.00% due 6/28/2019	10,000,000	10,245,500
	County of Los Angeles Redevelopment Refunding Authority (Bunker Hill Project), 5.00% due 6/1/2020 - 6/1/2024	6,000,000	6,610,855
	County of Monterey (Natividad Medical Center; Insured: AGM) COP, 5.25% due 8/1/2021	3,700,000	3,908,347
	Delano Financing Authority (Police Station and Capital Improvements), Series A, 5.00% due 12/1/2018 - 12/1/2019	2,330,000	2,401,575
	Desert Sands (Educational Facilities; Insured: BAM) USD COP,
	4.00% due 3/1/2019	1,000,000	1,016,770
	5.00% due 3/1/2020 - 3/1/2021	1,780,000	1,905,934
	Downey Public Financing Authority (Public Capital Improvements), 5.00% due 12/1/2025 - 12/1/2027	1,445,000	1,738,870
	Elk Grove Finance Authority (Poppy Ridge CFD No. 2003-1 and East Franklin CFD No. 2002-1),
	4.00% due 9/1/2020	575,000	601,807
	5.00% due 9/1/2021 - 9/1/2025	1,200,000	1,365,393
	Emeryville Redevelopment Agency (Emeryville and Shellmound Park Projects; Insured: AGM), Series A, 5.00% due 9/1/2022 - 9/1/2024	9,095,000	10,448,252
	Fresno County (Educational Facilities; Insured: Natl-Re) USD GO,
	Series B, 5.00% due 2/1/2020	2,510,000	2,639,591
	Series C, 5.90% due 8/1/2018 - 8/1/2020	2,025,000	2,119,843
	Government of Guam (Various Capital Projects), Series D-REF, 5.00% due 11/15/2023 - 11/15/2025	5,425,000	6,152,645
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2027 - 10/1/2028	3,810,000	4,239,509
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2021	1,275,000	1,383,655
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2021 - 7/1/2027	2,735,000	3,055,648
	Hacienda La Puente (Educational Facilities; Insured: AGM) USD COP, 5.00% due 6/1/2019 - 6/1/2025	4,370,000	4,864,905
	Hemet (Insured: AGM) USD GO, 4.00% due 8/1/2018	1,335,000	1,337,910
	Jurupa Public Financing Authority (Community Services District-Eastvale Area; Insured: AGM),
	4.50% due 9/1/2018 - 9/1/2020	2,720,000	2,805,768
	Series A, 4.00% due 9/1/2018	320,000	321,434
	Kern High School District (Insured: AGM) GO, 4.00% due 8/1/2018	500,000	501,100
	La Quinta Redevelopment Agency (Redevelopment Project Areas No. 1 and 2), 5.00% due 9/1/2021 - 9/1/2023	4,500,000	5,086,920
	Lodi Public Financing Authority (City Police Building and Jail), 5.00% due 10/1/2020 - 10/1/2023	4,145,000	4,528,436
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD COP, Series B-2, 5.50% due 12/1/2018	2,000,000	2,033,540
	Los Angeles (Educational Facilities and Information Technology Infrastructure) USD GO,
	Series B, 5.00% due 7/1/2023	3,000,000	3,455,040
	Series D, 5.00% due 7/1/2022 - 7/1/2024	5,750,000	6,616,170
	Los Angeles Community College District (Facilities Projects) GO, Series J, 5.00% due 8/1/2026	1,000,000	1,208,640
	Los Angeles County Public Works Financing Authority (Multiple Capital Projects), Series A, 5.00% due 8/1/2018	2,060,000	2,066,077
	Los Angeles County Schools Regionalized Business Services Corp. (Insured: AMBAC) COP, Series A, Zero Coupon due 8/1/2021	2,135,000	1,990,503
	Los Angeles Department of Airports AMT,
	Series B,
	5.00% due 5/15/2025	3,220,000	3,742,574
[b]	5.00% due 5/15/2026	7,000,000	8,204,350
[c]	Los Angeles Department of Water & Power Power System Revenue, 1.46% due 7/1/2034 - 7/1/2035 (put 7/2/2018)	13,650,000	13,650,000
	Los Angeles Department of Water and Power (Power System Capital Improvements),
[c]	1.43% due 7/1/2035 (put 7/2/2018)	20,400,000	20,400,000
	Series A, 5.00% due 7/1/2025 - 7/1/2026	800,000	954,773

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2018 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	Los Angeles Department of Water, Series A, 5.00% due 7/1/2027	$ 1,565,000	$ 1,915,106
	Lynwood (Insured: AGM) USD GO, 5.00% due 8/1/2023	1,000,000	1,140,000
	Manteca Community Facilities District No. 1989-2 (Educational Facilities; Insured: AGM) USD,
	Series F,
	4.00% due 9/1/2018 - 9/1/2019	1,370,000	1,397,489
	5.00% due 9/1/2020 - 9/1/2023	2,675,000	2,910,752
	Mark West Union School District (Educational Facilities; Insured: Natl-Re) GO, 4.125% due 8/1/2020	1,275,000	1,277,690
	Milpitas Redevelopment Agency (Redevelopment Project Area No. 1), 5.00% due 9/1/2025	2,300,000	2,729,479
	Modesto Irrigation District (San Joaquin Valley Electric System), Series A, 5.00% due 7/1/2022	1,000,000	1,121,570
	Moreno Valley Public Financing Authority (Public Improvements), 5.00% due 11/1/2024	1,455,000	1,689,721
	Murrieta Valley Public Financing Authority (Educational Facilities; Insured: BAM) USD GO, 5.00% due 9/1/2023	1,080,000	1,235,822
	North City West School Facilities Financing Authority (Carmel Valley; Insured: AGM), Series A, 5.00% due 9/1/2021 - 9/1/2022	4,415,000	4,882,126
	Northern California Power Agency (Hydroelectric Project), Series A, 5.00% due 7/1/2018	1,250,000	1,250,000
	Northern California Power Agency (Lodi Energy Center), Series A, 5.00% due 6/1/2019	2,340,000	2,415,980
	Oakland (County of Alameda Educational Facilities) USD GO, 5.00% due 8/1/2022 - 8/1/2025	2,745,000	3,190,383
	Palomar Pomerado Health (Insured: AGM) GO, Series A, Zero Coupon due 8/1/2019	2,000,000	1,961,120
	Palomar Pomerado Health (Insured: Natl-Re) GO, Zero Coupon due 8/1/2021	2,850,000	2,657,112
	Pasadena (2019 Crossover) USD GO, Series B, 5.00% due 8/1/2025	1,000,000	1,189,070
	Pasadena (Educational Facilities Improvements) USD GO, 5.00% due 8/1/2024 - 8/1/2025	615,000	726,884
	Pomona (Educational Facilities Improvements; Insured: Natl-Re) USD GO, Series A, 6.10% due 2/1/2020	465,000	497,090
	Pomona Public Financing Authority (Facilities Improvements), Series BC, 3.00% due 6/1/2020	250,000	256,228
	Pomona Public Financing Authority (Facilities Improvements; Insured: AGM), Series BC, 4.00% due 6/1/2024 - 6/1/2026	725,000	799,935
	Rancho Santa Fe Community Services District Financing Authority,
	Series A,
	3.00% due 9/1/2018 - 9/1/2019	1,805,000	1,818,989
	4.00% due 9/1/2020 - 9/1/2021	1,550,000	1,631,672
	5.00% due 9/1/2025	1,745,000	2,046,833
	Redevelopment Agency of the City and County of San Francisco (Yerba Buena Center Redevelopment Project Area; Insured: AGM), 5.00% due 6/1/2020	1,730,000	1,838,903
	Redevelopment Agency of the City of Rialto (Merged Project Area; Insured: BAM), Series A, 5.00% due 9/1/2023 - 9/1/2024	1,050,000	1,213,866
	Ridgecrest Redevelopment Agency (Redevelopment Project), 5.50% due 6/30/2019 - 6/30/2020	2,090,000	2,212,714
	Riverside County Infrastructure Financing Authority (Capital Improvement Projects),
	Series A,
	4.00% due 11/1/2018 - 11/1/2019	2,700,000	2,765,660
	5.00% due 11/1/2020 - 11/1/2021	1,105,000	1,206,308
	Riverside County Public Financing Authority (Capital Facilities Project),
	4.00% due 11/1/2020	465,000	488,864
	5.00% due 11/1/2019 - 11/1/2025	4,000,000	4,371,690
	Riverside County Public Financing Authority, 4.00% due 5/1/2021	295,000	312,054
	Riverside Financing Authority (Educational Facilities; Insured: BAM) USD,
[e]	4.00% due 6/28/2019	7,000,000	7,171,850
	5.00% due 9/1/2019 - 9/1/2025	2,195,000	2,410,303
	Sacramento City (Educational Facilities Improvements) USD GO,
	4.00% due 7/1/2019	5,455,000	5,598,957
	5.00% due 7/1/2021	3,600,000	3,945,420
	Sacramento City (Educational Facilities Improvements; Insured: AGM) USD GO, 5.00% due 7/1/2018 - 7/1/2022	2,595,000	2,774,024
	Sacramento City Schools Joint Power Financing Authority (Sacramento City USD Educational Facility Sublease; Insured: BAM), Series A, 5.00% due 3/1/2021 - 3/1/2025	5,360,000	6,045,312
	Sacramento Cogeneration Authority (Procter & Gamble Project), 5.00% due 7/1/2019	625,000	647,269
	Salinas Valley Solid Waste Authority (Insured: AGM), Series A, 5.00% due 8/1/2023	1,530,000	1,715,191
	San Diego (Educational System Capital Projects) GO, Series R-3, 5.00% due 7/1/2023 - 7/1/2024	8,000,000	9,236,330
	San Diego (Educational System Capital Projects; Insured: Natl-Re) GO, Series D-1, 5.50% due 7/1/2020	1,390,000	1,499,699
	San Diego Redevelopment Agency (Centre City Redevelopment; Insured: AGM), Zero Coupon due 9/1/2019	1,910,000	1,873,691
	San Francisco City and County Airports Commission (San Francisco International Airport), Series A, 5.00% due 5/1/2026	5,000,000	5,965,850
	San Joaquin Delta Community College District (Insured: AGM) GO, Series B, Zero Coupon due 8/1/2019	5,000,000	4,750,500
	San Jose, Series A1, 3.50% due 10/1/2021	170,000	173,126
	San Mateo County Joint Powers Financing Authority (County Capital Projects), Series A, 5.00% due 7/15/2018	800,000	801,008
	San Mateo County Joint Powers Financing Authority (Maple Street Correctional Center), 5.00% due 6/15/2021 - 6/15/2023	1,995,000	2,247,162
	San Mateo Union High School District (Educational Facilities; Insured: Natl-Re) GO, Zero Coupon due 9/1/2019	2,000,000	1,965,360
	Santa Ana (Insured: Natl-Re) USD GO, Series B, Zero Coupon due 8/1/2020	2,035,000	1,961,842
	Santa Ana Financing Authority (Police Administration & Holding Facility; Insured: Natl-Re), 6.25% due 7/1/2018	2,000,000	2,000,000
[b]	Santa Clara County Financing Authority (Multiple Facilities Projects), Series P, 5.00% due 5/15/2025	6,755,000	8,010,890
	Santa Margarita Water District (Talega Community Facilities), 5.00% due 9/1/2026 - 9/1/2027	1,050,000	1,247,271
	Semitropic Water Storage Improvement District (Irrigation Water System; Insured: AGM), Series A, 5.00% due 12/1/2019 - 12/1/2027	4,060,000	4,673,248
	Southeast Resource Recovery Facilities Authority (Insured: AMBAC), Series B, 5.375% due 12/1/2018	2,000,000	2,006,260
	Southern California Public Power Authority (Magnolia Power Project A), Series 1, 2.00% due 7/1/2036 (put 7/1/2020)	3,000,000	3,011,250

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2018 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	Southwestern Community College District GO, Series B, 4.00% due 8/1/2024 - 8/1/2026	$ 1,125,000	$ 1,261,499
	State of California (Various Capital Projects) GO, 5.00% due 9/1/2020	2,000,000	2,149,600
	State of California (Various Capital Projects; Insured: AGM) GO,
[c]	1.40% due 5/1/2033 (put 7/2/2018)	3,000,000	3,000,000
	4.75% due 9/1/2018	70,000	70,398
	State of California Economic Recovery GO, Series A, 5.00% due 7/1/2018	3,000,000	3,000,000
	Successor Agency to the City of Colton Redevelopment Agency (Multiple Redevelopment Project Areas; Insured: BAM), 5.00% due 8/1/2021 - 8/1/2025	2,815,000	3,192,662
	Successor Agency to the City of Riverside Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2023 - 9/1/2024	2,985,000	3,461,477
	Successor Agency to the City of San Diego Redevelopment Agency (Multiple Redevelopment Project Areas), Series A, 5.00% due 9/1/2025 - 9/1/2026	1,770,000	2,102,489
	Successor Agency to the Commerce Community Development Commission (Multiple Redevelopment Project Areas; Insured: AGM), Series A, 5.00% due 8/1/2027	1,760,000	2,074,354
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project), 5.00% due 10/1/2019 - 10/1/2020	725,000	766,392
	Successor Agency to the Community Development Agency of the City of Menlo Park (Las Pulgas Community Development Project; Insured: AGM), 5.00% due 10/1/2022 - 10/1/2025	1,400,000	1,608,843
	Successor Agency to the Community Redevelopment Agency of the City of Palmdale (Merged Redevelopment Project Areas), Series A, 5.00% due 9/1/2024 - 9/1/2026	1,600,000	1,881,066
	Successor Agency to the Poway Redevelopment Agency (Paguay Redevelopment Project), Series A, 5.00% due 6/15/2025	4,665,000	5,522,287
	Successor Agency to the Rancho Cucamonga Redevelopment Project (Rancho Redevelopment Project Area; Insured: AGM), 5.00% due 9/1/2023 - 9/1/2024	3,000,000	3,487,380
	Successor Agency to the Redevelopment Agency of the City and County of San Francisco (San Francisco Redevelopment Projects), Series C, 5.00% due 8/1/2019 - 8/1/2021	4,735,000	5,026,075
	Successor Agency to the Redevelopment Agency of the City of San Mateo (Multiple Redevelopment Project Areas), Series A, 5.00% due 8/1/2025	425,000	503,816
	Successor Agency to the Redevelopment Agency of the City of Stockton (Redevelopment of Midtown, North and South Stockton and Waterfront Areas; Insured: AGM), Series A, 5.00% due 9/1/2026 - 9/1/2027	2,000,000	2,348,450
	Successor Agency to the Richmond County Redevelopment Agency (Joint Powers Financing Authority & Harbour Redevelopment Project; Insured: BAM), Series A, 5.00% due 9/1/2022 - 9/1/2024	1,250,000	1,423,738
	Successor Agency to the Rosemead Community Development Commission (Rosemead Merged Project Area; Insured: BAM), 5.00% due 10/1/2020 - 10/1/2026	4,835,000	5,503,759
	Temecula Valley Financing Authority (Educational Facilities; Insured: BAM) USD, 5.00% due 9/1/2018 - 9/1/2025	2,790,000	3,044,076
	Temecula Valley Unified School District Financing Authority (Insured BAM), 5.00% due 9/1/2027	2,220,000	2,540,945
	Trustees of the California State University (Educational Facilities Improvements), Series A, 5.00% due 11/1/2026	1,000,000	1,199,510
	Tulare Public Financing Authority (Insured BAM),
	3.00% due 4/1/2019	200,000	202,464
	4.00% due 4/1/2020 - 4/1/2022	725,000	768,248
	5.00% due 4/1/2023 - 4/1/2028	1,410,000	1,638,798
	Turlock Irrigation District, Series A, 5.00% due 1/1/2019	1,000,000	1,017,930
	Ukiah (Insured: Natl-Re) USD GO, Zero Coupon due 8/1/2019	2,000,000	1,964,480
	Upper Lake Union High School District (Insured: Natl-Re) GO, Series A, Zero Coupon due 8/1/2020	1,050,000	967,386
	Ventura County Public Financing Authority (Office Building Purchase and Improvements), 5.00% due 11/1/2023 - 11/1/2024	1,560,000	1,800,348
	Vista Redevelopment Agency (Vista Redevelopment Project; Insured: AGM), Series B1, 5.00% due 9/1/2019 - 9/1/2023	1,575,000	1,728,345
	Walnut Improvement Agency (City of Walnut Improvement Plan; Insured: BAM), 5.00% due 3/1/2019	400,000	409,676
	Westminster Redevelopment Agency (Commercial Redevelopment Project No. 1; Insured: AGM), 5.00% due 8/1/2024	1,205,000	1,208,434
	Total Investments — 103.5% (Cost $565,003,190)		$574,340,062
	Liabilities Net of Other Assets — (3.5)%		(19,520,352)
	Net Assets — 100.0%		$554,819,710

Footnote Legend
a	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2018.
b	Segregated as collateral for a when-issued security.
c	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
d	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the aggregate value of these securities in the Fund’s portfolio was $2,250,360, representing 0.41% of the Fund’s net assets.
e	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA	Insured by American Capital Access
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
COP	Certificates of Participation

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2018 (Unaudited)

FHA	Insured by Federal Housing Administration
GO	General Obligation
HFFA	Health Facilities Financing Authority
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
Natl-Re	Insured by National Public Finance Guarantee Corp.
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund	June 30, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 574,340,062	$ —	$ 574,340,062	$ —
Total Investments in Securities	$ 574,340,062	$ —	$ 574,340,062	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018.

SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2018 (Unaudited)

Issuer-Description	PRINCIPAL AMOUNT	VALUE
Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan and Joint Water and Sewer System Improvements), Series A, 5.00% due 7/1/2026	$ 2,000,000	$ 2,291,120
Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan and Joint Water and Sewer System Improvements), 5.00% due 7/1/2031 - 7/1/2032	1,500,000	1,717,525
Albuquerque Bernalillo County Water Utility Authority (New Mexico Utilities, Inc. Water System),
Series A-1,
5.00% due 7/1/2021 (pre-refunded 7/1/2019)	1,760,000	1,820,051
5.50% due 7/1/2025 (pre-refunded 7/1/2019)	1,000,000	1,039,030
Albuquerque Municipal School District No. 12 (Bernalillo and Sandoval Counties School Facilities) GO,
5.00% due 8/1/2031	1,000,000	1,161,960
Series A, 4.00% due 8/1/2029	1,300,000	1,373,970
Bernalillo County (Government Services),
5.25% due 4/1/2027	300,000	349,710
5.70% due 4/1/2027	3,000,000	3,565,590
Bernalillo County (Government Services; Insured: AMBAC), 5.25% due 10/1/2022 - 10/1/2025	8,295,000	9,641,813
Bernalillo County (Government Services; Insured: Natl-Re),
5.00% due 4/1/2021	1,890,000	1,990,378
5.70% due 4/1/2027	815,000	971,358
Central New Mexico Community College (Campus Buildings Acquisition & Improvements) GO,
4.00% due 8/15/2023	1,920,000	2,037,830
5.00% due 8/15/2020 - 8/15/2022	3,910,000	4,270,271
Cibola County (County Building Improvements),
5.00% due 6/1/2025	355,000	350,048
Series A, 5.00% due 6/1/2025	360,000	354,978
City of Albuquerque (City Infrastructure Improvements) GO, 5.00% due 7/1/2026	870,000	1,031,568
City of Albuquerque (City Infrastructure Improvements), 5.00% due 7/1/2033 - 7/1/2034	2,300,000	2,618,449
City of Albuquerque (I-25/Paseo del Norte Interchange), 5.00% due 7/1/2025 - 7/1/2027	1,095,000	1,238,113
City of Albuquerque (Lodgers’ Tax Obligation Reserve Fund),
Series A, 5.00% due 7/1/2021	1,340,000	1,385,171
Series B, 5.00% due 7/1/2021	3,000,000	3,101,130
City of Farmington (Arizona Public Service Co.-Four Corners Project), 4.70% due 5/1/2024 - 9/1/2024	4,965,000	5,257,389
City of Farmington (San Juan Regional Medical Center),
Series A,
5.00% due 6/1/2022	2,315,000	2,321,621
5.125% due 6/1/2019	645,000	646,638
City of Gallup (City Infrastructure Improvements), Series A, 5.125% due 6/1/2019	310,000	317,251
City of Las Cruces (Joint Utility System), Series A, 4.00% due 6/1/2021 - 6/1/2025	2,215,000	2,409,490
City of Las Cruces (NMFA Loan), 5.00% due 6/1/2021 - 6/1/2037	10,135,000	10,686,836
City of Roswell (Joint Water and Sewer Improvement; Insured: BAM), 5.00% due 6/1/2026 - 6/1/2036	2,050,000	2,329,378
City of Santa Fe (El Castillo Retirement Residences),
4.50% due 5/15/2027	3,275,000	3,361,329
5.00% due 5/15/2034	1,465,000	1,521,183
City of Santa Fe (Public Facilities) GRT, 5.00% due 6/1/2028 - 6/1/2029	1,880,000	2,141,695
Colfax County (Government Center Facility),
5.00% due 9/1/2019	240,000	241,190
5.50% due 9/1/2029 (pre-refunded 9/1/2019)	2,510,000	2,622,097
County of Santa Fe GO, 5.00% due 7/1/2024	825,000	950,062
Farmington Municipal School District No. 5 (Educational Facilities) GO, 5.00% due 9/1/2019	600,000	623,148
Government of Guam (Economic Development), Series D-REF, 5.00% due 11/15/2031	2,500,000	2,767,850
Government of Guam (Layon Solid Waste Disposal Facility), Series A, 5.375% due 12/1/2024 (pre-refunded 12/1/2019)	2,000,000	2,102,880
Government of Guam (Various Capital Projects), Series D-REF, 5.00% due 11/15/2033	2,500,000	2,752,375
Grant County (State Dept. of Health-Ft. Bayard Project), 5.50% due 7/1/2020 - 7/1/2022	4,965,000	4,980,133
Guam Government Waterworks Authority, 5.625% due 7/1/2040 (pre-refunded 7/1/2020)	1,000,000	1,075,630
Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2034	1,825,000	1,976,365
Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2026	2,000,000	2,187,480
Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2035 - 7/1/2037	2,200,000	2,438,788
New Mexico Educational Assistance Foundation (Student Loans), Series A-1, 5.00% due 12/1/2019 - 12/1/2022	4,000,000	4,255,230
New Mexico Finance Authority (State Highway Infrastructure), 5.00% due 6/15/2026 - 6/15/2027	2,415,000	2,761,235
New Mexico Finance Authority (The Public Project Revolving Fund Program), Series A, 5.00% due 6/15/2031	1,000,000	1,145,530
New Mexico Finance Authority, 5.00% due 6/15/2029	300,000	354,270
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	2,000,000	2,104,820
New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services),
5.00% due 8/1/2031	1,750,000	2,018,199
5.00% due 8/1/2039 (pre-refunded 8/1/2019)	3,000,000	3,110,820
6.00% due 8/1/2023 (pre-refunded 8/1/2018)	6,000,000	6,021,540

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2018 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
[a]	New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services Obligated Group), 1.55% due 8/1/2034 (put 7/2/2018)	$ 4,300,000	$ 4,300,000
	New Mexico Housing Authority (El Paseo Apartments; Insured: AMBAC), Series A, 5.30% due 12/1/2022	450,000	450,284
	New Mexico Institute of Mining and Technology (Campus Buildings Acquisition & Improvements), 5.00% due 7/1/2020 - 7/1/2028	3,805,000	4,085,255
	New Mexico Mortgage Finance Authority (NIBP SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC), 4.625% due 3/1/2028	750,000	774,188
	New Mexico Mortgage Finance Authority (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC), 5.40% due 9/1/2029	455,000	461,174
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	4,095,000	4,661,452
	Regents of the University of New Mexico (Campus Buildings Acquisition & Improvements),
	Series A,
	4.50% due 6/1/2034 - 6/1/2036	4,500,000	4,925,655
	6.00% due 6/1/2021	225,000	238,147
	San Juan County (County Capital Improvements), 5.00% due 6/15/2028 - 6/15/2030	2,645,000	2,978,553
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2026 - 6/1/2027	940,000	1,090,304
	Santa Fe County (County Correctional System; Insured: AGM), 6.00% due 2/1/2027	1,520,000	1,766,240
	Santa Fe Gasoline Tax, 5.00% due 6/1/2024 - 6/1/2028	1,540,000	1,797,841
	State of New Mexico (Capital Improvements), 5.00% due 7/1/2022 (pre-refunded 7/1/2019)	350,000	361,942
	State of New Mexico (Educational Facilities), 5.00% due 7/1/2025	2,000,000	2,330,180
	State of New Mexico Severance Tax Permanent Fund, 5.00% due 7/1/2019	2,000,000	2,067,620
	Taos Municipal School District No. 1 (Educational Facilities) GO, 5.00% due 9/1/2021	520,000	568,714
	Town of Silver City (Joint Utility System Improvement; Insured: BAM), Series B, 2.00% due 12/1/2018 - 12/1/2019	525,000	527,000
	Town of Silver City (Public Facility Capital Projects),
	Series A,
	4.00% due 6/1/2029	1,000,000	1,023,730
	4.25% due 6/1/2032	1,050,000	1,077,741
[a]	University of New Mexico, 1.50% due 6/1/2026 (put 7/6/2018)	3,390,000	3,390,000
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.50% due 9/1/2040	3,000,000	3,090,210
	Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	2,500,000	2,112,500
	Zuni Public School District (Teacher Housing Projects), 5.00% due 8/1/2028	1,600,000	1,752,832
	Total Investments — 96.4% (Cost $162,036,028)		$165,624,077
	Other Assets Less Liabilities — 3.6%		6,118,178
	Net Assets — 100.0%		$171,742,255

Footnote Legend
a	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BAM	Insured by Build America Mutual Insurance Co.
GO	General Obligation
GRT	Gross Receipts Tax
Natl-Re	Insured by National Public Finance Guarantee Corp.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 165,624,077	$ —	$ 165,624,077	$ —
Total Investments in Securities	$ 165,624,077	$ —	$ 165,624,077	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018.

SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Muncipal Fund	June 30, 2018 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	City of New York (City Budget Financial Management) GO, 5.00% due 8/1/2030	$1,000,000	$ 1,128,280
	City of New York GO,
[a]	1.53% due 8/1/2038 (put 7/2/2018)	1,220,000	1,220,000
[a]	1.59% due 10/1/2046 (put 7/2/2018)	700,000	700,000
	County of Nassau (Insured: BAM) GO, Series B-BAM-TCRS, 5.00% due 4/1/2026	1,000,000	1,135,600
	Dutchess County Local Development Corp. (Health Quest Systems, Inc.; Insured: AGM), Series A, 5.00% due 7/1/2021 - 7/1/2022	1,045,000	1,104,845
	Erie County Fiscal Stability Authority, 5.00% due 9/1/2034	850,000	997,900
	Erie County Industrial Development Agency (Buffalo City School District), Series A, 5.25% due 5/1/2025 (pre-refunded 5/1/2019)	1,000,000	1,031,300
	Government of Guam (Layon Solid Waste Disposal Facility), Series A, 5.375% due 12/1/2024 (pre-refunded 12/1/2019)	1,000,000	1,051,440
	Government of Guam (Various Capital Projects), Series D-REF, 5.00% due 11/15/2033	2,000,000	2,201,900
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2028 - 7/1/2036	1,500,000	1,647,820
	Hempstead Town Local Development Corp. (Hofstra University), 5.00% due 7/1/2028	500,000	539,450
	Hudson Yards Infrastructure Corp. (Hudson Yards Subway Station), Series A, 5.00% due 2/15/2035	1,000,000	1,150,840
	Long Island Power Authority (Electric System Capital Improvements), Series C, 5.25% due 9/1/2029	645,000	772,691
	Metropolitan Transportation Authority (Transit and Commuter System),
	6.25% due 11/15/2023	190,000	193,374
	Series C, 6.25% due 11/15/2023 (pre-refunded 11/15/2018)	800,000	814,536
	Series C-1, 5.00% due 11/15/2033	1,000,000	1,163,180
	Metropolitan Transportation Authority, 6.25% due 11/15/2023 (pre-refunded 11/15/2018)	10,000	10,182
	Monroe County Industrial Development Corp. (Monroe Community College Association, Inc.; Insured: AGM), 5.00% due 1/15/2028 - 1/15/2029	550,000	610,213
	Nassau County (New York Institute of Technology) IDA, Series A, 4.75% due 3/1/2026 (pre-refunded 3/1/2020)	1,000,000	1,049,890
	Nassau County Sewer & Storm Water Finance Authority (Sewerage and Storm Water Resource Facilities), Series A, 5.00% due 10/1/2021 - 10/1/2031	1,675,000	1,904,378
	New York City Health and Hospitals Corp. (Healthcare Facilities Improvements) GO, Series A, 5.00% due 2/15/2025	1,000,000	1,050,420
	New York City Municipal Water Finance Authority (Water & Sewer System), Series BB-2, 5.00% due 6/15/2032	250,000	293,488
	New York City Transitional Finance Authority Future Tax Secured Revenue,
[a]	1.53% due 2/1/2045 (put 7/2/2018)	500,000	500,000
[a]	1.59% due 11/1/2042 (put 7/2/2018)	900,000	900,000
	New York City Water & Sewer System,
[a]	1.55% due 6/15/2045 (put 7/2/2018)	500,000	500,000
[a]	1.67% due 6/15/2039 (put 7/2/2018)	550,000	550,000
	Series EE 5.00% due 6/15/2036	1,000,000	1,137,630
	New York State Dormitory Authority (Columbia University Teachers College), Series A, 5.00% due 7/1/2027	750,000	821,752
	New York State Dormitory Authority (Health Quest Systems; Insured: AGM), Series A, 5.25% due 7/1/2027	460,000	461,366
	New York State Dormitory Authority (Metropolitan Transportation Authority & State Urban Development Corp.), Series A, 5.00% due 12/15/2027	2,500,000	2,798,550
	New York State Dormitory Authority (Miriam Osborn Memorial Home Assoc.), 5.00% due 7/1/2024 - 7/1/2025	2,645,000	2,727,174
	New York State Dormitory Authority (Municipal Health Facilities), 5.00% due 1/15/2023	1,000,000	1,004,520
	New York State Dormitory Authority (North Shore Long Island Jewish Medical), 5.25% due 5/1/2030 (pre-refunded 5/1/2019)	1,000,000	1,030,880
	New York State Dormitory Authority (NYSARC, Inc. Developmental Disability Programs), Series A, 5.00% due 7/1/2020	1,175,000	1,247,145
	New York State Dormitory Authority (School District Financing Program) (State Aid Withholding), Series C, 5.00% due 10/1/2023	575,000	656,765
	New York State Dormitory Authority (School District Financing Program; Insured: AGM) (State Aid Withholding),
	5.00% due 10/1/2024	480,000	526,430
	5.00% due 10/1/2024 (pre-refunded 10/1/2021)	520,000	572,546
	New York State Dormitory Authority (School District Financing Program; Insured: AGM),
	Series A, 5.00% due 10/1/2028	200,000	227,000
	Series C, 5.00% due 10/1/2018	130,000	131,154
	New York State Dormitory Authority (St. John’s University; Insured: Natl-Re), Series C, 5.25% due 7/1/2022	1,000,000	1,119,680
	New York State Dormitory Authority, Series A, 5.00% due 2/15/2032	1,000,000	1,160,720
[a]	New York State Housing Finance Agency, 1.56% due 11/1/2046 (put 7/2/2018)	300,000	300,000
	New York State Urban Development Corp., Series D, 5.25% due 1/1/2021	1,000,000	1,017,950
	Onondaga Civic Development Corp. (Le Moyne College), 5.00% due 7/1/2021	1,000,000	1,064,440
	Onondaga Civic Development Corp. (State University of New York Upstate Medical University), 5.50% due 12/1/2031	1,000,000	1,106,460
	Sales Tax Asset Receivable Corp. (New York Local Government Assistance Corp.), Series A, 5.00% due 10/15/2029 - 10/15/2031	2,250,000	2,586,565
	Syracuse Industrial Development Agency (Syracuse City School District), 5.25% due 5/1/2026	2,150,000	2,344,209
	Tompkins County Development Corp. (Ithaca College Project), 5.00% due 7/1/2034 - 7/1/2037	820,000	942,286
	Town of Amherst Development Corp. (University at Buffalo Foundation Facility-Student Housing; Insured: AGM), 5.00% due 10/1/2020	1,000,000	1,071,890
	Town of Oyster Bay GO, 3.00% due 2/1/2019 - 2/1/2020	1,000,000	1,008,680
	Triborough Bridge & Tunnel Authority (MTA Bridges and Tunnels) GO,
	5.00% due 11/15/2028 (pre-refunded 5/15/2024)	1,000,000	1,160,460
	5.00% due 11/15/2029	1,000,000	1,141,460
	United Nations Development Corp. (One, Two and Three U.N. Plaza), Series A, 5.00% due 7/1/2025	710,000	733,075
	Utility Debt Securitization Authority (Long Island Power Authority-Electric Service), Series TE, 5.00% due 12/15/2029 - 12/15/2030	2,000,000	2,275,650
	West Seneca Central School District (Facilities Improvements; Insured: BAM) (State Aid Withholding) GO, 5.00% due 11/15/2023	1,300,000	1,477,632
	Total Investments — 97.7% (Cost $56,137,239)		$58,075,796

SCHEDULE OF INVESTMENTS, Continued
Thornburg New York Intermediate Muncipal Fund	June 30, 2018 (Unaudited)

Issuer-Description	PRINCIPAL AMOUNT	VALUE
Other Assets Less Liabilities — 2.3%		1,368,738
Net Assets — 100.0%		$59,444,534

Footnote Legend
a	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
BAM	Insured by Build America Mutual Insurance Co.
GO	General Obligation
IDA	Industrial Development Authority
Natl-Re	Insured by National Public Finance Guarantee Corp.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New York Intermediate Muncipal Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New York Intermediate Muncipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg New York Intermediate Muncipal Fund	June 30, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Municipal Bonds	$ 58,075,796	$ —	$ 58,075,796	$ —
Total Investments in Securities	$ 58,075,796	$ —	$ 58,075,796	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018.

SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Mortgage Backed — 55.6%
	Federal Home Loan Mtg Corp.,
	Pool AK6768, 3.00%, 3/1/2027	$ 1,501,282	$ 1,504,391
	Pool B14155, 3.50%, 5/1/2019	36,443	36,591
	Pool D98887, 3.50%, 1/1/2032	951,307	961,489
	Pool G12079, 4.50%, 4/1/2019	29,157	29,278
	Pool G13804, 5.00%, 3/1/2025	299,848	311,863
	Pool G15227, 3.50%, 12/1/2029	2,661,615	2,705,282
	Pool G18435, 2.50%, 5/1/2027	1,874,193	1,841,321
	Pool J11371, 4.50%, 12/1/2024	320,737	330,735
	Pool J13583, 3.50%, 11/1/2025	562,717	571,197
	Pool J14888, 3.50%, 4/1/2026	620,562	629,968
	Pool T61943, 3.50%, 8/1/2045	758,067	748,444
	Pool T65457 3.00%, 1/1/2048	3,436,728	3,299,259
	Federal Home Loan Mtg Corp., CMO,
	Series 1351 Class TE, 7.00%, 8/15/2022	78,972	82,518
	Series 2641 Class WE, 4.50%, 1/15/2033	2,788	2,791
	Series 2827 Class BU, 3.50%, 7/15/2019	12,341	12,341
	Series 3291 Class BY, 4.50%, 3/15/2022	283,429	287,747
	Series 3640 Class EL, 4.00%, 3/15/2020	163,621	165,083
	Series 3704 Class DC, 4.00%, 11/15/2036	387,153	394,023
	Series 3867 Class VA, 4.50%, 3/15/2024	1,479,454	1,540,998
	Series 3922 Class PQ, 2.00%, 4/15/2041	712,320	699,397
	Series 4050 Class MV, 3.50%, 8/15/2023	1,778,440	1,803,827
	Series 4097 Class TE, 1.75%, 5/15/2039	1,408,644	1,339,226
[a]	Series 4105 Class FG, 2.473% (LIBOR 1 Month + 0.40%), 9/15/2042	1,611,638	1,620,408
	Series 4120 Class TC, 1.50%, 10/15/2027	1,884,455	1,786,429
	Series 4120 Class UE, 2.00%, 10/15/2027	2,010,042	1,933,576
	Series K018 Class A1, 1.781%, 10/25/2020	747,158	738,996
	Series K035 Class A1, 2.615%, 3/25/2023	2,268,899	2,251,125
	Series K037 Class A1, 2.592%, 4/25/2023	1,327,366	1,316,595
	Series K038 Class A1, 2.604%, 10/25/2023	4,158,837	4,121,227
	Series K042 Class A1, 2.267%, 6/25/2024	3,068,860	2,995,611
	Series K709 Class A2, 2.086%, 3/25/2019	3,000,000	2,986,591
	Series K716 Class A1, 2.413%, 1/25/2021	1,010,073	1,003,016
[a]	Series KF15 Class A, 2.671% (LIBOR 1 Month + 0.67%), 2/25/2023	1,431,352	1,435,383
[a]	Series KLH1 Class A, 2.701% (LIBOR 1 Month + 0.70%), 11/25/2022	2,000,000	2,005,378
[b]	Series KP02 Class A2, 2.355%, 4/25/2021	2,652,462	2,637,362
	Series KS03 Class A2, 2.79%, 6/25/2022	2,500,000	2,463,238
[a]	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through, Series KLH3 Class A, 2.701% (LIBOR 1 Month + 0.70%), 11/25/2022	2,998,695	3,000,599
	Federal Home Loan Mtg Corp., REMIC, Series 4072 Class VA, 3.50%, 10/15/2023	1,567,809	1,590,602
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer,
	Series 2017-3 Class HA, 2.50%, 7/25/2056	2,297,683	2,251,106
	Series 2017-4 Class HT, 2.50%, 6/25/2057	1,299,460	1,256,109
	Series 2018-1 Class HA, 2.00%, 5/25/2057	2,907,590	2,779,134
	Series 2018-2 Class HA, 3.00%, 11/25/2057	1,728,800	1,689,362
	Federal Home Loan Mtg Corp., Whole Loan Securities,
	Series 2015-SC02 Class 2A, 3.50%, 9/25/2045	1,565,715	1,516,603
	Series 2016-SC01 Class 2A, 3.50%, 7/25/2046	1,713,641	1,659,169
	Series 2016-SC02 Class 2A, 3.50%, 10/25/2046	1,388,880	1,352,599
	Series 2017-SC02 Class 2A1, 3.50%, 5/25/2047	770,972	770,856
	Federal National Mtg Assoc.,
	1.875%, 12/28/2020	2,000,000	1,963,586
	Pool 252648, 6.50%, 5/1/2022	16,164	16,907
	Pool 342947, 7.25%, 4/1/2024	41,284	44,310
	Pool 443909, 6.50%, 9/1/2018	456	459
[a]	Pool 895572, 3.775% (LIBOR 12 Month + 1.82%), 6/1/2036	223,738	235,346
	Pool 930986, 4.50%, 4/1/2019	41,998	42,207
	Pool AA2870, 4.00%, 3/1/2024	311,299	319,374
	Pool AB7997, 2.50%, 2/1/2023	503,985	500,006
	Pool AB8447, 2.50%, 2/1/2028	1,602,960	1,573,718
	Pool AD8191, 4.00%, 9/1/2025	535,859	549,864
	Pool AE0704, 4.00%, 1/1/2026	2,120,729	2,177,004
	Pool AH3487, 3.50%, 2/1/2026	2,470,271	2,509,834
	Pool AJ1752, 3.50%, 9/1/2026	1,680,773	1,707,691

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Pool AK6518, 3.00%, 3/1/2027	$ 1,313,642	$ 1,316,772
	Pool AL9821, 2.50%, 1/1/2032	5,535,737	5,389,775
	Pool AS9749, 4.00%, 6/1/2047	2,389,140	2,437,483
	Pool AU2669, 2.50%, 10/1/2028	1,572,777	1,545,315
	Pool MA0071, 4.50%, 5/1/2019	24,007	24,127
	Pool MA0125, 4.50%, 7/1/2019	20,942	21,062
	Pool MA0380, 4.00%, 4/1/2020	81,207	83,313
	Pool MA1582, 3.50%, 9/1/2043	4,070,593	4,077,271
	Pool MA1585, 2.00%, 9/1/2023	1,383,371	1,353,096
	Pool MA1625, 3.00%, 10/1/2023	1,412,497	1,418,339
	Pool MA2322, 2.50%, 7/1/2025	1,266,031	1,251,244
	Pool MA2353, 3.00%, 8/1/2035	2,283,532	2,253,204
	Pool MA2480, 4.00%, 12/1/2035	2,255,451	2,325,052
	Pool MA2499, 2.50%, 1/1/2026	2,151,994	2,124,170
	Series 2017-T1 Class A, 2.898%, 6/25/2027	999,416	951,074
	Federal National Mtg Assoc., CMO,
	Series 1993-32 Class H, 6.00%, 3/25/2023	10,345	10,803
[b]	Series 2009-17 Class AH, 0.72%, 3/25/2039	373,069	296,966
	Series 2009-52 Class AJ, 4.00%, 7/25/2024	46,966	47,334
	Series 2009-70 Class NK, 4.50%, 8/25/2019	2,279	2,282
	Series 2009-78 Class A, 4.50%, 8/25/2019	8,121	8,148
	Series 2011-45 Class VA, 4.00%, 3/25/2024	2,019,181	2,037,488
	Series 2011-63 Class MV, 3.50%, 7/25/2024	2,063,204	2,071,657
	Series 2011-70 Class CA, 3.00%, 8/25/2026	3,706,899	3,611,516
	Series 2011-72 Class KV, 3.50%, 11/25/2022	754,345	755,490
	Series 2012-20 Class VT, 3.50%, 3/25/2025	2,836,020	2,882,525
	Series 2012-36 Class CV, 4.00%, 6/25/2023	1,968,526	1,998,996
[a]	Series 2013-81 Class FW, 2.391% (LIBOR 1 Month + 0.30%), 1/25/2043	2,705,136	2,702,983
[a]	Series 2013-92 Class FA, 2.641% (LIBOR 1 Month + 0.55%), 9/25/2043	1,904,202	1,928,781
[a]	Series 2015-SB5 Class A10, 3.15% (LIBOR 1 Month + 3.15%), 9/25/2035	1,990,854	1,933,397
[a]	Series 2018-SB47 Class A5H, 2.92% (LIBOR 1 Month + 2.92%), 1/25/2038	1,475,727	1,461,836
	Government National Mtg Assoc.,
	Pool 3550, 5.00%, 5/20/2019	19,869	20,030
[b]	Pool 714631, 5.96%, 10/20/2059	5,971	5,965
[b]	Pool 721652, 5.051%, 5/20/2061	922,652	931,462
[b]	Pool 751388, 5.303%, 1/20/2061	1,409,254	1,439,948
[b]	Pool 751392, 5.00%, 2/20/2061	4,307,523	4,494,967
[a]	Pool 894205, 2.75% (H15T1Y + 1.50%), 8/20/2039	344,834	353,627
[a]	Pool MA0100, 2.625% (H15T1Y + 1.50%), 5/20/2042	838,918	867,950
	Pool MA0907, 2.00%, 4/20/2028	2,222,365	2,111,160
	Government National Mtg Assoc., CMO, Series 2010-160 Class VY, 4.50%, 1/20/2022	375,897	386,041
	Total Mortgage Backed (Cost $140,203,977)		137,031,798
	U.S. Treasury Securities — 22.8%
	United States Treasury Notes Inflationary Index,
	0.125%, 4/15/2020 - 7/15/2026	12,926,248	12,672,290
	0.375%, 7/15/2025	6,074,185	5,964,842
	0.625%, 7/15/2021 - 1/15/2026	6,099,770	6,090,415
	United States Treasury Notes,
	0.125%, 4/15/2021	3,065,271	3,017,508
	1.25%, 8/31/2019	1,480,000	1,460,286
	1.375%, 2/29/2020 - 10/31/2020	3,980,000	3,893,739
	1.50%, 8/15/2026	1,500,000	1,354,641
	1.625%, 6/30/2020	4,000,000	3,929,344
	1.875%, 1/31/2022 - 8/31/2024	5,555,000	5,357,988
	2.00%, 11/15/2026	1,400,000	1,312,095
	2.125%, 1/31/2021	1,500,000	1,482,152
	2.25%, 4/30/2021 - 8/15/2027	8,965,000	8,785,682
	3.625%, 2/15/2020	1,000,000	1,017,578
	Total U.S. Treasury Securities (Cost $57,446,712)		56,338,560
	U.S. Government Agencies — 15.2%
	HNA Group 2015 LLC (Guaranty: Export-Import Bank of the United States), 2.291%, 6/30/2027	2,426,402	2,339,895
	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022	504,971	494,976

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019	$ 370,233	$ 373,663
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[c]	1.70%, 12/20/2022	2,351,250	2,282,467
[c]	2.46%, 12/15/2025	1,875,000	1,832,217
[a,c]	2.698% (LIBOR 3 Month + 0.35%), 4/15/2025	2,450,000	2,459,019
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[c]	1.87%, 1/15/2026	1,894,737	1,815,400
[c]	2.06%, 1/15/2026	2,800,000	2,703,337
[c]	2.512%, 1/15/2026	2,800,000	2,743,931
	Small Business Administration Participation Certificates,
	Series 2001-20D Class 1, 6.35%, 4/1/2021	226,387	232,294
	Series 2001-20F Class 1, 6.44%, 6/1/2021	233,013	239,052
	Series 2002-20A Class 1, 6.14%, 1/1/2022	163,711	168,871
	Series 2002-20K Class 1, 5.08%, 11/1/2022	160,134	164,054
	Series 2005-20H Class 1, 5.11%, 8/1/2025	167,770	171,179
	Series 2007-20D Class 1, 5.32%, 4/1/2027	396,800	412,316
	Series 2007-20F Class 1, 5.71%, 6/1/2027	217,363	225,420
	Series 2007-20I Class 1, 5.56%, 9/1/2027	793,336	825,945
	Series 2007-20K Class 1, 5.51%, 11/1/2027	464,791	492,233
	Series 2008-20G Class 1, 5.87%, 7/1/2028	1,430,013	1,510,667
	Series 2011-20G Class 1, 3.74%, 7/1/2031	1,765,810	1,802,999
	Series 2011-20K Class 1, 2.87%, 11/1/2031	1,925,874	1,907,125
	Series 2015-20G Class 1, 2.88%, 7/1/2035	2,054,303	2,026,340
	Series 2015-20I Class 1, 2.82%, 9/1/2035	2,323,033	2,276,752
	Ulani MSN 35940 LLC (Guaranty: Export-Import Bank of the United States), 2.227%, 5/16/2025	2,916,667	2,836,448
	Union 13 Leasing LLC (Guaranty: Export-Import Bank of the United States), 1.87%, 6/28/2024	1,589,374	1,533,678
[a,c]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 2.769% (LIBOR 3 Month + 0.43%), 6/26/2024	3,506,616	3,493,735
	Total U.S. Government Agencies (Cost $38,130,389)		37,364,013
	Short-Term Investments — 6.2%
	Bank of New York Tri-Party Repurchase Agreement 2.03% dated 6/29/2018 due 7/2/2018, repurchase price $12,002,030 collateralized by 12 U.S. Government debt securities, having an average coupon of 4.47%, a minimum credit rating of BBB-, maturity dates from 9/25/2023 to 9/25/2042, and having an aggregated market value of $12,240,000 at 6/30/2018	12,000,000	12,000,000
	Federal Home Loan Bank Discount Notes, 0%, 7/2/2018	3,288,000	3,287,863
	Total Short-Term Investments (Cost $15,287,863)		15,287,863
	Total Investments — 99.8% (Cost $251,068,941)		$246,022,234
	Other Assets Less Liabilities — 0.2%		408,951
	Net Assets — 100.0%		$246,431,185

Footnote Legend
a	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2018.
b	Variable rate coupon, rate shown as of June 30, 2018
c	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO	Collateralized Mortgage Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term U.S. Government Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term U.S. Government Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term U.S. Government Fund	June 30, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Government Agencies	$ 37,364,013	$ —	$ 37,364,013	$ —
U.S. Treasury Securities	56,338,560	56,338,560	—	—
Mortgage Backed	137,031,798	1,963,586	135,068,212	—
Short Term Investment	15,287,863	—	15,287,863	—
Total Investments in Securities	$ 246,022,234	$ 58,302,146	$ 187,720,088	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2018 is as follows:
	MORTGAGE BACKED	TOTAL (b)
Beginning Balance 9/30/2017	$ –	$ –
Accrued Discounts (Premiums)	87	87
Net Realized Gain (Loss)	421	421
Gross Purchases	2,908,388	2,908,388
Gross Sales	(13,778)	(13,778)
Net Change in Unrealized Appreciation (Depreciation)	(87)	(87)
Transfers into Level 3(a)	–	–
Transfers out of Level 3(a)	(2,895,031)	(2,895,031)
Ending Balance 6/30/2018	$ –	$ –

(a)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2018. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.
(b)	Level 3 investments represent 0.00% of total net assets at the period ended June 30, 2018. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.

SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 10.1%
	United States Treasury Inflation Protected Security,
	0.25% due 1/15/2025	$ 5,817,185	$ 5,655,471
	0.375% due 7/15/2027	45,777,270	44,518,684
	United States Treasury Note,
	2.75% due 2/15/2028	62,866,000	62,316,903
	2.875% due 5/15/2028	19,875,000	19,915,370
	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2020	17,712,755	17,523,763
	United States Treasury Notes,
	1.50% due 8/15/2026	23,000,000	20,771,158
	1.625% due 2/15/2026	77,700,000	71,291,568
	1.875% due 1/31/2022	33,000,000	32,103,327
	2.00% due 11/15/2026	49,633,000	46,516,589
	2.125% due 1/31/2021	17,000,000	16,797,727
	2.25% due 2/15/2027 - 8/15/2027	90,020,000	85,745,988
	2.375% due 5/15/2027	86,090,000	82,896,603
	2.75% due 11/15/2023	5,500,000	5,498,238
	Total U.S. Treasury Securities (Cost $517,150,463)		511,551,389
	U.S. Government Agencies — 1.1%
	Mortgage-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	427,283	418,826
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	1.70% due 12/20/2022	4,680,000	4,543,092
[a]	2.46% due 12/15/2025	5,625,000	5,496,650
[a,b]	2.698% (LIBOR 3 Month + 0.35%) due 4/15/2025	7,252,000	7,278,697
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	1.87% due 1/15/2026	5,743,158	5,502,679
[a]	2.06% due 1/15/2026	1,200,000	1,158,573
[a]	2.512% due 1/15/2026	5,200,000	5,095,873
	Small Business Administration Participation Certificates,
	Series 2011-20G Class 1, 3.74% due 7/1/2031	7,063,240	7,211,994
	Series 2011-20K Class 1, 2.87% due 11/1/2031	7,496,466	7,423,483
[c,d]	United States Department of Transportation, 6.001% due 12/7/2031	3,000,000	3,241,815
[a,b]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 2.769% (LIBOR 3 Month + 0.43%) due 6/26/2024	6,199,911	6,177,135
	Total U.S. Government Agencies (Cost $54,819,519)		53,548,817
	Other Government — 1.3%
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[a,e]	2.004% due 9/18/2024	6,328,564	6,123,686
[a,e]	2.581% due 11/11/2024	9,043,678	8,910,550
[a,e]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	4,387,193	4,299,449
[a,b,e]	Korea Expressway Corp., Series 144A, 3.059% (LIBOR 3 Month + 0.70%) due 4/20/2020	14,800,000	14,812,580
[a,e]	Korea National Oil Corp., Series 144A, 2.75% due 1/23/2019	5,000,000	4,989,832
[a]	North American Development Bank, 4.375% due 2/11/2020	15,500,000	15,853,989
[a,b,e]	Seven & Seven Ltd. (Guaranty: Export-Import Bank of Korea), 3.259% (LIBOR 6 Month + 1.00%) due 9/11/2019	10,255,500	10,211,192
	Total Other Government (Cost $65,813,265)		65,201,278
	Mortgage Backed — 6.4%
	Federal Home Loan Mtg Corp. CMO REMIC, Series 3195 Class PD, 6.50% due 7/15/2036	691,501	759,914
	Federal Home Loan Mtg Corp. CMO,
	Series 2682 Class JG, 4.50% due 10/15/2023	411,650	423,316
	Series 3504 Class PC, 4.00% due 1/15/2039	39,405	39,790
	Series 3838 Class GV, 4.00% due 3/15/2024	6,185,840	6,342,514
	Series 3919 Class VB, 4.00% due 8/15/2024	3,240,112	3,347,725
	Series 4079 Class WV, 3.50% due 3/15/2027	2,488,455	2,512,226
	Federal Home Loan Mtg Corp.,
	Pool D98887, 3.50% due 1/1/2032	3,184,495	3,218,579
	Pool J17504, 3.00% due 12/1/2026	1,399,567	1,401,644
	Pool T65457 3.00% due 1/1/2048	30,856,907	29,622,631
	Federal Home Loan Mtg Corp., CMO,
	Series 2827 Class BU, 3.50% due 7/15/2019	14,809	14,809
	Series 3291 Class BY, 4.50% due 3/15/2022	377,906	383,663
	Series 3922 Class PQ, 2.00% due 4/15/2041	1,068,480	1,049,096

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series 4050 Class MV, 3.50% due 8/15/2023	$ 2,031,923	$ 2,060,927
	Series 4097 Class TE, 1.75% due 5/15/2039	4,225,932	4,017,678
	Series 4120 Class TC, 1.50% due 10/15/2027	2,446,981	2,319,693
	Series K038 Class A1, 2.604% due 10/25/2023	9,755,938	9,667,711
	Series K716 Class A1, 2.413% due 1/25/2021	3,105,973	3,084,276
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through,
	Series K030 Class A1, 2.779% due 9/25/2022	3,308,917	3,297,217
	Series K710 Class A2, 1.883% due 5/25/2019	7,559,434	7,521,798
	Series K717 Class A2, 2.991% due 9/25/2021	4,700,000	4,692,712
[b]	Series KLH3 Class A, 2.701% (LIBOR 1 Month + 0.70%) due 11/25/2022	17,617,333	17,628,521
	Federal Home Loan Mtg Corp., REMIC, Series 4072 Class VA, 3.50% due 10/15/2023	1,577,646	1,600,582
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer,
	Series 2017-3 Class HA, 2.50% due 7/25/2056	19,174,627	18,785,927
	Series 2017-4 Class HT, 2.50% due 6/25/2057	16,665,488	16,109,508
	Series 2018-1 Class HA, 2.00% due 5/25/2057	11,557,669	11,047,057
	Series 2018-2 Class HA, 3.00% due 11/25/2057	27,660,794	27,029,793
	Federal Home Loan Mtg Corp., Whole Loan Securities,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	6,568,956	6,360,147
	Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	5,893,487	5,892,599
	Federal National Mtg Assoc. CMO REMIC,
	Series 2003-74 Class KN, 4.50% due 8/25/2018	1,576	1,574
	Series 2005-48 Class AR, 5.50% due 2/25/2035	84,891	86,135
	Series 2007-42 Class PA, 5.50% due 4/25/2037	201,065	208,159
	Series 2011-15 Class VA, 4.00% due 4/25/2022	524,795	526,082
	Series 2012-129 Class LA, 3.50% due 12/25/2042	7,387,739	7,332,402
	Federal National Mtg Assoc.,
	Pool 469616, 3.50% due 11/1/2021	3,650,075	3,698,623
	Pool 897936, 5.50% due 8/1/2021	214,306	220,556
	Pool AB7997, 2.50% due 2/1/2023	2,743,801	2,722,136
	Pool AE0160, 4.416% due 6/1/2020	5,718,356	5,859,325
	Pool AE0704, 4.00% due 1/1/2026	5,515,969	5,662,339
	Pool AK6518, 3.00% due 3/1/2027	1,832,364	1,836,730
	Pool AL9612, 3.50% due 11/1/2043	7,861,069	7,891,162
	Pool AS9733, 4.00% due 6/1/2047	30,717,205	31,564,327
	Pool AS9749, 4.00% due 6/1/2047	20,282,997	20,693,411
	Pool MA1278, 2.50% due 12/1/2022	3,819,440	3,791,113
	Pool MA1585, 2.00% due 9/1/2023	5,239,517	5,124,853
	Pool MA2815, 3.00% due 11/1/2026	3,340,092	3,352,226
	Series 2017-T1 Class A, 2.898% due 6/25/2027	17,989,488	17,119,337
	Federal National Mtg Assoc., CMO,
[f]	Series 2009-17 Class AH, 0.72% due 3/25/2039	621,783	494,944
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	78,276	78,889
	Series 2009-70 Class NK, 4.50% due 8/25/2019	5,699	5,706
	Series 2012-36 Class CV, 4.00% due 6/25/2023	1,795,788	1,823,585
[b]	Series 2013-81 Class FW, 2.391% (LIBOR 1 Month + 0.30%) due 1/25/2043	9,829,025	9,821,204
	Government National Mtg Assoc. CMO, Series 2009-68 Class DP, 4.50% due 11/16/2038	234,912	240,567
	Government National Mtg Assoc.,
[f]	Pool 714631, 5.96% due 10/20/2059	16,121	16,104
[f]	Pool 721652, 5.051% due 5/20/2061	1,345,185	1,358,029
[f]	Pool 731491, 5.148% due 12/20/2060	1,424,887	1,458,519
[f]	Pool 751388, 5.303% due 1/20/2061	2,214,543	2,262,775
	Pool 783299, 4.50% due 2/15/2022	155,641	156,929
[b]	Pool MA0100, 2.625% (H15T1Y + 1.50%) due 5/20/2042	847,392	876,717
	Total Mortgage Backed (Cost $333,774,681)		326,516,511
	Asset Backed Securities — 22.4%
	Advance Receivables — 0.7%
[e]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575% due 10/15/2049	22,700,000	22,487,898
[e]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1 Class AT1, 2.53% due 11/16/2048	12,000,000	12,054,960
			34,542,858
	Auto Receivables — 2.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	American Credit Acceptance Receivables Trust,
[e]	Series 2016-4 Class C, 2.91% due 2/13/2023	$ 2,375,000	$ 2,366,964
[e]	Series 2017-3 Class A, 1.82% due 3/10/2020	2,685,577	2,683,590
[e]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A Class A, 2.63% due 12/20/2021	6,000,000	5,929,427
[e]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	5,940,807	5,916,743
[e]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71% due 5/15/2023	3,335,819	3,314,308
[e]	Drive Auto Receivables Trust, Series 2017-AA Class B, 2.51% due 1/15/2021	5,597,605	5,595,469
[e]	Enterprise Fleet Financing, LLC, Series 2017-1 Class A2, 2.13% due 7/20/2022	4,484,363	4,460,031
[e]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87% due 10/15/2021	8,717,873	8,680,555
[e]	GLS Auto Receivables Trust, Series 2018-2A Class A, 3.25% due 4/18/2022	8,930,000	8,925,573
	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	22,544,000	22,467,596
[b,e]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1, 3.146% (LIBOR 1 Month + 1.10%) due 4/10/2030	10,833,040	10,870,625
[e]	Hertz Vehicle Financing II L.P., Series 2015-2A Class A, 2.02% due 9/25/2019	15,047,000	15,022,419
[e]	Hertz Vehicle Financing, LLC, Series 2013-1A Class A2, 1.83% due 8/25/2019	3,466,667	3,463,554
[a,b,e]	OSCAR US Funding Trust VII, LLC, Series 2017-2A Class A2B, 2.696% (LIBOR 3 Month + 0.65%) due 11/10/2020	3,884,506	3,889,226
[d,e]	OSCAR US Funding Trust, Series 2016-2A Class A3, 2.73% due 12/15/2020	7,430,000	7,407,710
[e]	Veros Automobile Receivables Trust, Series 2017-1 Class A, 2.84% due 4/17/2023	4,398,422	4,381,555
			115,375,345
	Commercial MTG Trust — 3.9%
[e]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	4,810,223	4,812,858
[b,e]	Bayview Commercial Asset Trust, Series 2004-3 Class A2, 2.511% (LIBOR 1 Month + 0.42%) due 1/25/2035	2,090,247	2,069,040
[b,e]	BHMS Mortgage Trust, Series 2014-ATLS Class AFL, 3.483% (LIBOR 1 Month + 1.50%) due 7/5/2033	10,000,000	10,002,920
[e,f]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class A4, 4.961% due 4/15/2044	9,198,744	9,552,802
[f]	CHL Mortgage Pass-Through Trust CMO, Series 2004-HYB2 Class 1A, 4.069% due 7/20/2034	119,563	123,787
[f]	Citigroup Mortgage Loan Trust, Inc. CMO, Series 2004-HYB2 Class B1, 3.837% due 3/25/2034	134,780	111,577
	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	16,106,873	15,879,861
[e,f]	Credit Suisse Mortgage Trust, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	14,919,706	14,666,986
[b,e]	DBUBS Mortgage Trust, CMO, Series 2011-LC2A Class A1FL, 3.396% (LIBOR 1 Month + 1.35%) due 7/12/2044	2,742,253	2,772,686
[e]	FDIC Trust CMO, Series 2013-R1 Class A, 1.15% due 3/25/2033	1,526,888	1,502,814
	Federal Home Loan Mtg Corp. Multifamily Structured Pass Through Certificates IO,
[f,g]	Series K008 Class X1, 1.679% due 6/25/2020	30,590,074	736,967
[f,g]	Series K710 Class X1, 1.859% due 5/25/2019	44,191,595	473,800
	Federal Home Loan Mtg Corp. Multifamily Structured Pass Through Certificates,
[f]	Series K031 Class A2, 3.30% due 4/25/2023	9,200,000	9,284,895
	Series K039 Class A1, 2.683% due 12/25/2023	5,015,221	4,968,412
[f]	Series K719 Class A2, 2.731% due 6/25/2022	6,355,000	6,263,721
	Series K722 Class A2, 2.406% due 3/25/2023	4,800,000	4,661,613
	Series K725 Class A1, 2.666% due 5/25/2023	7,732,633	7,642,215
	Federal Home Loan Mtg Corp. Whole Loan Securities Trust CMO, Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	24,749,685	24,427,682
[e,f]	GAHR Commercial Mortgage Trust, Series 2015-NRF Class BFX, 3.495% due 12/15/2034	25,010,000	24,995,024
[e,f]	Galton Funding Mortgage Trust CMO, Series 2018-1 Class A43, 3.50% due 11/25/2057	4,525,058	4,520,816
[e,f]	Mello Mortgage Capital Acceptance, Series 2018-MTG1 Class A3, 3.50% due 5/25/2048	13,613,585	13,506,211
	RAMP Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	1,111,709	1,112,802
	Seasoned Credit Risk Transfer Trust Series CMO, Series 2017-1 Class HA, 2.50% due 1/25/2056	10,628,408	10,257,386
[e,f]	Shellpoint Asset Funding Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	5,273,457	5,285,554
[f]	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs CMO, Series 2003-9A Class 2A2, 3.512% due 3/25/2033	1,043,510	1,071,684
	WaMu Mortgage Pass-Through Certificates Series Trust CMO, Series 2003-S13 Class 21A1, 4.50% due 12/25/2018	42,687	42,517
[e,f]	Wells Fargo Commercial Mortgage Trust, Series 2013-120B Class A, 2.80% due 3/18/2028	15,000,000	14,858,732
			195,605,362
	Credit Card — 0.6%
	Barclays Dryrock Issuance Trust,
	Series 2015-4 Class A, 1.72% due 8/16/2021	13,630,000	13,598,588
	Series 2016-1 Class A, 1.52% due 5/16/2022	10,365,000	10,234,521
	Synchrony Credit Card Master Note Trust, Series 2016-1 Class A, 2.04% due 3/15/2022	8,500,000	8,466,718
			32,299,827
	Electric — 0.1%
[a,e]	Korea Hydro & Nuclear Power Co. Ltd., Series 144A, 2.875% due 10/2/2018	7,000,000	6,997,690
			6,997,690
	Other Asset Backed — 10.3%
[b,e]	AMSR Trust, Series 2016-SFR1 Class A, 3.485% (LIBOR 1 Month + 1.40%) due 11/17/2033	15,900,000	15,925,520
	Appalachian Consumer Rate Relief Funding, LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	8,626,060	8,429,313
[e]	Avant Loans Funding Trust, Series 2018-A Class A, 3.09% due 6/15/2021	15,850,000	15,841,116

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[e,f]	Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	$ 4,159,016	$ 4,108,820
[e]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	4,000,000	3,984,568
[e]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	4,668,841	4,553,175
	Consumer Loan Underlying Bond Credit Trust,
[e]	Series 2017-NP2 Class A, 2.55% due 1/16/2024	1,153,049	1,152,180
[e]	Series 2017-P1 Class A, 2.42% due 9/15/2023	7,001,607	6,985,795
[e]	Credit Suisse ABS Trust, Series 2018-LD1 Class A, 3.42% due 7/25/2024	7,000,000	6,999,767
	Dell Equipment Finance Trust,
[e]	Series 2016-1 Class A3, 1.65% due 7/22/2021	3,599,187	3,593,215
[e]	Series 2017-1 Class A2, 1.86% due 6/24/2019	3,261,712	3,256,897
[e]	Series 2017-2 Class A2A, 1.97% due 2/24/2020	5,623,685	5,602,419
[e]	Series 2018-1 Class A2A, 2.97% due 10/22/2020	7,400,000	7,399,947
[e]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54% due 5/20/2027	8,849,350	8,831,524
[a,e]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	4,556,667	4,573,754
[e]	Engs Commercial Finance Trust, Series 2018-1A Class A1, 2.97% due 2/22/2021	4,907,792	4,898,075
	Entergy New Orleans Storm Recovery Funding I, LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	10,842,518	10,598,408
[e]	Fairway Outdoor Funding, LLC, Series 2012-1A Class A2, 4.212% due 10/15/2042	5,869,879	5,874,376
[e]	Foundation Finance Trust, Series 2017-1A Class A, 3.30% due 7/15/2033	6,253,863	6,195,757
[e]	Global SC Finance IV Ltd., Series 2017-1A Class A, 3.85% due 4/15/2037	7,572,285	7,516,571
	HERO Funding Trust,
[e]	Series 2015-1A Class A, 3.84% due 9/21/2040	10,110,215	10,356,540
[e]	Series 2017-2A Class A1, 3.28% due 9/20/2048	1,769,164	1,746,745
	Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2014-ELL Class A1, 1.66% due 2/1/2022	2,820,747	2,777,392
[e]	Marlette Funding Trust, Series 2017-2A Class A, 2.39% due 7/15/2024	4,809,167	4,799,065
	Nationstar HECM Loan Trust,
[e,f]	Series 2017-2A Class A1, 2.038% due 9/25/2027	6,740,733	6,714,404
[d,e,f]	Series 2018-1A Class A, 2.76% due 2/25/2028	10,824,678	10,824,676
[b,e]	Navient Private Education Loan Trust, Series 2015-AA Class A2B, 3.273% (LIBOR 1 Month + 1.20%) due 12/15/2028	5,478,306	5,541,064
	Navient Student Loan Trust,
[b]	Series 2014-1 Class A3, 2.47% (LIBOR 1 Month + 0.51%) due 6/25/2031	10,377,180	10,431,774
[b,e]	Series 2016-6A Class A2, 2.841% (LIBOR 1 Month + 0.75%) due 3/25/2066	13,900,000	14,020,955
[b,e]	Nelnet Student Loan Trust, Series 2013-1A Class A, 2.56% (LIBOR 1 Month + 0.60%) due 6/25/2041	6,892,899	6,938,492
[b,c,d]	Northwind Holdings, LLC, Series 2007-1A Class A1, 3.08% (LIBOR 3 Month + 0.78%) due 12/1/2037	1,487,500	1,433,950
[e]	OneMain Financial Issuance Trust, Series 2016-2A Class A, 4.10% due 3/20/2028	8,765,789	8,818,401
[e]	Oportun Funding VI, LLC, Series 2017-A Class A, 3.23% due 6/8/2023	5,500,000	5,410,217
[e]	Oportun Funding VII, LLC, Series 2017-B Class A, 3.22% due 10/10/2023	7,500,000	7,369,734
[b,e]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 2.641% (LIBOR 1 Month + 0.55%) due 5/25/2057	1,997,140	1,999,292
	PFS Financing Corp.,
[e]	Series 2016-BA Class A, 1.87% due 10/15/2021	5,610,000	5,529,698
[b,e]	Series 2017-BA Class A1, 2.673% (LIBOR 1 Month + 0.60%) due 7/15/2022	16,900,000	16,953,193
[e]	Series 2017-D Class A, 2.40% due 10/17/2022	10,000,000	9,821,057
[e]	Series 2018-B Class A, 2.89% due 2/15/2023	7,400,000	7,339,567
	Prosper Marketplace Issuance Trust,
[e]	Series 2017-2A Class A, 2.41% due 9/15/2023	3,748,072	3,735,932
[e]	Series 2017-3A Class A, 2.36% due 11/15/2023	3,815,447	3,799,918
[e]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34% due 8/15/2022	9,400,000	9,357,407
	SBA Tower Trust,
[e]	2.877% due 7/10/2046	9,500,000	9,227,968
[e]	3.156% due 10/10/2045	5,000,000	4,959,725
[e]	Series 2014-1A Class C, 2.898% due 10/15/2044	17,900,000	17,786,562
[d,e]	Scala Funding Co., LLC Series 2016-1 Series 2016-1 3.91% due 2/15/2021	2,000,000	1,912,000
[e]	SCF Equipment Leasing, LLC, Series 2018-1A Class A2, 3.63% due 10/20/2024	9,900,000	9,907,368
	Sierra Receivables Funding Co., LLC,
[e]	Series 2014-1A Class A, 2.07% due 3/20/2030	2,322,500	2,319,969
[e]	Series 2015-1A Class A, 2.40% due 3/22/2032	2,022,661	1,985,248
[e]	Series 2015-3A Class A, 2.58% due 9/20/2032	3,909,045	3,847,390
	Sierra Timeshare Receivables Funding, LLC,
[e,f]	Series 2014-2A Class A, 2.05% due 6/20/2031	886,134	882,001
[e]	Series 2015-2A Class A, 2.43% due 6/20/2032	1,409,865	1,393,961
[e]	SLM Private Education Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	1,760,252	1,767,515
	SLM Student Loan Trust,
[b,e]	Series 2011-A Class A3, 4.573% (LIBOR 1 Month + 2.50%) due 1/15/2043	13,650,000	13,989,324
[b]	Series 2013-6 Class A3, 2.741% (LIBOR 1 Month + 0.65%) due 6/25/2055	21,756,258	21,872,066
[b,e]	Series 2013-B Class A2B, 3.173% (LIBOR 1 Month + 1.10%) due 6/17/2030	596,460	599,160
	Small Business Administration,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Series 2001-20J Class 1, 5.76% due 10/1/2021	$ 94,121	$ 96,174
	Series 2008-20D Class 1, 5.37% due 4/1/2028	1,190,631	1,259,278
	Series 2009-20E Class 1, 4.43% due 5/1/2029	708,365	723,485
	Series 2009-20K Class 1, 4.09% due 11/1/2029	4,509,346	4,621,384
	Series 2011-20E Class 1, 3.79% due 5/1/2031	5,947,762	6,090,829
	Series 2011-20F Class 1, 3.67% due 6/1/2031	918,525	929,674
	Series 2011-20I Class 1, 2.85% due 9/1/2031	9,870,150	9,771,492
	Series 2012-20D Class 1, 2.67% due 4/1/2032	7,463,580	7,254,749
	Series 2012-20J Class 1, 2.18% due 10/1/2032	6,095,133	5,796,273
	Series 2012-20K Class 1, 2.09% due 11/1/2032	3,682,379	3,567,623
[b,e]	SMB Private Education Loan Trust, Series 2015-A Class A3, 3.573% (LIBOR 1 Month + 1.50%) due 2/17/2032	10,000,000	10,252,011
	Social Professional Loan Program, LLC,
[b,e]	Series 2014-A Class A1, 3.691% (LIBOR 1 Month + 1.60%) due 6/25/2025	804,926	812,804
[e]	Series 2014-B Class A2, 2.55% due 8/27/2029	436,832	431,324
[e]	Sofi Consumer Loan Program, LLC, Series 2017-3 Class A, 2.77% due 5/25/2026	2,661,777	2,640,780
[e]	SoFi Professional Loan Program, LLC, Series 2017-E Class A2B, 2.72% due 11/26/2040	6,000,000	5,826,926
[e]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472% due 5/20/2046	8,892,084	8,996,008
[e]	Springleaf Funding Trust, Series 2015-AA Class A, 3.16% due 11/15/2024	8,176,849	8,172,420
[e]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	6,581,311	6,573,078
	Towd Point Mortgage Trust,
[e,f]	Series 2016-5 Class A1, 2.50% due 10/25/2056	10,718,447	10,485,918
[e,f]	Series 2017-1 Class A1, 2.75% due 10/25/2056	5,847,810	5,754,228
[e,f]	Series 2018-2 Class A1, 3.25% due 3/25/2058	12,189,730	12,157,110
[d,e,f]	Series 2018-3 Class A1, 3.75% due 5/25/2058	8,000,000	8,002,909
[e]	Upstart Securitization Trust, Series 2018-1 Class A, 3.015% due 8/20/2025	4,710,619	4,703,565
[b,e]	Volvo Financial Equipment Master Owner Trust, Series 2017-A Class A, 2.573% (LIBOR 1 Month + 0.50%) due 11/15/2022	3,350,000	3,356,175
[e]	Westgate Resorts, LLC, Series 2016-1A Class A, 3.50% due 12/20/2028	6,461,335	6,443,842
			519,210,986
	Residential MTG Trust — 4.1%
[e,f]	Angel Oak Mortgage Trust I, LLC, Series 2018-2 Class A1, 3.674% due 7/27/2048	8,850,000	8,849,919
	Angel Oak Mortgage Trust, LLC,
[e,f]	Series 2017-1 Class A2, 3.085% due 1/25/2047	3,387,737	3,336,745
[e,f]	Series 2017-3 Class A1, 2.708% due 11/25/2047	7,328,221	7,216,165
[e,f]	Series 2018-1 Class A1, 3.258% due 4/27/2048	10,062,664	10,244,963
[e,f]	Arroyo Mortgage Trust, Series 2018-1 Class A1, 3.763% due 4/25/2048	15,464,692	15,624,753
[e,f]	Citigroup Mortgage Loan Trust CMO, Series 2014-A Class A, 4.00% due 1/25/2035	2,133,211	2,162,521
[e,f]	Finance of America Structured Securities Trust, Series 2017-HB1 Class A, 2.321% due 11/25/2027	8,995,046	8,961,225
[e,f]	Flagstar Mortgage Trust, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	11,450,836	11,314,345
	JPMorgan Mortgage Trust,
[e,f]	Series 2017-2 Class A6, 3.00% due 5/25/2047	18,519,941	18,299,219
[e,f]	Series 2017-6 Class A5, 3.50% due 12/25/2048	21,241,131	21,014,433
[f]	Merrill Lynch Mortgage Investors Trust Series MLMI CMO, Series 2004-A4 Class M1, 3.677% due 8/25/2034	477,579	446,309
	New Residential Mortgage Loan Trust CMO,
[e,f]	Series 2017-3A Class A1, 4.00% due 4/25/2057	12,422,477	12,530,295
[e,f]	Series 2017-4A Class A1, 4.00% due 5/25/2057	15,814,876	15,990,095
	New Residential Mortgage Loan Trust,
[e,f]	Series 2017-2A Class A3, 4.00% due 3/25/2057	9,581,459	9,690,965
[b,e]	Series 2017-5A Class A1, 3.591% (LIBOR 1 Month + 1.50%) due 6/25/2057	1,475,608	1,504,861
[e,f]	Series 2017-6A Class A1, 4.00% due 8/27/2057	5,560,393	5,613,327
[e,f]	Series 2018-2A 4.50% due 2/25/2058	14,315,498	14,653,776
[e,f]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	7,941,939	7,887,931
[e,f]	New Residential Mortgage Trust , Series 2018-1A Class A1A, 4.00% due 12/25/2057	6,484,148	6,536,014
	Sequoia Mortgage Trust CMO,
[e,f]	Series 2017-4 Class A4, 3.50% due 7/25/2047	4,054,494	4,033,271
[e,f]	Series 2017-5 Class A4, 3.50% due 8/25/2047	9,548,363	9,459,592
[e,f]	Verus Securitization Trust CMO, Series 2017-2A Class A1, 2.485% due 7/25/2047	13,434,540	13,281,858
			208,652,582
	Sovereign — 0.1%
	Bermuda Government International Bond,
	Series 144A,
[a,c]	4.138% due 1/3/2023	4,000,000	4,025,740
[a,c]	5.603% due 7/20/2020	3,000,000	3,116,250
			7,141,990

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Student Loan — 0.3%
[b,e]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 3.647% (LIBOR 1 Month + 1.75%) due 12/26/2040	$ 9,581,117	$ 9,598,617
	SoFi Professional Loan Program, LLC,
[e]	Series 2014-A Class A2, 3.02% due 10/25/2027	4,920,325	4,898,776
[b,e]	Series 2014-B Class A1, 3.341% (LIBOR 1 Month + 1.25%) due 8/25/2032	1,327,531	1,340,646
			15,838,039
	Total Asset Backed Securities (Cost $1,144,944,482)		1,135,664,679
	Corporate Bonds — 51.8%
	Automobiles & Components — 1.7%
	Automobiles — 1.6%
[b,e]	Daimler Finance North America, LLC (Guaranty: Daimler AG), 2.779% due 2/22/2021	5,000,000	5,003,242
[b,e]	Daimler Finance North America, LLC, 2.913% (LIBOR 3 Month + 0.55%) due 5/4/2021	14,850,000	14,887,336
	Hyundai Capital America,
[e]	2.40% due 10/30/2018	9,950,000	9,935,360
[e]	3.261% (LIBOR 3 Month + 0.94%) due 7/8/2021	22,900,000	22,910,992
[a,e]	Hyundai Capital Services, Inc., 3.75% due 3/5/2023	7,000,000	6,890,805
[b]	Toyota Motor Credit Corp., 2.755% (LIBOR 3 Month + 0.40%) due 2/13/2020	20,090,000	20,068,845
	Trading Companies & Distributors — 0.1%
	Altitude Investments 12, LLC (Guaranty: Export-Import Bank of the United States), 2.454% due 12/9/2025	4,604,176	4,498,765
			84,195,345
	Banks — 3.9%
	Banks — 3.9%
[a,b]	Barclays Bank plc, 2.797% due 1/11/2021	17,000,000	16,995,510
[b]	Capital One NA/Mclean VA, 3.183% (LIBOR 3 Month + 0.82%) due 8/8/2022	27,000,000	27,029,498
	Citizens Bank N.A./Providence RI,
	2.25% due 3/2/2020	5,000,000	4,918,237
[b]	3.284% (LIBOR 3 Month + 0.95%) due 3/29/2023	20,500,000	20,508,342
	Fifth Third Bank, 2.30% due 3/15/2019	3,800,000	3,787,095
	First Tennessee Bank N.A., 2.95% due 12/1/2019	7,000,000	6,967,645
	Goldman Sachs Bank USA, 3.20% due 6/5/2020	5,000,000	5,014,554
[a,b]	Lloyds Bank plc, 2.853% (LIBOR 3 Month + 0.49%) due 5/7/2021	6,400,000	6,409,045
	Manufacturers & Traders Trust Co., 2.30% due 1/30/2019	10,000,000	9,978,477
	Mizuho Bank Ltd. (Guaranty: Mizuho Financial Group, Inc.),
[a,e]	2.45% due 4/16/2019	7,000,000	6,978,254
[a,b,e]	3.549% (LIBOR 3 Month + 1.19%) due 10/20/2018	5,000,000	5,014,549
	Santander Holdings USA, Inc., 3.40% due 1/18/2023	7,937,000	7,663,291
[a,b]	Santander UK plc, 3.816% (LIBOR 3 Month + 1.48%) due 3/14/2019	9,900,000	9,981,331
[e]	Sovereign Bank Lease Pass-Through Trust, 12.18% due 6/30/2020	2,803,944	3,194,000
[a,f]	Sumitomo Mitsui Banking Corp. (Guaranty: Sumitomo Mitsui Banking Corp/New York), 2.665% due 10/18/2019	15,000,000	15,015,600
[a,b]	Sumitomo Mitsui Banking Corp. (Guaranty: Sumitomo Mitsui Banking Corp/New York, 3.102% (LIBOR 3 Month + 0.74%) due 7/23/2018	14,700,000	14,707,278
[a]	Sumitomo Mitsui Banking Corp., 2.65% due 7/23/2020	10,600,000	10,465,854
[f]	US Bank NA, 2.682% due 4/26/2021	25,000,000	25,004,915
			199,633,475
	Capital Goods — 1.7%
	Aerospace & Defense — 0.2%
[b]	General Dynamics Corp., 2.736% (LIBOR 3 Month + 0.38%) due 5/11/2021	9,467,000	9,499,972
	Industrial Conglomerates — 0.6%
	Carlisle Companies, Inc., 3.50% due 12/1/2024	6,787,000	6,550,915
[b]	General Electric Co. MTN, 3.341% (LIBOR 3 Month + 1.00%) due 3/15/2023	7,725,000	7,814,615
[b]	General Electric Co., 2.475% (LIBOR 3 Month + 0.15%) due 12/28/2018	4,850,000	4,843,826
	Ingersoll-Rand Co. (Guaranty: Ingersoll-Rand plc), 6.391% due 11/15/2027	3,000,000	3,344,764
[a,b,e]	Siemens Financieringsmaatschappij N.V. (Guaranty: Siemens AG), 2.945% (LIBOR 3 Month + 0.61%) due 3/16/2022	5,000,000	5,050,249
[a,e]	Smiths Group plc (Guaranty: Smiths Group International Holdings Ltd.), 7.20% due 5/15/2019	3,000,000	3,089,534
	Machinery — 0.9%
	Nvent Finance Sarl,
[a,e]	3.95% due 4/15/2023	7,870,000	7,788,633
[a,e]	4.55% due 4/15/2028	16,970,000	16,650,497
	Stanley Black & Decker, Inc., 2.451% due 11/17/2018	6,900,000	6,891,090
	Wabtec Corp.,
	3.45% due 11/15/2026	5,000,000	4,620,148

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	4.375% due 8/15/2023	$ 10,590,000	$ 10,610,758
			86,755,001
	Commercial & Professional Services — 0.6%
	Commercial Services & Supplies — 0.3%
	Cintas Corp. No. 2, 2.90% due 4/1/2022	2,622,000	2,564,096
	Republic Services, Inc. 3.95% due 5/15/2028	9,995,000	9,859,768
	Leisure Products — 0.2%
	Mattel, Inc., 2.35% due 8/15/2021	9,915,000	8,997,863
	Professional Services — 0.1%
	Verisk Analytics, Inc., 4.00% due 6/15/2025	6,930,000	6,815,782
			28,237,509
	Consumer Durables & Apparel — 0.2%
	Household Durables — 0.2%
	Tupperware Brands Corp. (Guaranty: Dart Industries, Inc.), 4.75% due 6/1/2021	10,000,000	10,263,523
			10,263,523
	Consumer Services — 0.2%
	Transportation Infrastructure — 0.2%
	Mexico City Airport Trust,
[a,e]	3.875% due 4/30/2028	5,000,000	4,539,000
[a,e]	4.25% due 10/31/2026	3,750,000	3,534,375
			8,073,375
	Diversified Financials — 8.8%
	Capital Markets — 2.3%
	Ares Capital Corp., 4.875% due 11/30/2018	24,550,000	24,725,381
[e]	Ares Finance Co., LLC, 4.00% due 10/8/2024	5,000,000	4,734,309
	CBOE Holdings, Inc., 1.95% due 6/28/2019	1,745,000	1,728,382
	DY8 Leasing, LLC (Guaranty: Export-Import Bank of the United States), 2.627% due 4/29/2026	3,416,667	3,359,641
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	2,952,740	2,906,642
	FS Investment Corp., 4.00% due 7/15/2019	12,000,000	12,011,490
[a,e]	Genpact Luxembourg Sarl (Guaranty: Genpact Ltd.), 3.70% due 4/1/2022	12,000,000	11,722,861
[e]	GTP Acquisition Partners I, LLC (Guaranty: American Tower Holding Sub II, LLC), 2.35% due 6/15/2045	10,000,000	9,811,916
	Legg Mason, Inc.,
	2.70% due 7/15/2019	1,660,000	1,655,071
	4.75% due 3/15/2026	5,000,000	5,079,794
	National Rural Utilities Cooperative Finance Corp., 10.375% due 11/1/2018	2,623,000	2,690,155
	Sandalwood 2013, LLC (Guaranty: Export-Import Bank of the United States), 2.821% due 2/12/2026	4,768,140	4,722,157
	Solar Capital Ltd., 4.50% due 1/20/2023	12,000,000	11,535,539
[a,e]	SumitG Guaranteed Secured Obligation Issuer DAC, 2.251% due 11/2/2020	15,000,000	14,641,387
	TPG Specialty Lending, Inc., 4.50% due 1/22/2023	7,440,000	7,342,819
	Consumer Finance — 0.9%
[b]	Citibank N.A., 2.705% (LIBOR 3 Month + 0.35%) due 2/12/2021	21,750,000	21,765,171
[b]	Wells Fargo & Co., MTN, 3.329% (LIBOR 3 Month + 1.01%) due 12/7/2020	4,400,000	4,467,889
[b]	Wells Fargo Bank N.A., 2.578% (LIBOR 3 Month + 0.23%) due 1/15/2020	17,000,000	16,994,220
	Diversified Financial Services — 4.0%
[a,b]	Barclays plc, 3.71% (LIBOR 3 Month + 1.38%) due 5/16/2024	17,500,000	17,355,625
[a,e]	BNP Paribas S.A., 3.375% due 1/9/2025	6,000,000	5,668,096
	Citigroup, Inc.,
	2.50% due 7/29/2019	2,925,000	2,911,878
	2.65% due 10/26/2020	4,890,000	4,823,697
[b]	3.576% (LIBOR 3 Month + 1.25%) due 7/1/2026	11,960,000	11,957,118
[a,e,f]	Credit Agricole S.A., 3.379% due 4/24/2023	5,000,000	4,985,887
	Credit Suisse Group Funding Guernsey Ltd. (Guaranty: Credit Suisse Group AG),
[a]	3.125% due 12/10/2020	10,000,000	9,927,587
[a]	3.80% due 9/15/2022	7,000,000	6,969,277
[a]	4.55% due 4/17/2026	7,000,000	6,999,452
	Deutsche Bank AG,
[a,b]	3.177% (LIBOR 3 Month + 0.86%) due 1/22/2021	17,300,000	16,979,986
[a,b]	3.549% (LIBOR 3 Month + 1.23%) due 2/27/2023	17,100,000	16,516,607
	Goldman Sachs Group, Inc.,
[b]	3.382% (LIBOR 3 Month + 1.02%) due 10/23/2019	4,517,000	4,558,782

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[b]	3.541% (LIBOR 3 Month + 1.20%) due 9/15/2020	$ 7,930,000	$ 8,049,011
[b]	Series . 3.491% (LIBOR 3 Month + 1.17%) due 5/15/2026	11,230,000	11,093,140
[a,b]	HSBC Holdings plc, 3.326% (LIBOR 3 Month + 1.00%) due 5/18/2024	8,000,000	7,976,000
[b]	JPMorgan Chase & Co., 3.78% (LIBOR 3 Month + 1.48%) due 3/1/2021	7,000,000	7,194,322
[a]	Lloyds Banking Group plc (Guaranty: Lloyds Bank plc), 4.375% due 3/22/2028	5,000,000	4,932,590
[a]	Lloyds Banking Group plc, 4.45% due 5/8/2025	4,000,000	4,024,179
[a,b]	Mitsubishi UFJ Financial Group, Inc., 4.18% (LIBOR 3 Month + 1.88%) due 3/1/2021	3,907,000	4,044,669
[b]	Morgan Stanley MTN, 3.759% (LIBOR 3 Month + 1.40%) due 10/24/2023	7,900,000	8,080,784
	Morgan Stanley, 2.80% due 6/16/2020	1,350,000	1,339,106
	Private Export Funding Corp. (Guaranty: Export-Import Bank of the United States), Series KK, 3.55% due 1/15/2024	10,000,000	10,271,950
	Synchrony Financial, 3.00% due 8/15/2019	1,950,000	1,945,859
[a,b,e]	UBS AG Jersey (Guaranty: UBS Group AG), 3.775% (LIBOR 3 Month + 1.44%) due 9/24/2020	10,800,000	11,029,105
	UBS AG,
[a]	2.375% due 8/14/2019	4,500,000	4,471,888
[a,e,f]	2.639% due 5/28/2019	5,000,000	5,005,340
[a,b,e]	UBS Group Funding Switzerland AG) (Guaranty: UBS Group AG), 3.293% (LIBOR 3 Month + 0.95%) due 8/15/2023	2,000,000	2,002,191
	Insurance — 1.2%
[b,e]	AIG Global Funding, 2.817% (LIBOR 3 Month + 0.48%) due 7/2/2020	3,000,000	3,001,798
	ALEX Alpha, LLC (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	2,717,391	2,603,634
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	8,767,646	8,384,194
[a]	Gate Capital Cayman One Ltd. (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	4,602,620	4,535,907
	Helios Leasing I, LLC (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	3,272,614	3,113,316
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	6,580,808	6,323,400
[e]	Protective Life Global Funding, 2.615% due 8/22/2022	15,000,000	14,476,578
	Santa Rosa Leasing, LLC (Guaranty: Export-Import Bank of the United States),
	1.472% due 11/3/2024	9,048,996	8,608,745
	1.693% due 8/15/2024	3,242,869	3,115,344
	Union 13 Leasing, LLC (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	8,486,389	8,112,624
	Mortgage Real Estate Investment Trusts — 0.4%
	Senior Housing Properties Trust, 4.75% due 2/15/2028	20,960,000	20,249,830
			445,534,320
	Energy — 4.4%
	Energy Equipment & Services — 0.2%
	Oceaneering International, Inc., 4.65% due 11/15/2024	10,000,000	9,552,650
[a,e,h,i]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2023	4,082,733	571,583
	Oil, Gas & Consumable Fuels — 4.2%
[a,b]	BP Capital Markets plc (Guaranty: BP plc), 2.705% (LIBOR 3 Month + 0.35%) due 8/14/2018	11,380,000	11,386,828
[a,f]	BP Capital Markets plc, 2.976% due 9/19/2022	16,510,000	16,695,098
	Buckeye Partners L.P., 4.15% due 7/1/2023	7,000,000	6,917,854
[a,e]	CNPC General Capital Ltd. (Guaranty: CNPC Finance HK Ltd.), 2.75% due 5/14/2019	5,000,000	4,978,222
[e]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	26,000,000	25,250,269
[e]	Enable Oklahoma Intrastate Transmission, LLC (Guaranty: Enable Midstream Partners L.P.), 6.25% due 3/15/2020	3,640,000	3,779,503
	Energen Corp., 4.625% due 9/1/2021	10,000,000	9,950,000
	EQT Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	11,440,000	11,421,569
[b]	Exxon Mobil Corp., 3.08% (LIBOR 3 Month + 0.78%) due 3/1/2019	6,625,000	6,659,982
[e]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	10,435,000	10,509,349
	Gulf South Pipeline Co. L.P., 4.00% due 6/15/2022	13,690,000	13,659,744
[a,e]	Harvest Operations Corp., 4.20% due 6/1/2023	4,000,000	4,043,757
	HollyFrontier Corp., 5.875% due 4/1/2026	15,000,000	16,003,192
[e]	Northern Natural Gas Co., 5.75% due 7/15/2018	50,000	50,056
	Northwest Pipeline, LLC, 4.00% due 4/1/2027	5,000,000	4,802,626
	NuStar Logistics L.P., 4.75% due 2/1/2022	5,000,000	4,887,500
[a,b]	Petroleos Mexicanos, 4.375% (LIBOR 3 Month + 2.02%) due 7/18/2018	10,000,000	10,006,000
[b,e]	Phillips 66 (Guaranty: Phillips 66 Co.), 2.998% (LIBOR 3 Month + 0.65%) due 4/15/2019	6,925,000	6,928,066
[a]	Sasol Financing International Ltd. (Guaranty: Sasol Ltd.), 4.50% due 11/14/2022	4,000,000	3,884,800
[a,e]	Sinopec Group Overseas Development 2017 Ltd. (Guaranty: China Petrochemical Corp.), 2.25% due 9/13/2020	16,000,000	15,621,920
[e]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	16,286,000	16,501,645
	Transcontinental Gas Pipe Line Co., LLC, 7.85% due 2/1/2026	7,000,000	8,483,567
			222,545,780
	Food & Staples Retailing — 0.4%
	Food & Staples Retailing — 0.4%
[a,e]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	15,850,000	15,233,835

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Sysco Corp., 3.55% due 3/15/2025	$ 4,990,000	$ 4,890,034
			20,123,869
	Food, Beverage & Tobacco — 3.2%
	Beverages — 0.9%
	Anheuser-Busch InBev Finance, Inc., 3.30% due 2/1/2023	9,650,000	9,569,313
[b]	Anheuser-Busch InBev Worldwide, Inc., Series 5FRN, 3.052% (LIBOR 3 Month + 0.75%) due 1/12/2024	9,236,000	9,317,988
[a,e]	Becle SAB de CV, 3.75% due 5/13/2025	13,750,000	13,235,438
[a,e]	Coca-Cola Icecek A/S, 4.75% due 10/1/2018	5,000,000	5,000,850
[b]	PepsiCo, Inc., 2.855% (LIBOR 3 Month + 0.53%) due 10/6/2021	9,395,000	9,500,037
	Food Products — 1.7%
[b]	Conagra Brands, Inc., 2.831% (LIBOR 3 Month + 0.50%) due 10/9/2020	14,850,000	14,778,571
	General Mills, Inc. 4.00% due 4/17/2025	2,883,000	2,839,270
	General Mills, Inc.,
	2.60% due 10/12/2022	14,850,000	14,173,777
[b]	3.363% (LIBOR 3 Month + 1.01%) due 10/17/2023	6,375,000	6,429,060
	JM Smucker Co., 2.50% due 3/15/2020	10,494,000	10,383,931
	Kraft Heinz Foods Co. (Guaranty: Kraft Heinz Co.),
[b]	2.789% (LIBOR 3 Month + 0.42%) due 8/9/2019	14,925,000	14,932,226
[b]	2.923% due 2/10/2021	6,693,000	6,700,685
	Kraft Heinz Foods Co., 4.00% due 6/15/2023	7,257,000	7,235,385
	Mead Johnson Nutrition Co. (Guaranty: Reckitt Benckiser Group plc),
	3.00% due 11/15/2020	1,900,000	1,890,628
	4.125% due 11/15/2025	3,000,000	3,056,270
[b]	Tyson Foods, Inc., 2.871% (LIBOR 3 Month + 0.55%) due 6/2/2020	2,850,000	2,854,406
	Tobacco — 0.6%
	Altria Group, Inc. (Guaranty: Philip Morris USA, Inc.), 2.625% due 1/14/2020	5,790,000	5,758,511
	BAT Capital Corp.,
[b,e]	2.945% (LIBOR 3 Month + 0.59%) due 8/14/2020	7,370,000	7,394,566
[e]	3.222% due 8/15/2024	2,980,000	2,822,755
[e,f]	3.223% due 8/15/2022	5,000,000	5,035,475
[a,e]	BAT International Finance plc, 3.95% due 6/15/2025	3,000,000	2,931,614
	Reynolds American, Inc., 6.875% due 5/1/2020	5,000,000	5,305,802
			161,146,558
	Healthcare Equipment & Services — 1.0%
	Health Care Equipment & Supplies — 0.1%
	Edwards Lifesciences Corp., 4.30% due 6/15/2028	4,990,000	4,981,929
	Health Care Providers & Services — 0.9%
	Anthem, Inc.,
	2.25% due 8/15/2019	10,000,000	9,916,206
	2.50% due 11/21/2020	7,905,000	7,770,832
	3.35% due 12/1/2024	3,896,000	3,763,760
	Catholic Health Initiatives, 2.95% due 11/1/2022	7,000,000	6,759,042
[b]	CVS Health Corp., 2.957% (LIBOR 3 Month + 0.63%) due 3/9/2020	7,786,000	7,816,005
	Express Scripts Holding Co., 2.60% due 11/30/2020	9,750,000	9,563,120
			50,570,894
	Household & Personal Products — 0.2%
	Household Products — 0.2%
	Church & Dwight Co., Inc., 2.45% due 8/1/2022	4,716,000	4,519,363
[a,e]	Kimberly-Clark de Mexico SAB de CV, 3.80% due 4/8/2024	3,000,000	2,949,815
	Personal Products — 0.0%
	Edgewell Personal Care Co., 4.70% due 5/24/2022	2,000,000	1,955,000
			9,424,178
	Insurance — 5.8%
	Insurance — 5.6%
	AIG Global Funding,
[e]	1.95% due 10/18/2019	2,900,000	2,860,926
[b,e]	2.797% (LIBOR 3 Month + 0.46%) due 6/25/2021	9,910,000	9,915,639
[e]	Athene Global Funding, 2.875% due 10/23/2018	13,925,000	13,922,473
[a,e]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	10,260,000	10,096,060
[a]	Enstar Group Ltd., 4.50% due 3/10/2022	1,950,000	1,943,773

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[a,e]	Fairfax Financial Holdings Ltd., 4.85% due 4/17/2028	$ 15,970,000	$ 15,793,540
[e]	Guardian Life Global Funding, 3.40% due 4/25/2023	6,918,000	6,898,798
	Hanover Insurance Group, Inc., 4.50% due 4/15/2026	10,000,000	9,990,557
	Horace Mann Educators Corp., 4.50% due 12/1/2025	4,800,000	4,825,895
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	4,690,000	4,801,797
	Jackson National Life Global Funding,
[e]	2.20% due 1/30/2020	8,000,000	7,890,525
[b,e]	2.807% (LIBOR 3 Month + 0.48%) due 6/11/2021	16,135,000	16,155,556
[e]	3.25% due 1/30/2024	10,000,000	9,803,464
	Kemper Corp., 4.35% due 2/15/2025	20,020,000	19,910,982
[a,e]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	11,000,000	11,269,401
[e]	MassMutual Global Funding II, 2.95% due 1/11/2025	25,000,000	23,885,646
	Mercury General Corp., 4.40% due 3/15/2027	16,000,000	15,562,074
	Metropolitan Life Global Funding I,
[b,e]	2.561% (LIBOR 3 Month + 0.23%) due 1/8/2021	19,850,000	19,831,033
[b,e]	2.726% (LIBOR 3 Month + 0.40%) due 6/12/2020	8,000,000	8,039,802
[a]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	5,000,000	5,102,212
	Principal Life Global Funding II (Guaranty: Principal Financial Group, Inc.),
[e]	2.20% due 4/8/2020	7,000,000	6,889,607
[e]	2.375% due 9/11/2019	2,450,000	2,432,912
[b,e]	Protective Life Global Funding, 2.856% (LIBOR 3 Month + 0.52%) due 6/28/2021	16,850,000	16,845,149
[e]	Reliance Standard Life Global Funding II, 2.50% due 1/15/2020	15,000,000	14,842,666
	Reliance Standard Life Insurance Co.,
[e]	2.50% due 4/24/2019	9,900,000	9,864,154
[e]	3.05% due 1/20/2021	4,662,000	4,607,914
[e]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	7,777,926
	Semiconductors & Semiconductor Equipment — 0.2%
	QUALCOMM, Inc.,
[b]	2.691% (LIBOR 3 Month + 0.36%) due 5/20/2019	6,583,000	6,645,038
[b]	2.781% (LIBOR 3 Month + 0.45%) due 5/20/2020	4,747,000	4,792,789
			293,198,308
	Materials — 1.2%
	Chemicals — 0.9%
[b,e]	Chevron Phillips Chemical Co., LLC, 3.108% (LIBOR 3 Month + 0.75%) due 5/1/2020	29,900,000	30,129,340
[e]	Incitec Pivot Finance, LLC (Guaranty: Incitec Pivot Ltd.), 6.00% due 12/10/2019	4,538,000	4,691,902
[a,e]	OCP S.A., 5.625% due 4/25/2024	8,555,000	8,744,579
	Metals & Mining — 0.3%
	AngloGold Ashanti Holdings plc (Guaranty: AngloGold Ashanti Ltd.),
[a]	5.125% due 8/1/2022	6,500,000	6,597,500
[a]	5.375% due 4/15/2020	9,100,000	9,272,445
			59,435,766
	Media — 0.1%
	Media — 0.1%
[e]	Cox Communications, Inc., 3.15% due 8/15/2024	8,000,000	7,578,940
			7,578,940
	Pharmaceuticals, Biotechnology & Life Sciences — 1.4%
	Biotechnology — 0.2%
	Celgene Corp.,
	2.75% due 2/15/2023	2,265,000	2,163,649
	3.25% due 2/20/2023	9,936,000	9,706,033
	Life Sciences Tools & Services — 0.2%
	Abbott Laboratories,
	2.35% due 11/22/2019	2,578,000	2,562,906
	3.40% due 11/30/2023	6,860,000	6,768,249
	Pharmaceuticals — 1.0%
	Allergan Funding SCS,
[a]	3.45% due 3/15/2022	5,000,000	4,919,939
[a,b]	3.581% (LIBOR 3 Month + 1.26%) due 3/12/2020	5,000,000	5,054,073
[a]	3.80% due 3/15/2025	5,000,000	4,855,226

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Bayer US Finance II, LLC,
[b,e]	2.965% (LIBOR 3 Month + 0.63%) due 6/25/2021	$ 9,300,000	$ 9,313,064
[e]	4.25% due 12/15/2025	2,500,000	2,513,377
[a,b]	GlaxoSmithKline Capital plc, 2.693% (LIBOR 3 Month + 0.35%) due 5/14/2021	9,900,000	9,927,284
[a]	Shire Acquisitions Investments Ireland DAC, 2.40% due 9/23/2021	9,776,000	9,359,191
	Zoetis, Inc., 3.45% due 11/13/2020	2,000,000	2,004,866
			69,147,857
	Real Estate — 0.9%
	Equity Real Estate Investment Trusts — 0.9%
	Alexandria Real Estate Equities, Inc. (Guaranty: Alexandria Real Estate Equities L.P.),
	3.90% due 6/15/2023	5,750,000	5,767,036
	3.95% due 1/15/2027	3,975,000	3,837,442
	Crown Castle International Corp., 3.20% due 9/1/2024	12,870,000	12,146,307
	EPR Properties, 5.25% due 7/15/2023	0	0
	Hospitality Properties Trust, 4.95% due 2/15/2027	2,000,000	1,973,499
	Washington Real Estate Investment Trust, 4.95% due 10/1/2020	19,100,000	19,552,426
			43,276,710
	Retailing — 0.8%
	Internet & Direct Marketing Retail — 0.1%
	Booking Holdings, Inc., 2.75% due 3/15/2023	7,925,000	7,645,944
	Multiline Retail — 0.7%
[b]	Dollar Tree, Inc., 3.055% (LIBOR 3 Month + 0.70%) due 4/17/2020	5,860,000	5,871,978
	Family Dollar Stores, Inc., 5.00% due 2/1/2021	18,475,000	19,106,843
[b]	Walmart, Inc., 2.567% (LIBOR 3 Month + 0.23%) due 6/23/2021	9,050,000	9,062,851
			41,687,616
	Semiconductors & Semiconductor Equipment — 0.5%
	Semiconductors & Semiconductor Equipment — 0.5%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.,
	2.375% due 1/15/2020	8,875,000	8,759,358
	3.00% due 1/15/2022	9,000,000	8,753,946
	3.625% due 1/15/2024	9,000,000	8,712,074
[a]	Micron Semiconductor Ltd. (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	860,000	856,597
			27,081,975
	Software & Services — 3.1%
	Information Technology Services — 1.6%
[b]	American Express Co., 2.846% (LIBOR 3 Month + 0.53%) due 5/17/2021	8,654,000	8,678,091
	Capital One Bank USA N.A., 2.30% due 6/5/2019	3,000,000	2,982,138
	Leidos Holdings, Inc. (Guaranty: Leidos, Inc.), 4.45% due 12/1/2020	2,000,000	2,015,000
	Moody’s Corp.,
[b]	2.671% (LIBOR 3 Month + 0.35%) due 9/4/2018	6,950,000	6,951,654
	2.75% due 7/15/2019	14,850,000	14,819,575
	S&P Global, Inc. (Guaranty: Standard & Poor’s Financial Services, LLC),
	3.30% due 8/14/2020	2,450,000	2,452,629
	4.00% due 6/15/2025	8,000,000	8,032,016
	Total System Services, Inc.,
	3.80% due 4/1/2021	3,000,000	3,020,508
	4.00% due 6/1/2023	14,665,000	14,695,973
	Western Union Co.,
[b]	3.129% (LIBOR 3 Month + 0.80%) due 5/22/2019	5,410,000	5,425,689
	3.35% due 5/22/2019	11,350,000	11,394,387
	3.65% due 8/22/2018	2,000,000	2,002,270
	Internet Software & Services — 0.5%
[a]	Baidu, Inc., 3.875% due 9/29/2023	17,000,000	16,863,269
[a,e]	Tencent Holdings Ltd., 2.985% due 1/19/2023	6,450,000	6,271,270
	Software — 1.0%
	Autodesk, Inc., 3.125% due 6/15/2020	1,945,000	1,939,677
	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	8,000,000	8,114,957
	CA Technologies, Inc., 2.875% due 8/15/2018	4,082,000	4,082,672
	CA, Inc., 3.60% due 8/1/2020 - 8/15/2022	16,905,000	16,958,684
	CDK Global, Inc., 3.80% due 10/15/2019	5,000,000	5,011,123
	Dun & Bradstreet, Inc., 4.25% due 6/15/2020	7,175,000	7,225,325

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	VMware, Inc., 2.30% due 8/21/2020	$ 7,925,000	$ 7,758,753
			156,695,660
	Technology Hardware & Equipment — 1.6%
	Communications Equipment — 0.8%
	Juniper Networks, Inc.,
	3.125% due 2/26/2019	10,000,000	10,018,980
	3.30% due 6/15/2020	4,825,000	4,819,298
	Motorola Solutions, Inc., 4.60% due 2/23/2028	3,340,000	3,321,876
[a]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	21,215,000	20,898,655
	Electronic Equipment, Instruments & Components — 0.5%
	Ingram Micro, Inc., 5.45% due 12/15/2024	5,596,000	5,539,788
	Tech Data Corp., 4.95% due 2/15/2027	6,000,000	5,926,842
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	17,360,516
	Office Electronics — 0.1%
	Lexmark International, Inc., 7.125% due 3/15/2020	5,375,000	4,394,062
	Technology Hardware, Storage & Peripherals — 0.2%
[b]	Apple, Inc., 3.15% (LIBOR 3 Month + 0.82%) due 2/22/2019	4,950,000	4,976,931
[b]	Hewlett Packard Enterprise Co., 4.251% (LIBOR 3 Month + 1.93%) due 10/5/2018	4,900,000	4,921,418
			82,178,366
	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
	AT&T, Inc.,
[b]	3.229% (LIBOR 3 Month + 0.91%) due 11/27/2018	11,350,000	11,385,219
[b]	3.264% (LIBOR 3 Month + 0.93%) due 6/30/2020	4,950,000	5,005,303
	3.90% due 3/11/2024	4,500,000	4,435,584
	4.45% due 4/1/2024	10,000,000	10,095,593
[e]	7.85% due 1/15/2022	3,000,000	3,401,548
[a,e]	Deutsche Telekom International Finance B.V., 4.375% due 6/21/2028	21,000,000	20,833,843
	Qwest Corp., 6.75% due 12/1/2021	3,000,000	3,192,308
	Verizon Communications, Inc., 3.376% due 2/15/2025	9,807,000	9,388,001
	Wireless Telecommunication Services — 0.1%
[a]	Vodafone Group plc, 4.125% due 5/30/2025	3,990,000	3,974,826
			71,712,225
	Transportation — 1.1%
	Air Freight & Logistics — 0.3%
	TTX Co.,
[e]	2.25% due 2/1/2019	5,000,000	4,977,957
[e]	4.15% due 1/15/2024	6,000,000	6,005,111
[e]	5.453% due 1/2/2022	2,424,501	2,464,554
	Airlines — 0.3%
	American Airlines Pass Through Trust, Series 2013-2 Class A, 4.95% due 7/15/2024	5,221,591	5,381,632
	Northwest Airlines Pass Through Trust, Series 2007-1 Class A, 7.027% due 5/1/2021	3,459,728	3,613,686
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25% due 10/22/2024	4,117,773	4,406,017
	Diversified Consumer Services — 0.2%
	Rensselaer Polytechnic Institute, 5.60% due 9/1/2020	10,925,000	11,415,217
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	1,174,000	1,144,710
	Road & Rail — 0.3%
[e]	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 4.125% due 8/1/2023	15,000,000	15,044,934
			54,453,818
	Utilities — 7.6%
	Electric Utilities — 6.6%
[e]	Alliant Energy Finance, LLC, 3.75% due 6/15/2023	11,865,000	11,862,823
	Appalachian Power Co., 3.40% due 6/1/2025	7,000,000	6,891,398
	Avangrid, Inc., 3.15% due 12/1/2024	8,870,000	8,528,551
[b]	Consolidated Edison Co. of New York, Inc. Series C, 2.739% (LIBOR 3 Month + 0.40%) due 6/25/2021	19,496,000	19,513,371
	Duke Energy Florida Project Finance, LLC, Series 2018, 1.196% due 3/1/2022	11,181,946	11,015,750
	Edison International, 2.40% due 9/15/2022	4,900,000	4,670,933
	Electricite de France S.A.,
[a,e]	2.15% due 1/22/2019	4,900,000	4,885,196
[a,e]	4.60% due 1/27/2020	5,955,000	6,088,856

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Enel Finance International N.V. (Guaranty: Enel S.p.A),
[a,e]	2.75% due 4/6/2023	$ 8,000,000	$ 7,444,772
[a,e]	2.875% due 5/25/2022	7,000,000	6,669,789
	Entergy Louisiana, LLC, 4.80% due 5/1/2021	4,300,000	4,410,841
	Entergy Mississippi, Inc., 3.25% due 12/1/2027	9,502,000	9,078,111
	Entergy Texas, Inc.,
	3.45% due 12/1/2027	12,000,000	11,653,330
	7.125% due 2/1/2019	2,000,000	2,046,057
	Exelon Corp., 2.85% due 6/15/2020	2,950,000	2,923,741
	Interstate Power & Light Co., 3.25% due 12/1/2024	24,950,000	24,319,026
[e]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	15,000,000	15,176,846
[a,e]	Korea Western Power Co. Ltd., 2.875% due 10/10/2018	10,000,000	9,987,975
[e]	Midland Cogeneration Venture L.P., 6.00% due 3/15/2025	5,407,192	5,419,783
[b]	Mississippi Power Co., 2.987% (LIBOR 3 Month + 0.65%) due 3/27/2020	6,581,000	6,580,992
[e]	Monongahela Power Co., 4.10% due 4/15/2024	12,500,000	12,792,124
[e]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	10,000,000	10,187,624
	Northern States Power Co., 3.30% due 6/15/2024	10,000,000	9,852,632
[b]	Pacific Gas & Electric Co., 2.549% (LIBOR 3 Month + 0.23%) due 11/28/2018	9,950,000	9,910,969
	PNM Resources, Inc., 3.25% due 3/9/2021	7,784,000	7,724,553
	Public Service Co. of New Mexico, 5.35% due 10/1/2021	3,000,000	3,113,807
[e]	Rochester Gas & Electric Corp., 5.90% due 7/15/2019	11,732,000	12,072,291
	SCANA Corp., 4.125% due 2/1/2022	2,000,000	1,967,600
[b]	Sempra Energy, 2.598% (LIBOR 3 Month + 0.25%) due 7/15/2019	16,800,000	16,803,684
	Southern Power Co., Series 15B, 2.375% due 6/1/2020	9,793,000	9,643,345
[a,e]	State Grid Overseas Investment (2014) Ltd. (Guaranty: State Grid Corp. of China), 2.75% due 5/7/2019	14,800,000	14,752,196
[a,e]	State Grid Overseas Investment 2016 Ltd. (Guaranty: State Grid Corp. of China), 2.25% due 5/4/2020	10,000,000	9,809,534
[a,e]	State Grid Overseas Investment 2016 Ltd., 4.25% due 5/2/2028	8,000,000	8,017,520
	The Southern Co., 2.45% due 9/1/2018	4,825,000	4,821,816
	Toledo Edison Co., 7.25% due 5/1/2020	167,000	178,205
[a,e]	Transelec S.A., 4.25% due 1/14/2025	6,000,000	5,836,560
	UIL Holdings Corp., 4.625% due 10/1/2020	13,110,000	13,422,741
	WEC Energy Group, Inc., 3.375% due 6/15/2021	4,660,000	4,673,246
	Gas Utilities — 1.0%
	Dominion Energy Gas Holdings, LLC, 2.80% due 11/15/2020	5,000,000	4,940,127
	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	3,900,000	3,863,955
[e]	SEMCO Energy, Inc., 5.15% due 4/21/2020	3,000,000	3,100,404
	Southern Co. Gas Capital Corp., 3.50% due 9/15/2021	9,925,000	9,926,717
	Spire, Inc., 2.55% due 8/15/2019	2,350,000	2,326,024
	WGL Holdings, Inc.,
[b]	2.719% (LIBOR 3 Month + 0.40%) due 11/29/2019	13,883,000	13,891,143
[b]	2.876% (LIBOR 3 Month + 0.55%) due 3/12/2020	12,318,000	12,337,732
			385,134,690
	Total Corporate Bonds (Cost $2,637,570,814)		2,618,085,758
	Municipal Bonds — 2.4%
	Anaheim Public Financing Authority (Insured NATL), 5.486% due 9/1/2020	3,270,000	3,296,749
[j]	Brentwood Infrastructure Financing Authority, 6.16% due 10/1/2019	1,435,000	1,470,975
	California Health Facilities Financing Authority, 6.76% due 2/1/2019	2,015,000	2,053,084
	California School Finance Authority (LOC: City National Bank), 5.041% due 7/1/2020	4,000,000	4,163,320
	Camden County Improvement Authority,
	5.47% due 7/1/2018	2,140,000	2,140,000
	5.62% due 7/1/2019	3,025,000	3,077,968
	Colorado Educational & Cultural Facilities Authority,
	Series B,
	2.244% due 3/1/2021	450,000	439,619
	2.474% due 3/1/2022	600,000	583,326
	2.691% due 3/1/2023	580,000	564,166
[j]	Connecticut Housing Finance Authority, Series D, 5.071% due 11/15/2019	830,000	844,276
	Denver City & County School District No. 1 COP, Series B, 2.018% due 12/15/2019	3,000,000	2,973,000
	Fort Collins Electric Utility Enterprise Revenue, Series B-QUALIFIED ENERGY, 4.92% due 12/1/2020	2,250,000	2,343,578
	JobsOhio Beverage System, Series B, 2.217% due 1/1/2019	11,245,000	11,230,381
	Kentucky Asset Liability Commission, 2.099% due 4/1/2019	3,000,000	2,985,930
	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020	3,350,000	3,547,851
	Municipal Improvement Corp. of Los Angeles (Build America-BDS-Recovery Zone), 6.165% due 11/1/2020	11,885,000	12,539,863

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	New York City Transitional Finance Authority Future Tax Secured Revenue (Build America Bonds), 4.075% due 11/1/2020	$ 2,500,000	$ 2,565,200
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	29,675,000	29,212,367
[j]	Oklahoma Development Finance Authority, 8.00% due 5/1/2020	1,930,000	1,954,743
	Orleans Parish Parishwide School District (Insured AGM) GO, 4.40% due 2/1/2021	10,000,000	10,252,500
[j]	Redlands Redevelopment Agency Successor Agency (Insured AMBAC) ETM, Series A, 5.818% due 8/1/2022	1,050,000	1,118,796
	Rutgers The State University of New Jersey,
	Series K,
	2.342% due 5/1/2019	3,485,000	3,468,655
	3.028% due 5/1/2021	1,500,000	1,484,025
	San Bernardino County Redevelopment Agency Successor Agency, 7.135% due 9/1/2020	810,000	843,477
	San Francisco City & County Redevelopment Financing Authority ETM, 8.00% due 8/1/2019	2,650,000	2,750,382
	San Francisco City & County Redevelopment Financing Authority, 8.00% due 8/1/2019	270,000	277,916
	Tampa-Hillsborough County Expressway Authority,
	Series C,
	2.22% due 7/1/2018	2,000,000	2,000,000
	2.49% due 7/1/2019	2,500,000	2,481,100
	2.84% due 7/1/2020	1,750,000	1,725,990
	Wallenpaupack Area School District GO,
	Series B,
	3.80% due 9/1/2019	3,000,000	3,035,820
	4.00% due 9/1/2020	2,750,000	2,805,330
	Total Municipal Bonds (Cost $118,997,301)		120,230,387
	Short-Term Investments — 3.8%
	Arizona Public Service Co. 1.598% due 7/2/2018	20,000,000	19,998,828
	Bank of New York Tri-Party Repurchase Agreement 2.11% dated 6/29/2018 due 7/2/2018, repurchase price $120,021,100 collateralized by 105 corporate debt securities, having an average coupon of 4.04%, a minimum credit rating of BBB-, maturity dates from 9/01/2018 to 8/15/2048, and having an aggregate market value of $129,595,585 at 6/29/2018, 2.11% due 7/2/2018	120,000,000	120,000,000
	Federal Home Loan Bank Discount Notes, 0%, 7/2/2018 1.50% due 7/2/2018	5,228,000	5,227,782
[e]	Sempra Energy, 2.15% due 7/2/2018	23,000,000	22,998,626
[e]	Southern Co. Gas Capital Corp., 1.95% due 7/2/2018	1,050,000	1,049,943
[a,e]	Total Capital S.A., 1.90% due 7/2/2018	23,000,000	22,998,786
	Total Short-Term Investments (Cost $192,273,966)		192,273,965
	Total Investments — 99.3% (Cost $5,065,344,491)		$5,023,072,784
	Other Assets Less Liabilities — 0.7%		35,201,234
	Net Assets — 100.0%		$5,058,274,018

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2018.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and illiquid. As of June 30, 2018, the aggregate value of these securities in the Fund’s portfolio was $11,817,755, representing 0.23% of the Fund’s net assets. Additional information is as follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bermuda Government International Bond, 4.138%, 1/03/2023	6/26/2012	$ 4,000,000	$ 4,025,740	0.1%
Bermuda Government International Bond, 5.603%, 7/20/2020	7/13/2010	3,004,526	3,116,250	0.0
Northwind Holdings, LLC, 3.08%, 12/01/2037	1/29/2010	1,308,382	1,433,950	0.0
United States Department of Transportation, 6.001%, 12/07/2031	12/16/2011	3,170,461	3,241,815	0.1

d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the aggregate value of these securities in the Fund’s portfolio was $1,818,073,733, representing 35.94% of the Fund’s net assets.
f	Variable rate coupon, rate shown as of June 30, 2018
g	Interest Only
h	Bond in default.
i	Non-income producing.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

j	Illiquid Security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CHL	Denominated in Chilean Peso
CMO	Collateralized Mortgage Obligation
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
SPV	Special Purpose Vehicle
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$ 511,551,389	$ 511,551,389	$ —	$ —
U.S. Government Agencies	53,548,817	—	50,307,002	3,241,815
Other Government	65,201,278	4,989,832	60,211,446	—
Mortgage Backed	331,744,293	—	331,744,293	—
Asset Backed Securities	1,135,664,679	6,997,690	1,099,085,744	29,581,245
Corporate Bonds	2,618,085,758	—	2,618,085,758	—
Municipal Bonds	120,230,387	—	120,230,387	—
Commercial Paper	67,046,183	—	67,046,183	—
Repurchase Agreement	120,000,000	—	120,000,000	—
Total Investments in Securities	$ 5,023,072,784	$ 523,538,911	$ 4,466,710,813	$ 32,823,060(a)

(a)	In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs inputs used to value portfolio securities characterized as Level 3 investments for the period ended at June 30, 2018.

	FAIR VALUE AT JUNE 30, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
U.S. Government Agencies	$ 3,241,815	Market comparable securities yield method	Yields of comparable securities	3.29%/(N/A)
Asset-Backed Securities	10,753,660	Discounted cash flows	Third party vendor projection of discounted cash flows	3.2%-5.9%/(2.99%)
	18,827,585	Cost basis	Cost basis	$99.99-$100.04/(N/A)
Total	$ 32,823,060
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2018 is as follows:
	U.S. GOVERNMENT AGENCIES	MORTGAGE BACKED	ASSET BACKED SECURITIES	TOTAL (b)
Beginning Balance 9/30/2017	$ 3,347,400	$ –	$ 20,533,738	$ 23,881,138
Accrued Discounts (Premiums)	(23,260)	348	12,766	(10,146)
Net Realized Gain (Loss)	–	1,672	48,226	49,898
Gross Purchases	–	11,560,840	24,403,843	35,964,683
Gross Sales	–	(54,765)	(4,069,072)	(4,123,837)
Net Change in Unrealized Appreciation (Depreciation)	(82,325)	(347)	(48,257)	(130,929)
Transfers into Level 3(a)	–	–	–	–
Transfers out of Level 3(a)	–	(11,507,748)	(11,299,999)	(22,807,747)
Ending Balance 6/30/2018	$ 3,241,815	$ –	$ 29,581,245	$ 32,823,060

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	June 30, 2018 (Unaudited)

(a)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2018. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.
(b)	Level 3 investments represent 0.65% of total net assets at theperiod ended June 30, 2018. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.

SCHEDULE OF INVESTMENTS
Thornburg Low Duration Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 14.7%
	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2019 - 4/15/2022	$ 950,729	$ 938,627
	United States Treasury Notes,
	1.25% due 10/31/2018 - 8/31/2019	1,700,000	1,690,246
	1.625% due 11/30/2020	100,000	97,752
	1.875% due 10/31/2022	100,000	96,599
	2.125% due 12/31/2022	275,000	268,069
	2.375% due 12/31/2020	400,000	397,944
	Total U.S. Treasury Securities (Cost $3,517,298)		3,489,237
	U.S. Government Agencies — 1.4%
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	1.70% due 12/20/2022	45,000	43,683
[a,b]	2.698% (LIBOR 3 Month + 0.35%) due 4/15/2025	70,000	70,258
[a]	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States), 1.87% due 1/15/2026	105,263	100,855
[a,b]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 2.769% (LIBOR 3 Month + 0.43%) due 6/26/2024	133,332	132,842
	Total U.S. Government Agencies (Cost $352,431)		347,638
	Other Government — 1.1%
[a,b,c]	Korea Expressway Corp., Series 144A, 3.059% (LIBOR 3 Month + 0.70%) due 4/20/2020	200,000	200,170
[a,b,c]	Seven & Seven Ltd. (Guaranty: Export-Import Bank of Korea), 3.259% (LIBOR 6 Month + 1.00%) due 9/11/2019	60,000	59,741
	Total Other Government (Cost $259,706)		259,911
	Mortgage Backed — 6.0%
	Federal Home Loan Mtg Corp., Pool G15523, 2.50% due 8/1/2025	108,315	106,562
	Federal Home Loan Mtg Corp., CMO, Series K716 Class A1, 2.413% due 1/25/2021	50,504	50,151
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through,
	Series K030 Class A1, 2.779% due 9/25/2022	83,490	83,195
	Series K036 Class A1, 2.777% due 4/25/2023	173,157	172,401
	Series K710 Class A2, 1.883% due 5/25/2019	273,352	271,991
	Series K717 Class A2, 2.991% due 9/25/2021	100,000	99,845
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer,
[d]	Series 2017-3 Class HA, 2.50% due 7/25/2056	68,931	67,533
[d]	Series 2018-1 Class HA, 2.00% due 5/25/2057	48,460	46,319
	Series 2018-2 Class HA, 3.00% due 11/25/2057	197,577	193,070
	Federal Home Loan Mtg Corp., Whole Loan Securities, Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	37,066	37,060
	Federal National Mtg Assoc.,
	Pool AS3705, 2.50% due 11/1/2024	64,042	63,294
	Pool AS8538, 2.50% due 12/1/2026	231,117	227,840
	Total Mortgage Backed (Cost $1,445,063)		1,419,261
	Asset Backed Securities — 22.1%
	Advance Receivables — 0.4%
[c]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575% due 10/15/2049	100,000	99,065
			99,065
	Auto Receivables — 3.0%
	Ally Auto Receivables Trust,
	Series 2015-1 Class A3, 1.39% due 9/16/2019	5,490	5,488
	Series 2015-2 Class A3, 1.49% due 11/15/2019	10,820	10,809
[c]	American Credit Acceptance Receivables Trust, Series 2017-3 Class A, 1.82% due 3/10/2020	21,658	21,642
[c]	Chesapeake Funding II, LLC, Series 2016-1A Class A1, 2.11% due 3/15/2028	86,099	85,750
[c]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71% due 5/15/2023	52,724	52,384
[c]	Drive Auto Receivables Trust, Series 2017-AA Class B, 2.51% due 1/15/2021	78,839	78,810
	Ford Credit Auto Lease Trust, Series 2017-B Class A2A, 1.80% due 6/15/2020	75,758	75,447
[c]	Foursight Capital Automobile Receivables Trust, Series 2016-1 Class A2, 2.87% due 10/15/2021	39,990	39,819
[c]	GLS Auto Receivables Trust, Series 2018-2A Class A, 3.25% due 4/18/2022	50,000	49,975
	Harley-Davidson Motorcycle Trust, Series 2015-2 Class A4, 1.66% due 12/15/2022	100,000	99,661
[b,c]	Hertz Fleet Lease Funding LP, Series 2016-1 Class A1, 3.146% (LIBOR 1 Month + 1.10%) due 4/10/2030	109,425	109,804
[c,e]	OSCAR US Funding Trust, Series 2016-2A Class A3, 2.73% due 12/15/2020	70,000	69,790
			699,379

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Commercial MTG Trust — 1.4%
[c]	Barclays Commercial Mortgage Securities, LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	$ 81,529	$ 81,574
	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	85,066	83,867
[c,f]	Credit Suisse Mortgage Trust, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	146,451	143,970
[b,c]	DBUBS Mortgage Trust, CMO, Series 2011-LC2A Class A1FL, 3.396% (LIBOR 1 Month + 1.35%) due 7/12/2044	27,911	28,221
			337,632
	Credit Card — 1.6%
	Barclays Dryrock Issuance Trust,
	Series 2015-4 Class A, 1.72% due 8/16/2021	100,000	99,769
	Series 2016-1 Class A, 1.52% due 5/16/2022	135,000	133,301
[c]	Cabela’s Master Credit Card Trust, Series 2013-2A Class A1, 2.17% due 8/16/2021	150,000	149,953
			383,023
	Other Asset Backed — 11.1%
[b,c]	AMSR Trust, Series 2016-SFR1 Class A, 3.485% (LIBOR 1 Month + 1.40%) due 11/17/2033	100,000	100,161
[c]	Avant Loans Funding Trust, Series 2018-A Class A, 3.09% due 6/15/2021	150,000	149,916
[c]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	100,000	99,614
[c]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	72,951	71,143
[c]	CLI Funding, LLC, Series 2014-1A Class A, 3.29% due 6/18/2029	58,372	57,451
	Consumer Loan Underlying Bond Credit Trust,
[c]	Series 2017-NP2 Class A, 2.55% due 1/16/2024	46,122	46,087
[c]	Series 2017-P1 Class A, 2.42% due 9/15/2023	48,622	48,512
	Dell Equipment Finance Trust,
[c]	Series 2017-2 Class A2A, 1.97% due 2/24/2020	87,870	87,538
[c]	Series 2018-1 Class A2A, 2.97% due 10/22/2020	100,000	99,999
[c]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54% due 5/20/2027	61,809	61,685
[c]	Engs Commercial Finance Trust, Series 2018-1A Class A1, 2.97% due 2/22/2021	88,429	88,254
[c]	Foundation Finance Trust, Series 2017-1A Class A, 3.30% due 7/15/2033	78,173	77,447
	Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2014-ELL Class A1, 1.66% due 2/1/2022	33,781	33,262
	MVW Owner Trust, 2.15% due 4/22/2030	19,713	19,440
[c,f]	Nationstar HECM Loan Trust, Series 2017-2A Class A1, 2.038% due 9/25/2027	59,653	59,420
[b,c]	Navient Student Loan Trust, Series 2016-6A Class A2, 2.841% (LIBOR 1 Month + 0.75%) due 3/25/2066	100,000	100,870
[c]	OneMain Financial Issuance Trust, Series 2016-2A Class A, 4.10% due 3/20/2028	67,952	68,360
[b,c]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 2.641% (LIBOR 1 Month + 0.55%) due 5/25/2057	36,312	36,351
[c]	PFS Financing Corp., Series 2018-B Class A, 2.89% due 2/15/2023	100,000	99,183
[c]	Prosper Marketplace Issuance Trust, Series 2017-3A Class A, 2.36% due 11/15/2023	54,120	53,900
	PSNH Funding, LLC 3 Series 2018-1 Class A1, 3.094% due 2/1/2026	100,000	100,134
[c]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34% due 8/15/2022	100,000	99,547
[c,d]	SBA Tower Trust, Series 2014-1A Class C, 2.898% due 10/15/2044	100,000	99,366
[c]	SCF Equipment Leasing, LLC, Series 2018-1A Class A2, 3.63% due 10/20/2024	100,000	100,074
	Sierra Receivables Funding Co., LLC,
[c]	Series 2014-1A Class A, 2.07% due 3/20/2030	11,142	11,130
[c]	Series 2015-1A Class A, 2.40% due 3/22/2032	57,533	56,469
[c]	Series 2015-3A Class A, 2.58% due 9/20/2032	24,585	24,197
	SLM Student Loan Trust,
[b,c]	Series 2011-A Class A3, 4.573% (LIBOR 1 Month + 2.50%) due 1/15/2043	100,000	102,486
[b]	Series 2013-4 Class A, 2.641% (LIBOR 1 Month + 0.55%) due 6/25/2043	45,748	45,863
[b,c]	Series 2013-B Class A2B, 3.173% (LIBOR 1 Month + 1.10%) due 6/17/2030	119,292	119,832
	Small Business Administration Participation Certificates, Series 2005-20K Class 1, 5.36% due 11/1/2025	20,405	20,845
	Social Professional Loan Program, LLC,
[b,c]	Series 2014-A Class A1, 3.691% (LIBOR 1 Month + 1.60%) due 6/25/2025	38,868	39,249
[c]	Series 2014-B Class A2, 2.55% due 8/27/2029	18,201	17,972
[c]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	76,825	76,729
	Towd Point Mortgage Trust,
[c,f]	Series 2016-5 Class A1, 2.50% due 10/25/2056	71,936	70,375
[c,f]	Series 2018-2 Class A1, 3.25% due 3/25/2058	99,103	98,838
[b,c]	Volvo Financial Equipment Master Owner Trust, Series 2017-A Class A, 2.573% (LIBOR 1 Month + 0.50%) due 11/15/2022	100,000	100,184
			2,641,883
	Residential MTG Trust — 4.3%
[c,f]	Angel Oak Mortgage Trust I, LLC, Series 2018-2 Class A1, 3.674% due 7/27/2048	100,000	99,999
	Angel Oak Mortgage Trust, LLC,
[c,f]	Series 2017-1 Class A2, 3.085% due 1/25/2047	45,254	44,573
[c,f]	Series 2017-3 Class A1, 2.708% due 11/25/2047	37,011	36,445
[c,f]	Series 2018-1 Class A1, 3.258% due 4/27/2048	69,080	70,332

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[c,f]	Arroyo Mortgage Trust, Series 2018-1 Class A1, 3.763% due 4/25/2048	$ 97,262	$ 98,269
[c,f]	Finance of America Structured Securities Trust, Series 2017-HB1 Class A, 2.321% due 11/25/2027	54,848	54,642
[c,f]	Flagstar Mortgage Trust, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	88,766	87,708
	JPMorgan Mortgage Trust,
[c,f]	Series 2017-2 Class A6, 3.00% due 5/25/2047	42,283	41,779
[c,f]	Series 2017-6 Class A5, 3.50% due 12/25/2048	93,247	92,251
	New Residential Mortgage Loan Trust,
[c,f]	Series 2017-2A Class A3, 4.00% due 3/25/2057	71,503	72,321
[b,c]	Series 2017-5A Class A1, 3.591% (LIBOR 1 Month + 1.50%) due 6/25/2057	77,664	79,203
[c,f]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	99,274	98,599
[c,f]	WinWater Mortgage Loan Trust, Series 2014-3 Class A7, 3.00% due 11/20/2044	137,181	136,819
			1,012,940
	Student Loan — 0.3%
[b,c]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 3.647% (LIBOR 1 Month + 1.75%) due 12/26/2040	80,146	80,292
			80,292
	Total Asset Backed Securities (Cost $5,283,065)		5,254,214
	Corporate Bonds — 45.6%
	Automobiles & Components — 1.6%
	Automobiles — 1.6%
[a,b,c]	Daimler Finance North America, LLC, 2.913% (LIBOR 3 Month + 0.55%) due 5/4/2021	150,000	150,377
	Hyundai Capital America,
[c]	2.40% due 10/30/2018	50,000	49,926
[b,c]	3.261% (LIBOR 3 Month + 0.94%) due 7/8/2021	70,000	70,034
[b]	Toyota Motor Credit Corp., 2.755% (LIBOR 3 Month + 0.40%) due 2/13/2020	100,000	99,895
			370,232
	Banks — 2.3%
	Banks — 2.3%
	Fifth Third Bank, 2.30% due 3/15/2019	200,000	199,321
[a,b]	Lloyds Bank plc, 2.853% (LIBOR 3 Month + 0.49%) due 5/7/2021	200,000	200,283
	Santander Holdings USA, Inc., 3.40% due 1/18/2023	43,000	41,517
[a,b]	Santander UK plc, 3.816% (LIBOR 3 Month + 1.48%) due 3/14/2019	100,000	100,821
			541,942
	Capital Goods — 1.3%
	Aerospace & Defense — 0.4%
[b]	General Dynamics Corp., 2.736% (LIBOR 3 Month + 0.38%) due 5/11/2021	100,000	100,348
	Machinery — 0.9%
[a,c]	Nvent Finance Sarl, 3.95% due 4/15/2023	110,000	108,863
	Stanley Black & Decker, Inc., 2.451% due 11/17/2018	100,000	99,871
			309,082
	Commercial & Professional Services — 0.9%
	Commercial Services & Supplies — 0.4%
	Cintas Corp. No. 2, 2.90% due 4/1/2022	100,000	97,792
	Leisure Products — 0.5%
	Mattel, Inc., 2.35% due 8/15/2021	125,000	113,437
			211,229
	Diversified Financials — 9.1%
	Capital Markets — 2.7%
	Ares Capital Corp., 4.875% due 11/30/2018	150,000	151,072
	CBOE Holdings, Inc., 1.95% due 6/28/2019	100,000	99,048
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	42,793	42,125
[c]	GTP Acquisition Partners I, LLC (Guaranty: American Tower Holding Sub II, LLC), 2.35% due 6/15/2045	100,000	98,119
	Legg Mason, Inc., 2.70% due 7/15/2019	100,000	99,703
	National Rural Utilities Cooperative Finance Corp., 10.375% due 11/1/2018	112,000	114,867
	TPG Specialty Lending, Inc., 4.50% due 1/22/2023	40,000	39,478
	Consumer Finance — 0.7%
	Wells Fargo & Co., 2.10% due 7/26/2021	52,000	49,965
[b]	Wells Fargo & Co., MTN, 3.329% (LIBOR 3 Month + 1.01%) due 12/7/2020	100,000	101,543

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Diversified Financial Services — 5.7%
[b]	Bank of America Corp., 3.388% (LIBOR 3 Month + 1.04%) due 1/15/2019	$ 100,000	$ 100,503
	Bank of New York Mellon Corp., 2.05% due 5/3/2021	154,000	149,197
	Citigroup, Inc., 2.65% due 10/26/2020	100,000	98,644
[a,b]	Deutsche Bank AG, 3.549% (LIBOR 3 Month + 1.23%) due 2/27/2023	100,000	96,588
[b]	Goldman Sachs Group, Inc., 3.541% (LIBOR 3 Month + 1.20%) due 9/15/2020	100,000	101,501
[b]	JPMorgan Chase & Co., 3.564% (LIBOR 3 Month + 1.21%) due 10/29/2020	125,000	127,397
[a,b]	Mitsubishi UFJ Financial Group, Inc., 4.18% (LIBOR 3 Month + 1.88%) due 3/1/2021	200,000	207,047
	Morgan Stanley,
	2.80% due 6/16/2020	50,000	49,597
[b]	3.506% (LIBOR 3 Month + 1.14%) due 1/27/2020	75,000	76,048
[b]	State Street Corp., 3.226% (LIBOR 3 Month + 0.90%) due 8/18/2020	100,000	101,502
	Synchrony Financial, 3.00% due 8/15/2019	50,000	49,894
[a,b,c]	UBS AG Jersey (Guaranty: UBS Group AG), 3.775% (LIBOR 3 Month + 1.44%) due 9/24/2020	200,000	204,243
			2,158,081
	Energy — 1.8%
	Oil, Gas & Consumable Fuels — 1.8%
[a,b]	BP Capital Markets plc (Guaranty: BP plc), 2.705% (LIBOR 3 Month + 0.35%) due 8/14/2018	150,000	150,090
	EQT Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	60,000	59,903
[b]	Exxon Mobil Corp., 3.08% (LIBOR 3 Month + 0.78%) due 3/1/2019	75,000	75,396
[b,c]	Phillips 66 (Guaranty: Phillips 66 Co.), 2.998% (LIBOR 3 Month + 0.65%) due 4/15/2019	75,000	75,033
[c]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	62,000	62,821
			423,243
	Food & Staples Retailing — 0.4%
	Food & Staples Retailing — 0.4%
[a,c]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	100,000	96,113
	Smith’s Food & Drug Centers, Inc. Pass Through Trust, Series 1994-A3, 9.20% due 7/2/2018	9,943	9,942
			106,055
	Food, Beverage & Tobacco — 5.1%
	Beverages — 1.6%
[a,b]	Anheuser-Busch InBev Worldwide, Inc., Series 5FRN, 3.052% (LIBOR 3 Month + 0.75%) due 1/12/2024	150,000	151,332
	Molson Coors Brewing Co., 2.10% due 7/15/2021	150,000	143,839
[b]	PepsiCo, Inc., 2.855% (LIBOR 3 Month + 0.53%) due 10/6/2021	75,000	75,838
	Food Products — 2.3%
[b]	Conagra Brands, Inc., 2.831% (LIBOR 3 Month + 0.50%) due 10/9/2020	100,000	99,519
[b]	General Mills, Inc., 3.363% (LIBOR 3 Month + 1.01%) due 10/17/2023	100,000	100,848
	JM Smucker Co., 2.50% due 3/15/2020	50,000	49,475
[b]	Kraft Heinz Foods Co. (Guaranty: Kraft Heinz Co.), 2.789% (LIBOR 3 Month + 0.42%) due 8/9/2019	50,000	50,024
	Kraft Heinz Foods Co., 4.00% due 6/15/2023	50,000	49,851
[a]	Mead Johnson Nutrition Co. (Guaranty: Reckitt Benckiser Group plc), 3.00% due 11/15/2020	100,000	99,507
[b]	Tyson Foods, Inc., 2.871% (LIBOR 3 Month + 0.55%) due 6/2/2020	100,000	100,155
	Tobacco — 1.2%
	Altria Group, Inc. (Guaranty: Philip Morris USA, Inc.), 2.625% due 1/14/2020	200,000	198,912
[a,b,c]	BAT Capital Corp., 2.945% (LIBOR 3 Month + 0.59%) due 8/14/2020	100,000	100,334
			1,219,634
	Healthcare Equipment & Services — 1.6%
	Health Care Providers & Services — 1.6%
	Anthem, Inc., 2.50% due 11/21/2020	75,000	73,727
[b]	CVS Health Corp., 2.957% (LIBOR 3 Month + 0.63%) due 3/9/2020	40,000	40,154
	Express Scripts Holding Co., 2.60% due 11/30/2020	62,000	60,812
[a,b,c]	Roche Holdings, Inc. (Guaranty: Roche Holding AG), 2.674% (LIBOR 3 Month + 0.34%) due 9/30/2019	200,000	200,758
			375,451
	Household & Personal Products — 0.2%
	Household Products — 0.2%
	Church & Dwight Co., Inc., 2.45% due 8/1/2022	50,000	47,915
			47,915
	Insurance — 4.7%
	Insurance — 4.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	AIG Global Funding,
[c]	1.95% due 10/18/2019	$ 100,000	$ 98,653
[b,c]	2.797% (LIBOR 3 Month + 0.46%) due 6/25/2021	50,000	50,028
[c]	Athene Global Funding, 2.875% due 10/23/2018	75,000	74,986
[a]	Enstar Group Ltd., 4.50% due 3/10/2022	50,000	49,840
[c]	Guardian Life Global Funding, 3.40% due 4/25/2023	57,000	56,842
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	100,000	102,384
[b,c]	Jackson National Life Global Funding, 2.807% (LIBOR 3 Month + 0.48%) due 6/11/2021	100,000	100,127
[b,c]	Metropolitan Life Global Funding I, 2.561% (LIBOR 3 Month + 0.23%) due 1/8/2021	150,000	149,857
[c]	Principal Life Global Funding II (Guaranty: Principal Financial Group, Inc.), 2.375% due 9/11/2019	50,000	49,651
[b,c]	Protective Life Global Funding, 2.856% (LIBOR 3 Month + 0.52%) due 6/28/2021	150,000	149,957
	Reliance Standard Life Insurance Co.,
[c]	2.50% due 4/24/2019	100,000	99,638
[c]	3.05% due 1/20/2021	25,000	24,710
	Semiconductors & Semiconductor Equipment — 0.4%
	QUALCOMM, Inc.,
[b]	2.691% (LIBOR 3 Month + 0.36%) due 5/20/2019	50,000	50,471
[b]	2.781% (LIBOR 3 Month + 0.45%) due 5/20/2020	50,000	50,483
			1,107,627
	Materials — 0.4%
	Chemicals — 0.4%
[b,c]	Chevron Phillips Chemical Co., LLC, 3.108% (LIBOR 3 Month + 0.75%) due 5/1/2020	100,000	100,767
			100,767
	Pharmaceuticals, Biotechnology & Life Sciences — 2.0%
	Biotechnology — 0.6%
	Celgene Corp.,
	2.75% due 2/15/2023	100,000	95,525
	3.25% due 2/20/2023	44,000	42,982
	Life Sciences Tools & Services — 0.1%
	Abbott Laboratories, 2.35% due 11/22/2019	26,000	25,848
	Pharmaceuticals — 1.3%
[a,b,c]	Bayer US Finance II, LLC, 2.965% (LIBOR 3 Month + 0.63%) due 6/25/2021	200,000	200,281
[a,b]	GlaxoSmithKline Capital plc, 2.693% (LIBOR 3 Month + 0.35%) due 5/14/2021	80,000	80,220
[a]	Shire Acquisitions Investments Ireland DAC, 2.40% due 9/23/2021	44,000	42,124
			486,980
	Retailing — 1.2%
	Internet & Direct Marketing Retail — 0.2%
	Booking Holdings, Inc., 2.75% due 3/15/2023	50,000	48,240
	Multiline Retail — 1.0%
[b]	Dollar Tree, Inc., 3.055% (LIBOR 3 Month + 0.70%) due 4/17/2020	100,000	100,204
[b]	Walmart, Inc., 2.567% (LIBOR 3 Month + 0.23%) due 6/23/2021	135,000	135,192
			283,636
	Semiconductors & Semiconductor Equipment — 0.9%
	Semiconductors & Semiconductor Equipment — 0.9%
	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.375% due 1/15/2020	125,000	123,371
[a]	Micron Semiconductor Ltd. (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	100,000	99,605
			222,976
	Software & Services — 3.1%
	Information Technology Services — 1.6%
[b]	American Express Co., 2.846% (LIBOR 3 Month + 0.53%) due 5/17/2021	80,000	80,223
	Moody’s Corp.,
[b]	2.671% (LIBOR 3 Month + 0.35%) due 9/4/2018	50,000	50,012
	2.75% due 7/15/2019	75,000	74,846
	S&P Global, Inc. (Guaranty: Standard & Poor’s Financial Services, LLC), 3.30% due 8/14/2020	50,000	50,053
	Total System Services, Inc., 4.00% due 6/1/2023	70,000	70,148
[b]	Western Union Co., 3.129% (LIBOR 3 Month + 0.80%) due 5/22/2019	60,000	60,174
	Software — 1.5%
	Autodesk, Inc., 3.125% due 6/15/2020	100,000	99,726
	CA Technologies, Inc., 2.875% due 8/15/2018	125,000	125,021

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2018 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Dun & Bradstreet, Inc., 4.25% due 6/15/2020	$ 75,000	$ 75,526
	VMware, Inc., 2.30% due 8/21/2020	50,000	48,951
			734,680
	Technology Hardware & Equipment — 1.0%
	Communications Equipment — 0.4%
	Juniper Networks, Inc., 3.30% due 6/15/2020	100,000	99,882
	Technology Hardware, Storage & Peripherals — 0.6%
[b]	Apple, Inc., 3.15% (LIBOR 3 Month + 0.82%) due 2/22/2019	50,000	50,272
[b]	Hewlett Packard Enterprise Co., 4.251% (LIBOR 3 Month + 1.93%) due 10/5/2018	100,000	100,437
			250,591
	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.2%
	AT&T, Inc.,
	2.45% due 6/30/2020	100,000	98,487
[b]	3.229% (LIBOR 3 Month + 0.91%) due 11/27/2018	50,000	50,155
[b]	3.264% (LIBOR 3 Month + 0.93%) due 6/30/2020	50,000	50,559
[a]	Deutsche Telekom International Finance B.V., 6.00% due 7/8/2019	91,000	93,749
			292,950
	Transportation — 0.4%
	Road & Rail — 0.4%
[c]	Penske Truck Leasing Co. LP / PTL Finance Corp., 3.20% due 7/15/2020	100,000	99,754
			99,754
	Utilities — 6.4%
	Electric Utilities — 5.5%
[c]	Alliant Energy Finance, LLC, 3.75% due 6/15/2023	100,000	99,982
[b]	Consolidated Edison Co. of New York, Inc. Series C, 2.739% (LIBOR 3 Month + 0.40%) due 6/25/2021	100,000	100,089
	Duke Energy Florida Project Finance, LLC, Series 2018, 1.196% due 3/1/2022	125,640	123,773
	Electricite de France S.A.,
[a,c]	2.15% due 1/22/2019	100,000	99,698
[a,c]	4.60% due 1/27/2020	25,000	25,562
	Exelon Corp., 2.85% due 6/15/2020	50,000	49,555
[b]	Mississippi Power Co., 2.987% (LIBOR 3 Month + 0.65%) due 3/27/2020	100,000	100,000
[b]	Pacific Gas & Electric Co., 2.549% (LIBOR 3 Month + 0.23%) due 11/28/2018	50,000	49,804
	PNM Resources, Inc., 3.25% due 3/9/2021	100,000	99,236
	Public Service Enterprise Group, 2.65% due 11/15/2022	50,000	48,134
[b]	Sempra Energy, 2.598% (LIBOR 3 Month + 0.25%) due 7/15/2019	110,000	110,024
[a,c]	State Grid Overseas Investment (2014) Ltd. (Guaranty: State Grid Corp. of China), 2.75% due 5/7/2019	200,000	199,354
	The Southern Co., 2.45% due 9/1/2018	100,000	99,934
	WEC Energy Group, Inc., 3.375% due 6/15/2021	100,000	100,284
	Gas Utilities — 0.9%
	Dominion Gas Holdings, LLC, 2.50% due 12/15/2019	100,000	99,076
	WGL Holdings, Inc.,
[b]	2.719% (LIBOR 3 Month + 0.40%) due 11/29/2019	50,000	50,029
[b]	2.876% (LIBOR 3 Month + 0.55%) due 3/12/2020	58,000	58,093
			1,512,627
	Total Corporate Bonds (Cost $10,885,880)		10,855,452
	Municipal Bonds — 1.8%
	Colorado Educational & Cultural Facilities Authority,
	Series B,
	2.244% due 3/1/2021	50,000	48,846
	2.474% due 3/1/2022	50,000	48,611
	JobsOhio Beverage System, Series B, 2.217% due 1/1/2019	100,000	99,870
	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020	100,000	105,906
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	120,000	118,129
	Total Municipal Bonds (Cost $426,757)		421,362
	Short-Term Investments — 7.2%
[g]	Thornburg Capital Management Fund	171,344	1,713,441

SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2018 (Unaudited)

	PRINCIPAL AMOUNT	VALUE
Total Short-Term Investments (Cost $1,713,441)		1,713,441
Total Investments — 99.9% (Cost $23,883,641)		$23,760,516
Other Assets Less Liabilities — 0.1%		32,922
Net Assets — 100.0%		$23,793,438

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2018.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the aggregate value of these securities in the Fund’s portfolio was $7,682,707, representing 32.29% of the Fund’s net assets.
d	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
e	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
f	Variable rate coupon, rate shown as of June 30, 2018
g	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MTN	Medium-Term Note

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Low Duration Income Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Low Duration Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
U.S. Treasury Securities	$ 3,489,237	$ 3,489,237	$ —	$ —
U.S. Government Agencies	347,638	—	347,638	—
Other Government	259,911	—	259,911	—
Mortgage Backed	1,419,261	—	1,419,261	—
Asset Backed Securities	5,254,214	—	5,184,424	69,790
Corporate Bonds	10,855,452	—	10,855,452	—
Municipal Bonds	421,362	—	421,362	—
Short-Term Investments	1,713,441	1,713,441	—	—
Total Investments in Securities	$ 23,760,516	$ 5,202,678	$ 18,488,048	$ 69,790(a)

(a)	In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs inputs used to value portfolio securities characterized as Level 3 investments for the period ended at June 30, 2018.

	FAIR VALUE AT JUNE 30, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Asset-Backed Securities	$ 69,790	Discounted cash flows	Third Party Vendor Discounted cash flows	3.2%/(N/A)
Total	$69,790
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2018 is as follows:
	Asset Backed Securities	TOTAL (a)
Beginning Balance 9/30/2017	$ 170,280	$ 170,280
Accrued Discounts (Premiums)	1	1
Net Realized Gain (Loss)	–	–
Gross Purchases	–	–
Gross Sales	–	–
Net Change in Unrealized Appreciation (Depreciation)	(491)	(491)
Transfers into Level 3(b)	–	–
Transfers out of Level 3(b)	(100,000)	(100,000)
Ending Balance 6/30/2018	$ 69,790	$ 69,790

(a)	Level 3 investments represent 0.29% of total net assets at the period ended June 30, 2018. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.
(b)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2018. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Low Duration Income Fund	June 30, 2018 (Unaudited)

NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/17	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/18	Dividend Income	ROC Adjustment
Thornburg Capital Management Fund	$2,435,027	$10,058,645	$(10,780,231)	$-	$-	$1,713,441	$31,930	$-

SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[a,b,c]	Malamute Energy, Inc.,	847	$ 8,893
			8,893
	Total Common Stock (Cost $0)		8,893
	Preferred Stock — 1.5%
	Banks — 0.8%
	Banks — 0.8%
[d,e]	AgriBank FCB, 6.875% (LIBOR 3 Month + 4.23%)	40,000	4,300,000
[d,e]	CoBank ACB, Series F, 6.25% (LIBOR 3 Month + 4.56%)	50,000	5,225,000
			9,525,000
	Energy — 0.3%
	Oil, Gas & Consumable Fuels — 0.3%
[e]	Crestwood Equity Partners L.P., 9.25%	320,654	3,097,517
			3,097,517
	Miscellaneous — 0.1%
	U.S. Government Agencies — 0.1%
[e]	Farm Credit Bank of Texas, Series 1, 10.00%	1,000	1,142,500
			1,142,500
	Real Estate — 0.1%
	Equity Real Estate Investment Trusts — 0.1%
[e]	VEREIT, Inc., Series F, 6.70%	25,857	649,528
			649,528
	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
[f]	Centaur Funding Corp., 9.08%, 4/21/2020	2,380	2,671,550
			2,671,550
	Total Preferred Stock (Cost $16,575,977)		17,086,095
	Asset Backed Securities — 19.5%
	Advance Receivables — 0.5%
[g]	New Residential Advance Receivables Trust, Series 2016-T2 Class AT2, 2.575%, 10/15/2049	$ 5,000,000	4,953,282
[g,h]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T1 Class AT1, 2.53%, 11/16/2048	800,000	803,664
			5,756,946
	Auto Receivables — 3.1%
[g]	ACC Trust, Series 2018-1 Class A, 3.70%, 12/21/2020	2,349,935	2,347,289
	American Credit Acceptance Receivables Trust,
[g]	Series 2016-4 Class C, 2.91%, 2/13/2023	4,000,000	3,986,465
[g]	Series 2017-3 Class A, 1.82%, 3/10/2020	649,736	649,256
[g]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-1A Class A, 2.50%, 7/20/2021	2,900,000	2,859,676
[g]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71%, 5/15/2023	1,182,915	1,175,287
	Foursight Capital Automobile Receivables Trust,
[g]	Series 2014-1 Class B, 3.56%, 11/22/2021	5,454,000	5,444,709
[g]	Series 2016-1 Class A2, 2.87%, 10/15/2021	1,819,156	1,811,369
[g]	Series 2018-1 Class E, 5.56%, 1/16/2024	1,000,000	999,933
[g]	GLS Auto Receivables Trust, Series 2018-2A Class A, 3.25%, 4/18/2022	3,000,000	2,998,513
[g]	Hertz Vehicle Financing II L.P., Series 2015-1A Class A, 2.73%, 3/25/2021	4,000,000	3,956,417
[b,g]	OSCAR US Funding Trust V, Series 2016-2A Class A2A, 2.31%, 11/15/2019	377,181	376,804
[d,g,i]	OSCAR US Funding Trust VII, LLC, Series 2017-2A Class A2B, 2.696% (LIBOR 3 Month + 0.65%), 11/10/2020	1,497,240	1,499,059
[g]	Sierra Auto Receivables Securitization Trust, Series 2016-1A Class B, 6.84%, 1/18/2022	4,500,000	4,599,623
[g]	Veros Automobile Receivables Trust, Series 2017-1 Class A, 2.84%, 4/17/2023	1,102,361	1,098,134
			33,802,534
	Commercial MTG Trust — 1.7%
[g,j]	CFCRE Commercial Mortgage Trust, Series 2011-C1 Class C, 6.279%, 4/15/2044	6,200,000	6,497,161

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[j]	Citigroup Mortgage Loan Trust, Inc. CMO, Series 2004-HYB2 Class B1, 3.837%, 3/25/2034	$ 60,712	$ 50,260
[g,j]	Credit Suisse Mortgage Trust, Series 2017-HL2 Class A3, 3.50%, 10/25/2047	3,240,231	3,185,345
[d,g]	CSMC Trust, Series 2016-BDWN Class E, 13.573% (LIBOR 1 Month + 11.50%), 2/15/2029	3,000,000	3,032,129
[d,g]	FREMF Mortgage Trust, Series 2016-KF24 Class B, 7.001% (LIBOR 1 Month + 5.00%), 10/25/2026	1,357,563	1,450,899
[g,j]	Galton Funding Mortgage Trust CMO, Series 2018-1 Class A43, 3.50%, 11/25/2057	2,056,844	2,054,916
[g,j]	Mello Mortgage Capital Acceptance, Series 2018-MTG1 Class A3, 3.50%, 5/25/2048	2,917,197	2,894,188
			19,164,898
	Other Asset Backed — 9.0%
[d,g]	321 Henderson Receivables II, LLC, Series 2006-3A Class A1, 2.273% (LIBOR 1 Month + 0.20%), 9/15/2041	2,160,542	2,053,099
	Avant Loans Funding Trust,
[g]	Series 2017-A, Class B, 3.65%, 9/15/2022	3,500,000	3,507,547
[g]	Series 2018-A Class A, 3.09%, 6/15/2021	2,000,000	1,998,879
[g]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96%, 6/20/2023	1,900,000	1,892,670
[g,i]	CFG Investments Ltd., Series 2017-1 Class A, 7.87%, 11/15/2026	3,000,000	3,106,217
[g]	CLUB Credit Trust, Series 2017-P2 Class A, 2.61%, 1/15/2024	1,387,036	1,381,965
[g]	Consumer Loan Underlying Bond Credit Trust, Series 2017-NP2 Class A, 2.55%, 1/16/2024	1,106,927	1,106,092
[g]	Credit Suisse ABS Trust, Series 2018-LD1 Class A, 3.42%, 7/25/2024	3,000,000	2,999,900
[g]	Diamond Resorts Owner Trust, Series 2014-1 Class A, 2.54%, 5/20/2027	643,701	642,405
[g,i]	ECAF I Ltd., Series 2015-1A Class B1, 5.802%, 6/15/2040	5,819,976	5,840,677
[g]	Engs Commercial Finance Trust, Series 2018-1A Class A1, 2.97%, 2/22/2021	972,716	970,790
[f]	Fairway Outdoor Funding, LLC, Series 2012-1A Class B, 8.835%, 10/15/2042	3,000,000	3,034,101
[g]	Foundation Finance Trust, Series 2017-1A Class A, 3.30%, 7/15/2033	3,048,758	3,020,432
[g,i]	Global SC Finance II SRL, Series 2014-1A Class A1, 3.19%, 7/17/2029	2,889,583	2,841,688
[g]	HERO Funding Trust, Series 2017-2A Class A1, 3.28%, 9/20/2048	3,538,328	3,493,490
[f]	JPR Royalty Sub, LLC, 14.00%, 9/1/2020	2,000,000	1,000,000
	Marlette Funding Trust,
[g]	Series 2017-2A Class A, 2.39%, 7/15/2024	1,500,754	1,497,602
[g]	Series 2018-1A Class A, 2.61%, 3/15/2028	3,497,721	3,487,837
[g]	Murray Hill Marketplace Trust, Series 2016-LC1 Class B, 6.15%, 11/25/2022	268,532	268,748
[b,g,j]	Nationstar HECM Loan Trust, Series 2018-1A Class A, 2.76%, 2/25/2028	2,612,853	2,612,853
[b,d,f]	Northwind Holdings, LLC, Series 2007-1A Class A1, 3.08% (LIBOR 3 Month + 0.78%), 12/1/2037	425,000	409,700
[g]	Oportun Funding VI, LLC, Series 2017-A Class A, 3.23%, 6/8/2023	4,000,000	3,934,703
[g]	PFS Financing Corp., Series 2018-B Class A, 2.89%, 2/15/2023	3,000,000	2,975,500
[g]	Prosper Marketplace Issuance Trust, Series 2017-3A Class A, 2.36%, 11/15/2023	1,001,217	997,142
[g]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34%, 8/15/2022	3,000,000	2,986,406
	SBA Tower Trust,
[g]	2.877%, 7/10/2046	2,275,000	2,209,855
[g]	3.156%, 10/10/2045	3,750,000	3,719,794
[b,g]	Scala Funding Co., LLC, Series 2016-1 Class B, 5.21%, 2/15/2021	4,000,000	3,852,000
[g]	SCF Equipment Leasing, LLC, Series 2018-1A Class A2, 3.63%, 10/20/2024	3,000,000	3,002,233
[g]	Sierra Timeshare Receivables Funding, LLC, Series 2015-2A Class A, 2.43%, 6/20/2032	2,618,321	2,588,784
[g]	Sofi Consumer Loan Program, LLC, Series 2017-3 Class A, 2.77%, 5/25/2026	828,108	821,576
[g]	SolarCity LMC Series I, LLC, Series 2013-1 Class A, 4.80%, 11/20/2038	2,517,644	2,521,676
[g]	Solarcity LMC Series II, LLC, Series 2014-1 Class A, 4.59%, 4/20/2044	2,775,469	2,766,363
[g]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472%, 5/20/2046	2,932,496	2,966,768
[g,i]	Textainer Marine Containers V Ltd., Series 2017-1A Class A, 3.72%, 5/20/2042	4,161,717	4,142,314
	Towd Point Mortgage Trust,
[g,j]	Series 2018-2 Class A1, 3.25%, 3/25/2058	3,964,140	3,953,532
[b,g,j]	Series 2018-3 Class A1, 3.75%, 5/25/2058	3,000,000	3,001,091
[g]	Upstart Securitization Trust, Series 2018-1 Class A, 3.015%, 8/20/2025	2,043,475	2,040,415
[g]	VB-S1 Issuer, LLC, Series 2016-1A Class C, 3.065%, 6/15/2046	3,100,000	3,061,428
[g]	Westgate Resorts, LLC, Series 2016-1A Class A, 3.50%, 12/20/2028	1,544,982	1,540,799
			100,249,071
	Residential MTG Trust — 4.0%
[g,j]	Angel Oak Mortgage Trust I, LLC, Series 2018-2 Class A1, 3.674%, 7/27/2048	3,000,000	2,999,972
	Angel Oak Mortgage Trust, LLC,
[g,j]	Series 2017-3 Class A1, 2.708%, 11/25/2047	1,480,449	1,457,811
[g,j]	Series 2018-1 Class A1, 3.258%, 4/27/2048	2,302,669	2,344,385
[g,j]	Arroyo Mortgage Trust, Series 2018-1 Class A1, 3.763%, 4/25/2048	3,890,489	3,930,756
[j]	Bear Stearns ARM Trust CMO, Series 2003-6 Class 2B1, 3.679%, 8/25/2033	95,462	96,624
[g,j]	Citigroup Mortgage Loan Trust CMO, Series 2014-A Class A, 4.00%, 1/25/2035	1,642,572	1,665,141
[d,g]	Credit Suisse First Boston Mortgage Securities Corp. CMO, Series 2005-CF1 Class M1, 2.791% (LIBOR 1 Month + 0.70%), 3/25/2045	247,163	246,891
[j]	CWABS Asset-Backed Certificates Trust, Series 2005-11 Class AF3, 4.473%, 2/25/2036	9,972	9,955

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[g,j]	Finance of America Structured Securities Trust, Series 2017-HB1 Class A, 2.321%, 11/25/2027	$ 1,919,675	$ 1,912,457
[g,j]	Flagstar Mortgage Trust, Series 2017-1 Class 2A2, 3.00%, 3/25/2047	1,775,324	1,754,162
	JPMorgan Mortgage Trust,
[g,j]	Series 2017-2 Class A6, 3.00%, 5/25/2047	2,536,978	2,506,742
[g,j]	Series 2017-6 Class A5, 3.50%, 12/25/2048	2,797,401	2,767,545
[j]	Merrill Lynch Mortgage Investors Trust Series MLMI CMO, Series 2004-A4 Class M1, 3.677%, 8/25/2034	191,031	178,523
[d]	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7 Class A2C, 2.411% (LIBOR 1 Month + 0.32%), 11/25/2035	16,650	16,648
	New Residential Mortgage Loan Trust CMO,
[g,j]	Series 2017-3A Class A1, 4.00%, 4/25/2057	3,125,151	3,152,276
[g,j]	Series 2017-4A Class A1, 4.00%, 5/25/2057	3,012,357	3,045,732
	New Residential Mortgage Loan Trust,
[d,g]	Series 2017-5A Class A1, 3.591% (LIBOR 1 Month + 1.50%), 6/25/2057	2,329,907	2,376,096
[g,j]	Series 2017-6A Class A1, 4.00%, 8/27/2057	1,283,168	1,295,383
[g,j]	Series 2018-RPL1 Class A1, 3.50%, 12/25/2057	2,878,953	2,859,375
[g,j]	New Residential Mortgage Trust , Series 2018-1A Class A1A, 4.00%, 12/25/2057	2,315,767	2,334,291
	Sequoia Mortgage Trust CMO,
[g,j]	Series 2017-4 Class A4, 3.50%, 7/25/2047	1,654,896	1,646,233
[g,j]	Series 2017-5 Class A4, 3.50%, 8/25/2047	3,472,132	3,439,851
[g,j]	Verus Securitization Trust CMO, Series 2017-2A Class A1, 2.485%, 7/25/2047	2,828,324	2,796,181
			44,833,030
	Student Loan — 1.2%
[g]	Earnest Student Loan Program, LLC, Series 2016-C Class A2, 2.68%, 7/25/2035	1,891,636	1,820,695
[d,g]	Nelnet Student Loan Trust, Series 2016-A Class A1A, 3.647% (LIBOR 1 Month + 1.75%), 12/26/2040	2,404,363	2,408,754
	SLM Student Loan Trust,
[d]	Series 2008-2 Class A3, 3.11% (LIBOR 3 Month + 0.75%), 4/25/2023	1,148,012	1,144,066
[d]	Series 2008-5 Class A4, 4.06% (LIBOR 3 Month + 1.70%), 7/25/2023	3,005,035	3,081,780
[d]	Series 2012-1 Class A3, 2.91% (LIBOR 1 Month + 0.95%), 9/25/2028	2,971,382	2,990,865
	SoFi Professional Loan Program, LLC,
[g]	Series 2014-A Class A2, 3.02%, 10/25/2027	973,764	969,499
[d,g]	Series 2014-B Class A1, 3.341% (LIBOR 1 Month + 1.25%), 8/25/2032	883,856	892,588
			13,308,247
	Total Asset Backed Securities (Cost $219,649,618)		217,114,726
	Corporate Bonds — 60.3%
	Automobiles & Components — 1.3%
	Auto Components — 0.2%
[g,i]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	2,000,000	2,065,000
	Automobiles — 0.4%
[d,g]	Hyundai Capital America, 3.261% (LIBOR 3 Month + 0.94%), 7/8/2021	2,000,000	2,000,960
[g,i]	Hyundai Capital Services, Inc., 3.75%, 3/5/2023	3,000,000	2,953,202
	Trading Companies & Distributors — 0.7%
[g]	International Lease Finance Corp., 7.125%, 9/1/2018	8,000,000	8,052,192
			15,071,354
	Banks — 1.0%
	Banks — 1.0%
[d]	Capital One NA/Mclean VA, 3.183% (LIBOR 3 Month + 0.82%), 8/8/2022	3,000,000	3,003,278
[d]	Citizens Bank N.A./Providence RI, 3.284% (LIBOR 3 Month + 0.95%), 3/29/2023	4,000,000	4,001,628
	Santander Holdings USA, Inc., 3.40%, 1/18/2023	2,000,000	1,931,029
[i]	Sumitomo Mitsui Banking Corp., 2.65%, 7/23/2020	2,000,000	1,974,689
			10,910,624
	Capital Goods — 2.6%
	Aerospace & Defense — 0.1%
[g]	BWX Technologies, Inc., 5.375%, 7/15/2026	1,500,000	1,518,750
	Construction & Engineering — 0.6%
[g]	Zachry Holdings, Inc., 7.50%, 2/1/2020	6,310,000	6,239,013
	Machinery — 0.9%
[g,i]	ATS Automation Tooling Systems, Inc., 6.50%, 6/15/2023	3,125,000	3,187,500
	Mueller Industries, Inc., 6.00%, 3/1/2027	2,132,000	2,089,360

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Nvent Finance Sarl,
[g,i]	3.95%, 4/15/2023	$ 2,000,000	$ 1,979,322
[g,i]	4.55%, 4/15/2028	3,000,000	2,943,518
	Trading Companies & Distributors — 1.0%
	Global Partners L.P. / GLP Finance Corp., 6.25%, 7/15/2022	4,975,000	4,825,750
	LKQ Corp., 4.75%, 5/15/2023	6,045,000	6,029,887
			28,813,100
	Commercial & Professional Services — 1.9%
	Commercial Services & Supplies — 1.3%
[g]	ACCO Brands Corp., 5.25%, 12/15/2024	2,000,000	1,995,000
[g]	Nielsen Finance, LLC / Nielsen Finance Co., 5.00%, 4/15/2022	7,420,000	7,290,892
[g]	ServiceMaster Co., LLC, 5.125%, 11/15/2024	5,330,000	5,170,100
	Leisure Products — 0.2%
	Mattel, Inc., 2.35%, 8/15/2021	3,000,000	2,722,500
	Professional Services — 0.4%
	Verisk Analytics, Inc., 4.00%, 6/15/2025	3,920,000	3,855,392
			21,033,884
	Consumer Durables & Apparel — 1.4%
	Commercial Services & Supplies — 0.4%
[g,i]	Cimpress N.V., 7.00%, 6/15/2026	2,000,000	2,042,500
	RR Donnelley & Sons Co., 7.875%, 3/15/2021	2,000,000	2,030,000
	Leisure Products — 0.3%
	Vista Outdoor, Inc., 5.875%, 10/1/2023	3,530,000	3,362,325
	Textiles, Apparel & Luxury Goods — 0.7%
[g]	Hanesbrands, Inc., 4.625%, 5/15/2024	2,000,000	1,950,000
[g]	Michael Kors USA, Inc., 4.00%, 11/1/2024	3,000,000	2,930,578
	Under Armour, Inc., 3.25%, 6/15/2026	3,500,000	3,140,932
			15,456,335
	Consumer Services — 0.8%
	Hotels, Restaurants & Leisure — 0.7%
	Aramark Services, Inc., 4.75%, 6/1/2026	5,000,000	4,831,250
[g]	Nathan’s Famous, Inc., 6.625%, 11/1/2025	2,500,000	2,525,000
	Transportation Infrastructure — 0.1%
	Mexico City Airport Trust,
[g,i]	3.875%, 4/30/2028	1,000,000	907,800
[g,i]	4.25%, 10/31/2026	842,000	793,585
			9,057,635
	Diversified Financials — 8.5%
	Capital Markets — 3.0%
	Ares Capital Corp., 4.875%, 11/30/2018	9,000,000	9,064,295
[g]	Ares Finance Co., LLC, 4.00%, 10/8/2024	4,025,000	3,811,119
[g]	Compass Group Diversified Holdings, LLC, 8.00%, 5/1/2026	3,000,000	2,925,000
	FS Investment Corp., 4.00%, 7/15/2019	6,286,000	6,292,019
[g,i]	Genpact Luxembourg Sarl (Guaranty: Genpact Ltd.), 3.70%, 4/1/2022	6,000,000	5,861,430
	Solar Capital Ltd., 4.50%, 1/20/2023	3,000,000	2,883,885
	TPG Specialty Lending, Inc., 4.50%, 1/22/2023	2,500,000	2,467,345
	Consumer Finance — 1.6%
	Ally Financial, Inc., 4.75%, 9/10/2018	4,000,000	4,007,500
[d]	Citibank N.A., 2.705% (LIBOR 3 Month + 0.35%), 2/12/2021	3,000,000	3,002,093
[g]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,481,250
[d]	Wells Fargo Bank N.A., 2.578% (LIBOR 3 Month + 0.23%), 1/15/2020	3,000,000	2,998,980
	Diversified Financial Services — 3.4%
	Bank of America Corp. MTN, 4.20%, 8/26/2024	3,200,000	3,216,701
	Barclays plc,
[d,i]	3.71% (LIBOR 3 Month + 1.38%), 5/16/2024	2,500,000	2,479,375
[i]	4.836%, 5/9/2028	4,000,000	3,777,675
[g,i]	BNP Paribas S.A., 3.375%, 1/9/2025	5,000,000	4,723,413
[d]	Citigroup, Inc., 3.576% (LIBOR 3 Month + 1.25%), 7/1/2026	2,000,000	1,999,518
[i]	Credit Suisse Group Funding Guernsey Ltd. (Guaranty: Credit Suisse Group AG), 3.80%, 9/15/2022 - 6/9/2023	2,850,000	2,834,058

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Deutsche Bank AG,
[d,i]	3.177% (LIBOR 3 Month + 0.86%), 1/22/2021	$ 2,700,000	$ 2,650,056
[d,i]	3.549% (LIBOR 3 Month + 1.23%), 2/27/2023	2,800,000	2,704,474
[d]	Goldman Sachs Group, Inc., Series . 3.491% (LIBOR 3 Month + 1.17%), 5/15/2026	1,363,000	1,346,389
[d,i]	HSBC Holdings plc, 3.326% (LIBOR 3 Month + 1.00%), 5/18/2024	2,000,000	1,994,000
[d]	Morgan Stanley MTN, 3.762% (LIBOR 3 Month + 1.40%), 4/21/2021	3,000,000	3,072,462
[d]	Morgan Stanley, 3.292% (LIBOR 3 Month + 0.93%), 7/22/2022	3,000,000	3,024,164
[i]	Royal Bank of Scotland Group plc, 6.125%, 12/15/2022	2,000,000	2,104,821
[d,g,i]	UBS Group Funding Switzerland AG) (Guaranty: UBS Group AG), 3.293% (LIBOR 3 Month + 0.95%), 8/15/2023	2,000,000	2,002,191
	Insurance — 0.2%
[d,g]	AIG Global Funding, 2.817% (LIBOR 3 Month + 0.48%), 7/2/2020	2,000,000	2,001,199
[f]	Citicorp Lease Pass-Through Trust 1999-1, 8.04%, 12/15/2019	186,087	198,430
	Mortgage Real Estate Investment Trusts — 0.3%
	Senior Housing Properties Trust, 4.75%, 2/15/2028	4,000,000	3,864,471
			94,788,313
	Energy — 5.4%
	Energy Equipment & Services — 0.6%
	Enviva Partners L.P. / Enviva Partners Finance Corp., 8.50%, 11/1/2021	3,827,000	3,980,080
	Odebrecht Offshore Drilling Finance Ltd.,
[g,i]	6.72%, 12/1/2022	608,389	547,550
[g,i]	7.72%, 12/1/2026	1,962,157	510,161
[e,g,i]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.),, 7/30/2018	304,899	3,750
[c,g,i,k]	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023	10,684,600	1,495,844
	Oil, Gas & Consumable Fuels — 4.8%
[g]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15%, 8/15/2026	4,500,000	4,370,239
[d]	Energy Transfer Partners L.P., 5.376% (LIBOR 3 Month + 3.02%), 11/1/2066	1,200,000	1,023,000
	EQT Midstream Partners L.P., Series 5Y, 4.75%, 7/15/2023	3,475,000	3,469,401
[g]	Florida Gas Transmission Co., LLC, 3.875%, 7/15/2022	4,765,000	4,798,951
	Gulf South Pipeline Co. L.P., 4.00%, 6/15/2022	4,860,000	4,849,259
[g]	Gulfstream Natural Gas System, LLC, 4.60%, 9/15/2025	5,000,000	5,164,631
[g,i]	Harvest Operations Corp. (Guaranty: Korea National Oil Corp.), 3.00%, 9/21/2022	4,000,000	3,868,301
[g,i]	Harvest Operations Corp., 4.20%, 6/1/2023	1,000,000	1,010,939
	HollyFrontier Corp., 5.875%, 4/1/2026	3,500,000	3,734,078
[b,c,f,i,k]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	1,100,236	45,660
	Northern Border Pipeline Co., Series A, 7.50%, 9/15/2021	2,150,000	2,360,404
	Northwest Pipeline, LLC, 4.00%, 4/1/2027	2,000,000	1,921,050
[g,i]	QGOG Atlantic / Alaskan Rigs Ltd., 5.25%, 7/30/2019	222,210	212,766
[c,k]	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	20,780
[g]	Rockies Express Pipeline, LLC, 6.85%, 7/15/2018	2,000,000	2,001,600
[g,i]	Sinopec Group Overseas Development 2017 Ltd. (Guaranty: China Petrochemical Corp.), 2.25%, 9/13/2020	4,000,000	3,905,480
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50%, 8/15/2022	1,210,000	1,188,825
[d,e]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%), 12/15/2022	3,000,000	2,940,000
[h]	Tennessee Gas Pipeline Co., LLC, 7.00%, 3/15/2027	2,251,000	2,581,953
[g]	Texas Gas Transmission, LLC, 4.50%, 2/1/2021	940,000	952,447
	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	2,600,000	3,151,039
			60,108,188
	Food & Staples Retailing — 1.1%
	Food & Staples Retailing — 1.1%
[g,i]	Alimentation Couche-Tard, Inc., 2.70%, 7/26/2022	4,000,000	3,844,501
[g]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	3,935,000	3,856,300
	Ingles Markets, Inc., 5.75%, 6/15/2023	4,500,000	4,432,500
			12,133,301
	Food, Beverage & Tobacco — 3.2%
	Beverages — 0.7%
[g,i]	Central American Bottling Corp., 5.75%, 1/31/2027	5,000,000	4,975,000
[g,i]	Coca-Cola Icecek A/S, 4.215%, 9/19/2024	3,000,000	2,795,184
	Food Products — 1.9%
	B&G Foods, Inc., 5.25%, 4/1/2025	2,000,000	1,885,000
[g,i]	Barry Callebaut Services N.V., 5.50%, 6/15/2023	4,000,000	4,160,000
[g,i]	BRF S.A., 4.75%, 5/22/2024	4,650,000	4,073,400
[d]	General Mills, Inc., 3.363% (LIBOR 3 Month + 1.01%), 10/17/2023	3,500,000	3,529,680

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Kraft Heinz Foods Co., 4.00%, 6/15/2023	$ 2,500,000	$ 2,492,554
[g]	Lamb Weston Holdings, Inc., 4.625%, 11/1/2024	2,500,000	2,431,250
[g]	Pilgrim’s Pride Corp., 5.875%, 9/30/2027	3,000,000	2,782,500
	Tobacco — 0.6%
[d,g,i]	BAT Capital Corp., 2.945% (LIBOR 3 Month + 0.59%), 8/14/2020	2,500,000	2,508,333
[g]	Vector Group Ltd., 6.125%, 2/1/2025	4,000,000	3,865,000
			35,497,901
	Healthcare Equipment & Services — 2.5%
	Health Care Equipment & Supplies — 0.3%
[g]	Hologic, Inc., 4.375%, 10/15/2025	3,000,000	2,865,000
	Health Care Providers & Services — 2.2%
	Anthem, Inc.,
	2.50%, 11/21/2020	2,000,000	1,966,055
	3.35%, 12/1/2024	1,000,000	966,057
[g]	Centene Escrow I Corp. 5.375%, 6/1/2026	2,000,000	2,026,260
[d]	CVS Health Corp., 2.957% (LIBOR 3 Month + 0.63%), 3/9/2020	2,000,000	2,007,707
	DaVita, Inc.,
	5.00%, 5/1/2025	3,450,000	3,247,312
	5.125%, 7/15/2024	1,000,000	970,000
	HCA, Inc.,
	4.50%, 2/15/2027	1,475,000	1,388,344
	4.75%, 5/1/2023	1,735,000	1,730,663
	5.25%, 4/15/2025	1,520,000	1,520,000
	6.50%, 2/15/2020	2,000,000	2,076,250
	LifePoint Health, Inc., 5.375%, 5/1/2024	4,000,000	3,850,000
	WellCare Health Plans, Inc., 5.25%, 4/1/2025	3,000,000	2,985,000
			27,598,648
	Household & Personal Products — 1.7%
	Household Products — 0.8%
	Central Garden & Pet Co., 5.125%, 2/1/2028	3,500,000	3,237,500
[g,l]	Energizer Gamma Acquisition B.V. 4.625%, 7/15/2026	2,000,000	2,352,790
[g,l]	Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026	500,000	508,437
[g]	Prestige Brands, Inc., 6.375%, 3/1/2024	3,000,000	2,970,000
	Personal Products — 0.9%
	Edgewell Personal Care Co., 4.70%, 5/19/2021 - 5/24/2022	6,000,000	5,905,000
	First Quality Finance Co., Inc.,
[g]	4.625%, 5/15/2021	1,000,000	975,000
[g]	5.00%, 7/1/2025	3,000,000	2,745,000
			18,693,727
	Insurance — 3.3%
	Insurance — 3.3%
[g]	Athene Global Funding, 2.875%, 10/23/2018	4,725,000	4,724,143
[g,i]	DaVinciRe Holdings Ltd., 4.75%, 5/1/2025	4,790,000	4,713,463
[i]	Enstar Group Ltd., 4.50%, 3/10/2022	2,000,000	1,993,614
[g,i]	Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	4,000,000	3,955,802
	Kemper Corp., 4.35%, 2/15/2025	4,290,000	4,266,639
[g,i]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,900,000	5,020,006
	Mercury General Corp., 4.40%, 3/15/2027	4,000,000	3,890,518
[d,g]	Metropolitan Life Global Funding I, 2.726% (LIBOR 3 Month + 0.40%), 6/12/2020	2,000,000	2,009,950
[g]	National Life Insurance Co., 10.50%, 9/15/2039	1,000,000	1,624,217
[d,g]	Protective Life Global Funding, 2.856% (LIBOR 3 Month + 0.52%), 6/28/2021	3,000,000	2,999,136
[g]	Sammons Financial Group, Inc., 4.45%, 5/12/2027	2,000,000	1,956,711
			37,154,199
	Materials — 4.0%
	Chemicals — 2.3%
	CF Industries, Inc. 7.125%, 5/1/2020	4,950,000	5,228,437
[d,g]	Chevron Phillips Chemical Co., LLC, 3.108% (LIBOR 3 Month + 0.75%), 5/1/2020	4,000,000	4,030,681
[d,g,i]	Consolidated Energy Finance S.A., 6.091% (LIBOR 3 Month + 3.75%), 6/15/2022	2,500,000	2,500,930
[g,i]	Kissner Holdings L.P. / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022	4,170,000	4,263,825

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	NOVA Chemicals Corp.,
[g,i]	4.875%, 6/1/2024	$ 1,500,000	$ 1,425,000
[g,i]	5.25%, 6/1/2027	4,000,000	3,727,500
[g,i]	OCP S.A., 5.625%, 4/25/2024	4,710,000	4,814,374
	Containers & Packaging — 0.7%
	Ball Corp.,
	4.375%, 12/15/2020	2,000,000	2,015,000
	4.875%, 3/15/2026	1,500,000	1,494,375
	Graphic Packaging International, LLC, 4.125%, 8/15/2024	3,225,000	3,096,322
	Silgan Holdings, Inc., 4.75%, 3/15/2025	2,000,000	1,900,000
	Metals & Mining — 0.3%
[g]	International Wire Group, Inc., 10.75%, 8/1/2021	3,200,000	3,008,000
	Paper & Forest Products — 0.7%
[g]	Neenah, Inc., 5.25%, 5/15/2021	7,575,000	7,575,000
			45,079,444
	Media — 2.5%
	Media — 2.5%
	Altice France S.A.,
[g,i]	6.00%, 5/15/2022	1,500,000	1,505,325
[g,i]	7.375%, 5/1/2026	1,005,000	982,588
[g]	Cable One, Inc., 5.75%, 6/15/2022	5,000,000	5,100,000
[g]	Cox Communications, Inc., 3.15%, 8/15/2024	1,950,000	1,847,367
	CSC Holdings, LLC,
[g]	5.375%, 2/1/2028	2,000,000	1,850,000
[g]	5.50%, 4/15/2027	1,825,000	1,742,875
	DISH DBS Corp., 5.125%, 5/1/2020	1,000,000	990,000
[j,m]	Mood Media Borrower, LLC / Mood Media Co-Issuer, Inc., 14.00%, 7/1/2024 PIK	2,081,333	2,050,113
[g]	Sirius XM Radio, Inc., 3.875%, 8/1/2022	5,000,000	4,825,000
[g,i]	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028	4,000,000	3,640,000
[g,i]	Virgin Media Secured Finance plc, 5.50%, 8/15/2026	4,000,000	3,744,400
			28,277,668
	Pharmaceuticals, Biotechnology & Life Sciences — 0.3%
	Pharmaceuticals — 0.3%
[a,b,c,k]	Atlas U.S. Royalty, LLC Participation Rights, 3/15/2027	5,450,000	0
	Bayer US Finance II, LLC,
[d,g,i]	2.965% (LIBOR 3 Month + 0.63%), 6/25/2021	500,000	500,702
[g,i]	4.25%, 12/15/2025	2,500,000	2,513,378
			3,014,080
	Real Estate — 0.8%
	Equity Real Estate Investment Trusts — 0.7%
	Crown Castle International Corp., 3.20%, 9/1/2024	2,000,000	1,887,538
	Hospitality Properties Trust, 4.95%, 2/15/2027	2,850,000	2,812,236
[g]	Iron Mountain, Inc., 5.25%, 3/15/2028	2,000,000	1,850,800
	Retail Opportunity Investments Partnership L.P. (Guaranty: Retail Opportunity Investments Corp.), 5.00%, 12/15/2023	1,500,000	1,509,434
	Real Estate Management & Development — 0.1%
[g]	Realogy Group, LLC / Realogy Co-Issuer Corp. 4.875%, 6/1/2023	965,000	907,100
			8,967,108
	Retailing — 0.6%
	Internet & Direct Marketing Retail — 0.3%
	Booking Holdings, Inc., 2.75%, 3/15/2023	2,000,000	1,929,576
	Zillow Group, Inc., 2.00%, 12/1/2021	1,000,000	1,266,804
	Multiline Retail — 0.3%
[d]	Dollar Tree, Inc., 3.055% (LIBOR 3 Month + 0.70%), 4/17/2020	4,000,000	4,008,176
			7,204,556
	Semiconductors & Semiconductor Equipment — 0.6%
	Semiconductors & Semiconductor Equipment — 0.6%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.,
	2.375%, 1/15/2020	1,000,000	986,970
	3.00%, 1/15/2022	1,000,000	972,661

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	3.625%, 1/15/2024	$ 1,000,000	$ 968,008
[g,i]	Sensata Technologies B.V., 5.00%, 10/1/2025	3,530,000	3,556,475
			6,484,114
	Software & Services — 3.9%
	Information Technology Services — 1.1%
[g]	Alliance Data Systems Corp., 5.375%, 8/1/2022	4,190,000	4,210,426
[d]	American Express Co., 2.846% (LIBOR 3 Month + 0.53%), 5/17/2021	1,200,000	1,203,341
	S&P Global, Inc. (Guaranty: Standard & Poor’s Financial Services, LLC),
	3.30%, 8/14/2020	1,975,000	1,977,119
	4.00%, 6/15/2025	1,590,000	1,596,363
[d]	Western Union Co., 3.129% (LIBOR 3 Month + 0.80%), 5/22/2019	3,500,000	3,510,150
	Internet Software & Services — 0.4%
[i]	Baidu, Inc., 3.875%, 9/29/2023	3,800,000	3,769,437
	Software — 2.4%
	Autodesk, Inc., 3.125%, 6/15/2020	2,350,000	2,343,568
	CDK Global, Inc., 5.875%, 6/15/2026	2,000,000	2,038,000
	Citrix Systems, Inc., 4.50%, 12/1/2027	3,000,000	2,907,282
	Dun & Bradstreet, Inc., 4.25%, 6/15/2020	5,360,000	5,397,595
[g]	Fair Isaac Corp. 5.25%, 5/15/2026	2,250,000	2,258,438
[g]	j2 Cloud Services, LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/2025	2,000,000	2,025,000
	MSCI, Inc.,
[g]	5.25%, 11/15/2024	2,625,000	2,651,250
[g]	5.75%, 8/15/2025	2,000,000	2,060,000
[g,i]	Open Text Corp., 5.875%, 6/1/2026	3,320,000	3,386,400
	VMware, Inc., 2.30%, 8/21/2020	2,000,000	1,958,045
			43,292,414
	Technology Hardware & Equipment — 2.9%
	Communications Equipment — 1.0%
	Anixter, Inc. (Guaranty: Anixter International, Inc.), 5.125%, 10/1/2021	6,395,000	6,506,913
	Motorola Solutions, Inc., 4.60%, 2/23/2028	1,429,000	1,421,246
[i]	Telefonaktiebolaget LM Ericsson, 4.125%, 5/15/2022	3,490,000	3,437,959
	Electronic Equipment, Instruments & Components — 1.2%
	Ingram Micro, Inc., 5.45%, 12/15/2024	1,951,000	1,931,402
	Tech Data Corp., 4.95%, 2/15/2027	4,000,000	3,951,228
	Trimble, Inc., 4.75%, 12/1/2024	6,525,000	6,663,375
	Office Electronics — 0.7%
	CDW, LLC / CDW Finance Corp., 5.00%, 9/1/2025	2,000,000	1,965,000
	Lexmark International, Inc., 7.125%, 3/15/2020	1,797,000	1,469,047
	Pitney Bowes, Inc.,
	4.375%, 5/15/2022	1,000,000	906,590
	4.70%, 4/1/2023	4,000,000	3,600,000
			31,852,760
	Telecommunication Services — 4.0%
	Diversified Telecommunication Services — 2.1%
	AT&T, Inc., 3.90%, 3/11/2024	2,395,000	2,360,716
[g,i]	Deutsche Telekom International Finance B.V., 4.375%, 6/21/2028	4,000,000	3,968,351
[g,i]	Digicel Ltd., 6.00%, 4/15/2021	5,750,000	5,210,938
	Qwest Corp., 6.75%, 12/1/2021	3,700,000	3,937,179
[g]	Unison Ground Lease Funding, LLC, 5.78%, 3/15/2043	1,920,000	1,913,512
[g,i]	Videotron Ltd., 5.375%, 6/15/2024	6,000,000	6,142,500
	Wireless Telecommunication Services — 1.9%
[i]	America Movil SAB de C.V., 6.45%, 12/5/2022	120,000,000	5,523,556
[g,i]	Millicom International Cellular SA 5.125%, 1/15/2028	2,500,000	2,296,250
[g,i]	MTN Mauritius Investment Ltd., 4.755%, 11/11/2024	4,125,000	3,821,194
[g,i]	SK Telecom Co. Ltd., 3.75%, 4/16/2023	3,000,000	2,971,110
	WCP Issuer, LLC,
[f]	6.657%, 8/15/2043	386,000	413,800
[f]	7.143%, 8/15/2043	6,000,000	6,480,540
			45,039,646
	Transportation — 2.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Airlines — 2.0%
	American Airlines Pass Through Trust,
	Series 2013-2 Class A, 4.95%, 7/15/2024	$ 2,093,661	$ 2,157,832
[g]	Series 2013-2 Class B, 5.60%, 1/15/2022	10,151,786	10,361,167
	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.798%, 10/1/2022	2,867,116	3,031,975
[g,i]	Guanay Finance Ltd., 6.00%, 12/15/2020	3,201,349	3,209,352
	US Airways Pass Through Trust,
	Series 2010-1 Class A, 6.25%, 10/22/2024	1,096,173	1,172,905
	Series 2012-1 Class A, 5.90%, 4/1/2026	1,382,666	1,480,006
	US Airways Pass Through Trust, (MBIA Insurance Corp), Series 2001-1G, 7.076%, 9/20/2022	613,847	649,911
	Diversified Consumer Services — 0.3%
[g]	Laureate Education, Inc., 8.25%, 5/1/2025	3,000,000	3,200,640
			25,263,788
	Utilities — 3.7%
	Electric Utilities — 3.3%
	Avangrid, Inc., 3.15%, 12/1/2024	3,000,000	2,884,516
[g]	Duquesne Light Holdings, Inc., 6.40%, 9/15/2020	2,000,000	2,114,014
[g,i]	Electricite de France S.A., 4.60%, 1/27/2020	4,000,000	4,089,911
[g,i]	Enel Finance International N.V. (Guaranty: Enel S.p.A), 2.75%, 4/6/2023	3,000,000	2,791,790
	Entergy Texas, Inc., 3.45%, 12/1/2027	3,000,000	2,913,332
[g]	Jersey Central Power & Light Co., 4.30%, 1/15/2026	3,965,000	4,011,746
[g]	Midland Cogeneration Venture L.P., 6.00%, 3/15/2025	1,351,798	1,354,946
	PNM Resources, Inc., 3.25%, 3/9/2021	2,835,000	2,813,349
	Puget Energy, Inc.,
	5.625%, 7/15/2022	2,500,000	2,651,517
	6.50%, 12/15/2020	2,000,000	2,141,805
[d]	Sempra Energy, 2.598% (LIBOR 3 Month + 0.25%), 7/15/2019	3,000,000	3,000,658
[g,i]	State Grid Overseas Investment (2014) Ltd. (Guaranty: State Grid Corp. of China), 2.75%, 5/7/2019	4,000,000	3,987,080
[g,i]	State Grid Overseas Investment 2016 Ltd., 4.25%, 5/2/2028	2,000,000	2,004,380
	Gas Utilities — 0.4%
	NGL Energy Partners L.P. / NGL Energy Finance Corp., 6.875%, 10/15/2021	3,000,000	3,037,500
[g,i]	Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023	2,000,000	2,000,000
			41,796,544
	Total Corporate Bonds (Cost $691,830,959)		672,589,331
	Convertible Bonds — 1.9%
	Diversified Financials — 0.4%
	Consumer Finance — 0.4%
	EZCORP, Inc., 2.125%, 6/15/2019	4,784,000	4,842,709
			4,842,709
	Food, Beverage & Tobacco — 0.2%
	Tobacco — 0.2%
[j]	Vector Group Ltd., 1.75%, 4/15/2020	2,260,000	2,378,463
			2,378,463
	Media — 0.9%
	Media — 0.9%
[a]	Comcast Holdings Corp. (Guaranty: Comcast Corp.), 2.00%, 10/15/2029	18,000,000	10,081,620
			10,081,620
	Real Estate — 0.4%
	Equity Real Estate Investment Trusts — 0.4%
	VEREIT, Inc., 3.00%, 8/1/2018	3,890,000	3,890,066
			3,890,066
	Total Convertible Bonds (Cost $20,026,941)		21,192,858
	Municipal Bonds — 0.6%
	California Health Facilities Financing Authority, 7.875%, 2/1/2026	1,940,000	2,127,113
	City of Chicago IL GO, Series B, 7.045%, 1/1/2029	3,000,000	3,255,900
[a]	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	340,000	344,359

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	San Bernardino County Redevelopment Agency Successor Agency, 8.45%, 9/1/2030	$ 1,000,000	$ 1,085,220
	Total Municipal Bonds (Cost $6,249,066)		6,812,592
	Other Government — 0.3%
[d,g,i]	Seven & Seven Ltd. (Guaranty: Export-Import Bank of Korea), 3.259% (LIBOR 6 Month + 1.00%), 9/11/2019	3,300,000	3,285,743
	Total Other Government (Cost $3,292,651)		3,285,743
	Mortgage Backed — 0.7%
[j,n]	Federal Home Loan Mtg Corp. Multifamily Structured Pass Through Certificates IO, Series KIR1 Class X, 1.223%, 3/25/2026	36,879,824	2,425,044
[o]	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Series 2017-4 Class HT, 2.50%, 6/25/2057	1,856,372	1,794,441
	Federal Home Loan Mtg Corp., Whole Loan Securities, Series 2017-SC02 Class 2A1, 3.50%, 5/25/2047	741,319	741,208
	Federal National Mtg Assoc. CMO REMIC, Series 1994-37 Class L, 6.50%, 3/25/2024	1,601	1,696
	Federal National Mtg Assoc., Pool AS9733, 4.00%, 6/1/2047	2,796,711	2,873,839
[b,f]	Reilly 1997 A Mtg 1, 6.896%, 7/1/2020	118,641	118,641
	Total Mortgage Backed (Cost $8,094,323)		7,954,869
	Loan Participations — 4.4%
	Commercial & Professional Services — 0.6%
	Professional Services — 0.6%
[p]	Harland Clarke Holdings Corp., 7.084% (LIBOR 3 Month + 4.75%), 11/3/2023	3,723,533	3,618,045
	RGIS Services, LLC
[p]	9.594% (LIBOR 1 Month + 7.50%), 3/31/2023	1,654,937	1,530,817
[p]	9.834% (LIBOR 3 Month + 7.50%), 3/31/2023	489,106	452,423
[p]	9.953% (LIBOR 3 Month + 7.50%), 3/31/2023	292,133	270,222
[p]	10.001% (LIBOR 6 Month + 7.50%), 3/31/2023	781,238	722,646
			6,594,153
	Consumer Services — 0.3%
	Hotels, Restaurants & Leisure — 0.3%
[p]	Hanjin International Corp., 4.855% (LIBOR 3 Month + 2.50%), 10/18/2020	3,500,000	3,495,625
			3,495,625
	Diversified Financials — 0.3%
	Diversified Financial Services — 0.3%
[i,p]	Stena International Sarl, 5.34% (LIBOR 3 Month + 3.00%), 3/3/2021	3,146,983	3,039,986
			3,039,986
	Energy — 0.6%
	Oil, Gas & Consumable Fuels — 0.6%
[p]	Citgo Petroleum Corp., 5.808% (LIBOR 3 Month + 3.50%), 7/29/2021	4,488,372	4,493,983
[b,m]	Malamute Energy, Inc., 0.383%, 11/22/2022	14,644	14,644
[p]	McDermott Technology Americas, Inc., 7.094% (LIBOR 1 Month + 5.00%), 5/10/2025	1,995,000	2,002,481
			6,511,108
	Healthcare Equipment & Services — 0.3%
	Health Care Providers & Services — 0.3%
[p]	Prospect Medical Holdings, Inc., 7.50% (LIBOR 1 Month + 5.50%), 2/22/2024	3,635,389	3,626,300
			3,626,300
	Household & Personal Products — 0.2%
	Household Products — 0.2%
[p]	Energizer Holdings, Inc., 4.00% (LIBOR 1 Month + 2.00%), 6/30/2022	2,468,274	2,466,226
			2,466,226
	Materials — 0.3%
	Containers & Packaging — 0.3%
	Crown Americas, LLC,
[p]	2.375% (EURIBOR + 2.37%), 1/29/2025	1,000,000	1,162,790
[p]	4.312% (LIBOR 3 Month + 2.00%), 1/29/2025	1,500,000	1,499,370
			2,662,160
	Media — 0.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Media — 0.7%
[p]	ABG Intermediate Holdings 2, LLC, 9.844% (LIBOR 1 Month + 7.75%), 9/29/2025	$ 3,000,000	$ 2,996,250
[p]	Lamar Media Corp., 3.875% (LIBOR 1 Month + 1.75%), 3/14/2025	4,987,500	4,981,266
			7,977,516
	Retailing — 0.1%
	Specialty Retail — 0.1%
	Office Depot, Inc.,
[p]	9.046% (LIBOR 1 Month + 7.00%), 11/8/2022	1,350,000	1,380,375
[p]	9.341% (LIBOR 3 Month + 7.00%), 11/8/2022	75,000	76,688
			1,457,063
	Software & Services — 0.5%
	Information Technology Services — 0.4%
[p]	Cypress Intermediate Holdings III, Inc., 8.844% (LIBOR 1 Month + 6.75%), 4/27/2025	1,000,000	996,670
[p]	NeuStar, Inc. 4.594% (LIBOR 1 Month + 2.50%), 1/8/2020	565,015	565,156
[p]	VeriFone Inc., 4.10% (LIBOR 1 Month + 2.00%), 1/31/2025	2,992,500	2,980,021
	Internet Software & Services — 0.1%
[p]	CareerBuilder, LLC, 9.084% (LIBOR 3 Month + 6.75%), 7/31/2023	1,221,568	1,219,528
			5,761,375
	Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
[p]	Colorado Buyer, Inc., 9.61% (LIBOR 3 Month + 7.25%), 5/1/2025	3,000,000	2,988,750
[i,p]	Intelsat Jackson Holdings S.A., 6.603% (LIBOR 1 Month + 4.50%), 1/2/2024	2,000,000	2,073,120
			5,061,870
	Transportation — 0.0%
	Airlines — 0.0%
[b,c,f,k,p]	OS Two, LLC, 10.00%, 12/15/2020	654,564	324,009
			324,009
	Total Loan Participations (Cost $49,200,997)		48,977,391
	Short-Term Investments — 10.2%
[q]	Thornburg Capital Management Fund	11,395,114	113,951,143
	Total Short-Term Investments (Cost $113,951,143)		113,951,143
	Total Investments — 99.4% (Cost $1,128,871,675)		$1,108,973,641
	Other Assets Less Liabilities — 0.6%		6,170,843
	Net Assets — 100.0%		$1,115,144,484

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2018
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	SSB	Sell	1,442,300	1/22/2019	1,711,850	$ —	$ (14,407)
Euro	SSB	Sell	1,409,900	1/22/2019	1,673,395	—	(8,210)

Total						—	$ (22,617)

Net unrealized appreciation/depreciation							$ (22,617)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Illiquid Security.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
c	Non-income producing.
d	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2018.
e	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

f	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and illiquid. As of June 30, 2018, the aggregate value of these securities in the Fund’s portfolio was $14,696,431, representing 1.32% of the Fund’s net assets. Additional information is as follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Centaur Funding Corp., 9.08%, 4/21/2020	1/22/2014	$ 2,908,487	$ 2,671,550	0.2%
Citicorp Lease Pass-Through Trust 1999-1, 8.04%, 12/15/2019	12/31/2008	181,202	198,430	0.0
Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	8/08/2014	1,100,236	45,660	0.0
WCP Issuer, LLC, 6.657%, 8/15/2043	6/23/2016	356,857	413,800	0.0
WCP Issuer, LLC, 7.143%, 8/15/2043	8/01/2013	6,000,000	6,480,540	0.6
Fairway Outdoor Funding, LLC, 8.835%, 10/15/2042	10/19/2012	3,000,000	3,034,101	0.3
JPR Royalty Sub, LLC, 14.00%, 9/01/2020	3/01/2011	2,000,000	1,000,000	0.1
Northwind Holdings, LLC, 3.08%, 12/01/2037	1/29/2010	373,823	409,700	0.0
OS Two, LLC, 10.00%, 12/15/2020	12/04/2015	438,169	324,009	0.0
Reilly 1997 A Mtg 1, 6.896%, 7/01/2020	3/07/2013	119,833	118,641	0.0

g	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the aggregate value of these securities in the Fund’s portfolio was $547,270,218, representing 49.08% of the Fund’s net assets.
h	Segregated as collateral for a when-issued security.
i	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
j	Variable rate coupon, rate shown as of June 30, 2018
k	Bond in default.
l	When-issued security.
m	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2018.
n	Interest Only
o	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
p	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2018.
q	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FCB	Farm Credit Bank
GO	General Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
SPV	Special Purpose Vehicle
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Strategic Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Corporate Bonds	$ 672,589,331	$ —	$ 672,543,671	$ 45,660
Convertible Bonds	21,192,858	—	21,192,858	—
Asset Backed Securities	217,114,726	—	206,862,278	10,252,448
Mortgage Backed	7,954,869	—	7,836,228	118,641
Preferred Stock(a)	17,086,095	3,747,045	13,339,050	—
Common Stock(a)	8,893	—	—	8,893
Municipal Bonds	6,812,592	—	6,812,592	—
Loan Participations	48,977,391	—	48,638,738	338,653
Other Government	3,285,743	—	3,285,743	—
Short Term Investment	113,951,143	113,951,143	—	—
Total Investments in Securities	$ 1,108,973,641	$ 117,698,188	$ 980,511,158	$ 10,764,295(b)

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Other Financial Instruments**
Spot Currency	$ 11,236	$ 11,236	$ —	$ —
Liabilities
Other Financial Instruments
Forward Currency Contracts	$ (22,617)	$ —	$ (22,617)	$ —

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
(a)	At June 30, 2018, industry classifications for Common Stock and Preferred Stock in level 2 and Level 3 consist of $9,525,000 in Banks, $8,893 in Energy, $1,142,500 in Miscellaneous, and $2,671,550 Telecommunication Services.
(b)	In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, unadjusted broker quotes were applied to $xxxxx portfolio securities characterized as Level 3 investments at June 30, 2018. The following table displays a summary of the valuation techniques and unobservable inputs used to value portfolio securities characterized as Level 3 investments, where no unadjusted broker quotes were available at June 30, 2018:

	FAIR VALUE AT JUNE 30, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Common Stock	$ 8,893	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$10.50/(N/A)
Asset-Backed Securities	4,638,504	Discounted cash flows	Third party vendor projection of discounted cash flows	2.7%-7.0%/(4.79%)
	5,613,944	Cost basis	Cost basis	$99.99-$100.04/(N/A)
Corporate Bond	45,660	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$4.15/(N/A)
Loan Participations	324,009	Discounted cash flows	Third party vendor projection of discounted cash flows	30.0%/(N/A)
	14,644	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	$100.00/(N/A)
Mortgage Backed	118,641	Unadjusted broker quote	Unadjusted broker quote	$100.00/(N/A)
Total	$10,764,295
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels 1 and 2 for the period ended June 30, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2018 is as follows:
	COMMON STOCK	PREFERRED STOCK	ASSET BACKED SECURITIES	CORPORATE BONDS	MORTGAGE BACKED	LOAN PARTICIPATIONS	TOTAL (a)
Beginning Balance 9/30/2017	$ 8,893	$ 2,543,121	$ 7,008,072	$ 2,045,660	$ 188,343	$ 545,640	$ 12,339,729
Accrued Discounts (Premiums)	–	–	2,361	–	(511)	–	1,850
Net Realized Gain (Loss)	–	–	28,117	–	(838)	–	27,279
Gross Purchases	–	3,109,509	6,501,090	–	–	165	9,610,764
Gross Sales	–	(2,609,497)	(3,102,272)	–	(69,702)	(18,644)	(5,800,115)
Net Change in Unrealized Appreciation (Depreciation)	–	(127)	(184,920)	–	1,349	(188,508)	(372,206)
Transfers into Level 3(b)	–	–	–	–	–	–	–
Transfers out of Level 3(b)	–	(3,043,006)	–	(2,000,000)	–	–	(5,043,006)
Ending Balance 6/30/2018	$ 8,893	$ –	$ 10,252,448	$ 45,660	$ 118,641	$ 338,653	$ 10,764,295

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

(a)	Level 3 investments represent 0.97% of total net assets at the period ended June 30, 2018. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.
(b)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2018. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/17	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/18	Dividend Income	ROC Adjustment
Thornburg Capital Management Fund	$119,020,538	$246,980,480	$(252,049,875)	$-	$-	$113,951,143	$1,593,321	$-
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2018, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended June 30, 2018 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.
The monthly average value of open sell currency contracts for the period ended June 30, 2018 was $2,476,076. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.
As of the period ended June 30, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.
Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2018 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2018 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $22,617. The Fund’s forward currency

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Strategic Income Fund	June 30, 2018 (Unaudited)

contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

SCHEDULE OF INVESTMENTS
Thornburg Value Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 94.5%
	Banks — 6.8%
	Banks — 6.8%
	Citigroup, Inc.	391,156	$ 26,176,160
	JPMorgan Chase & Co.	382,211	39,826,386
			66,002,546
	Capital Goods — 1.1%
	Machinery — 1.1%
	ITT, Inc.	199,263	10,415,477
			10,415,477
	Commercial & Professional Services — 1.2%
	Commercial Services & Supplies — 1.2%
	ADT, Inc.	1,337,401	11,568,519
			11,568,519
	Consumer Durables & Apparel — 3.3%
	Household Durables — 1.8%
[a]	TRI Pointe Group, Inc.	1,106,635	18,104,548
	Leisure Products — 1.5%
	Acushnet Holdings Corp.	304,607	7,450,687
	Callaway Golf Co.	369,440	7,008,277
			32,563,512
	Consumer Services — 3.9%
	Hotels, Restaurants & Leisure — 3.9%
	Aramark	377,512	14,005,695
	Domino’s Pizza Group plc	1,442,490	6,604,028
	Starbucks Corp.	355,700	17,375,945
			37,985,668
	Diversified Financials — 8.9%
	Capital Markets — 3.8%
	Apollo Global Management, LLC Class A	449,130	14,313,773
	Oaktree Capital Group, LLC	555,021	22,561,604
	Consumer Finance — 1.8%
	Capital One Financial Corp.	155,513	14,291,644
	Navient Corp.	227,061	2,958,605
	Diversified Financial Services — 1.0%
[a]	AXA Equitable Holdings, Inc.	469,490	9,676,189
	Mortgage Real Estate Investment Trusts — 2.3%
	PennyMac Mortgage Investment Trust	1,207,530	22,930,995
			86,732,810
	Energy — 8.2%
	Energy Equipment & Services — 1.1%
[a]	McDermott International, Inc.	510,510	10,031,522
	Oil, Gas & Consumable Fuels — 7.1%
	Devon Energy Corp.	637,700	28,033,292
	Enterprise Products Partners L.P.	1,072,386	29,672,920
	Teekay LNG Partners L.P.	691,542	11,652,483
			79,390,217
	Food & Staples Retailing — 4.8%
	Food & Staples Retailing — 4.8%
[a]	US Foods Holding Corp.	1,227,123	46,409,792
			46,409,792
	Food, Beverage & Tobacco — 3.1%
	Food Products — 3.1%
[a]	Nomad Foods Ltd.	1,588,024	30,474,180
			30,474,180

SCHEDULE OF INVESTMENTS, Continued
Thornburg Value Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Healthcare Equipment & Services — 3.7%
	Health Care Equipment & Supplies — 2.9%
	Medtronic plc	334,237	$ 28,614,030
	Health Care Technology — 0.8%
[a]	Evolent Health, Inc. Class A	374,190	7,876,699
			36,490,729
	Insurance — 3.3%
	Insurance — 3.3%
	Assured Guaranty Ltd.	899,585	32,142,172
			32,142,172
	Materials — 4.2%
	Containers & Packaging — 4.2%
[a]	Owens-Illinois, Inc.	555,500	9,337,955
	RPC Group plc	3,210,999	31,706,602
			41,044,557
	Media — 2.4%
	Media — 2.4%
	Comcast Corp. Class A	711,400	23,341,034
			23,341,034
	Pharmaceuticals, Biotechnology & Life Sciences — 10.2%
	Biotechnology — 5.8%
[a]	Alkermes plc	443,152	18,240,136
	Gilead Sciences, Inc.	533,439	37,788,819
	Life Sciences Tools & Services — 4.1%
	Thermo Fisher Scientific, Inc.	195,210	40,435,799
	Pharmaceuticals — 0.3%
[a]	Akorn, Inc.	165,574	2,746,873
			99,211,627
	Retailing — 4.0%
	Internet & Direct Marketing Retail — 1.0%
	Expedia Group, Inc.	75,856	9,117,133
	Specialty Retail — 3.0%
[a]	CarMax, Inc.	160,566	11,700,444
[a]	O’Reilly Automotive, Inc.	64,417	17,622,559
			38,440,136
	Software & Services — 9.4%
	Information Technology Services — 1.2%
	Cognizant Technology Solutions Corp. Class A	153,844	12,152,137
	Internet Software & Services — 6.8%
[a]	Alphabet, Inc. Class C	33,858	37,773,678
[a]	Facebook, Inc. Class A	146,684	28,503,635
	Software — 1.4%
	Activision Blizzard, Inc.	172,521	13,166,803
			91,596,253
	Technology Hardware & Equipment — 11.0%
	Communications Equipment — 4.1%
[a]	ARRIS International plc	587,364	14,358,113
[a]	Casa Systems, Inc.	496,201	8,102,962
[a]	EchoStar Corp. Class A	166,700	7,401,480
[a]	Palo Alto Networks, Inc.	49,740	10,220,078
	Electronic Equipment, Instruments & Components — 1.6%
[a]	Flex Ltd.	1,090,901	15,392,613
	Technology Hardware, Storage & Peripherals — 5.3%
	Apple, Inc.	103,838	19,221,452
	HP, Inc.	867,177	19,676,246
[a]	Pure Storage, Inc. Class A	512,165	12,230,501

SCHEDULE OF INVESTMENTS, Continued
Thornburg Value Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
			106,603,445
	Telecommunication Services — 2.4%
	Wireless Telecommunication Services — 2.4%
	China Mobile Ltd.	2,674,772	$ 23,762,569
			23,762,569
	Transportation — 1.6%
	Air Freight & Logistics — 1.6%
	United Parcel Service, Inc. Class B	151,101	16,051,459
			16,051,459
	Utilities — 1.0%
	Electric Utilities — 1.0%
	Fortis, Inc.	302,670	9,649,119
			9,649,119
	Total Common Stock (Cost $716,861,284)		919,875,821
	Short-Term Investments — 6.1%
[b]	Thornburg Capital Management Fund	5,969,906	59,699,060
	Total Short-Term Investments (Cost $59,699,060)		59,699,060
	Total Investments — 100.6% (Cost $776,560,344)		$979,574,881
	Liabilities Net of Other Assets — (0.6)%		(6,297,746)
	Net Assets — 100.0%		$973,277,135

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2018
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	18,142,700	8/8/2018	23,982,679	$ 775,793	$ —
Great Britain Pound	SSB	Buy	3,718,500	8/8/2018	4,915,453	—	(74,822)
Euro	SSB	Sell	22,758,400	8/29/2018	26,688,639	207,352	—

Total						$ 983,145	$ (74,822)

Net unrealized appreciation/depreciation						$ 908,323

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Value Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Value Fund	June 30, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 919,875,821	$ 919,875,821	$ —	$ —
Short Term Investment	59,699,060	59,699,060	—	—
Total Investments in Securities	$ 979,574,881	$ 979,574,881	$ —	$ —
Other Financial Instruments**
Forward Currency Contracts	$ 983,145	$ —	$ 983,145	$ —
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$ (74,822)	$ —	$ (74,822)	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Value Fund	June 30, 2018 (Unaudited)

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/17	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/18	Dividend Income	ROC Adjustment
Thornburg Capital Management Fund	$92,220,297	$211,675,796	$(244,197,033)	$-	$-	$59,699,060	$834,885	$-
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2018, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended June 30, 2018 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.
The monthly average value of open sell currency contracts for the period ended June 30, 2018 was $42,450,218. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.
As of the period ended June 30, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
The outstanding forward currency contracts in the foregoing table were entered into with State Street Bank and Trust Company (“SSB”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with SSB does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Value Fund	June 30, 2018 (Unaudited)

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with SSB, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2018 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2018 is $908,323, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

SCHEDULE OF INVESTMENTS
Thornburg International Value Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 94.7%
	Banks — 9.7%
	Banks — 9.7%
	Barclays plc	56,730,244	$ 141,503,857
[a]	Commerzbank AG	13,539,433	129,826,996
	UniCredit S.p.A.	12,504,044	208,753,377
			480,084,230
	Capital Goods — 7.0%
	Building Products — 1.8%
	Cie de Saint-Gobain	1,775,524	79,351,198
	Daikin Industries Ltd.	103,978	12,462,521
	Construction & Engineering — 5.2%
	Ferrovial S.A.	6,902,866	141,675,011
	Vinci S.A.	1,192,822	114,725,631
			348,214,361
	Consumer Durables & Apparel — 2.3%
	Household Durables — 1.2%
	Midea Group Co. Ltd.	7,413,878	58,435,499
	Textiles, Apparel & Luxury Goods — 1.1%
	adidas AG	256,033	55,897,179
			114,332,678
	Consumer Services — 2.9%
	Diversified Consumer Services — 2.9%
[a]	TAL Education Group ADR	3,890,618	143,174,742
			143,174,742
	Diversified Financials — 3.6%
	Capital Markets — 3.6%
	Credit Suisse Group AG	11,715,595	176,863,723
			176,863,723
	Energy — 13.1%
	Energy Equipment & Services — 3.0%
	Halliburton Co.	3,321,318	149,658,589
	Oil, Gas & Consumable Fuels — 10.1%
	China Petroleum & Chemical Corp. Class H	198,241,988	177,128,115
	Reliance Industries Ltd.	10,411,842	147,891,770
	Royal Dutch Shell plc Sponsored ADR Class A	2,514,204	174,058,343
			648,736,817
	Food, Beverage & Tobacco — 7.1%
	Food Products — 5.6%
[a]	BRF S.A.	7,197,463	33,426,907
	Danone S.A.	1,679,891	123,336,904
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	28,117,699	118,492,167
	Tobacco — 1.5%
	British American Tobacco plc Sponsored ADR	1,517,227	76,544,102
			351,800,080
	Healthcare Equipment & Services — 2.8%
	Health Care Providers & Services — 2.8%
	Fresenius SE & Co. KGaA	1,707,027	137,150,472
			137,150,472
	Household & Personal Products — 1.8%
	Household Products — 1.8%
	Reckitt Benckiser Group plc	1,095,524	90,204,604
			90,204,604
	Insurance — 7.5%
	Insurance — 7.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	AXA S.A.	3,071,315	$ 75,374,116
	NN Group N.V.	3,105,471	126,349,667
	Ping An Insurance Group Co. of China Ltd. Class H	18,604,917	171,213,802
			372,937,585
	Materials — 4.2%
	Chemicals — 2.2%
	Shin-Etsu Chemical Co. Ltd.	1,249,167	111,394,353
	Construction Materials — 2.0%
	LafargeHolcim Ltd.	2,028,366	99,093,555
			210,487,908
	Media — 0.5%
	Media — 0.5%
[a]	Liberty Global plc	975,309	25,952,972
			25,952,972
	Pharmaceuticals, Biotechnology & Life Sciences — 3.6%
	Pharmaceuticals — 3.6%
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	3,026,109	73,594,971
	Yunnan Baiyao Group Co. Ltd. Class A	6,550,897	105,758,825
			179,353,796
	Retailing — 1.8%
	Specialty Retail — 1.8%
	Industria de Diseno Textil S.A.	796,219	27,206,667
	Kingfisher plc	16,632,949	65,195,486
			92,402,153
	Semiconductors & Semiconductor Equipment — 4.3%
	Semiconductors & Semiconductor Equipment — 4.3%
	ams AG	703,581	52,418,667
	Infineon Technologies AG	6,317,808	161,060,349
			213,479,016
	Software & Services — 5.2%
	Internet Software & Services — 2.2%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	126,071	23,389,953
	Tencent Holdings Ltd.	1,699,905	85,324,588
	Software — 3.0%
	SAP SE	1,305,665	150,874,567
			259,589,108
	Technology Hardware & Equipment — 1.8%
	Electronic Equipment, Instruments & Components — 1.8%
	Omron Corp.	1,910,794	89,227,340
			89,227,340
	Telecommunication Services — 5.2%
	Diversified Telecommunication Services — 3.2%
	China Unicom Hong Kong Ltd.	124,953,427	156,080,298
	Wireless Telecommunication Services — 2.0%
	SoftBank Group Corp.	1,403,858	101,097,049
			257,177,347
	Transportation — 3.2%
	Road & Rail — 3.2%
	Canadian Pacific Railway Ltd.	872,642	159,710,939
			159,710,939
	Utilities — 7.1%
	Electric Utilities — 6.1%
	Electricite de France S.A.	16,671,216	229,340,654
	Iberdrola S.A.	9,475,850	73,300,507
	Multi-Utilities — 1.0%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Veolia Environnement S.A.	2,307,296	$ 49,389,457
			352,030,618
	Total Common Stock (Cost $4,271,382,594)		4,702,910,489
	Short-Term Investments — 5.6%
[b]	Thornburg Capital Management Fund	27,652,848	276,528,479
	Total Short-Term Investments (Cost $276,528,479)		276,528,479
	Total Investments — 100.3% (Cost $4,547,911,073)		$4,979,438,968
	Liabilities Net of Other Assets — (0.3)%		(14,218,717)
	Net Assets — 100.0%		$4,965,220,251

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2018
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Euro	CBK	Sell	164,296,100	9/25/2018	193,076,496	$ —	$ (1,076,788)
Euro	CBK	Sell	155,575,300	9/25/2018	182,828,040	—	(293,096)

Total						—	$ (1,369,884)

Net unrealized appreciation/depreciation							$ (1,369,884)

*	Counterparty includes Citibank N.A. ("CBK").

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Value Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Value Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	June 30, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 4,702,910,489	$ 4,702,910,489	$ —	$ —
Short Term Investment	276,528,479	276,528,479	—	—
Total Investments in Securities	$ 4,979,438,968	$ 4,979,438,968	$ —	$ —
Other Financial Instruments**
Spot Currency	$ 52,529	$ 52,529	$ —	$ —
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$ (1,369,884)	$ —	$ (1,369,884)	$ —
Spot Currency	(1,892)	(1,892)	—	—
Total Other Financial Instruments	$ (1,371,776)	$ (1,892)	$ (1,369,884)	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	June 30, 2018 (Unaudited)

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/17	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/18	Dividend Income	ROC Adjustment
Thornburg Capital Management Fund	$244,716,904	$1,414,856,373	$(1,383,044,798)	$-	$-	$276,528,479	$2,272,353	$-
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2018, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended June 30, 2018 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.
The monthly average value of open sell currency contracts for the period ended June 30, 2018 was $492,073,589. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.
As of the period ended June 30, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
The outstanding forward currency contracts in the foregoing table were entered into with Citibank N.A. (“CBK”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with SSB, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with CBK does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Value Fund	June 30, 2018 (Unaudited)

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with CBK, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2018 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2018 is $0, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $1,369,884. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

SCHEDULE OF INVESTMENTS
Thornburg Core Growth Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 93.5%
	Banks — 4.3%
	Banks — 4.3%
	JPMorgan Chase & Co.	152,434	$ 15,883,623
[a]	SVB Financial Group	46,197	13,339,846
			29,223,469
	Consumer Durables & Apparel — 1.6%
	Household Durables — 1.6%
	DR Horton, Inc.	258,164	10,584,724
			10,584,724
	Consumer Services — 3.3%
	Hotels, Restaurants & Leisure — 3.3%
	Las Vegas Sands Corp.	296,200	22,617,832
			22,617,832
	Diversified Financials — 6.1%
	Capital Markets — 6.1%
	Affiliated Managers Group, Inc.	103,465	15,382,142
	Charles Schwab Corp.	254,500	13,004,950
	CME Group, Inc.	81,050	13,285,716
			41,672,808
	Energy — 3.4%
	Oil, Gas & Consumable Fuels — 3.4%
[a]	Concho Resources, Inc.	77,309	10,695,700
	Pioneer Natural Resources Co.	65,924	12,475,458
			23,171,158
	Food, Beverage & Tobacco — 6.9%
	Beverages — 4.6%
	Fomento Economico Mexicano SAB de CV Sponsored ADR	169,000	14,836,510
[a]	Monster Beverage Corp.	288,525	16,532,482
	Food Products — 2.3%
	Kerry Group plc Class A	149,820	15,676,398
			47,045,390
	Healthcare Equipment & Services — 7.6%
	Health Care Equipment & Supplies — 5.6%
[a]	DexCom, Inc.	179,356	17,035,233
[a]	Inogen, Inc.	37,550	6,996,691
[a]	Nevro Corp.	174,103	13,902,125
	Health Care Providers & Services — 2.0%
[a]	DaVita, Inc.	201,007	13,957,926
			51,891,975
	Materials — 2.1%
	Chemicals — 2.1%
	CF Industries Holdings, Inc.	320,001	14,208,044
			14,208,044
	Media — 3.9%
	Media — 3.9%
	Comcast Corp. Class A	550,763	18,070,534
[a]	Criteo S.A. Sponsored ADR	267,005	8,771,114
			26,841,648
	Pharmaceuticals, Biotechnology & Life Sciences — 6.1%
	Biotechnology — 4.7%
[a]	Alexion Pharmaceuticals, Inc.	114,625	14,230,694
[a]	Alkermes plc	199,692	8,219,322
	Gilead Sciences, Inc.	136,300	9,655,492
	Pharmaceuticals — 1.4%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Growth Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Bayer AG	83,152	$ 9,161,848
			41,267,356
	Retailing — 12.1%
	Internet & Direct Marketing Retail — 9.4%
[a]	Amazon.com, Inc.	14,976	25,456,205
[a]	Booking Holdings, Inc.	6,496	13,167,977
	Expedia Group, Inc.	123,576	14,852,599
[a]	Netflix, Inc.	26,829	10,501,675
	Specialty Retail — 2.7%
	TJX Companies, Inc.	191,842	18,259,522
			82,237,978
	Software & Services — 32.8%
	Information Technology Services — 12.0%
[a]	FleetCor Technologies, Inc.	107,656	22,677,737
[a]	PayPal Holdings, Inc.	178,704	14,880,682
	Visa, Inc. Class A	212,746	28,178,208
[a]	Worldpay, Inc. Class A	194,621	15,916,105
	Internet Software & Services — 10.3%
[a]	Alphabet, Inc. Class C	18,729	20,895,009
	Auto Trader Group plc	2,250,674	12,650,627
[a]	Facebook, Inc. Class A	114,662	22,281,120
[a]	Wix.com Ltd.	141,507	14,193,152
	Software — 10.5%
	Activision Blizzard, Inc.	190,300	14,523,696
[a]	Globant S.A.	190,509	10,819,006
[a]	Pivotal Software, Inc.	350,000	8,494,500
[a]	Proofpoint, Inc.	63,603	7,334,062
[a]	ServiceNow, Inc.	78,712	13,575,459
[a]	Splunk, Inc.	87,374	8,659,637
[a]	Workday, Inc. Class A	64,828	7,851,967
			222,930,967
	Technology Hardware & Equipment — 3.3%
	Communications Equipment — 1.6%
[a]	Palo Alto Networks, Inc.	54,675	11,234,072
	Technology Hardware, Storage & Peripherals — 1.7%
	Apple, Inc.	62,522	11,573,448
			22,807,520
	Total Common Stock (Cost $411,169,132)		636,500,869
	Short-Term Investments — 7.0%
[b]	Thornburg Capital Management Fund	4,726,474	47,264,744
	Total Short-Term Investments (Cost $47,264,744)		47,264,744
	Total Investments — 100.5% (Cost $458,433,876)		$683,765,613
	Liabilities Net of Other Assets — (0.5)%		(3,267,216)
	Net Assets — 100.0%		$680,498,397

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Core Growth Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Core Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently has six classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” and “Class R5”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Growth Fund	June 30, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 636,500,869	$ 636,500,869	$ —	$ —
Short Term Investment	47,264,744	47,264,744	—	—
Total Investments in Securities	$ 683,765,613	$ 683,765,613	$ —	$ —

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Core Growth Fund	June 30, 2018 (Unaudited)

NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/17	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/18	Dividend Income	ROC Adjustment
Thornburg Capital Management Fund	$15,059,338	$209,274,705	$(177,069,299)	$-	$-	$47,264,744	$509,782	$-
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. Additionally, the Fund’s risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.
During the period ended June 30, 2018, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 90.2%
	Banks — 2.0%
	Banks — 1.2%
[a]	Commerzbank AG	2,188,171	$ 20,981,947
	Thrifts & Mortgage Finance — 0.8%
	Housing Development Finance Corp. Ltd.	550,469	15,330,218
			36,312,165
	Commercial & Professional Services — 1.8%
	Commercial Services & Supplies — 1.8%
	Edenred	1,045,547	33,039,984
			33,039,984
	Consumer Durables & Apparel — 1.9%
	Textiles, Apparel & Luxury Goods — 1.9%
	adidas AG	154,601	33,752,523
			33,752,523
	Consumer Services — 12.1%
	Diversified Consumer Services — 1.5%
[a]	TAL Education Group ADR	767,738	28,252,759
	Hotels, Restaurants & Leisure — 10.6%
	Alsea SAB de CV	4,554,851	15,691,791
	Domino’s Pizza Enterprises Ltd.	237,272	9,169,474
	Domino’s Pizza Group plc	8,896,356	40,729,425
	Evolution Gaming Group AB	101,221	6,294,705
	Galaxy Entertainment Group Ltd.	6,016,834	46,589,511
	Merlin Entertainments plc	3,305,114	16,867,567
	MGM China Holdings Ltd.	11,438,000	26,533,547
	Sands China Ltd.	5,422,200	28,992,211
			219,120,990
	Diversified Financials — 4.8%
	Capital Markets — 4.8%
	Hargreaves Lansdown plc	817,950	21,282,143
	Japan Exchange Group, Inc.	1,781,213	33,125,752
	St James’s Place plc	2,155,478	32,642,853
			87,050,748
	Energy — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
	Royal Dutch Shell plc Class A	1,091,445	37,944,529
			37,944,529
	Food & Staples Retailing — 0.5%
	Food & Staples Retailing — 0.5%
	PriceSmart, Inc.	105,586	9,555,533
			9,555,533
	Food, Beverage & Tobacco — 9.0%
	Beverages — 2.4%
	Fomento Economico Mexicano SAB de CV Sponsored ADR	502,019	44,072,248
	Food Products — 3.5%
	Danone S.A.	367,364	26,971,713
	Kerry Group plc Class A	336,048	35,162,343
	Tobacco — 3.1%
	British American Tobacco plc	537,828	27,185,292
	ITC Ltd.	7,561,419	29,245,801
			162,637,397
	Healthcare Equipment & Services — 3.9%
	Health Care Equipment & Supplies — 1.3%
	Essilor International Cie Generale d’Optique S.A.	164,500	23,225,265

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Health Care Providers & Services — 2.6%
	Fresenius Medical Care AG & Co. KGaA	465,745	$ 46,981,825
			70,207,090
	Household & Personal Products — 1.9%
	Personal Products — 1.9%
	Kose Corp.	158,100	34,086,140
			34,086,140
	Media — 1.0%
	Media — 1.0%
[a]	Criteo S.A. Sponsored ADR	577,757	18,979,317
			18,979,317
	Pharmaceuticals, Biotechnology & Life Sciences — 8.8%
	Biotechnology — 1.4%
	Grifols S.A.	851,938	25,648,347
	Life Sciences Tools & Services — 1.5%
	Lonza Group AG	101,300	26,954,004
	Pharmaceuticals — 5.9%
	AstraZeneca plc	647,827	44,911,573
	Bayer AG	418,758	46,139,565
	Yunnan Baiyao Group Co. Ltd. Class A	958,969	15,481,763
			159,135,252
	Retailing — 11.9%
	Internet & Direct Marketing Retail — 9.8%
[a]	ASOS plc	389,372	31,356,584
[a]	Booking Holdings, Inc.	10,427	21,136,467
[a]	Boozt AB	2,291,851	18,628,046
[a]	Ctrip.com International Ltd. ADR	652,300	31,069,049
	Start Today Co. Ltd.	1,040,000	37,714,854
[a]	Zalando SE	668,373	37,363,780
	Multiline Retail — 2.1%
	B&M European Value Retail S.A.	6,916,508	36,886,509
			214,155,289
	Software & Services — 26.6%
	Information Technology Services — 10.6%
	Cielo S.A.	3,933,863	16,767,701
	Mastercard, Inc. Class A	191,047	37,544,556
	Visa, Inc. Class A	282,380	37,401,231
	Wirecard AG	333,610	53,743,908
[a]	Worldpay, Inc. Class A	557,876	45,368,163
	Internet Software & Services — 16.0%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	189,340	35,128,250
	Auto Trader Group plc	7,863,297	44,198,155
[a]	Baidu, Inc. Sponsored ADR	144,732	35,169,876
	carsales.com Ltd.	2,733,510	30,586,765
[a]	Just Eat plc	4,265,814	43,856,220
[a]	Mercari, Inc.	377,765	15,473,642
	NetEnt AB	2,013,270	10,766,811
	Tencent Holdings Ltd.	719,500	36,114,395
[a]	Yandex N.V. Class A	1,061,242	38,098,588
			480,218,261
	Transportation — 1.9%
	Airlines — 1.9%
[a]	Ryanair Holdings plc Sponsored ADR	294,334	33,621,773
			33,621,773
	Total Common Stock (Cost $1,313,704,598)		1,629,816,991
	Short-Term Investments — 9.5%
[b]	Thornburg Capital Management Fund	17,069,268	170,692,684

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	June 30, 2018 (Unaudited)

	SHARES/ PRINCIPAL AMOUNT	VALUE
Total Short-Term Investments (Cost $170,692,684)		170,692,684
Total Investments — 99.7% (Cost $1,484,397,282)		$1,800,509,675
Other Assets Less Liabilities — 0.3%		5,546,955
Net Assets — 100.0%		$1,806,056,630

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2018
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	BBH	Sell	40,515,800	7/9/2018	53,484,636	$ 1,003,442	$ —

Net unrealized appreciation/depreciation						$ 1,003,442

*	Counterparty includes Brown Brothers Harriman & Co. ("BBH").

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	June 30, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 1,629,816,991	$ 1,629,816,991	$ —	$ —
Short Term Investment	170,692,684	170,692,684	—	—
Total Investments in Securities	$ 1,800,509,675	$ 1,800,509,675	$ —	$ —
Other Financial Instruments**
Forward Currency Contracts	$ 1,003,442	$ —	$ 1,003,442	$ —
Liabilities
Other Financial Instruments**
Spot Currency	$ (214)	$ (214)	$ —	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	June 30, 2018 (Unaudited)

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/17	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/18	Dividend Income	ROC Adjustment
Thornburg Capital Management Fund	$113,407,454	$436,205,473	$(378,920,243)	$-	$-	$170,692,684	$1,723,251	$-
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2018, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended June 30, 2018 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.
The monthly average value of open sell currency contracts for the period ended June 30, 2018 was $82,101,868. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.
As of the period ended June 30, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
The outstanding forward currency contracts in the foregoing table were entered into with Brown Brothers Harriman & Co. (“BBH”), pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. In the event of a default or termination under the ISDA Master Agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with BBH does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	June 30, 2018 (Unaudited)

Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, and because all of the Fund’s outstanding currency forward contracts are with BBH, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2018 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2018 is $1,003,442, and the net amount of the Fund’s liabilities which is attributable to those contracts at that date is $0. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 88.8%
	Banks — 6.4%
	Banks — 6.4%
	BNP Paribas S.A.	4,118,772	$ 255,838,688
	Credit Agricole S.A.	1,350,200	18,030,292
	DBS Group Holdings Ltd.	1,106,200	21,604,391
	HSBC Holdings plc	2,973,301	27,892,698
	ING Groep N.V.	15,844,800	228,111,859
	JPMorgan Chase & Co.	3,980,000	414,716,000
			966,193,928
	Capital Goods — 3.3%
	Aerospace & Defense — 0.6%
	BAE Systems plc	9,585,400	81,822,374
	Construction & Engineering — 1.5%
	Ferrovial S.A.	3,068,600	62,980,208
	Vinci S.A.	1,708,719	164,344,609
	Industrial Conglomerates — 1.2%
	Hopewell Holdings Ltd.	28,564,340	97,937,793
	Jasmine Broadband Internet Infrastructure Fund	177,442,000	53,291,515
	NWS Holdings Ltd.	17,099,000	29,596,770
			489,973,269
	Consumer Services — 1.9%
	Hotels, Restaurants & Leisure — 1.9%
	Las Vegas Sands Corp.	3,653,000	278,943,080
			278,943,080
	Diversified Financials — 13.2%
	Capital Markets — 9.3%
[a]	Apollo Investment Corp.	24,368,156	135,730,629
	Ares Capital Corp.	15,132,345	248,927,075
	CME Group, Inc.	3,396,000	556,672,320
	Deutsche Boerse AG	747,700	99,671,679
[a]	Solar Capital Ltd.	4,607,900	94,185,476
	UBS Group AG	16,784,172	259,736,884
	Diversified Financial Services — 1.0%
[b]	AXA Equitable Holdings, Inc.	7,396,340	152,438,567
	Mortgage Real Estate Investment Trusts — 2.9%
	Chimera Investment Corp.	8,125,000	148,525,000
	Granite Point Mortgage Trust, Inc.	1,417,500	26,011,125
[a]	MFA Financial, Inc.	34,220,151	259,388,745
			1,981,287,500
	Energy — 13.4%
	Oil, Gas & Consumable Fuels — 13.4%
	China Shenhua Energy Co. Ltd.	23,238,500	55,152,043
	Eni S.p.A.	16,866,152	313,289,230
	LUKOIL PJSC Sponsored ADR	721,500	49,336,170
[b,c,d]	Malamute Energy, Inc.,	12,439	130,610
	ONEOK, Inc.	3,853,800	269,110,854
	Repsol S.A.	6,325,300	123,837,781
	Royal Dutch Shell plc Sponsored ADR Class A	8,450,000	584,993,500
	Suncor Energy, Inc.	3,092,000	125,829,689
	TOTAL S.A.	5,016,900	305,884,601
	Valero Energy Corp.	1,603,000	177,660,490
			2,005,224,968
	Food & Staples Retailing — 2.0%
	Food & Staples Retailing — 2.0%
	Walgreens Boots Alliance, Inc.	5,049,000	303,015,735
			303,015,735
	Food, Beverage & Tobacco — 3.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

	SHARES/ PRINCIPAL AMOUNT	VALUE
Food Products — 0.7%
Nestle S.A.	1,437,100	$ 111,595,466
Tobacco — 2.8%
British American Tobacco plc	3,004,500	151,866,787
KT&G Corp.	2,808,000	269,588,156
		533,050,409
Insurance — 3.5%
Insurance — 3.5%
Assicurazioni Generali S.p.A.	1,654,047	27,757,036
AXA S.A.	1,680,600	41,244,138
Legal & General Group plc	18,555,100	65,138,351
NN Group N.V.	9,810,600	399,155,568
		533,295,093
Materials — 3.6%
Chemicals — 1.2%
LyondellBasell Industries N.V. Class A	1,715,000	188,392,750
Metals & Mining — 2.4%
Glencore plc	29,042,700	138,751,403
MMC Norilsk Nickel PJSC ADR	12,214,300	219,246,685
		546,390,838
Pharmaceuticals, Biotechnology & Life Sciences — 5.9%
Pharmaceuticals — 5.9%
AstraZeneca plc	1,704,300	118,153,140
Merck & Co., Inc.	4,365,000	264,955,500
Novartis AG	1,882,400	143,095,094
Pfizer, Inc.	2,947,048	106,918,902
Roche Holding AG	1,155,600	257,364,011
		890,486,647
Real Estate — 3.5%
Equity Real Estate Investment Trusts — 3.5%
Colony Capital, Inc.	6,462,000	40,322,880
Crown Castle International Corp.	2,145,101	231,284,790
Lamar Advertising Co. Class A	1,621,351	110,754,487
Outfront Media, Inc.	2,743,000	53,351,350
Washington Real Estate Investment Trust	2,973,840	90,196,567
		525,910,074
Retailing — 2.2%
Specialty Retail — 2.2%
Home Depot, Inc.	1,683,900	328,528,890
		328,528,890
Semiconductors & Semiconductor Equipment — 5.3%
Semiconductors & Semiconductor Equipment — 5.3%
ASE Technology Holding Co. Ltd.	27,520,977	64,630,991
QUALCOMM, Inc.	5,312,000	298,109,440
Taiwan Semiconductor Manufacturing Co., Ltd.	59,963,000	425,799,547
		788,539,978
Technology Hardware & Equipment — 0.4%
Technology Hardware, Storage & Peripherals — 0.4%
Samsung Electronics Co., Ltd.	1,345,100	56,302,301
		56,302,301
Telecommunication Services — 14.1%
Diversified Telecommunication Services — 8.3%
AT&T, Inc.	8,810,000	282,889,100
BT Group plc	52,774,684	151,696,423
Deutsche Telekom AG	6,998,400	108,452,149
Koninklijke KPN N.V.	93,458,400	254,297,880
Orange S.A.	27,004,180	452,376,487

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Wireless Telecommunication Services — 5.8%
	China Mobile Ltd.	61,073,774	$ 542,576,992
	MTN Group Ltd.	9,654,286	75,939,308
	Vodafone Group plc	102,379,724	248,369,658
			2,116,597,997
	Transportation — 2.7%
	Transportation Infrastructure — 2.7%
	Atlantia S.p.A.	11,216,878	331,668,460
	Sydney Airport	12,791,554	67,779,352
			399,447,812
	Utilities — 3.9%
	Electric Utilities — 3.5%
	Electricite de France S.A.	29,451,158	405,150,280
	Enel S.p.A.	19,941,571	110,779,907
	Multi-Utilities — 0.4%
	E.ON SE	6,067,341	64,860,126
			580,790,313
	Total Common Stock (Cost $11,461,520,431)		13,323,978,832
	Preferred Stock — 0.4%
	Banks — 0.1%
	Banks — 0.1%
[e,f]	First Tennessee Bank N.A., 3.75% (LIBOR 3 Month + 0.85%)	12,000	9,540,000
			9,540,000
	Diversified Financials — 0.0%
	Capital Markets — 0.0%
[f]	Morgan Stanley, Series A 4.00% (LIBOR 3 Month + 0.70%)	120,000	2,805,600
			2,805,600
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
	Crestwood Equity Partners L.P., 9.25%	2,166,596	20,929,317
			20,929,317
	Miscellaneous — 0.1%
	U.S. Government Agencies — 0.1%
	Farm Credit Bank of Texas, Series 1, 10.00%	9,000	10,282,500
			10,282,500
	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
[e]	Centaur Funding Corp., 9.08%, 4/21/2020	15,000	16,837,500
			16,837,500
	Total Preferred Stock (Cost $60,828,706)		60,394,917
	Asset Backed Securities — 0.3%
	Commercial MTG Trust — 0.0%
[g]	Citigroup Mortgage Loan Trust, Inc. CMO, Series 2004-HYB2 Class B1, 3.837%, 3/25/2034	$ 485,693	402,079
[f,h]	CSMC Trust, Series 2016-BDWN Class E, 13.573% (LIBOR 1 Month + 11.50%), 2/15/2029	2,000,000	2,021,419
			2,423,498
	Other Asset Backed — 0.3%
[h,i]	CFG Investments Ltd., Series 2017-1 Class A, 7.87%, 11/15/2026	26,000,000	26,920,551
[e]	Fairway Outdoor Funding, LLC, Series 2012-1A Class B, 8.835%, 10/15/2042	7,000,000	7,079,569
[e]	JPR Royalty Sub, LLC, 14.00%, 9/1/2020	5,000,000	2,500,000
[d,e,f]	Northwind Holdings, LLC, Series 2007-1A Class A1, 3.08% (LIBOR 3 Month + 0.78%), 12/1/2037	1,487,500	1,433,950
			37,934,070
	Residential MTG Trust — 0.0%
[g]	Bear Stearns ARM Trust CMO, Series 2003-6 Class 2B1, 3.679%, 8/25/2033	95,462	96,624

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[f]	FBR Securitization Trust, Series 2005-2 Class M1 2.811% (LIBOR 1 Month + 0.72%), 9/25/2035	$ 2,389,510	$ 2,390,375
[g]	Merrill Lynch Mortgage Investors Trust Series MLMI CMO, Series 2004-A4 Class M1, 3.677%, 8/25/2034	3,514,978	3,284,832
[f]	Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7 Class A2C, 2.411% (LIBOR 1 Month + 0.32%), 11/25/2035	88,656	88,649
			5,860,480
	Total Asset Backed Securities (Cost $47,721,524)		46,218,048
	Corporate Bonds — 6.7%
	Automobiles & Components — 0.0%
	Auto Components — 0.0%
[h,i]	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021	4,300,000	4,439,750
			4,439,750
	Banks — 0.1%
	Banks — 0.1%
[f,h,i,j]	BPCE S.A., 12.50% (LIBOR 3 Month + 12.98%), 9/30/2019	10,211,000	11,181,045
			11,181,045
	Capital Goods — 0.2%
	Construction & Engineering — 0.1%
[h]	Zachry Holdings, Inc., 7.50%, 2/1/2020	15,420,000	15,246,525
	Machinery — 0.1%
	Mueller Industries, Inc., 6.00%, 3/1/2027	7,679,000	7,525,420
			22,771,945
	Consumer Durables & Apparel — 0.2%
	Commercial Services & Supplies — 0.1%
[h,i]	Cimpress N.V., 7.00%, 6/15/2026	18,000,000	18,382,500
	Leisure Products — 0.1%
	Vista Outdoor, Inc., 5.875%, 10/1/2023	10,625,000	10,120,313
			28,502,813
	Diversified Financials — 0.3%
	Capital Markets — 0.1%
[h]	Compass Group Diversified Holdings, LLC, 8.00%, 5/1/2026	17,000,000	16,575,000
	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/2018	5,000,000	5,128,011
	Consumer Finance — 0.1%
[h]	FirstCash, Inc., 5.375%, 6/1/2024	7,500,000	7,481,250
	Diversified Financial Services — 0.1%
	Bank of America Corp. (BRL), 10.75%, 8/20/2018	5,000,000	1,298,639
[f,j]	JPMorgan Chase & Co., Series I 5.829% (LIBOR 3 Month + 3.47%), 7/30/2018	15,000,000	15,112,500
			45,595,400
	Energy — 2.4%
	Energy Equipment & Services — 0.2%
	Enviva Partners L.P. / Enviva Partners Finance Corp., 8.50%, 11/1/2021	16,330,000	16,983,200
	Odebrecht Offshore Drilling Finance Ltd.,
[h,i]	6.72%, 12/1/2022	4,664,652	4,198,186
[h,i,k]	7.72%, 12/1/2026	15,044,308	3,911,520
[h,i,j]	Odebrecht Oil & Gas Finance Ltd. (Guaranty: Odebrecht Oleo e Gas S.A.),, 7/30/2018	2,337,727	28,754
[b,h,i,l]	Schahin II Finance Co. SPV Ltd., 5.875%, 9/25/2023	11,640,133	1,629,619
	Oil, Gas & Consumable Fuels — 2.2%
[h]	CITGO Petroleum Corp., 6.25%, 8/15/2022	27,000,000	26,873,100
[h]	DCP Midstream Operating L.P. (Guaranty: DCP Midstream L.P.), 9.75%, 3/15/2019	5,000,000	5,206,250
[h]	Enable Oklahoma Intrastate Transmission, LLC (Guaranty: Enable Midstream Partners L.P.), 6.25%, 3/15/2020	2,500,000	2,595,813
	Enbridge Energy Partners L.P., 9.875%, 3/1/2019	9,750,000	10,170,129
[f]	Energy Transfer Partners L.P., 5.376% (LIBOR 3 Month + 3.02%), 11/1/2066	13,820,000	11,781,550
[c,f]	Enterprise TE Partners L.P., Series 1 5.078% (LIBOR 3 Month + 2.78%), 6/1/2067	7,000,000	6,756,610
	HollyFrontier Corp., 5.875%, 4/1/2026	25,000,000	26,671,987
	Kinder Morgan Energy Partners L.P.,
	5.00%, 3/1/2043	10,000,000	9,275,228
	5.80%, 3/15/2035	10,000,000	10,218,600
	9.00%, 2/1/2019	8,000,000	8,269,621
	Kinder Morgan, Inc.,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	5.30%, 12/1/2034	$ 23,630,000	$ 23,402,964
	5.55%, 6/1/2045	5,000,000	5,033,172
[b,d,e,i,l]	Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	16,148,704	670,171
	ONEOK Partners L.P., 8.625%, 3/1/2019	8,000,000	8,234,505
[h,i]	Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/2019	4,000,000	4,115,000
[b,l]	RAAM Global Energy Co., 12.50%, 10/1/2015	15,000,000	155,850
	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp., 5.50%, 8/15/2022	7,497,000	7,365,803
[f,j]	Summit Midstream Partners L.P., Series A, 9.50% (LIBOR 3 Month + 7.43%), 12/15/2022	17,000,000	16,660,000
	Transcontinental Gas Pipe Line Co., LLC, 7.85%, 2/1/2026	32,700,000	39,630,376
	Williams Companies, Inc.,
	3.70%, 1/15/2023	29,129,000	28,182,307
	4.55%, 6/24/2024	69,318,000	69,318,000
	5.75%, 6/24/2044	14,198,000	14,677,183
			362,015,498
	Food & Staples Retailing — 0.0%
	Food & Staples Retailing — 0.0%
[h]	C&S Group Enterprises, LLC, 5.375%, 7/15/2022	7,860,000	7,702,800
			7,702,800
	Food, Beverage & Tobacco — 0.2%
	Food Products — 0.1%
	B&G Foods, Inc., 5.25%, 4/1/2025	10,000,000	9,425,000
[h,i]	BRF S.A., 4.75%, 5/22/2024	6,000,000	5,256,000
	Tobacco — 0.1%
[h]	Vector Group Ltd., 6.125%, 2/1/2025	16,000,000	15,460,000
			30,141,000
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[h,m]	Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026	2,500,000	2,542,188
[h]	Energizer Holdings, Inc., 5.50%, 6/15/2025	7,500,000	7,368,750
			9,910,938
	Insurance — 0.5%
	Insurance — 0.5%
[f,h,i,j]	Dai-ichi Life Insurance Co. Ltd., 7.25% (LIBOR 3 Month + 4.56%), 7/25/2021	9,000,000	9,787,500
	MetLife, Inc.,
[h]	9.25%, 4/8/2038	12,000,000	16,260,000
	Series A 6.817%, 8/15/2018	4,000,000	4,020,575
[h,n]	National Life Insurance Co., 10.50%, 9/15/2039	2,000,000	3,248,434
[f,h,i]	QBE Insurance Group Ltd., 7.50% (10-Yr. Semi-Annual USD Swap + 6.03%), 11/24/2043	40,000,000	43,600,000
			76,916,509
	Materials — 0.4%
	Chemicals — 0.2%
	Consolidated Energy Finance S.A.,
[f,h,i]	6.091% (LIBOR 3 Month + 3.75%), 6/15/2022	5,500,000	5,502,045
[h,i]	6.875%, 6/15/2025	13,000,000	13,341,250
[h,i]	Kissner Holdings L.P. / Kissner Milling Co. Ltd. / BSC Holding, Inc. / Kissner USA, 8.375%, 12/1/2022	14,520,000	14,846,700
	Construction Materials — 0.1%
[h,i]	CIMPOR Financial Operations B.V., 5.75%, 7/17/2024	8,000,000	6,400,000
	Metals & Mining — 0.1%
[h]	International Wire Group, Inc., 10.75%, 8/1/2021	15,780,000	14,833,200
			54,923,195
	Media — 0.3%
	Media — 0.3%
[h,i]	Altice France S.A., 7.375%, 5/1/2026	14,840,000	14,509,068
	DISH DBS Corp., 5.125%, 5/1/2020	4,000,000	3,960,000
[h,i]	Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028	10,000,000	9,100,000
	Time Warner Cable, LLC, 8.75%, 2/14/2019	14,000,000	14,467,141
			42,036,209
	Software & Services — 0.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Information Technology Services — 0.1%
[h]	Alliance Data Systems Corp., 5.375%, 8/1/2022	$ 10,000,000	$ 10,048,750
[h]	Harland Clarke Holdings Corp., 8.375%, 8/15/2022	6,500,000	6,370,000
			16,418,750
	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.3%
[i]	Deutsche Telekom International Finance B.V. (Guaranty: Deutsche Telekom AG), 8.75%, 6/15/2030	26,150,000	34,654,392
[h,i]	Digicel Ltd., 6.00%, 4/15/2021	51,737,000	46,886,656
	Qwest Corp., 6.75%, 12/1/2021	9,000,000	9,576,922
[i]	Telefonica Emisiones SAU (Guaranty: Telefonica S.A.), 7.045%, 6/20/2036	85,390,000	102,642,961
	Wireless Telecommunication Services — 0.2%
[h,i]	Millicom International Cellular S.A., 6.00%, 3/15/2025	28,423,000	28,600,644
[h,i]	VEON Holdings B.V. (Guaranty: Vimpel-Communications PJSC), 7.504%, 3/1/2022	8,735,000	9,320,245
			231,681,820
	Transportation — 0.3%
	Airlines — 0.1%
	American Airlines Pass Through Trust, Series 2013-2 Class A, 4.95%, 7/15/2024	3,716,248	3,830,151
[h,i]	Guanay Finance Ltd., 6.00%, 12/15/2020	8,293,915	8,314,649
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25%, 10/22/2024	1,644,259	1,759,358
	Diversified Consumer Services — 0.2%
[h]	Laureate Education, Inc., 8.25%, 5/1/2025	25,000,000	26,672,000
			40,576,158
	Utilities — 0.1%
	Electric Utilities — 0.1%
	Ameren Illinois Co., 9.75%, 11/15/2018	5,000,000	5,128,128
	Arizona Public Service Co., 8.75%, 3/1/2019	6,500,000	6,747,360
	Gas Utilities — 0.0%
	Sempra Energy, 9.80%, 2/15/2019	7,750,000	8,064,145
			19,939,633
	Total Corporate Bonds (Cost $944,453,122)		1,004,753,463
	Convertible Bonds — 0.0%
	Diversified Financials — 0.0%
	Consumer Finance — 0.0%
	EZCORP, Inc., 2.125%, 6/15/2019	4,353,000	4,406,420
			4,406,420
	Total Convertible Bonds (Cost $4,265,135)		4,406,420
	Municipal Bonds — 0.0%
	San Bernardino County Redevelopment Agency Successor Agency, 8.45%, 9/1/2030	2,555,000	2,772,737
	Total Municipal Bonds (Cost $2,510,912)		2,772,737
	Other Government — 0.1%
	Brazilian Government International Bond (BRL), 12.50%, 1/5/2022	20,000,000	5,721,267
	Total Other Government (Cost $12,629,260)		5,721,267
	Loan Participations — 0.5%
	Commercial & Professional Services — 0.2%
	Professional Services — 0.2%
[o]	Harland Clarke Holdings Corp., 7.084% (LIBOR 3 Month + 4.75%), 11/3/2023	14,113,223	13,713,395
	RGIS Services, LLC
[i,o]	9.594% (LIBOR 1 Month + 7.50%), 3/31/2023	7,394,435	6,839,852
[i,o]	9.834% (LIBOR 3 Month + 7.50%), 3/31/2023	2,185,377	2,021,474
[i,o]	9.953% (LIBOR 3 Month + 7.50%), 3/31/2023	1,305,279	1,207,383
[i,o]	10.001% (LIBOR 6 Month + 7.50%), 3/31/2023	3,490,655	3,228,856
			27,010,960

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
[d,i,k]	Malamute Energy, Inc., 0.383%, 11/22/2022	$ 215,069	$ 215,069
[o]	McDermott Technology Americas, Inc., 7.094% (LIBOR 1 Month + 5.00%), 5/10/2025	5,985,000	6,007,444
			6,222,513
	Media — 0.1%
	Media — 0.1%
[o]	ABG Intermediate Holdings 2, LLC, 9.844% (LIBOR 1 Month + 7.75%), 9/29/2025	15,000,000	14,981,250
			14,981,250
	Retailing — 0.0%
	Specialty Retail — 0.0%
	Office Depot, Inc.,
[i,o]	9.046% (LIBOR 1 Month + 7.00%), 11/8/2022	4,050,000	4,141,125
[i,o]	9.341% (LIBOR 3 Month + 7.00%), 11/8/2022	225,000	230,062
			4,371,187
	Software & Services — 0.0%
	Internet Software & Services — 0.0%
[o]	CareerBuilder, LLC, 9.084% (LIBOR 3 Month + 6.75%), 7/31/2023	6,107,841	6,097,641
			6,097,641
	Transportation — 0.1%
	Airlines — 0.1%
[b,d,e,i,l]	OS Two, LLC, 10.00%, 12/15/2020	4,254,414	2,105,935
[c,d,i,o]	Wheels Up Partners, LLC, 8.80% (LIBOR 3 Month + 6.50%), 8/17/2025	12,895,652	12,792,487
			14,898,422
	Total Loan Participations (Cost $74,457,412)		73,581,973
	Rights — 0.0%
	Energy — 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
[b]	Repsol S.A.	462,300	262,433
			262,433
	Total Rights (Cost $260,348)		262,433
	Short-Term Investments — 1.5%
[a]	Thornburg Capital Management Fund	22,825,031	228,250,313
	Total Short-Term Investments (Cost $228,250,313)		228,250,313
	Total Investments — 98.3% (Cost $12,836,897,163)		$14,750,340,403
	Other Assets Less Liabilities — 1.7%		247,852,261
	Net Assets — 100.0%		$14,998,192,664

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2018
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	486,708,600	7/10/2018	642,528,583	$ 45,718,747	$ —
Great Britain Pound	SSB	Sell	52,150,600	7/10/2018	68,846,639	286,752	—
Swiss Franc	SSB	Sell	163,532,600	7/23/2018	165,409,795	4,274,718	—
Swiss Franc	SSB	Buy	27,741,200	7/23/2018	28,059,642	—	(7,757)
Chinese Yuan Renminbi	SSB	Sell	1,813,676,600	7/25/2018	273,229,903	13,193,602	—
Korean Won	SSB	Sell	138,365,080,000	8/6/2018	124,256,702	4,580,842	—
Euro	SSB	Sell	2,120,953,200	8/15/2018	2,484,629,757	66,622,428	—
Euro	SSB	Buy	140,000,000	8/15/2018	164,005,583	1,114,687	—
Thailand Baht	BBH	Sell	1,415,987,200	8/17/2018	42,789,613	1,486,275	—

SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2018
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Thailand Baht	BBH	Buy	136,630,400	8/17/2018	4,128,824	$ —	$ (142,077)

Total						$ 137,278,051	$ (149,834)

Net unrealized appreciation/depreciation						$ 137,128,217

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

Footnote Legend
a	Investment in Affiliates.
b	Non-income producing.
c	Illiquid Security.
d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
e	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and illiquid. As of June 30, 2018, the aggregate value of these securities in the Fund’s portfolio was $40,167,125, representing 0.27% of the Fund’s net assets. Additional information is as follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Centaur Funding Corp., 9.08%, 4/21/2020	6/30/2010	$ 15,937,500	$ 16,837,500	0.1%
First Tennessee Bank N.A., 3.75%	3/17/2005	11,968,750	9,540,000	0.1
Fairway Outdoor Funding, LLC, 8.835%, 10/15/2042	10/19/2012	7,000,000	7,079,569	0.1
JPR Royalty Sub, LLC, 14.00%, 9/01/2020	3/01/2011	5,000,000	2,500,000	0.0
Northwind Holdings, LLC, 3.08%, 12/01/2037	1/29/2010	1,308,382	1,433,950	0.0
Linc USA GP / Linc Energy Finance USA, Inc., 9.625%, 10/31/2017	8/08/2014	16,148,704	670,171	0.0
OS Two, LLC, 10.00%, 12/15/2020	12/04/2015	2,847,668	2,105,935	0.0

f	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2018.
g	Variable rate coupon, rate shown as of June 30, 2018
h	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the aggregate value of these securities in the Fund’s portfolio was $476,777,161, representing 3.18% of the Fund’s net assets.
i	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
j	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
k	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at June 30, 2018.
l	Bond in default.
m	When-issued security.
n	Segregated as collateral for a when-issued security.
o	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at June 30, 2018.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
ARM	Adjustable Rate Mortgage
BRL	Denominated in Brazilian Real
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rates
MFA	Mortgage Finance Authority
SPV	Special Purpose Vehicle

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Investment Income Builder Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
	Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Corporate Bonds	$ 1,004,753,463	$ —	$ 1,004,083,292	$ 670,171
Convertible Bonds	4,406,420	—	4,406,420	—
Asset Backed Securities	46,218,048	—	44,784,098	1,433,950
Common Stock(a)	13,323,978,832	13,270,556,707	53,291,515	130,610
Preferred Stock(a)	60,394,917	23,734,917	36,660,000	—
Loan Participations	73,581,973	—	58,468,482	15,113,491
Municipal Bonds	2,772,737	—	2,772,737	—
Other Government	5,721,267	—	5,721,267	—
Rights	262,433	262,433	—	—
Short Term Investment	228,250,313	228,250,313	—	—
Total Investments in Securities	$ 14,750,340,403	$ 13,522,804,370	$ 1,210,187,811	$ 17,348,222(b)
Other Financial Instruments**
Forward Currency Contracts	$ 137,278,051	$ —	$ 137,278,051	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$ (149,834)	$ —	$ (149,834)	$ —
Spot Currency	(271,399)	(271,399)	—	—
Total Other Financial Instruments	$ (421,233)	$ (271,399)	$ (149,834)	$ —

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
(a)	At June 30, 2018, industry classifications for Common Stock and Preferred Stock in level 2 and Level 3 consist of $9,540,000 in Banks, $53,291,515 in Capital Goods, $130,610 in Energy, $10,282,500 in Miscellaneous, and $16,837,500 Telecommunication Services.
(b)	In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs inputs used to value portfolio securities characterized as Level 3 investments for the period ended at June 30, 2018.

	FAIR VALUE AT JUNE 30, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Common Stock	$ 130,610	Discount to valuation	Valuaton and Pricing Committee value due to halt in trading of the security and lack of information as well as liquidity.	$10.50/(N/A)
Asset-Backed Securities	1,433,950	Discounted cash flows	Third Party Vendor Discounted cash flows	5.7%/(N/A)
Corporate Bond	670,171	Discount to valuation	Valuaton and Pricing Committee value due to halt in trading of the security and lack of information as well as liquidity.	$4.15/(N/A)
Loan Participations	14,898,422	Discounted cash flows	Third Party Vendor Discounted cash flows	9.0%-35.0%/(4.40%)
	215,069	Discounted cash flows	Valuaton and Pricing Committee value due to halt in trading of the security and lack of information as well as liquidity.	$100.00/(N/A)
Total	$17,348,222
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels 1 and 2 for the period ended June 30, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2018 is as follows:
	PREFERRED STOCK	ASSET BACKED SECURITIES	COMMON STOCK	CORPORATE BONDS	LOAN PARTICIPATIONS	TOTAL (a)
Beginning Balance 9/30/2017	$ 13,782,716	$ 1,774,019	$ 130,610	$ 7,999,393	$ 17,155,748	$ 40,842,486
Accrued Discounts (Premiums)	–	7,908	–	39,960	10,815	58,683
Net Realized Gain (Loss)	–	48,225	–	1,595,582	7,045	1,650,852
Gross Purchases	20,922,456	–	–	–	2,428	20,924,884
Gross Sales	(14,142,462)	(393,750)	–	(7,376,389)	(991,612)	(22,904,213)
Net Change in Unrealized Appreciation (Depreciation)	(1,714)	(2,452)	–	(1,588,375)	(1,070,933)	(2,663,474)
Transfers into Level(b)	–	–	–	–	–	–
Transfers out of Level 3(b)	(20,560,996)	–	–	–	–	–
Ending Balance 6/30/2018	$ –	$ 1,433,950	$ 130,610	$ 670,171	$ 15,113,491	$ 17,348,222

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

(a)	Level 3 investments represent 0.12% of total net assets at the period ended June 30, 2018. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.
(b)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended June 30, 2018. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/17	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/18	Dividend Income	ROC Adjustment
Apollo Investment Corp.	$151,528,000	$ -	$ (2,322,271)	$(2,191,245)	$(11,283,855)	$135,730,629	$11,030,447	$-
MFA Financial, Inc.	295,388,523	3,468,400	-	-	(39,468,178)	259,388,745	20,432,090	-
Solar Capital Ltd.	99,714,956	-	-	-	(5,529,480)	94,185,476	5,621,638	-
Thornburg Capital Management Fund	274,117,324	2,232,302,015	(2,278,169,026)	-	-	228,250,313	2,776,614	-
Total	$820,748,803	$2,235,770,415	$(2,280,491,297)	$(2,191,245)	$(56,281,513)	$717,555,163	$39,860,789	$-
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2018, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended June 30, 2018 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.
The monthly average value of open sell currency contracts for the period ended June 30, 2018 was $4,123,388,828. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.
As of the period ended June 30, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
The outstanding forward currency contracts in the foregoing table which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Outstanding forward currency contracts which were entered into with Brown Brothers Harriman & Co. (“BBH”) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with SSB and the agreement with BBH does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Investment Income Builder Fund	June 30, 2018 (Unaudited)

to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.
Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2018 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2018 is $135,784,018 attributable to the Fund’s contracts with SSB, and the net amount of the Fund’s assets which is attributable to those contracts at that date is $1,344,198 attributable to the Fund’s contracts with BBH. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Common Stock — 96.3%
	Banks — 8.4%
	Banks — 8.4%
	BNP Paribas S.A.	869,775	$ 54,026,320
	Citigroup, Inc.	1,307,731	87,513,359
	ING Groep N.V.	3,257,752	46,900,678
			188,440,357
	Consumer Durables & Apparel — 2.8%
	Household Durables — 2.8%
	Barratt Developments plc	9,335,472	63,499,823
			63,499,823
	Consumer Services — 7.1%
	Hotels, Restaurants & Leisure — 7.1%
	Galaxy Entertainment Group Ltd.	10,571,401	81,856,405
	MGM China Holdings Ltd.	17,171,108	39,833,048
	Yum China Holdings, Inc.	974,500	37,479,270
			159,168,723
	Diversified Financials — 4.5%
	Consumer Finance — 4.5%
	Capital One Financial Corp.	1,099,085	101,005,912
			101,005,912
	Energy — 6.5%
	Oil, Gas & Consumable Fuels — 6.5%
	Peabody Energy Corp.	913,031	41,524,650
	Reliance Industries Ltd.	7,331,800	104,142,272
			145,666,922
	Food & Staples Retailing — 2.6%
	Food & Staples Retailing — 2.6%
	Walgreens Boots Alliance, Inc.	964,342	57,874,985
			57,874,985
	Insurance — 2.5%
	Insurance — 2.5%
	NN Group N.V.	1,393,754	56,706,488
			56,706,488
	Materials — 10.1%
	Chemicals — 7.4%
	CF Industries Holdings, Inc.	1,582,239	70,251,411
[a]	OCI N.V.	3,524,294	95,195,461
	Metals & Mining — 2.7%
	Mineral Resources Ltd.	5,182,887	61,407,887
			226,854,759
	Media — 2.8%
	Media — 2.8%
[a]	Altice N.V. Class A	2,952,898	12,034,896
	Altice USA, Inc. Class A	3,024,544	51,598,721
			63,633,617
	Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
	Pharmaceuticals — 3.0%
	Bayer AG	626,519	69,031,074
			69,031,074
	Real Estate — 3.9%
	Real Estate Management & Development — 3.9%
	New World Development Co. Ltd.	61,976,396	87,210,591
			87,210,591

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Software & Services — 14.8%
	Internet Software & Services — 14.8%
[a]	Alphabet, Inc. Class A	109,470	$ 123,612,430
[a]	Baidu, Inc. Sponsored ADR	354,870	86,233,410
[a]	Facebook, Inc. Class A	635,044	123,401,750
[a]	iQIYI, Inc. ADR	34,291	1,107,599
			334,355,189
	Technology Hardware & Equipment — 5.8%
	Communications Equipment — 2.0%
[a]	EchoStar Corp. Class A	1,042,709	46,296,279
	Technology Hardware, Storage & Peripherals — 3.8%
	Samsung Electronics Co., Ltd.	2,034,000	85,137,820
			131,434,099
	Telecommunication Services — 7.4%
	Diversified Telecommunication Services — 3.0%
[a]	Zayo Group Holdings, Inc.	1,835,994	66,977,061
	Wireless Telecommunication Services — 4.4%
[a]	T-Mobile US, Inc.	1,665,407	99,508,068
			166,485,129
	Transportation — 14.1%
	Airlines — 7.4%
	easyJet plc	3,469,779	76,610,726
[a]	Ryanair Holdings plc Sponsored ADR	794,548	90,761,218
	Transportation Infrastructure — 6.7%
	Aena SME S.A.	659,753	119,806,462
	Atlantia S.p.A.	1,063,826	31,455,948
			318,634,354
	Total Common Stock (Cost $1,786,083,760)		2,170,002,022
	Short-Term Investments — 3.4%
[b]	Thornburg Capital Management Fund	7,605,493	76,054,931
	Total Short-Term Investments (Cost $76,054,931)		76,054,931
	Total Investments — 99.7% (Cost $1,862,138,691)		$2,246,056,953
	Other Assets Less Liabilities — 0.3%		5,967,640
	Net Assets — 100.0%		$2,252,024,593

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2018
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Great Britain Pound	SSB	Sell	66,467,600	7/10/2018	87,747,233	$ 6,243,603	$ —
Great Britain Pound	SSB	Buy	9,076,500	7/10/2018	11,982,346	—	(221,635)
Swiss Franc	SSB	Sell	7,409,200	7/23/2018	7,494,250	193,675	—
Swiss Franc	SSB	Buy	3,826,000	7/23/2018	3,869,919	8,073	—
Swiss Franc	SSB	Buy	1,827,700	7/23/2018	1,848,680	11,414	—
Swiss Franc	SSB	Buy	1,755,500	7/23/2018	1,775,651	—	(2,850)
Australian Dollar	BBH	Sell	33,826,700	7/31/2018	25,035,776	548,203	—
Euro	SSB	Sell	286,564,400	8/15/2018	335,701,153	9,001,432	—
Euro	SSB	Buy	32,247,700	8/15/2018	37,777,163	297,016	—

Total						$ 16,303,416	$ (224,485)

Net unrealized appreciation/depreciation						$ 16,078,931

*	Counterparties include State Street Bank and Trust Company (“SSB”) and Brown Brothers Harriman & Co. (“BBH”).

SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	June 30, 2018 (Unaudited)

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Global Opportunities Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Global Opportunities Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	June 30, 2018 (Unaudited)

Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 2,170,002,022	$ 2,170,002,022	$ —	$ —
Short Term Investment	76,054,931	76,054,931	—	—
Total Investments in Securities	$ 2,246,056,953	$ 2,246,056,953	$ —	$ —
Other Financial Instruments**
Forward Currency Contracts	$ 16,303,416	$ —	$ 16,303,416	$ —
Liabilities
Other Financial Instruments**
Forward Currency Contracts	$ (224,485)	$ —	$ (224,485)	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	June 30, 2018 (Unaudited)

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/17	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/18	Dividend Income	ROC Adjustment
Thornburg Capital Management Fund	$193,583,692	$617,595,722	$(735,124,483)	$-	$-	$76,054,931	$1,710,864	$-
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of the FASB Accounting Standards Codification 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended June 30, 2018, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract’s counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s Advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended June 30, 2018 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.
The monthly average value of open sell currency contracts for the period ended June 30, 2018 was $469,589,017. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.
As of the period ended June 30, 2018, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.
The outstanding forward currency contracts in the foregoing table which were entered into with State Street Bank and Trust Company (“SSB”), were entered into pursuant to an International Swaps and Derivatives Association (“ISDA”) Master Agreement. Outstanding forward currency contracts which were entered into with Brown Brothers Harriman & Co. (“BBH”) were entered into pursuant to a written agreement with BBH. In the event of a default or termination under the ISDA Master Agreement with SSB or the agreement with BBH, the non-defaulting party has the right to close out all outstanding forward currency contracts between the parties and to net any payment amounts under those contracts, resulting in a single net amount payable by one party to the other.
Because the ISDA Master Agreement with SSB and the agreement with BBH does not result in an offset of reported amounts of financial assets and liabilities unless there has been an event of default or termination event under that agreement, the Fund does not net its outstanding forward currency contracts for purposes of the financial statements which appear in the Fund’s annual and semi-annual reports

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Global Opportunities Fund	June 30, 2018 (Unaudited)

to shareholders. Instead the Fund recognizes the unrealized appreciation or depreciation on those forward currency contracts on a gross basis in those financial statements.
Because the Fund does not currently receive or post cash collateral in connection with its currency forward contracts, the net amounts of the Fund’s assets and liabilities which are attributable to those contracts at June 30, 2018 can be determined by offsetting the dollar amounts shown in the preceding table. Based on those amounts, the net amount of the Fund’s assets which is attributable to its outstanding forward currency contracts at June 30, 2018 is $15,530,728 attributable to the Fund’s contracts with SSB, and the net amount of the Fund’s assets which is attributable to those contracts at that date is $548,203 attributable to the Fund’s contracts with BBH. The Fund’s forward currency contracts are valued each day, and the net amounts of the Fund’s assets and liabilities which are attributable to those contracts are expected to vary over time.

SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2018 (Unaudited)

		SHARES	VALUE
	Common Stock — 93.6%
	Banks — 20.8%
	Banks — 20.8%
	Bank Central Asia Tbk PT	11,568,369	$ 17,336,408
	BBVA Banco Frances S.A. ADR	390,675	4,828,743
	Grupo Financiero Banorte SAB de C.V.	4,532,477	26,651,359
	HDFC Bank Ltd.	777,552	24,286,087
	HDFC Bank Ltd. ADR	154,513	16,226,955
[a]	ICICI Bank Ltd. Sponored ADR	4,343,601	34,879,116
	Industrial & Commercial Bank of China Ltd. Class H	44,165,428	33,044,135
	Itau Unibanco Holding S.A. ADR	2,408,265	24,997,791
	Sberbank of Russia PJSC Sponsored ADR	1,093,167	15,779,866
			198,030,460
	Capital Goods — 1.0%
	Machinery — 1.0%
	Han’s Laser Technology Industry Group Co. Ltd.	1,188,857	9,544,519
			9,544,519
	Consumer Durables & Apparel — 1.0%
	Household Durables — 1.0%
	Midea Group Co. Ltd.	1,247,579	9,833,302
			9,833,302
	Consumer Services — 3.4%
	Hotels, Restaurants & Leisure — 3.4%
	Galaxy Entertainment Group Ltd.	2,020,826	15,647,647
	Yum China Holdings, Inc.	446,989	17,191,197
			32,838,844
	Diversified Financials — 2.3%
	Capital Markets — 1.2%
	B3 S.A. - Brasil Bolsa Balcao	2,131,067	11,244,358
	Diversified Financial Services — 1.1%
	GT Capital Holdings, Inc.	608,625	10,378,016
			21,622,374
	Energy — 7.7%
	Energy Equipment & Services — 2.0%
	Halliburton Co.	430,650	19,405,089
	Oil, Gas & Consumable Fuels — 5.7%
	LUKOIL PJSC Sponsored ADR	151,709	10,373,861
	Novatek PJSC Sponsored GDR	49,567	7,350,786
	Reliance Industries Ltd.	2,541,033	36,093,313
			73,223,049
	Food, Beverage & Tobacco — 3.0%
	Food Products — 0.9%
	Vietnam Dairy Products, JSC	1,203,710	8,913,069
	Tobacco — 2.1%
	British American Tobacco plc Sponsored ADR	397,496	20,053,673
			28,966,742
	Healthcare Equipment & Services — 0.5%
	Health Care Providers & Services — 0.5%
[a]	Hapvida Participacoes e Investimentos S.A.	679,706	5,241,931
			5,241,931
	Household & Personal Products — 3.8%
	Personal Products — 3.8%
	Unilever N.V.	643,477	35,854,538
			35,854,538
	Insurance — 5.3%
	Insurance — 5.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2018 (Unaudited)

		SHARES	VALUE
	AIA Group Ltd.	4,164,341	$ 36,411,975
	Sanlam Ltd.	2,851,522	14,565,784
			50,977,759
	Materials — 4.0%
	Metals & Mining — 4.0%
	First Quantum Minerals Ltd.	775,865	11,431,564
	Glencore plc	3,370,247	16,101,344
	Grupo Mexico SAB de CV Series B Class B	3,677,923	10,424,354
			37,957,262
	Media — 0.9%
	Media — 0.9%
	Naspers Ltd. Class N	32,409	8,233,670
			8,233,670
	Pharmaceuticals, Biotechnology & Life Sciences — 2.9%
	Pharmaceuticals — 2.9%
[a,b,c]	China Animal Healthcare Ltd.	35,787,582	729,837
	Novartis AG Sponsored ADR	349,983	26,437,716
			27,167,553
	Real Estate — 1.7%
	Equity Real Estate Investment Trusts — 1.7%
	Fibra Uno Administracion S.A. de C.V.	11,352,263	16,548,030
			16,548,030
	Retailing — 1.8%
	Internet & Direct Marketing Retail — 1.8%
[a]	Ctrip.com International Ltd. ADR	360,003	17,146,943
			17,146,943
	Semiconductors & Semiconductor Equipment — 6.0%
	Semiconductors & Semiconductor Equipment — 6.0%
	ams AG	158,548	11,812,250
	QUALCOMM, Inc.	335,363	18,820,572
	Taiwan Semiconductor Manufacturing Co., Ltd.	3,709,156	26,338,858
			56,971,680
	Software & Services — 15.8%
	Information Technology Services — 1.6%
	Cielo S.A.	3,649,952	15,557,558
	Internet Software & Services — 14.2%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	261,445	48,505,891
[a]	Baidu, Inc. Sponsored ADR	76,250	18,528,750
[a]	Facebook, Inc. Class A	47,807	9,289,856
	Tencent Holdings Ltd.	964,693	48,421,549
[a]	Yandex N.V. Class A	293,112	10,522,721
			150,826,325
	Technology Hardware & Equipment — 6.7%
	Electronic Equipment, Instruments & Components — 3.3%
	Hangzhou Hikvision Digital Technology Co. Ltd. Class A	2,690,423	15,077,869
	Sunny Optical Technology Group Co. Ltd.	884,258	16,455,296
	Technology Hardware, Storage & Peripherals — 3.4%
	Samsung Electronics Co., Ltd.	765,450	32,039,697
			63,572,862
	Telecommunication Services — 3.3%
	Diversified Telecommunication Services — 3.3%
	China Unicom Hong Kong Ltd.	25,324,046	31,632,463
			31,632,463
	Transportation — 1.7%
	Transportation Infrastructure — 1.7%
	Shanghai International Airport Co. Ltd. Class A	1,890,357	15,829,775

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2018 (Unaudited)

		SHARES	VALUE
			15,829,775
	Total Common Stock (Cost $784,885,746)		892,020,081
	Short-Term Investments — 5.1%
[d]	Thornburg Capital Management Fund	4,916,996	$ 49,169,956
	Total Short-Term Investments (Cost $49,169,956)		49,169,956
	Total Investments — 98.7% (Cost $834,055,702)		$941,190,037
	Other Assets Less Liabilities — 1.3%		12,029,766
	Net Assets — 100.0%		$953,219,803

Footnote Legend
a	Non-income producing.
b	Illiquid Security.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2018 (Unaudited)

times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock(a)	$ 892,020,081	$ 891,290,244	$ —	$ 729,837
Short Term Investment	49,169,956	49,169,956	—	—
Total Investments in Securities	$ 941,190,037	$ 940,460,200	$ —	$ 729,837(b)
Liabilities
Other Financial Instruments**
Spot Currency	$ (3,881)	$ (3,881)	$ —	$ —

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
(a)	At June 30, 2018, industry classifications for Common Stock in Level 3 consist of $729,837 in Pharmaceuticals, Biotechnology & Life Sciences.
(b)	In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, the following table displays a summary of the valuation techniques and unobservable inputs inputs used to value portfolio securities characterized as Level 3 investments for the period ended at June 30, 2018.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2018 (Unaudited)

	FAIR VALUE AT JUNE 30, 2018	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Common Stock	$ 729,837	Discount to valuation	Fair valued by the Committee due to halt in trading and lack of information and liquidity	.16 HKD/(N/A)
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended June 30, 2018 is as follows:
	COMMON STOCK	TOTAL
Beginning Balance 9/30/2017	$ –	$ –
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	–	–
Gross Purchases	–	–
Gross Sales	–	–
Net Change in Unrealized Appreciation (Depreciation)	729,837	729,837
Transfers into Level 3	–	–
Transfers out of Level 3	–	–
Ending Balance 6/30/2018	$ 729,837	$ 729,837(a)

(a)	Level 3 investments represent 0.08% of total net assets at the period ended June 30, 2018. Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to increase or decrease the fair value of these portfolio securities.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/17	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/18	Dividend Income	ROC Adjustment
Thornburg Capital Management Fund	$49,158,463	$290,699,261	$(290,687,768)	$-	$-	$49,169,956	$684,406	$-
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. Additionally, the Fund’s risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.
During the period ended June 30, 2018, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Schedule of Investments
Thornburg Better World International Fund	June 30, 2018 (Unaudited)

		SHARES	VALUE
	Common Stock — 93.3%
	Automobiles & Components — 1.3%
	Automobiles — 1.3%
	Subaru Corp.	30,386	$ 885,109
			885,109
	Banks — 11.9%
	Banks — 11.9%
	ING Groep N.V.	140,720	2,025,895
	Intesa Sanpaolo S.p.A.	314,550	913,370
	Resona Holdings, Inc.	429,457	2,298,661
[a]	Royal Bank of Scotland Group plc	193,542	654,149
	Skandinaviska Enskilda Banken AB	106,320	1,010,881
	United Overseas Bank Ltd.	58,105	1,141,203
			8,044,159
	Capital Goods — 6.4%
	Building Products — 1.5%
	Allegion plc	13,375	1,034,690
	Electrical Equipment — 1.3%
	Legrand S.A.	12,043	884,614
	Machinery — 1.5%
	Weir Group plc	38,655	1,020,299
	Trading Companies & Distributors — 2.1%
	Brenntag AG	25,759	1,435,483
			4,375,086
	Commercial & Professional Services — 3.6%
	Commercial Services & Supplies — 1.0%
	Focused Photonics Hangzhou, Inc.	180,674	698,120
	Professional Services — 2.6%
	Bureau Veritas S.A.	24,906	664,889
	RELX plc	51,263	1,097,692
			2,460,701
	Consumer Durables & Apparel — 4.1%
	Household Durables — 4.1%
	Midea Group Co. Ltd.	121,701	959,236
	Sony Corp.	35,669	1,824,768
			2,784,004
	Consumer Services — 4.5%
	Hotels, Restaurants & Leisure — 4.5%
	Compass Group plc	94,127	2,010,568
[a]	GreenTree Hospitality Group Ltd. ADR	57,926	1,047,881
			3,058,449
	Diversified Financials — 2.5%
	Capital Markets — 2.5%
	UBS Group AG	110,578	1,711,207
			1,711,207
	Food, Beverage & Tobacco — 4.5%
	Food Products — 4.5%
	Grupo Nutresa S.A.	158,933	1,464,046
	Vietnam Dairy Products, JSC	117,110	867,160
	Wessanen	35,416	745,286
			3,076,492
	Household & Personal Products — 4.2%
	Household Products — 2.1%
	Reckitt Benckiser Group plc	17,222	1,418,046
	Personal Products — 2.1%
	Kao Corp.	19,100	1,457,752

Schedule of Investments, Continued
Thornburg Better World International Fund	June 30, 2018 (Unaudited)

		SHARES	VALUE
			2,875,798
	Insurance — 4.9%
	Insurance — 4.9%
	AIA Group Ltd.	218,049	$ 1,906,567
	Intact Financial Corp.	19,581	1,388,908
			3,295,475
	Materials — 4.9%
	Chemicals — 1.0%
	Sika AG	4,976	690,399
	Construction Materials — 1.9%
	CRH plc	37,654	1,329,312
	Paper & Forest Products — 2.0%
	Mondi plc	49,178	1,331,154
			3,350,865
	Media — 3.9%
	Media — 3.9%
	Informa plc	62,665	690,563
	Schibsted ASA Class A	23,161	704,128
	Shaw Communications, Inc. Class B	60,812	1,238,767
			2,633,458
	Pharmaceuticals, Biotechnology & Life Sciences — 7.9%
	Life Sciences Tools & Services — 4.1%
	Lonza Group AG	5,551	1,477,016
	Thermo Fisher Scientific, Inc.	6,280	1,300,839
	Pharmaceuticals — 3.8%
	Galenica AG	18,791	999,986
	Novartis AG	20,580	1,564,437
			5,342,278
	Real Estate — 2.3%
	Equity Real Estate Investment Trusts — 2.3%
	Equinix, Inc.	3,657	1,572,108
			1,572,108
	Retailing — 5.1%
	Internet & Direct Marketing Retail — 3.2%
[a]	Ctrip.com International Ltd. ADR	24,807	1,181,557
	Start Today Co. Ltd.	27,100	982,762
	Specialty Retail — 1.9%
	Industria de Diseno Textil S.A.	37,530	1,282,394
			3,446,713
	Semiconductors & Semiconductor Equipment — 4.5%
	Semiconductors & Semiconductor Equipment — 4.5%
	ASML Holding N.V.	8,126	1,610,375
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	39,844	1,456,697
			3,067,072
	Software & Services — 4.1%
	Internet Software & Services — 4.1%
[a]	Alibaba Group Holding Ltd. Sponsored ADR	5,742	1,065,313
	Scout24 AG	9,754	517,594
	Tencent Holdings Ltd.	23,462	1,177,646
			2,760,553
	Telecommunication Services — 5.5%
	Diversified Telecommunication Services — 5.5%
	DNA Oyj	36,356	870,359
	Nippon Telegraph & Telephone Corp.	31,671	1,440,592
	Orange S.A.	86,200	1,444,030
			3,754,981

Schedule of Investments, Continued
Thornburg Better World International Fund	June 30, 2018 (Unaudited)

		SHARES	VALUE
	Transportation — 5.1%
	Air Freight & Logistics — 1.6%
	Deutsche Post AG	34,597	$ 1,130,054
	Transportation Infrastructure — 3.5%
	Aena SME S.A.	7,555	1,371,935
	Shanghai International Airport Co. Ltd. Class A	117,834	986,737
			3,488,726
	Utilities — 2.1%
	Electric Utilities — 2.1%
	Enel S.p.A.	252,745	1,404,055
			1,404,055
	Total Common Stock (Cost $58,577,384)		63,387,289
	Rights — 0.0%
	Banks — 0.0%
	Banks — 0.0%
[a]	Intesa Sanpaolo S.p.A.	314,550	0
			0
	Total Rights (Cost $0)		0
	Short-Term Investments — 6.5%
[b]	Thornburg Capital Management Fund	437,347	4,373,472
	Total Short-Term Investments (Cost $4,373,472)		4,373,472
	Total Investments — 99.8% (Cost $62,950,856)		$67,760,761
	Other Assets Less Liabilities — 0.2%		149,720
	Net Assets — 100.0%		$67,910,481

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2018 (Unaudited)

times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 63,387,289	$ 63,387,289	$ —	$ —
Rights	—	—	—	—
Short Term Investment	4,373,472	4,373,472	—	—
Total Investments in Securities	$ 67,760,761	$ 67,760,761	$ —	$ —
Other Financial Instruments**
Spot Currency	$ 1,868	$ 1,868	$ —	$ —
Liabilities
Other Financial Instruments**
Spot Currency	$ (355)	$ (355)	$ —	$ —

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	June 30, 2018 (Unaudited)

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/17	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/18	Dividend Income	ROC Adjustment
Thornburg Capital Management Fund	$7,738,888	$36,178,401	$(39,543,817)	$-	$-	$4,373,472	$71,967	$-
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. Additionally, the Fund’s risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.
During the period ended June 30, 2018, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Schedule of Investments
Thornburg Capital Management Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS — 102.6%
[a]	Air Liquide U.S. LLC, 2.30%, 7/27/2018	$ 1,025,000	$ 1,023,297
	Ameren Corp., 1.65%, 7/2/2018	16,000,000	15,999,022
	Arizona Public Service Co.,
	0.533%%, 7/3/2018	16,000,000	15,999,053
	1.598%%, 7/2/2018	16,000,000	15,999,053
	AutoZone, Inc.,
[a]	2.200%%, 7/2/2018	15,000,000	14,999,083
[a]	2.250%%, 7/13/2018	2,000,000	1,998,500
[a]	AVANGRID, Inc., 2.18%, 7/2/2018	16,000,000	15,999,031
[a]	Avery Dennison Corp., 2.20%, 7/2/2018	16,000,000	15,999,022
	B.A.T. International Finance plc,
[a,b]	2.300%%, 7/2/2018	15,000,000	14,999,042
[a,b]	2.350%%, 7/16/2018	1,000,000	999,021
	Baltimore Gas and Electric Co., 2.25%, 7/6/2018	16,000,000	15,995,000
	Bank of New York Tri-Party Repurchase Agreement 2.11% dated 6/29/2018 due 7/2/2018, repurchase price $40,007,033 collateralized by 45 corporate debt securities, having an average coupon of 3.61%, a minimum credit rating of BBB-, maturity dates from 8/12/2019 to 11/1/2046, and having an aggregate market value of $43,200,001 at 6/29/2018	40,000,000	40,000,000
	Berkshire Hathaway Energy,
[a]	2.190%%, 7/5/2018	11,000,000	10,997,323
[a]	2.200%%, 7/5/2018	1,000,000	999,755
[a]	2.220%%, 7/5/2018	1,000,000	999,754
[a]	2.250%%, 7/3/2018	1,000,000	999,875
[a]	2.250%%, 7/5/2018	2,000,000	1,999,500
[a]	Brown-Forman Corp., 2.13%, 7/25/2018	16,000,000	15,977,280
[a]	Campbell Soup Co., 2.32%, 7/12/2018	18,000,000	17,987,240
	Caterpillar Financial Services Corp., 2.05%, 7/13/2018	16,000,000	15,989,067
[a]	CenterPoint Energy Resources Corp., 1.65%, 7/2/2018	16,000,000	15,999,022
[a]	Chevron Corp., 1.94%, 7/27/2018	14,000,000	13,980,384
[a]	Church & Dwight Co., Inc., 2.20%, 7/2/2018	16,000,000	15,999,022
[a]	Colgate-Palmolive Co., 1.96%, 7/11/2018	16,000,000	15,991,289
[a]	Conagra Foods, Inc., 2.25%, 7/2/2018	2,500,000	2,499,844
	Consolidated Edison, Inc.,
[a]	2.160%%, 7/6/2018	15,000,000	14,995,500
[a]	2.200%%, 7/10/2018	1,000,000	999,450
[a]	Cummins, Inc., 1.98%, 7/17/2018	10,000,000	9,991,200
[a,b]	Diageo Capital plc, 2.12%, 7/2/2018	16,000,000	15,999,058
	Dollar General Corp.,
[a]	2.150%%, 7/2/2018	1,000,000	999,940
[a]	2.200%%, 7/18/2018	15,000,000	14,984,417
[a]	Dover Corp., 2.20%, 7/5/2018	10,520,000	10,517,428
	Dow Chemical Co., 2.25%, 7/5/2018	11,600,000	11,597,100
	Eni Finance USA, Inc.,
[a]	2.180%%, 7/2/2018	2,810,000	2,809,830
[a]	2.300%%, 7/9/2018	3,625,000	3,623,147
[a]	2.300%%, 7/25/2018	2,646,000	2,641,943
	Federal Home Loan Bank Discount Notes,
	1.750%%, 7/3/2018	3,000,000	2,999,703
	1.800%%, 7/3/2018	1,000,000	999,901
	1.846%%, 7/27/2018	10,000,000	9,986,668
	1.850%%, 7/2/2018	27,704,000	27,702,576
	1.850%%, 7/3/2018	1,000,000	999,901
	Federal National Mtg Assoc., 1.81%, 7/5/2018	11,090,000	11,087,770
	Florida Power & Light Co., 2.12%, 7/5/2018	16,000,000	15,996,231
[a]	General Mills, Inc., 2.15%, 7/5/2018	17,000,000	16,995,939
[a]	Hershey Co., 1.95%, 7/20/2018	2,250,000	2,247,684
	Hitachi America Capital Ltd.,
	2.350%%, 7/2/2018	1,000,000	999,935
	2.380%%, 7/2/2018	17,000,000	16,998,876
	Ingersoll-Rand Luxembourg Finance S.A.,
[a,b]	0.550%%, 7/3/2018	16,000,000	15,999,022
[a,b]	2.150%%, 7/2/2018	16,000,000	15,999,044
	Inter-American Development Bank,
[b]	1.750%%, 7/2/2018	25,000,000	24,998,785
[b]	1.770%%, 7/5/2018	16,000,000	15,996,853

Schedule of Investments, Continued
Thornburg Capital Management Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
	Intercontinental Exchange, Inc.,
[a]	1.950%%, 7/3/2018	$ 6,500,000	$ 6,499,296
[a]	1.970%%, 7/5/2018	1,000,000	999,781
	International Bank for Reconstruction & Development Discount Notes,
[b]	1.800%%, 7/2/2018	16,700,000	16,699,154
[b]	1.840%%, 7/2/2018	23,000,000	22,998,834
[b]	1.850%%, 7/2/2018	2,000,000	1,999,899
[b]	1.860%%, 7/3/2018	2,000,000	1,999,793
	International Finance Corp.,
[b]	1.830%%, 7/5/2018	3,000,000	2,999,384
[b]	1.850%%, 7/5/2018	42,000,000	41,991,373
	Interpublic Group of Companies, Inc.,
[a]	2.250%%, 7/3/2018	1,000,000	999,875
[a]	2.320%%, 7/3/2018	11,500,000	11,498,518
[a]	2.350%%, 7/2/2018	1,000,000	999,935
	Kansas City Power and Light Co.,
[a]	2.200%%, 7/5/2018	2,000,000	1,999,511
[a]	2.250%%, 7/3/2018	16,000,000	15,998,000
	Kentucky Utilities Co.,
[a]	2.270%%, 7/5/2018	2,000,000	1,999,496
[a]	2.300%%, 7/9/2018	13,000,000	12,993,356
[a]	Kimberly-Clark Corp., 1.95%, 7/9/2018	3,170,000	3,168,626
[a]	Kroger Co., 2.17%, 7/2/2018	16,000,000	15,999,036
[a]	L’oreal USA, Inc., 1.96%, 7/16/2018	6,560,000	6,554,643
[a]	Leggett & Platt, 2.30%, 7/16/2018	16,000,000	15,984,667
[a]	Louisville Gas & Electric Co., 2.32%, 7/11/2018	1,000,000	999,356
	McDonald’s Corp.,
[a]	2.250%%, 7/24/2018	11,255,000	11,238,821
[a]	2.260%%, 7/16/2018	3,745,000	3,741,473
[a]	Merck & Co., Inc., 1.85%, 7/2/2018	6,409,000	6,408,671
[a]	NBCUniversal Enterprise, Inc., 2.29%, 7/19/2018	17,000,000	16,980,535
[a]	NextEra Energy Capital Holdings, Inc., 2.23%, 7/12/2018	5,000,000	4,996,593
	Novartis AG,
[a]	1.870%%, 7/2/2018	5,000,000	4,999,740
[a]	1.910%%, 7/2/2018	9,000,000	8,999,523
	NSTAR Electric Co., 1.92%, 7/13/2018	16,000,000	15,989,760
	Oglethorpe Power Corp.,
[a]	2.350%%, 7/10/2018	3,056,000	3,054,205
[a]	2.400%%, 7/16/2018	12,944,000	12,931,056
[a]	2.420%%, 7/16/2018	1,000,000	998,992
[a]	2.430%%, 7/18/2018	1,000,000	998,853
	Peoples Gas Light & Coke Co.,
	2.230%%, 7/2/2018	5,481,000	5,480,660
	2.260%%, 7/10/2018	1,688,000	1,687,046
	Qualcomm, Inc.,
[a]	2.100%%, 7/3/2018	3,000,000	2,999,650
[a]	2.100%%, 7/18/2018	1,200,000	1,198,810
[a,b]	Reckitt Benckiser Treasury Services plc, 2.26%, 7/2/2018	16,000,000	15,998,996
[a]	Roche Holding, Inc., 1.91%, 7/11/2018	16,000,000	15,991,511
	Ryder System, Inc.,
	2.220%%, 7/9/2018	2,950,000	2,948,545
	2.300%%, 7/26/2018	13,050,000	13,029,156
[a]	Southern California Edison Co., 2.25%, 7/12/2018	16,000,000	15,989,000
	Southern Company Gas Capital Corp.,
[a]	2.250%%, 7/2/2018	1,000,000	999,936
[a]	2.300%%, 7/2/2018	10,922,000	10,921,304
[a]	2.300%%, 7/3/2018	6,078,000	6,077,223
[a]	Southwestern Public Service Co., 2.25%, 7/6/2018	11,384,000	11,380,442
	Spectra Energy Partners,
[a]	2.300%%, 7/18/2018	5,000,000	4,994,569
[a]	2.400%%, 7/26/2018	11,000,000	10,981,667
	Tennessee Valley Authority Discount Notes,
	1.877%%, 7/10/2018	39,082,000	39,063,647
	1.880%%, 7/10/2018	4,450,000	4,447,910
[a]	The Clorox Co., 2.20%, 7/6/2018	11,189,000	11,185,581

Schedule of Investments, Continued
Thornburg Capital Management Fund	June 30, 2018 (Unaudited)

		SHARES/ PRINCIPAL AMOUNT	VALUE
[a,b]	Total Capital S.A.,, 1.90%, 7/2/2018	$ 2,663,000	$ 2,662,859
[a,b]	Tyco Electronics Group S.A., 2.28%, 7/2/2018	16,000,000	15,998,987
	Tyson Foods, Inc.,
[a]	2.220%%, 7/12/2018	8,000,000	7,994,573
[a]	2.240%%, 7/20/2018	9,950,000	9,938,237
	United States Treasury Bill,
	1.767%%, 7/12/2018	25,000,000	24,986,503
	1.795%%, 7/19/2018	12,000,000	11,989,215
	1.805%%, 7/19/2018	4,000,000	3,996,405
[a]	Wal-Mart Stores, Inc., 1.96%, 7/2/2018	2,265,000	2,264,877
	Wisconsin Public Service Corp.,
	2.150%%, 7/6/2018	1,000,000	999,701
	2.270%%, 7/11/2018	15,000,000	14,990,542
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,117,514,687)		1,117,514,687
	Total Investments — 102.6% (Cost $1,117,514,687)		$1,117,514,687
	Liabilities Net of Other Assets — (2.6)%		(27,925,793)
	Net Assets — 100.0%		$1,089,588,894

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2018, the aggregate value of these securities in the Fund’s portfolio was $628,871,666, representing 57.72% of the Fund’s net assets.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
Mtg	Mortgage

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Capital Management Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Capital Management Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Capital Management Fund	June 30, 2018 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities
Short-Term Investments	$ 1,117,514,687	$ —	$ 1,117,514,687	$ —
Total Investments in Securities	$ 1,117,514,687	$ —	$ 1,117,514,687	$ —
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018.

Schedule of Investments
Thornburg Long/Short Equity Fund	June 30, 2018 (Unaudited)

		SHARES	VALUE
	Common Stock — 101.6%
	Capital Goods — 3.0%
	Machinery — 3.0%
[a]	ITT, Inc.	107,480	$ 5,617,980
			5,617,980
	Commercial & Professional Services — 1.9%
	Commercial Services & Supplies — 1.9%
[a]	ADT, Inc.	418,015	3,615,830
			3,615,830
	Consumer Durables & Apparel — 3.6%
	Household Durables — 2.3%
[a,b]	TRI Pointe Group, Inc.	263,632	4,313,019
	Leisure Products — 1.3%
[a]	Callaway Golf Co.	131,435	2,493,322
			6,806,341
	Consumer Services — 4.5%
	Hotels, Restaurants & Leisure — 4.5%
	Domino’s Pizza Group plc	869,024	3,978,578
[a]	Starbucks Corp.	92,377	4,512,617
			8,491,195
	Diversified Financials — 10.0%
	Capital Markets — 4.8%
	Apollo Global Management, LLC, Class A	119,115	3,796,195
	Oaktree Capital Group, LLC	130,467	5,303,484
	Diversified Financial Services — 2.0%
[b]	AXA Equitable Holdings, Inc.	177,851	3,665,509
	Mortgage Real Estate Investment Trusts — 3.2%
[a]	PennyMac Mortgage Investment Trust	311,186	5,909,422
			18,674,610
	Energy — 6.7%
	Energy Equipment & Services — 2.1%
[b]	McDermott International, Inc.	200,186	3,933,655
	Oil, Gas & Consumable Fuels — 4.6%
[a]	Devon Energy Corp.	117,883	5,182,137
	Teekay LNG Partners L.P.	206,250	3,475,312
			12,591,104
	Food & Staples Retailing — 4.1%
	Food & Staples Retailing — 4.1%
[a,b]	US Foods Holding Corp.	202,969	7,676,287
			7,676,287
	Food, Beverage & Tobacco — 3.7%
	Food Products — 3.7%
[b]	Nomad Foods Ltd.	362,084	6,948,392
			6,948,392
	Healthcare Equipment & Services — 3.8%
	Health Care Equipment & Supplies — 3.0%
	Medtronic plc	65,799	5,633,052
	Health Care Technology — 0.8%
[b]	Evolent Health, Inc., Class A	69,569	1,464,428
			7,097,480
	Insurance — 3.6%
	Insurance — 3.6%
[a]	Assured Guaranty Ltd.	188,715	6,742,787
			6,742,787
	Materials — 5.1%

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	June 30, 2018 (Unaudited)

		SHARES	VALUE
	Containers & Packaging — 5.1%
[a,b]	Owens-Illinois, Inc.	256,000	$ 4,303,360
	RPC Group plc	537,077	5,303,299
			9,606,659
	Media — 3.8%
	Media — 3.8%
[a]	Comcast Corp., Class A	217,222	7,127,054
			7,127,054
	Pharmaceuticals, Biotechnology & Life Sciences — 11.0%
	Biotechnology — 8.2%
[b]	Alkermes plc	169,752	6,986,992
[a]	Gilead Sciences, Inc.	117,899	8,351,965
	Life Sciences Tools & Services — 2.8%
[a]	Thermo Fisher Scientific, Inc.	26,006	5,386,883
			20,725,840
	Retailing — 11.7%
	Internet & Direct Marketing Retail — 6.4%
[a,b]	Amazon.com, Inc.	1,599	2,717,980
[a]	Expedia Group, Inc.	34,071	4,094,994
[a]	Start Today Co. Ltd.	143,832	5,215,964
	Specialty Retail — 5.3%
[a,b]	CarMax, Inc.	67,852	4,944,375
[a,b]	O’Reilly Automotive, Inc.	18,515	5,065,149
			22,038,462
	Software & Services — 9.8%
	Information Technology Services — 1.6%
[a]	Cognizant Technology Solutions Corp., Class A	36,799	2,906,753
	Internet Software & Services — 6.7%
[a,b]	Alphabet, Inc., Class C	5,041	5,623,992
[a,b]	Facebook, Inc., Class A	35,841	6,964,623
	Software — 1.5%
	Activision Blizzard, Inc.	37,424	2,856,199
			18,351,567
	Technology Hardware & Equipment — 10.4%
	Communications Equipment — 8.2%
[a,b]	ARRIS International plc	163,685	4,001,280
[b]	Casa Systems, Inc.	177,128	2,892,500
[b]	Palo Alto Networks, Inc.	18,229	3,745,513
[a,b]	ViaSat, Inc.	70,321	4,621,496
	Technology Hardware, Storage & Peripherals — 2.2%
[a,b]	Pure Storage, Inc., Class A	174,892	4,176,421
			19,437,210
	Telecommunication Services — 2.6%
	Wireless Telecommunication Services — 2.6%
[a]	China Mobile Ltd.	555,000	4,930,598
			4,930,598
	Transportation — 2.3%
	Air Freight & Logistics — 2.3%
[a]	United Parcel Service, Inc., Class B	39,772	4,224,979
			4,224,979
	Total Common Stock (Cost $171,832,079)		190,704,375
	Total Long-Term Investments — 101.6% (Cost $171,832,079)		190,704,375
	Short-Term Investments — 32.0%
[c]	Thornburg Capital Management Fund	6,013,278	60,132,778
	Total Short-Term Investments (Cost $60,132,778)		60,132,778

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	June 30, 2018 (Unaudited)

		SHARES	VALUE
	Liabilities Net of Other Assets — (33.6)%		(63,091,809)
	Common Stock Sold Short — (71.9)%
	Banks — (4.1)%
	Banks — (2.1)%
	Westamerica Bancorporation	(69,892)	$ (3,949,597)
	Thrifts & Mortgage Finance — (2.0)%
[b]	BofI Holding, Inc.	(91,955)	(3,761,879)
			(7,711,476)
	Capital Goods — (5.4)%
	Machinery — (1.0)%
	Kone OYJ, Class B	(36,604)	(1,866,297)
	Trading Companies & Distributors — (4.4)%
	GATX Corp.	(57,770)	(4,288,267)
	WW Grainger, Inc.	(12,999)	(4,008,892)
			(10,163,456)
	Commercial & Professional Services — (4.3)%
	Professional Services — (4.3)%
[b]	FTI Consulting, Inc.	(65,437)	(3,957,630)
[b]	TriNet Group, Inc.	(74,876)	(4,188,563)
			(8,146,193)
	Consumer Services — (6.2)%
	Diversified Consumer Services — (2.1)%
[b]	Chegg, Inc.	(146,306)	(4,065,844)
	Hotels, Restaurants & Leisure — (4.1)%
	Brinker International, Inc.	(78,183)	(3,721,511)
	Sonic Corp.	(114,400)	(3,937,648)
			(11,725,003)
	Diversified Financials — (4.2)%
	Capital Markets — (2.1)%
	FactSet Research Systems, Inc.	(20,198)	(4,001,224)
	Consumer Finance — (2.1)%
[b]	Credit Acceptance Corp.	(10,874)	(3,842,871)
			(7,844,095)
	Food & Staples Retailing — (2.2)%
	Food & Staples Retailing — (2.2)%
	Colruyt S.A.	(71,432)	(4,076,652)
			(4,076,652)
	Food, Beverage & Tobacco — (3.9)%
	Beverages — (2.0)%
[b]	Boston Beer Co., Inc.	(12,815)	(3,840,656)
	Food Products — (1.9)%
	Sanderson Farms, Inc.	(33,681)	(3,541,557)
			(7,382,213)
	Healthcare Equipment & Services — (9.7)%
	Health Care Equipment & Supplies — (6.3)%
	DiaSorin S.p.A.	(33,586)	(3,831,963)
[b]	Haemonetics Corp.	(45,696)	(4,098,017)
	ResMed, Inc.	(37,515)	(3,885,804)
	Health Care Technology — (3.4)%
	Computer Programs & Systems, Inc.	(124,542)	(4,097,432)
[b]	Inovalon Holdings, Inc., Class A	(232,810)	(2,310,639)
			(18,223,855)
	Household & Personal Products — (2.4)%
	Household Products — (2.4)%
	Church & Dwight Co., Inc.	(84,064)	(4,468,842)

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	June 30, 2018 (Unaudited)

		SHARES	VALUE
			(4,468,842)
	Media — (1.9)%
	Media — (1.9)%
	New York Times Co., Class A	(134,617)	$ (3,486,580)
			(3,486,580)
	Pharmaceuticals, Biotechnology & Life Sciences — (2.1)%
	Pharmaceuticals — (2.1)%
	Shionogi & Co. Ltd.	(77,830)	(4,000,637)
			(4,000,637)
	Real Estate — (4.1)%
	Equity Real Estate Investment Trusts — (2.2)%
	Extra Space Storage, Inc.	(41,232)	(4,115,366)
	Real Estate Management & Development — (1.9)%
[b]	Redfin Corp.	(155,510)	(3,590,726)
			(7,706,092)
	Retailing — (4.7)%
	Internet & Direct Marketing Retail — (0.6)%
[b]	HelloFresh SE	(76,500)	(1,167,631)
	Specialty Retail — (4.1)%
	Dufry AG	(26,009)	(3,319,739)
[b]	Murphy USA, Inc.	(57,650)	(4,282,818)
			(8,770,188)
	Software & Services — (12.6)%
	Information Technology Services — (6.5)%
	Paychex, Inc.	(60,883)	(4,161,353)
[b]	Square, Inc., Class A	(64,129)	(3,952,911)
[b]	Teradata Corp.	(100,724)	(4,044,069)
	Internet Software & Services — (1.8)%
[b]	MINDBODY, Inc.	(87,122)	(3,362,909)
	Software — (4.3)%
	CA, Inc.	(113,000)	(4,028,450)
[b]	Ellie Mae, Inc.	(38,578)	(4,005,940)
			(23,555,632)
	Technology Hardware & Equipment — (1.8)%
	Communications Equipment — (1.8)%
	Plantronics, Inc.	(45,003)	(3,431,479)
			(3,431,479)
	Telecommunication Services — (2.3)%
	Diversified Telecommunication Services — (2.3)%
	Cogent Communications Holdings, Inc.	(79,270)	(4,233,018)
			(4,233,018)
	Total Common Stock Sold Short (Proceeds $117,704,295)		(134,925,411)
	Exchange-Traded Funds Sold Short — (0.3)%
	Direxion Daily Developed Markets Bear 3X	(550)	(7,194)
	Direxion Daily Emerging Markets Bear 3X	(919)	(47,035)
	Direxion Daily Energy Bear 3X	(535)	(17,714)
	Direxion Daily Financial Bear 3X	(3,601)	(39,899)
	Direxion Daily S&P 500 Bear 3X	(266)	(7,041)
	Direxion Daily Semiconductors Bear 3x	(66)	(755)
	Direxion Daily Small Cap Bear 3X	(255)	(2,389)
[b]	iPath S&P 500 VIX Short-Term Futures ETN	(12,835)	(474,895)
	ProShares UltraPro Short QQQ	(221)	(3,180)
	Total Exchange-Traded Funds Sold Short (Proceeds $5,561,076)		(600,102)
	Total Securities Sold Short (Proceeds $123,265,371)		$(135,525,513)
	Net Assets — 100.0%		$ 187,745,344

Schedule of Investments, Continued
Thornburg Long/Short Equity Fund	June 30, 2018 (Unaudited)

Footnote Legend
a	All or a portion of the security is pledged as collateral for securities sold short. At June 30, 2018, the value of securities pledged was $93,193,058. An additional $70,736,738 in cash has been segregated for collateral on securities sold short.
b	Non-income producing.
c	Investment in Affiliates.

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Long/Short Equity Fund	June 30, 2018 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Long/Short Equity Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers one class of shares of beneficial interest: Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed the Advisor to assist the Trustees to obtain market values for portfolio investments, evaluate and monitor professional pricing service providers appointed by the Trustees’ Audit Committee (the “Audit Committee”) to assist in determining fair values for portfolio investments, assist in calculating fair values for portfolio investments in certain circumstances, and to perform other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, as well as the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider merits review for significant reasons, the Committee decides whether or not to use the valuation calculated by the pricing service provider or to use an alternative method approved by the Audit Committee to calculate a fair value for the obligation.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Long/Short Equity Fund	June 30, 2018 (Unaudited)

times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares. Futures contracts and other financial and derivative instruments traded on an exchange are valued at the latest published price for the instrument on its primary exchange. Listed options are valued at the last bid price.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the FASB. Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.
On days when market volatility thresholds established by the Audit Committee are exceeded, foreign securities for which valuations are obtained from pricing service providers are fair valued. On these days, the foreign securities are characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.
In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.
The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of June 30, 2018. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:
Fair Value Measurements at June 30, 2018
	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Investments in Securities*
Common Stock	$ 190,704,375	$ 190,704,375	$ —	$ —
Short Term Investment	60,132,778	60,132,778	—	—
Total Investments in Securities	$ 250,837,153	$ 250,837,153	$ —	$ —
Liabilities
Investment in Securities Sold Short*
Common Stock	$ (134,925,411)	$ (134,925,411)	$ —	$ —
Exchange-Traded Funds	(600,102)	(600,102)	—	—
Total Investment in Securities Sold Short	$ (135,525,513)	$ (135,525,513)	$ —	$ —
Other Financial Instruments**
Spot Currency	$ (20)	$ (20)	$ —	$ —

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Long/Short Equity Fund	June 30, 2018 (Unaudited)

*	See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).
**	Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.
In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between levels and the underlying events which caused the movement. The Fund recognized no transfers between levels for the period ended June 30, 2018, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
Fund	Market Value 9/30/17	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/18	Dividend Income	ROC Adjustment
Thornburg Capital Management Fund	$17,359,603	$123,129,981	$(80,356,806)	$-	$-	$60,132,778	$478,968	$-
NOTE 4 – Derivative Financial Instruments With Off-Balance Sheet Risk & Foreign Investment Risk
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”) require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. Additionally, the Fund’s risk of loss may exceed the amounts recognized on the Statement of Assets and Liabilities.
During the period ended June 30, 2018, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:	/s/ Jason H. Brady

Jason H. Brady

President and principal executive officer

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jason H. Brady

Jason H. Brady

President and principal executive officer

Date: August 22, 2018

By:	/s/ Nimish Bhatt

Nimish Bhatt

Treasurer and principal financial officer

Date: August 22, 2018